United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Six months ended 1/31/10

Item 1.                      Reports to Stockholders

Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust

Portfolios of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.010	0.033	0.044	0.035	0.009
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.010	0.033	0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.033)	(0.044)	(0.035)	(0.009)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.010)	(0.033)	(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	1.05%	3.31%	4.48%	3.51%	0.90%
Ratios to AverageNet Assets:
Net expenses	0.53%[5,6]	1.03%[5]	1.00%[5]	1.00%	1.00%	1.00%[6]
Net investment income	0.00%[4],[6]	1.01%	3.21%	4.39%	3.47%	2.26%[6]
Expense waiver/reimbursement[7]	0.80%[6]	0.32%	0.34%	0.33%	0.33%	0.35%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,932,504	$10,574,594	$10,106,815	$9,311,899	$8,165,254	$7,429,461
1	Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.53%, 1.03% and 1.00% after taking into account these expense reductions for the six months ended January 31, 2010, and the years ended July 31, 2009 and 2008, respectively.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.004	0.028	0.043	0.034	0.009
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.028)	(0.043)	(0.034)	(0.009)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	0.000[2]	(0.004)	(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.43%	2.84%	4.41%	3.46%	0.87%
Ratios to Average Net Assets:
Net expenses	0.29%[5,6]	0.85%[5]	1.00%	1.00%	1.00%	1.00%[6]
Net investment income	0.00%[4],[6]	0.41%	2.69%	4.33%	3.43%	2.23%[6]
Expense waiver/reimbursement[7]	1.02%[6]	0.48%	0.30%	0.30%	0.30%	0.31%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,155,277	$12,545,150	$12,325,955	$9,295,241	$7,623,531	$6,250,822
1	Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.29% and 0.85% after taking into account these expense reductions for the six months ended January 31, 2010, and the year ended July 31, 2009, respectively.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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2

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.011	0.021	0.028	0.022	0.007
Net realized gain (loss) on investments	0.000[2]	—	0.000[2]	0.000[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.011	0.021	0.028	0.022	0.007
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.021)	(0.028)	(0.022)	(0.007)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.011)	(0.021)	(0.028)	(0.022)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	1.07%	2.09%	2.77%	2.20%	0.67%
Ratios to Average Net Assets:
Net expenses	0.79%[4]	1.03%[5]	1.00%[5]	1.00%	1.00%	1.00%[4]
Net investment income	0.03%[4]	0.85%	1.99%	2.73%	2.17%	1.63%[4]
Expense waiver/reimbursement[6]	0.56%[4]	0.35%	0.44%	0.40%	0.39%	0.51%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$924,753	$1,178,029	$628,860	$446,174	$403,322	$442,515
1	Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2009 and 2008 are 1.03% and 1.00%, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,000.00	$2.67[2]
Federated Government Reserves Fund	$1,000	$1,000.00	$1.46[3]
Federated Municipal Trust	$1,000	$1,000.20	$3.98[4]
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,022.53	$2.70[2]
Federated Government Reserves Fund	$1,000	$1,023.74	$1.48[3]
Federated Municipal Trust	$1,000	$1,021.22	$4.02[4]
1	Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Federated Capital Reserves Fund	0.53%
Federated Government Reserves Fund	0.29%
Federated Municipal Trust	0.79%
2	Actual and Hypothetical expenses paid during the period utilizing Federated Capital Reserves Fund's current annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $5.14 and $5.19, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing Federated Government Reserves Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $5.14 and $5.19, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing Federated Municipal Trust's current annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $5.14 and $5.19, respectively.
Semi-Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited) - Federated Capital Reserves Fund

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.6%
Variable Rate Demand Instruments	13.3%
Bank Instruments	34.3%
Repurchase Agreements	4.8%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.6%[5]
8-30 Days	31.4%
31-90 Days	33.5%
91-180 Days	2.2%
181 Days or more	2.3%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 19.5% of the Fund's portfolio.
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Portfolio of Investments - Federated Capital Reserves Fund

January 31, 2010 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.7%
		Finance — Automotive – 2.2%
$36,245,233	[1]	BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	36,245,233
24,027,641		CarMax Auto Owner Trust 2009-2, Class A1, 0.279%, 11/15/2010	24,027,641
21,724,204	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.012%, 7/15/2010	21,724,204
40,052,137	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	40,052,137
41,585,066	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	41,585,066
45,852,383		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	45,852,383
6,597,914	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	6,597,914
2,418,195		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	2,418,195
		TOTAL	218,502,773
		Finance — Equipment – 0.5%
17,684,098	[1,2]	GE Equipment Small Ticket LLC Series 2009-1, Class A1, 0.382%, 11/15/2010	17,684,098
30,502,532	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	30,502,532
		TOTAL	48,186,630
		TOTAL ASSET-BACKED SECURITIES	266,689,403
		CERTIFICATES OF DEPOSIT – 34.3%
		Banking – 34.3%
150,000,000		ABN AMRO Bank NV, Amsterdam, 0.230%, 2/23/2010	150,000,000
403,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.250% — 0.270%, 3/2/2010 — 4/12/2010	403,003,255
200,000,000		Bank of Montreal, 0.170%, 2/8/2010	200,000,000
501,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 2/19/2010 — 3/4/2010	501,000,000
325,000,000		Barclays Bank PLC, 0.520% — 0.710%, 4/12/2010 — 1/21/2011	325,000,000
194,500,000		Bayerische Landesbank, 0.390% — 0.400%, 3/15/2010 — 3/22/2010	194,502,462
200,000,000		BNP Paribas SA, 0.220% — 0.340%, 3/3/2010 — 5/5/2010	200,000,000
488,000,000		Calyon, Paris, 0.220% — 0.450%, 2/1/2010 — 4/26/2010	488,000,000
200,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	200,000,000
98,000,000		Fifth Third Bank, Cincinnati, 0.295%, 2/1/2010	98,000,000
100,000,000		Lloyds TSB Bank PLC, London, 0.170%, 2/25/2010	100,000,000
450,000,000		Societe Generale, Paris, 0.240% — 0.500%, 2/1/2010 — 4/23/2010	450,000,000
100,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,409,505,717
		COLLATERALIZED LOAN AGREEMENTS – 14.5%
		Banking – 14.5%
200,000,000		Banc of America Securities LLC, 0.588% — 0.669%, 3/5/2010 — 4/19/2010	200,000,000
90,000,000		Barclays Capital, Inc., 0.385%, 2/1/2010	90,000,000
490,000,000		Citigroup Global Markets, Inc., 0.639%, 2/1/2010	490,000,000
495,000,000		Deutsche Bank Securities, Inc., 0.588% — 0.608%, 2/1/2010	495,000,000
168,000,000		Natixis Financial Products Inc., 0.406%, 2/4/2010 — 2/8/2010	168,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,443,000,000
		COMMERCIAL PAPER – 25.3%;3
		Aerospace / Auto – 1.0%
99,300,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.270% — 0.320%, 2/8/2010 — 3/24/2010	99,277,744
		Banking – 15.8%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010	99,968,583
125,000,000		Bank of America Corp., 0.200%, 4/28/2010	124,940,278
4,000,000		Bayerische Landesbank, 0.350%, 3/26/2010	3,997,939
Semi-Annual Shareholder Report
6

Principal Amount			Value
$200,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% — 0.210%, 2/23/2010 — 4/5/2010	199,952,861
300,000,000	[1,2]	Grampian Funding LLC, 0.230% — 0.250%, 2/4/2010 — 2/8/2010	299,990,569
436,000,000		ING (U.S.) Funding LLC, 0.300%, 2/12/2010 — 2/19/2010	435,952,742
196,000,000		Landesbank Baden-Wuerttemberg, 0.300% — 0.340%, 2/3/2010 — 3/16/2010	195,936,216
25,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.285%, 3/12/2010	24,992,281
45,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/1/2010	44,991,950
100,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.200%, 3/15/2010	99,976,667
40,000,000	[1,2]	Surrey Funding Corporation, 0.260%, 2/2/2010	39,999,711
		TOTAL	1,570,699,797
		Consumer Products – 0.3%
30,000,000		Clorox Co., 0.250%, 3/5/2010	29,993,333
		Diversified – 0.2%
20,000,000	[1,2]	ITT Corp., 0.200%, 2/5/2010	19,999,556
		Finance — Commercial – 6.9%
330,000,000		General Electric Capital Corp., 0.240% — 0.250%, 3/19/2010 — 4/8/2010	329,882,856
125,000,000		General Electric Capital Services, 0.240%, 3/25/2010	124,956,667
228,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 2/12/2010	227,983,977
		TOTAL	682,823,500
		Finance — Retail – 0.0%
2,500,000	[1,2]	Sheffield Receivables Corp., 0.190%, 2/17/2010	2,499,789
		Food & Beverage – 0.5%
51,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.210% — 0.320%, 2/12/2010 — 2/25/2010	50,993,324
		Retail – 0.2%
20,000,000		Safeway Inc., 0.250%, 2/22/2010	19,997,083
		Telecommunications – 0.4%
33,700,000	[1,2]	Vodafone Group PLC, 0.220%, 2/1/2010	33,700,000
		TOTAL COMMERCIAL PAPER	2,509,984,126
		CORPORATE BONDS – 0.8%
		Banking – 0.8%
75,000,000		JPMorgan Chase Bank, N.A., 0.231%, 2/22/2010	75,000,000
		Finance — Commercial – 0.0%
1,000,000		General Electric Capital Corp., 4.250%, 12/1/2010	1,029,764
		TOTAL CORPORATE BONDS	76,029,764
		CORPORATE NOTE – 1.8%
		Sovereign – 1.8%
181,485,000		International Bank for Reconstruction & Development (World Bank), 0.000%, 3/15/2010	181,480,765
		TOTAL CORPORATE NOTE	181,480,765
		GOVERNMENT AGENCIES – 2.1%
		Government Agency – 2.1%
50,000,000		Federal Home Loan Bank System Notes, 0.400%, 12/27/2010	50,000,000
50,000,000		Federal Home Loan Bank System Notes, 0.500%, 1/19/2011	49,997,589
28,000,000		Federal Home Loan Bank System Notes, 0.500%, 1/5/2011	28,000,000
75,000,000		Federal Home Loan Bank System Notes, 0.800%, 3/11/2010	74,998,983
		TOTAL GOVERNMENT AGENCIES	202,996,572
		MUNICIPALS – 0.4%
		Banking – 0.4%
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	22,300,000
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7

Principal Amount			Value
$19,200,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thueringen GTD LOC), 0.160%, 2/3/2010	19,200,000
		TOTAL MUNICIPALS	41,500,000
		NOTES — VARIABLE – 13.3%;4
		Banking – 11.4%
11,800,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	11,800,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.250%, 2/4/2010	460,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.300%, 2/4/2010	7,580,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.281%, 2/23/2010	100,000,000
5,845,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.350%, 2/3/2010	5,845,000
3,250,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.280%, 2/4/2010	3,250,000
3,495,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,495,000
11,585,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	11,585,000
4,800,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	4,800,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,700,000
4,660,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.250%, 2/4/2010	4,660,000
2,210,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.300%, 2/4/2010	2,210,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.700%, 2/4/2010	900,000
23,240,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.800%, 2/4/2010	23,240,000
7,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.300%, 2/4/2010	7,145,000
2,765,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,765,000
5,200,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	5,200,000
7,095,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	7,095,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	10,600,000
24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	6,440,000
25,000,000		Lloyds TSB Bank PLC, London, 0.183%, 2/8/2010	25,000,000
4,490,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.400%, 2/4/2010	4,490,000
3,950,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 0.380%, 2/4/2010	3,950,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.330%, 2/4/2010	12,735,000
10,830,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 2/2/2010	10,830,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	7,000,000
2,630,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.380%, 2/4/2010	2,630,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.350%, 2/4/2010	7,215,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.360%, 2/3/2010	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.390%, 2/3/2010	65,000,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	8,200,000
3,400,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.300%, 2/4/2010	3,400,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.660%, 2/4/2010	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.700%, 2/4/2010	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	150,000,000
4,180,750		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	4,180,750
645,000		Spiller LLC, Series 2003, (Regions Bank, Alabama LOC), 0.380%, 2/4/2010	645,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	10,420,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.980%, 2/4/2010	10,120,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/4/2010	1,215,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,135,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	7,935,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/11/2010	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/4/2010	150,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 0.283%, 2/15/2010	250,000,000
5,870,000		World of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	5,870,000
3,470,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.280%, 2/4/2010	3,470,000
		TOTAL	1,135,430,750
		Finance — Commercial – 0.3%
2,700,000		General Electric Capital Corp., 0.333%, 2/11/2010	2,691,867
7,490,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	7,490,000
15,975,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 2/4/2010	15,975,000
4,470,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.350%, 2/4/2010	4,470,000
		TOTAL	30,626,867
		Government Agency – 1.1%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.260%, 2/4/2010	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.330%, 2/4/2010	90,000,000
		TOTAL	106,545,000
		Healthcare – 0.5%
50,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	50,000,000
		TOTAL NOTES — VARIABLE	1,322,602,617
		REPURCHASE AGREEMENTS – 4.8%
176,707,000		Interest in $1,715,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $176,708,767 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,749,317,493.	176,707,000
300,000,000		Interest in $1,300,000,000 joint repurchase agreement 0.130%, dated 1/29/2010 under which Morgan Stanley & Co., Inc., will repurchase securities provided as collateral for $300,003,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2040 and the market value of those underlying securities was $1,326,257,366.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	476,707,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	9,930,495,964
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	2,007,718
		TOTAL NET ASSETS — 100%	$9,932,503,682
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,572,203,965, which represented 15.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2010, these liquid restricted securities amounted to $1,487,775,752, which represented 15.0% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
Semi-Annual Shareholder Report
9

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Portfolio of Investments Summary Tables (unaudited) - Federated Government Reserves Fund

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	47.5%
Repurchase Agreements	51.7%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.7%
8-30 Days	15.6%
31-90 Days	15.8%
91-180 Days	9.1%
181 Days or more	2.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
11

Portfolio of Investments - Federated Government Reserves Fund

January 31, 2010 (unaudited)

Principal Amount			Value
		U.S. Government Agencies – 47.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.142%, 2/8/2010	50,000,000
60,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.110% — 0.420%, 2/3/2010 — 5/17/2010	59,950,878
1,395,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% — 0.790%, 2/1/2010 — 4/15/2010	1,395,369,903
904,000,000		Federal Home Loan Bank System Notes, 0.200% — 5.250%, 2/4/2010 — 1/26/2011	905,421,560
1,598,460,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110% — 1.000%, 2/1/2010 — 7/6/2010	1,597,953,125
244,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135% — 0.226%, 2/9/2010 — 3/10/2010	243,976,521
133,500,000		Federal Home Loan Mortgage Corp. Notes, 3.125% — 7.000%, 2/4/2010 — 3/15/2010	134,217,091
576,950,000	[2]	Federal National Mortgage Association Discount Notes, 0.130% — 0.540%, 3/1/2010 — 7/15/2010	576,463,715
250,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.131% — 0.218%, 2/12/2010 — 4/13/2010	249,933,272
88,845,000		Federal National Mortgage Association Note, 2.500%, 4/9/2010	89,192,700
		TOTAL U.S. GOVERNMENT AGENCIES	5,302,478,765
		U.S. Treasury – 0.7%
75,250,000	[2]	United States Treasury Bills, 0.445% — 0.483%, 4/1/2010	75,193,276
		TOTAL U.S. TREASURY	75,193,276
		Repurchase Agreements – 51.7%
1,457,478,000		Interest in $1,500,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which Bank of America N.A., will repurchase securities provided as collateral for $1,457,492,575 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2039 and the market value of those underlying securities was $1,530,015,300.	1,457,478,000
957,478,000		Interest in $1,000,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which Barclays Capital, Inc., will repurchase securities provided as collateral for $957,487,575 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,023,769,881.	957,478,000
1,495,771,000		Interest in $1,715,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $1,495,785,958 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,749,317,493.	1,495,771,000
225,000,000	[3]	Repurchase agreement 0.160%, dated 11/3/2009 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $225,090,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2039 and the market value of those underlying securities was $231,842,701.	225,000,000
200,000,000	[3]	Repurchase agreement 0.160%, dated 11/5/2009 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $200,080,000 on 2/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $204,079,787.	200,000,000
225,000,000	[3]	Repurchase agreement 0.160%, dated 11/3/2009 under which Credit Suisse First Boston LLC, will repurchase securities provided as collateral for $225,091,000 on 2/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/16/2039 and the market value of those underlying securities was $231,840,046.	225,000,000
250,000,000	[3]	Repurchase agreement 0.160%, dated 1/22/2010 under which Goldman Sachs & Co., will repurchase securities provided as collateral for $250,092,222 on 4/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2033 and the market value of those underlying securities was $255,011,334.	250,000,000
957,478,000		Interest in $1,300,000,000 joint repurchase agreement 0.130%, dated 1/29/2010 under which Morgan Stanley & Co., Inc., will repurchase securities provided as collateral for $957,488,373 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2040 and the market value of those underlying securities was $1,326,257,366.	957,478,000
		TOTAL REPURCHASE AGREEMENTS	5,768,205,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[4]	11,145,877,041
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	9,399,910
		TOTAL NET ASSETS — 100%	$11,155,276,951
Semi-Annual Shareholder Report
12

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Portfolio of Investments Summary Tables (unaudited) - Federated Municipal Trust

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.2%
Municipal Notes	14.0%
Commercial Paper	3.6%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.3%
8-30 Days	3.9%
31-90 Days	2.9%
91-180 Days	3.5%
181 Days or more	7.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
14

Portfolio of Investments - Federated Municipal Trust

January 31, 2010 (unaudited)

Principal Amount			Value
		Short-term Municipals – 99.8%;1,2
		Alabama – 2.0%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.340%, 2/4/2010	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	600,000
3,040,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.880%, 2/4/2010	3,040,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	5,000,000
		TOTAL	18,640,000
		Arizona – 0.3%
3,000,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.200%, 2/3/2010	3,000,000
		Arkansas – 0.5%
5,000,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	5,000,000
		California – 0.3%
3,030,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.350%, 2/4/2010	3,030,000
		Colorado – 3.0%
8,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 2/3/2010	8,000,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 0.500%, 2/4/2010	2,300,000
2,210,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2010	2,210,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	15,000,000
		TOTAL	27,510,000
		Connecticut – 0.3%
2,650,000		Putnam, CT, 1.500% BANs, 1/18/2011	2,662,603
		Delaware – 2.4%
11,000,000		Delaware EDA IDRB, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	11,000,000
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	5,300,000
5,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.420%, 2/4/2010	5,515,000
		TOTAL	21,815,000
		District of Columbia – 1.2%
2,520,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.350%, 2/4/2010	2,520,000
9,000,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	9,000,000
		TOTAL	11,520,000
		Florida – 0.1%
750,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.100%, 2/4/2010	750,000
		Georgia – 5.4%
19,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.600% CP (Bayerische Landesbank (GTD), Calyon, Paris, Landesbank Baden-Wurttemberg (GTD) and Wachovia Bank N.A. LOCs), Mandatory Tender 2/8/2010	19,166,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	5,375,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 0.290%, 2/3/2010	25,000,000
		TOTAL	49,541,000
		Idaho – 1.5%
11,735,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.050%, 2/3/2010	11,735,000
1,930,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.500%, 2/4/2010	1,930,000
		TOTAL	13,665,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		Illinois – 3.1%
$3,810,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.500%, 2/4/2010	3,810,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.700%, 2/4/2010	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	4,485,000
9,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	9,200,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/5/2010	4,200,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2010	3,000,000
1,000,000		Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,000,000
		TOTAL	29,095,000
		Indiana – 2.6%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.310%, 2/4/2010	7,250,000
5,000,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	5,000,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 0.290%, 2/4/2010	3,400,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	8,600,000
		TOTAL	24,250,000
		Kansas – 1.6%
1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	1,468,000
1,655,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.930%, 2/3/2010	1,655,000
7,045,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-III), 1.000% BANs, 3/1/2010	7,045,288
4,800,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.000% BANs, 3/1/2010	4,800,197
		TOTAL	14,968,485
		Kentucky – 0.5%
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.590%, 2/4/2010	215,000
4,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.400%, 2/4/2010	4,320,000
		TOTAL	4,535,000
		Louisiana – 0.5%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2010	4,900,000
		Maryland – 0.6%
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/1/2010	5,400,000
		Massachusetts – 0.9%
8,000,000		Massachusetts IFA, (Series 1992B), 1.000% CP (New England Power Co.), Mandatory Tender 3/4/2010	8,000,000
		Michigan – 2.9%
3,740,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.480%, 2/4/2010	3,740,000
3,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.000% TANs, 8/20/2010	3,530,244
4,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	4,000,000
8,000,000		Michigan State, (Series A), 2.000% TRANs, 9/30/2010	8,077,317
7,625,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	7,625,000
		TOTAL	26,972,561
		Minnesota – 0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	2,800,000
		Mississippi – 2.6%
2,680,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	2,680,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$1,305,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.000%, 2/4/2010	1,305,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	6,075,000
915,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.930%, 2/3/2010	915,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.590%, 2/4/2010	270,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 0.00% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2010	7,800,000
		TOTAL	23,785,000
		Missouri – 0.4%
1,500,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.930%, 2/3/2010	1,500,000
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/3/2010	2,000,000
		TOTAL	3,500,000
		Montana – 0.4%
3,500,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.200%, 2/3/2010	3,500,000
		Multi State – 8.5%
9,418,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	9,418,000
14,873,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	14,873,000
10,620,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	10,620,000
4,800,000		FHLMC (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.240%, 2/4/2010	4,800,000
9,873,000		FHLMC (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.240%, 2/4/2010	9,873,000
9,910,000		FHLMC (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.240%, 2/4/2010	9,910,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.024%, 2/4/2010	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.240%, 2/4/2010	10,000,000
		TOTAL	78,494,000
		Nebraska – 0.5%
4,335,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.300%, 2/4/2010	4,335,000
		Nevada – 3.4%
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 2/4/2010	25,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.400%, 2/4/2010	3,100,000
2,955,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.820%, 2/4/2010	2,955,000
		TOTAL	31,055,000
		New Hampshire – 1.4%
10,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2010	10,000,000
1,900,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.930%, 2/3/2010	1,900,000
1,000,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.930%, 2/3/2010	1,000,000
		TOTAL	12,900,000
		New Jersey – 1.6%
4,000,000		Howell Township, NJ, 2.750% BANs, 9/14/2010	4,019,332
4,000,000		Morristown, NJ, 2.000% TANs, 2/9/2010	4,000,343
Semi-Annual Shareholder Report
17

Principal Amount			Value
$4,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.160%, 2/3/2010	4,000,000
2,700,000		Randolph, NJ, 2.000% BANs, 3/31/2010	2,702,325
		TOTAL	14,722,000
		New Mexico – 1.5%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	3,750,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	10,000,000
		TOTAL	13,750,000
		New York – 15.8%
3,300,000		Babylon, NY UFSD, 2.000% TANs, 6/25/2010	3,314,908
15,000,000		Binghamton, NY City School District, 2.000% BANs, 9/17/2010	15,078,707
10,500,000		Broome County, NY, 2.250% BANs, 4/16/2010	10,513,603
11,150,000		Catskill, NY Central School District, 2.250% BANs, 9/24/2010	11,213,747
1,230,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 2/4/2010	1,230,000
1,125,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.660%, 2/3/2010	1,125,000
13,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.000% BANs, 5/19/2010	13,543,137
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/4/2010	1,650,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.640%, 2/3/2010	1,700,000
1,105,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.150%, 2/4/2010	1,105,000
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 1.500%, 2/4/2010	4,990,000
1,600,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.400%, 2/4/2010	1,600,000
5,000,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/3/2010	5,000,000
20,000,000		New York State HFA, Related-42nd & 10th Housing (2007 Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.250%, 2/3/2010	20,000,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.200%, 2/4/2010	2,300,000
3,375,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	3,375,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.500%, 2/4/2010	2,250,000
13,000,000		Rochester, NY, (Series 2009-II), 2.000% BANs, 8/23/2010	13,078,807
3,890,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.500%, 2/3/2010	3,890,000
15,140,500		Schenectady, NY City School District, (Series 2009A), 1.750% BANs, 7/9/2010	15,176,088
14,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ), 0.200%, 2/4/2010	14,000,000
		TOTAL	146,133,997
		Ohio – 6.1%
3,510,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	3,510,000
21,420,000		Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA, Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.380%, 2/4/2010	21,420,000
31,400,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	31,400,000
		TOTAL	56,330,000
		Oklahoma – 0.2%
1,937,527	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	1,937,527
		Pennsylvania – 0.3%
3,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	3,100,000
Semi-Annual Shareholder Report
18

Principal Amount		Value
	South Carolina – 0.8%
$7,000,000	South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.270%, 2/4/2010	7,000,000
	South Dakota – 0.9%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/4/2010	8,410,000
	Tennessee – 7.2%
4,500,000	Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/5/2010	4,500,000
3,500,000	Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	3,500,000
7,500,000	Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	7,500,000
2,435,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	2,435,000
23,035,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1999) Weekly VRDNs (Country Music Foundation, Inc.)/(SunTrust Bank LOC), 0.270%, 2/4/2010	23,035,000
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006A) Weekly VRDNs (Jackson Grove, LLC)/(Federal Home Loan Bank of Chicago LOC), 0.240%, 2/4/2010	10,000,000
12,550,000	Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	12,550,000
3,200,000	Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 0.600%, 2/4/2010	3,200,000
	TOTAL	66,720,000
	Texas – 6.6%
12,290,000	Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA, Inc. INS)/(Landesbank Baden-Wuerttemberg (GTD) LIQ), 0.250%, 2/4/2010	12,290,000
3,000,000	Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.500%, 2/4/2010	3,000,000
9,500,000	Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Baylor College of Medicine)/(Compass Bank, Birmingham LOC), 0.370%, 2/3/2010	9,500,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	7,470,000
12,200,000	Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA, Inc. INS)/(Bank of America N.A. LIQ), 0.250%, 2/3/2010	12,200,000
2,100,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	2,100,000
14,800,000	Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.250%, 2/4/2010	14,800,000
	TOTAL	61,360,000
	Utah – 0.2%
2,000,000	West Valley City, UT, (Series 1987) Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.250%, 2/1/2010	2,000,000
	Vermont – 1.5%
6,440,000	Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA, Inc. INS)/(TD Banknorth N.A. LIQ), 0.330%, 2/3/2010	6,440,000
7,000,000	Vermont HFA, (Series 26) Weekly VRDNs (Vermont HFA SFM)/(FSA, Inc. INS)/(TD Banknorth N.A. LIQ), 0.350%, 2/3/2010	7,000,000
	TOTAL	13,440,000
	Virginia – 0.5%
5,000,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.300% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	5,000,000
	Washington – 2.8%
3,025,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/3/2010	3,025,000
3,590,000	Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.290%, 2/4/2010	3,590,000
4,825,000	Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.290%, 2/4/2010	4,825,000
2,575,000	Washington State Housing Finance Commission: MFH, (Series 1996A: Pacific Inn Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 0.380%, 2/4/2010	2,575,000
12,200,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.270%, 2/4/2010	12,200,000
	TOTAL	26,215,000
Semi-Annual Shareholder Report
19

Principal Amount		Value
	West Virginia – 0.4%
$4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	4,000,000
	Wisconsin – 5.7%
20,000,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	20,000,000
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 1.250%, 2/4/2010	7,710,000
1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.490%, 2/4/2010	1,000,000
15,240,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 2/3/2010	15,240,000
8,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	8,630,000
	TOTAL	52,580,000
	Wyoming – 0.5%
5,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/4/2010	5,000,000
	TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	923,322,173
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	1,431,272
	TOTAL NET ASSETS — 100%	$924,753,445

  Securities that are subject to the federal alternative minimum tax (AMT) represent 58.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010 the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.4%	3.6%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $73,441,527, which represented 7.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2010, these liquid restricted securities amounted to $73,441,527, which represented 7.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
20

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UFSD	— Union Free School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  21

  Statement of Assets and Liabilities - Federated Capital Reserves Fund

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$9,930,495,964
Cash		16,152
Income receivable		4,024,512
TOTAL ASSETS		9,934,536,628
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$858,334
Payable for share registration costs	535,972
Payable for distribution services fee (Note 4)	416,600
Payable for custodian fees	117,354
Payable for printing and postage fees	77,964
Accrued expenses	26,722
TOTAL LIABILITIES		2,032,946
Net assets for 9,932,498,353 shares outstanding		$9,932,503,682
Net Assets Consist of:
Paid-in capital		$9,932,485,797
Undistributed net investment income		17,885
TOTAL NET ASSETS		$9,932,503,682
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$9,932,503,682 ÷ 9,932,498,353 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  22

  Statement of Assets and Liabilities - Federated Government Reserves Fund

  January 31, 2010 (unaudited)

Assets:
Investments in securities	$5,377,672,041
Investments in repurchase agreements	5,768,205,000
Total investments in securities, at amortized cost and value		$11,145,877,041
Cash		107,380
Income receivable		10,458,823
TOTAL ASSETS		11,156,443,244
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	973,566
Payable for custodian fees	130,122
Payable for investment adviser fee (Note 4)	50,289
Accrued expenses	12,316
TOTAL LIABILITIES		1,166,293
Net assets for 11,155,234,515 shares outstanding		$11,155,276,951
Net Assets Consist of:
Paid-in capital		$11,155,233,353
Accumulated net realized gain on investments		42,456
Undistributed net investment income		1,142
TOTAL NET ASSETS		$11,155,276,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,155,276,951 ÷ 11,155,234,515 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  23

  Statement of Assets and Liabilities - Federated Municipal Trust

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$923,322,173
Cash		94,031
Income receivable		1,570,457
TOTAL ASSETS		924,986,661
Liabilities:
Payable for distribution services fee (Note 4)	$146,471
Payable for transfer and dividend disbursing agent fees and expenses	83,657
Accrued expenses	3,088
TOTAL LIABILITIES		233,216
Net assets for 924,759,443 shares outstanding		$924,753,445
Net Assets Consist of:
Paid-in capital		$924,756,503
Distributions in excess of net realized gain		(4,527)
Undistributed net investment income		1,469
TOTAL NET ASSETS		$924,753,445
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$924,753,445 ÷ 924,759,443 shares outstanding, no par value, unlimited shares authorized		$1.00

    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  24

  Statement of Operations - Federated Capital Reserves Fund

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$27,164,451
Expenses:
Investment adviser fee (Note 4)		$15,416,962
Administrative personnel and services fee (Note 4)		3,991,237
Custodian fees		141,462
Transfer and dividend disbursing agent fees and expenses		5,140,080
Directors'/Trustees' fees		24,975
Auditing fees		10,788
Legal fees		4,304
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		28,264,430
Shareholder services fee (Note 4)		12,847,468
Share registration costs		1,399,478
Printing and postage		400,626
Insurance premiums		13,617
Miscellaneous		510,398
TOTAL EXPENSES		68,254,044
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(9,882,646)
Waiver of administrative personnel and services fee (Note 4)	(80,468)
Waiver of distribution services fee (Note 4)	(18,278,427)
Waiver of shareholder services fee (Note 4)	(12,847,468)
Reduction of custodian fees (Note 5)	(584)
TOTAL WAIVERS AND REDUCTION		(41,089,593)
Net expenses			27,164,451
Net investment income			—
Net realized gain on investments			4,547
Change in net assets resulting from operations			$4,547
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  25

  Statement of Operations - Federated Government Reserves Fund

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$17,403,312
Expenses:
Investment adviser fee (Note 4)		$17,724,659
Administrative personnel and services fee (Note 4)		4,588,594
Custodian fees		158,657
Transfer and dividend disbursing agent fees and expenses		5,912,496
Directors'/Trustees' fees		47,838
Auditing fees		10,788
Legal fees		4,594
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		32,495,209
Shareholder services fee (Note 4)		14,770,549
Share registration costs		232,016
Printing and postage		670,697
Insurance premiums		16,801
Miscellaneous		688,855
TOTAL EXPENSES		77,409,972
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(12,934,461)
Waiver of administrative personnel and services fee (Note 4)	(92,439)
Waiver of distribution services fee (Note 4)	(32,210,197)
Waiver of shareholder services fee (Note 4)	(14,770,549)
Reduction of custodian fees (Note 5)	(156)
TOTAL WAIVERS AND REDUCTION		(60,007,802)
Net expenses			17,402,170
Net investment income			1,142
Net realized gain on investments			153,271
Change in net assets resulting from operations			$154,413
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  26

  Statement of Operations - Federated Municipal Trust

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$4,621,772
Expenses:
Investment adviser fee (Note 4)		$1,689,157
Administrative personnel and services fee (Note 4)		437,263
Custodian fees		19,906
Transfer and dividend disbursing agent fees and expenses		570,440
Directors'/Trustees' fees		2,934
Auditing fees		9,830
Legal fees		5,395
Portfolio accounting fees		77,124
Distribution services fee (Note 4)		3,096,788
Shareholder services fee (Note 4)		1,407,631
Share registration costs		242,625
Printing and postage		38,735
Insurance premiums		2,922
Miscellaneous		32,509
TOTAL EXPENSES		7,633,259
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,259,093)
Waiver of administrative personnel and services fee	(8,780)
Waiver of distribution services fee	(1,023,125)
Waiver of shareholder services fee	(884,914)
Reimbursement of shareholder services fee	(3,322)
TOTAL WAIVERS AND REIMBURSEMENT		(3,179,234)
Net expenses			4,454,025
Net investment income			167,747
Net realized gain on investments			16,251
Change in net assets resulting from operations			$183,998

    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  27

  Statement of Changes in Net Assets - Federated Capital Reserves Fund

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$102,294,473
Net realized gain on investments	4,547	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,547	102,294,473
Distributions to Shareholders:
Distributions from net investment income	(219)	(102,276,369)
Distributions from net realized gain on investments	(4,547)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,766)	(102,276,369)
Share Transactions:
Proceeds from sale of shares	1,632,678,376	4,419,219,105
Net asset value of shares issued to shareholders in payment of distributions declared	4,654	100,215,341
Cost of shares redeemed	(2,274,773,218)	(4,051,673,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(642,090,188)	467,760,936
Change in net assets	(642,090,407)	467,779,040
Net Assets:
Beginning of period	10,574,594,089	10,106,815,049
End of period (including undistributed net investment income of $17,885 and $18,104, respectively)	$9,932,503,682	$10,574,594,089
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  28

  Statement of Changes in Net Assets - Federated Government Reserves Fund

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,142	$58,211,362
Net realized gain on investments	153,271	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	154,413	58,211,362
Distributions to Shareholders:
Distributions from net investment income	—	(58,211,362)
Distributions from net realized gain on investments	(110,815)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,815)	(58,211,362)
Share Transactions:
Proceeds from sale of shares	1,477,028,477	6,327,555,699
Net asset value of shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Cost of shares redeemed	(2,867,053,802)	(6,164,994,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,389,916,664)	219,194,653
Change in net assets	(1,389,873,066)	219,194,653
Net Assets:
Beginning of period	12,545,150,017	12,325,955,364
End of period (including undistributed net investment income of $1,142 and $0, respectively)	$11,155,276,951	$12,545,150,017
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  29

  Statement of Changes in Net Assets - Federated Municipal Trust

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$167,747	$8,139,330
Net realized gain on investments	16,251	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	183,998	8,139,330
Distributions to Shareholders:
Distributions from net investment income	(166,278)	(8,143,227)
Distributions from net realized gain on investments	(20,778)	(35,233)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(187,056)	(8,178,460)
Share Transactions:
Proceeds from sale of shares	535,394,827	1,333,423,891
Net asset value of shares issued to shareholders in payment of distributions declared	183,291	7,883,425
Cost of shares redeemed	(788,850,311)	(792,099,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(253,272,193)	549,207,947
Change in net assets	(253,275,251)	549,168,817
Net Assets:
Beginning of period	1,178,028,696	628,859,879
End of period (including undistributed net investment income of $1,469 and $0, respectively)	$924,753,445	$1,178,028,696

    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  30

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. Organization

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the “Fund” or collectively as the “Funds”) are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

  The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal AMT for individuals and corporations and state and local taxes.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

  Repurchase Agreements

  It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by each Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report
  31

  When-Issued and Delayed Delivery Transactions

  The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  The Funds participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and its included in miscellaneous expense on the Funds' Statement of Operations.

  Restricted Securities

  The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at January 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	9/23/2009	$36,245,233	$36,245,233
Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	1/25/2010	$41,585,066	$41,585,066
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$6,597,914	$6,597,914

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. Shares of Beneficial Interest

  The following tables summarize share activity:

Federated Capital Reserves Fund	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	1,632,678,376	4,419,219,105
Shares issued to shareholders in payment of distributions declared	4,654	100,215,341
Shares redeemed	(2,274,773,218)	(4,051,673,510)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(642,090,188)	467,760,936

Federated Government Reserves Fund	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	1,477,028,477	6,327,555,699
Shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Shares redeemed	(2,867,053,802)	(6,164,994,936)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,389,916,664)	219,194,653

Federated Municipal Trust	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	535,394,827	1,333,423,891
Shares issued to shareholders in payment of distributions declared	183,291	7,883,425
Shares redeemed	(788,850,311)	(792,099,369)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(253,272,193)	549,207,947

  Semi-Annual Shareholder Report

  32

  4. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Investment Management Company is the Funds' investment adviser (the “Adviser”). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$9,882,646
Federated Government Reserves Fund	$12,934,461
Federated Municipal Trust	$1,259,093

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the six months ended January 31, 2010, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$80,468
Federated Government Reserves Fund	$92,439
Federated Municipal Trust	$8,780

  Distribution Services Fee

  Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$18,278,427
Federated Government Reserves Fund	$32,210,197
Federated Municipal Trust	$1,023,125

  When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained fees paid by the Funds as follows:

Fund	Amount Retained
Federated Capital Reserves Fund	$19,043
Federated Government Reserves Fund	$43,312
Federated Municipal Trust	$911

  Semi-Annual Shareholder Report

  33

  Shareholder Services Fee

  Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $3,322 of shareholder services fees for Federated Municipal Trust. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Funds. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived Service Fees as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$12,847,468
Federated Government Reserves Fund	$14,770,549
Federated Municipal Trust	$884,914

  This waiver can be modified or terminated at any time.

  General

  Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

  Interfund Transactions

  During the six months ended January 31, 2010 the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Federated Capital Reserves Fund	$20,190,000	$ —
Federated Government Reserves Fund	$99,997,667	$200,668,391
Federated Municipal Trust	$610,764,000	$1,329,254,000

  Expense Limitation

  Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program Insurance and other extraordinary expenses) paid by the Federated Government Reserves Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  5. Expense Reduction

  Through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended January 31, 2010, the Funds' expenses were reduced under these arrangements as follows:

Fund	Net Credits
Federated Capital Reserves Fund	$584
Federated Government Reserves Fund	$156

  6. Concentration of Risk

  A substantial portion of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

  7. line of credit

  The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Funds by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Funds did not utilize the LOC.

  8. Interfund Lending

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  Semi-Annual Shareholder Report
  34

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

  10. Subsequent Events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  35

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Capital Reserves Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products Semi-Annual Shareholder Report
  36

  most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Semi-Annual Shareholder Report
  37

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Federated Government Reserves Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available Semi-Annual Shareholder Report
  38

  for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  Semi-Annual Shareholder Report
  39

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Federated Municipal Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and Semi-Annual Shareholder Report
  40

  certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  Semi-Annual Shareholder Report
  41

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  42

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  43

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  44

  Federated Capital Reserves Fund
  Federated Government Reserves Fund
  Federated Municipal Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 608919304
  Cusip 608919205
  Cusip 608919106

  34453 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Automated Cash
  Management Trust

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Institutional Service Shares
  Cash II Shares
  Class K Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS

  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.013	0.036	0.047	0.038	0.018
Net realized gain on investments	0.000[1]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.013	0.036	0.047	0.038	0.018
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	1.31%	3.68%	4.84%	3.88%	1.80%
Ratios to Average Net Assets:
Net expenses	0.47%[4]	0.69%	0.65%	0.65%	0.64%	0.64%
Net investment income	0.01%[4]	1.32%	3.53%	4.73%	3.85%	1.77%
Expense waiver/reimbursement[5]	0.50%[4]	0.29%	0.29%	0.29%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,373,125	$2,993,321	$3,593,373	$2,777,935	$2,096,218	$1,683,914
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Financial Highlights - Cash II Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.011	0.035	0.046	0.036	0.016
Net realized gain on investments	0.000[1]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.011	0.035	0.046	0.036	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	1.15%	3.51%	4.67%	3.71%	1.63%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.85%	0.81%	0.81%	0.81%	0.81%
Net investment income	0.01%[4]	1.13%	3.31%	4.57%	3.51%	1.60%
Expense waiver/reimbursement[5]	0.75%[4]	0.39%	0.37%	0.34%	0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$482,254	$528,757	$535,330	$329,066	$441,444	$688,969
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  2

  Financial Highlights - Class K Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,		Period Ended 7/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.009	0.031	0.036
Net realized gain on investments	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.009	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.031)	(0.036)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.009)	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.86%	3.16%	3.61%
Ratios to Average Net Assets:
Net expenses	0.44%[5]	1.11%	1.15%	1.15%[5]
Net investment income	0.01%[5]	0.59%	2.53%	4.23%[5]
Expense waiver/reimbursement[6]	0.95%[5]	0.31%	0.22%	0.23%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,506	$64,652	$19,167	$1,384
1	Reflects operations for the period from September 29, 2006 (date of initial investment) to July 31, 2007.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  3

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  4

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.00	$2.37
Cash II Shares	$1,000	$1,000.00	$2.32
Class K Shares	$1,000	$1,000.00	$2.22
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.84	$2.40
Cash II Shares	$1,000	$1,022.89	$2.35
Class K Shares	$1,000	$1,022.99	$2.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.47%
Cash II Shares	0.46%
Class K Shares	0.44%
  Semi-Annual Shareholder Report
  5

  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	45.1%
Bank Instruments	31.6%
Variable Rate Demand Instruments	15.7%
Repurchase Agreements	11.3%
Other Assets and Liabilities — Net[2]	(3.7)%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.1%[4]
8-30 Days	19.6%
31-90 Days	40.0%
91-180 Days	4.8%
181 Days or more	2.2%
Other Assets and Liabilities — Net[2]	(3.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised of 22.1% of the Fund's portfolio.
  Semi-Annual Shareholder Report
  6

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.6%
		Finance@0018Automotive – 2.5%
$5,924,497		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	5,924,497
7,297,110	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	7,297,110
11,409,031	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	11,409,031
12,091,211	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	12,091,211
10,000,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	10,000,000
3,143,133	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	3,143,133
6,307,820	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	6,307,820
18,079,789		World Omni Automobile Lease Securitization Trust 2009-A, Class A1, 0.402%, 11/15/2010	18,079,789
		TOTAL	74,252,591
		Finance@0018Equipment – 0.1%
1,196,408		John Deere Owner Trust 2009-A, Class A1, 1.131%, 7/2/2010	1,196,408
2,232,405		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	2,232,405
		TOTAL	3,428,813
		TOTAL ASSET-BACKED SECURITIES	77,681,404
		Certificates of Deposit – 29.7%
		Finance@0018Banking – 29.7%
68,000,000		BNP Paribas SA, 0.220% - 0.340%, 3/3/2010 — 5/5/2010	68,000,000
75,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.255%, 4/5/2010	75,000,656
30,000,000		Bank of Montreal, 0.231%, 2/4/2010	30,000,000
135,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.180% - 0.240%, 2/19/2010 - 3/4/2010	135,000,000
9,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	9,000,000
158,000,000		Calyon, Paris, 0.240% - 0.450%, 2/1/2010 - 2/22/2010	158,000,000
125,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 - 3/24/2010	125,000,000
145,000,000		Mizuho Corporate Bank Ltd., 0.200%, 4/27/2010 - 4/28/2010	145,000,000
80,000,000		Societe Generale, Paris, 0.340% - 0.500%, 2/1/2010 - 4/23/2010	80,000,000
50,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	875,000,656
		Collateralized Loan Agreements – 14.7%
		Finance@0018Banking – 14.7%
25,000,000		Banc of America Securities LLC, 0.630%, 4/19/2010	25,000,000
125,000,000		Barclays Capital, Inc., 0.550%, 2/8/2010 - 3/22/2010	125,000,000
80,000,000		Citigroup Global Markets, Inc., 0.630%, 2/1/2010	80,000,000
  Semi-Annual Shareholder Report
  7

Principal Amount			Value
$115,000,000		Deutsche Bank Securities, Inc., 0.580% - 0.600%, 2/1/2010	115,000,000
90,000,000		RBS Securities, Inc., 0.580%, 2/3/2010	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	435,000,000
		Commercial Paper – 22.2%;3
		Finance@0018Banking – 18.2%
30,000,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	29,992,667
86,000,000	[1,2]	Clipper Receivables Company LLC, 0.210% - 0.370%, 4/1/2010 - 5/10/2010	85,944,446
150,000,000	[1,2]	Grampian Funding LLC, 0.230% - 0.250%, 2/3/2010 - 2/12/2010	149,994,229
150,000,000		ING (U.S.) Funding LLC, 0.290% - 0.380%, 2/4/2010 - 3/15/2010	149,965,714
5,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.285%, 3/12/2010	4,998,456
65,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/1/2010 - 3/17/2010	64,986,839
50,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.160%, 2/11/2010	49,997,778
		TOTAL	535,880,129
		Finance@0018Commercial – 2.5%
75,000,000		General Electric Capital Corp., 0.200% - 0.240%, 3/26/2010 - 5/4/2010	74,969,555
		Finance@0018Retail – 1.5%
43,695,000	[1,2]	Yorktown Capital LLC, 0.240%, 2/5/2010	43,693,835
		TOTAL COMMERCIAL PAPER	654,543,519
		Corporate BondS – 1.7%
		Finance@0018Banking – 1.3%
40,000,000		JPMorgan Chase Bank, N.A., 0.230%, 2/22/2010	40,000,000
		Finance@0018Commercial – 0.4%
11,000,000		General Electric Capital Corp., 4.250% - 5.200%, 9/13/2010 - 2/1/2011	11,234,276
		TOTAL CORPORATE BONDS	51,234,276
		Government Agency – 2.4%
		Government Agency – 2.4%
72,000,000		Federal Home Loan Bank System, 0.400% - 0.800%, 3/11/2010 - 1/19/2011	71,998,187
		Loan Participation – 1.5%
		Chemicals – 1.5%
45,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 2/25/2010	45,000,000
		Notes@0018Variable – 15.7%;4
		Electrical Equipment – 0.4%
12,740,138		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.290%, 2/1/2010	12,740,139
  Semi-Annual Shareholder Report
  8

Principal Amount			Value
		Finance@0018Banking – 12.2%
$75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.251% - 0.281%, 2/23/2010 - 2/26/2010	75,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.261%, 2/25/2010	25,000,000
9,000,000		Barclays Bank PLC, 0.481%, 2/22/2010	9,000,000
4,080,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.250%, 2/3/2010	4,080,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.670%, 2/4/2010	8,235,000
411,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	411,000
1,238,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	1,238,000
4,540,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.150%, 2/3/2010	4,540,000
4,335,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	4,335,000
50,000,000		JPMorgan Chase Bank, N.A., 0.229%, 2/28/2010	50,000,000
2,695,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	2,695,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.310%, 2/4/2010	3,000,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	50,000,000
25,423,000		Wachovia Corp., 0.406%, 3/1/2010	25,432,519
12,200,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	12,200,000
85,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% - 0.283%, 2/4/2010 - 2/16/2010	85,000,000
		TOTAL	360,166,519
		Finance@0018Commercial – 2.0%
57,643,000		General Electric Capital Corp., 0.284% - 0.449%, 2/20/2010 - 4/21/2010	57,625,799
		Government Agency – 0.4%
180,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.250%, 2/4/2010	180,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 2/4/2010	10,000,000
2,770,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.990%, 2/4/2010	2,770,000
		TOTAL	12,950,000
		Health Care – 0.7%
20,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	20,000,000
		TOTAL NOTES — VARIABLE	463,482,457
  Semi-Annual Shareholder Report
  9

Principal Amount		Value
	Time Deposit – 1.9%
	Finance@0018Banking – 1.9%
$55,000,000	Toronto Dominion Bank, 0.130%, 2/1/2010	55,000,000
	Repurchase Agreements – 11.3%
200,000,000	Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and market value of those underlying securities was $4,904,283,310.	200,000,000
133,024,000	Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S Treasury securities with various maturities to 8/1/2047 and market value of those underlying securities was $8,675,249,388.	133,024,000
	TOTAL REPURCHASE AGREEMENTS	333,024,000
	TOTAL INVESTMENTS — 103.7% (AT AMORTIZED COST)[5]	3,061,964,499
	OTHER ASSETS AND LIABILITIES - NET — (3.7)%[6]	(110,080,247)
	TOTAL NET ASSETS — 100%	$2,951,884,252
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $474,878,593, which represented 16.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $474,878,593, which represented 16.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Asset, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Semi-Annual Shareholder Report
  10

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SWP	— Swap Agreement
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Investments in securities	$2,728,940,499
Investments in repurchase agreements	333,024,000
Total investments in securities, at amortized cost and value		$3,061,964,499
Income receivable		1,366,172
Receivable for shares sold		3,044,453
TOTAL ASSETS		3,066,375,124
Liabilities:
Payable for investments purchased	110,000,000
Payable for shares redeemed	3,449,459
Bank overdraft	317,410
Income distribution payable	1,499
Payable for investment adviser fee (Note 4)	88,983
Payable for Directors'/Trustees' fees	1,008
Payable for shareholder services fee (Note 4)	67,397
Accrued expenses	565,116
TOTAL LIABILITIES		114,490,872
Net assets for 2,951,872,755 shares outstanding		$2,951,884,252
Net Assets Consist of:
Paid-in capital		$2,951,883,631
Accumulated net realized gain on investments		230
Undistributed net investment income		391
TOTAL NET ASSETS		$2,951,884,252
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,373,124,764 ÷ 2,373,066,750 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$482,253,795 ÷ 482,299,944 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$96,505,693 ÷ 96,506,061 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  12

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$7,762,452
Expenses:
Investment adviser fee (Note 4)	$8,178,090
Administrative personnel and services fee (Note 4)	1,270,268
Custodian fees	65,971
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	1,428,272
Transfer and dividend disbursing agent fees and expenses — Cash II Shares	283,456
Transfer and dividend disbursing agent fees and expenses — Class K Shares	119,932
Directors'/Trustees' fees	9,064
Auditing fees	10,788
Legal fees	3,274
Portfolio accounting fees	91,529
Distribution services fee — Cash II Shares (Note 4)	683,798
Distribution services fee — Class K Shares (Note 4)	210,917
Shareholder services fee — Institutional Service Shares (Note 4)	3,174,447
Shareholder services fee — Cash II Shares (Note 4)	628,918
Account administration fee — Institutional Service Shares	106,982
Account administration fee — Cash II Shares	54,280
Share registration costs	67,451
Printing and postage	72,612
Insurance premiums	6,264
Miscellaneous	216,861
TOTAL EXPENSES	16,683,174
  Semi-Annual Shareholder Report
  13

  Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(4,171,314)
Waiver of administrative personnel and services fee	(25,563)
Waiver of distribution services fee — Cash II Shares	(536,463)
Waiver of distribution services fee — Class K Shares	(210,670)
Waiver of shareholder services fee — Institutional Service Shares	(1,901,281)
Waiver of shareholder services fee — Cash II Shares	(623,625)
Reimbursement of shareholder services fee — Institutional Service Shares	(375,469)
Reimbursement of shareholder services fee — Cash II Shares	(5,293)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(941,446)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Cash II Shares	(192,230)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class K Shares	(81,362)
Reimbursement of account administration fee — Cash II Shares	(3,976)
TOTAL WAIVERS AND REIMBURSEMENTS		$(9,068,692)
Net expenses			$7,614,482
Net investment income			147,970
Net realized gain on investments			2,925
Change in net assets resulting from operations			$150,895
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  14

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,970	$48,798,234
Net realized gain on investments	2,925	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	150,895	48,798,234
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(117,926)	(42,633,854)
Cash II Shares	(22,825)	(5,899,020)
Class K Shares	(3,624)	(253,375)
Distributions from net realized gain on investments
Institutional Service Shares	(2,128)	—
Cash II Shares	(486)	—
Class K Shares	(81)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(147,070)	(48,786,249)
Share Transactions:
Proceeds from sale of shares	2,853,115,420	8,773,842,252
Net asset value of shares issued to shareholders in payment of distributions declared	139,897	46,744,182
Cost of shares redeemed	(3,488,105,201)	(9,381,738,363)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(634,849,884)	(561,151,929)
Change in net assets	(634,846,059)	(561,139,944)
Net Assets:
Beginning of period	3,586,730,311	4,147,870,255
End of period (including undistributed (distributions in excess of) net investment income of $391 and $(3,204), respectively)	$2,951,884,252	$3,586,730,311
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  15

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
  16

  may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Semi-Annual Shareholder Report
  17

  restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,074,465,043	$2,074,465,043	7,258,715,820	$ 7,258,715,820
Shares issued to shareholders in payment of distributions declared	115,926	115,926	40,963,031	40,963,031
Shares redeemed	(2,694,781,306)	(2,694,781,306)	(7,899,751,646)	(7,899,751,646)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(620,200,337)	$(620,200,337)	(600,072,795)	$ (600,072,795)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	679,342,918	$679,342,918	1,403,649,407	$ 1,403,649,407
Shares issued to shareholders in payment of distributions declared	20,315	20,315	5,528,023	5,528,023
Shares redeemed	(725,865,202)	(725,865,202)	(1,415,740,916)	(1,415,740,916)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(46,501,969)	$(46,501,969)	(6,563,486)	$ (6,563,486)
  Semi-Annual Shareholder Report
  18

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	99,307,459	$99,307,459	111,477,025	$111,477,025
Shares issued to shareholders in payment of distributions declared	3,656	3,656	253,128	253,128
Shares redeemed	(67,458,693)	(67,458,693)	(66,245,801)	(66,245,801)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	31,852,422	$31,852,422	45,484,352	$45,484,352
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(634,849,884)	$(634,849,884)	(561,151,929)	$(561,151,929)

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $4,171,314 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $1,215,038 of transfer and dividend disbursing agent fees and expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Asset of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,563 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Semi-Annual Shareholder Report
  19

  Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

  FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $747,133 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $33,910 of Service Fees for the six months ended January 31, 2010. FSSC may voluntarily reimburse the Fund for shareholder services fees or account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $380,762 of shareholder services fees and $3,976 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $2,524,906 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $4,125,000.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  Semi-Annual Shareholder Report
  20

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  21

  Evaluation and Approval of Advisory Contract - May 2009

  Automated Cash Management Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  22

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  23

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  24

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  25

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  26

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  27

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  28

  Automated Cash
  Management Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N831
  Cusip 60934N783
  Cusip 60934N684

  8112802 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Automated Government
  Money Trust

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.027	0.047	0.037	0.017
Net realized gain on investments	—	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.027	0.047	0.037	0.017
Less Distributions:
Distributions from net investment income	—	(0.002)	(0.027)	(0.047)	(0.037)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.027)	(0.047)	(0.037)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.24%	2.71%	4.76%	3.78%	1.72%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.46%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.00%[3,4]	0.23%	2.60%	4.65%	3.62%	1.68%
Expense waiver/reimbursement[5]	0.75%[4]	0.48%	0.30%	0.30%	0.28%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$455,003	$477,651	$612,043	$473,789	$530,728	$800,984
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
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  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.

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  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	74.6%
U.S. Treasury Securities	20.9%
Other Assets and Liabilities — Net[2]	4.5%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.4%
8-30 Days	15.4%
31-90 Days	14.1%
91-180 Days	5.0%
181 Days or more	2.6%
Other Assets and Liabilities — Net[2]	4.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 74.6%
$40,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,004,167 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $510,004,331.	40,000,000
16,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.10%, dated 1/6/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,060,417 on 2/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $765,053,164.	16,000,000
19,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 1/12/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,229,167 on 3/29/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,059,253.	19,000,000
48,402,000		Interest in $7,176,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,176,059,800 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $7,319,581,063.	48,402,000
35,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Calyon Securities will repurchase securities provided as collateral for $2,000,016,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $2,040,017,001.	35,000,000
40,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2013 and the market value of those underlying securities was $816,006,831.	40,000,000
21,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/19/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,200,000 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $1,020,035,182.	21,000,000
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Principal Amount			Value
$11,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/8/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,041,667 on 2/10/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/17/2010 and the market value of those underlying securities was $510,026,210.	11,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,018,333 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2013 and the market value of those underlying securities was $2,040,601,933.	45,000,000
40,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $816,006,873.	40,000,000
24,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 1/14/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $925,107,917 on 2/26/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2015 and the market value of those underlying securities was $943,539,867.	24,000,000
		TOTAL REPURCHASE AGREEMENTS	339,402,000
		U.S. Treasury – 20.9%
16,500,000	[2]	United States Treasury Bills, 0.155% — 0.545%, 7/1/2010	16,477,136
5,000,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	4,991,846
16,000,000	[2]	United States Treasury Bills, 0.440% — 0.453%, 4/1/2010	15,988,298
8,000,000		United States Treasury Notes, 1.750%, 3/31/2010	8,020,063
22,000,000		United States Treasury Notes, 2.000%, 2/28/2010	22,027,140
2,500,000		United States Treasury Notes, 2.000%, 9/30/2010	2,527,158
6,000,000		United States Treasury Notes, 2.625%, 5/31/2010	6,045,599
4,500,000		United States Treasury Notes, 4.375%, 12/15/2010	4,652,000
14,200,000		United States Treasury Notes, 4.750% — 6.500%, 2/15/2010	14,227,062
		TOTAL U.S. TREASURY	94,956,302
		TOTAL INVESTMENTS — 95.5% (AT AMORTIZED COST)[3]	434,358,302
		OTHER ASSETS AND LIABILITIES - NET — 4.5%[4]	20,644,646
		TOTAL NET ASSETS — 100%	$455,002,948
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
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  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$339,402,000
Investments in securities	94,956,302
Total investments in securities, at amortized cost and value		$434,358,302
Cash		3,734
Income receivable		889,361
Receivable for investments sold		19,700,000
Receivable for shares sold		164,186
Prepaid expenses		1,093
TOTAL ASSETS		455,116,676
Liabilities:
Payable for shares redeemed	45,373
Payable for account administration fee	19,293
Payable for transfer and dividend disbursing agent fees and expenses	47,999
Payable for Directors'/Trustees' fees	1,063
TOTAL LIABILITIES		113,728
Net assets for 455,004,436 shares outstanding		$455,002,948
Net Assets Consist of:
Paid-in capital		$455,002,447
Accumulated net realized gain on investments		53
Undistributed net investment income		448
TOTAL NET ASSETS		$455,002,948
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$455,002,948 ÷ 455,004,436 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
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  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$492,301
Expenses:
Investment adviser fee (Note 4)		$1,169,606
Administrative personnel and services fee (Note 4)		181,679
Custodian fees		14,787
Transfer and dividend disbursing agent fees and expenses		180,921
Directors'/Trustees' fees		1,840
Auditing fees		9,830
Legal fees		3,178
Portfolio accounting fees		44,271
Shareholder services fee (Note 4)		533,299
Account administration fee		42,452
Share registration costs		27,859
Printing and postage		14,097
Insurance premiums		2,894
Miscellaneous		9,741
TOTAL EXPENSES		2,236,454
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,165,185)
Waiver of administrative personnel and services fee	(3,665)
Waiver of shareholder services fee	(533,299)
Waiver of account administration fee	(30,324)
Reimbursement of account administration fee	(12,128)
TOTAL WAIVERS AND REIMBURSEMENT		(1,744,601)
Net expenses			491,853
Net investment income			$448
    See Notes which are an integral part of the Financial Statements
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  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$448	$1,509,374
Net realized gain on investments	—	14,087
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	448	1,523,461
Distributions to Shareholders:
Distributions from net investment income	—	(1,508,290)
Distributions from net realized gain on investments	(3,696)	(10,338)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,696)	(1,518,628)
Share Transactions:
Proceeds from sale of shares	617,929,274	2,302,398,571
Net asset value of shares issued to shareholders in payment of distributions declared	2,676	1,037,880
Cost of shares redeemed	(640,576,303)	(2,437,833,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,644,353)	(134,396,799)
Change in net assets	(22,647,601)	(134,391,966)
Net Assets:
Beginning of period	477,650,549	612,042,515
End of period (including undistributed net investment income of $448 and $0, respectively)	$455,002,948	$477,650,549
    See Notes which are an integral part of the Financial Statements
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  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  Prior to May 1, 2009 the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The fee for the Program was recognized ratably over the period of participation. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	617,929,274	2,302,398,571
Shares issued to shareholders in payment of distributions declared	2,676	1,037,880
Shares redeemed	(640,576,303)	(2,437,833,250)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(22,644,353)	(134,396,799)

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $1,165,185 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,665 of its fee.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $12,128 of Semi-Annual Shareholder Report
  13

  account administration fees. In addition, unaffiliated third-party financial intermediaries waived $533,299 of Service Fees and $30,324 of account administration fees. This waiver/reimbursement can be modified or terminated at any time. For the six months ended
  January 31, 2010, FSSC did not receive any fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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  14

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares, or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  15

  Evaluation and Approval of Advisory Contract - May 2009

  Automated Government Money Trust (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  16

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  17

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  18

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  19

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  20

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  21

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  22

  Automated Government
  Money Trust
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N815

  8022501 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Capital Reserves Fund

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Federated Capital Reserves Fund

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.010	0.033	0.044	0.035	0.009
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.010	0.033	0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.033)	(0.044)	(0.035)	(0.009)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.010)	(0.033)	(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	1.05%	3.31%	4.48%	3.51%	0.90%
Ratios to AverageNet Assets:
Net expenses	0.53%[5,6]	1.03%[5]	1.00%[5]	1.00%	1.00%	1.00%[6]
Net investment income	0.00%[4],[6]	1.01%	3.21%	4.39%	3.47%	2.26%[6]
Expense waiver/reimbursement[7]	0.80%[6]	0.32%	0.34%	0.33%	0.33%	0.35%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,932,504	$10,574,594	$10,106,815	$9,311,899	$8,165,254	$7,429,461
1	Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.53%, 1.03% and 1.00% after taking into account these expense reductions for the six months ended January 31, 2010, and the years ended July 31, 2009 and 2008, respectively.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.53	$2.70
1	Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing Federated Capital Reserves Fund's current annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $5.14 and $5.19, respectively.
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited) - Federated Capital Reserves Fund

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.6%
Variable Rate Demand Instruments	13.3%
Bank Instruments	34.3%
Repurchase Agreements	4.8%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.6%[5]
8-30 Days	31.4%
31-90 Days	33.5%
91-180 Days	2.2%
181 Days or more	2.3%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 19.5% of the Fund's portfolio.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments - Federated Capital Reserves Fund

  January 31, 2010 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.7%
		Finance@0018Automotive – 2.2%
$36,245,233	[1]	BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	36,245,233
24,027,641		CarMax Auto Owner Trust 2009-2, Class A1, 0.279%, 11/15/2010	24,027,641
21,724,204	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.012%, 7/15/2010	21,724,204
40,052,137	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	40,052,137
41,585,066	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	41,585,066
45,852,383		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	45,852,383
6,597,914	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	6,597,914
2,418,195		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	2,418,195
		TOTAL	218,502,773
		Finance@0018Equipment – 0.5%
17,684,098	[1,2]	GE Equipment Small Ticket LLC Series 2009-1, Class A1, 0.382%, 11/15/2010	17,684,098
30,502,532	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	30,502,532
		TOTAL	48,186,630
		TOTAL ASSET-BACKED SECURITIES	266,689,403
		CERTIFICATES OF DEPOSIT – 34.3%
		Banking – 34.3%
150,000,000		ABN AMRO Bank NV, Amsterdam, 0.230%, 2/23/2010	150,000,000
403,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.250% — 0.270%, 3/2/2010 — 4/12/2010	403,003,255
200,000,000		Bank of Montreal, 0.170%, 2/8/2010	200,000,000
501,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 2/19/2010 — 3/4/2010	501,000,000
325,000,000		Barclays Bank PLC, 0.520% — 0.710%, 4/12/2010 — 1/21/2011	325,000,000
194,500,000		Bayerische Landesbank, 0.390% — 0.400%, 3/15/2010 — 3/22/2010	194,502,462
200,000,000		BNP Paribas SA, 0.220% — 0.340%, 3/3/2010 — 5/5/2010	200,000,000
488,000,000		Calyon, Paris, 0.220% — 0.450%, 2/1/2010 — 4/26/2010	488,000,000
200,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	200,000,000
98,000,000		Fifth Third Bank, Cincinnati, 0.295%, 2/1/2010	98,000,000
100,000,000		Lloyds TSB Bank PLC, London, 0.170%, 2/25/2010	100,000,000
450,000,000		Societe Generale, Paris, 0.240% — 0.500%, 2/1/2010 — 4/23/2010	450,000,000
100,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,409,505,717
  Semi-Annual Shareholder Report
  5

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS – 14.5%
		Banking – 14.5%
$200,000,000		Banc of America Securities LLC, 0.588% — 0.669%, 3/5/2010 — 4/19/2010	200,000,000
90,000,000		Barclays Capital, Inc., 0.385%, 2/1/2010	90,000,000
490,000,000		Citigroup Global Markets, Inc., 0.639%, 2/1/2010	490,000,000
495,000,000		Deutsche Bank Securities, Inc., 0.588% — 0.608%, 2/1/2010	495,000,000
168,000,000		Natixis Financial Products Inc., 0.406%, 2/4/2010 — 2/8/2010	168,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,443,000,000
		COMMERCIAL PAPER – 25.3%;3
		Aerospace / Auto – 1.0%
99,300,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.270% — 0.320%, 2/8/2010 — 3/24/2010	99,277,744
		Banking – 15.8%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010	99,968,583
125,000,000		Bank of America Corp., 0.200%, 4/28/2010	124,940,278
4,000,000		Bayerische Landesbank, 0.350%, 3/26/2010	3,997,939
200,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% — 0.210%, 2/23/2010 — 4/5/2010	199,952,861
300,000,000	[1,2]	Grampian Funding LLC, 0.230% — 0.250%, 2/4/2010 — 2/8/2010	299,990,569
436,000,000		ING (U.S.) Funding LLC, 0.300%, 2/12/2010 — 2/19/2010	435,952,742
196,000,000		Landesbank Baden-Wuerttemberg, 0.300% — 0.340%, 2/3/2010 — 3/16/2010	195,936,216
25,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.285%, 3/12/2010	24,992,281
45,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/1/2010	44,991,950
100,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.200%, 3/15/2010	99,976,667
40,000,000	[1,2]	Surrey Funding Corporation, 0.260%, 2/2/2010	39,999,711
		TOTAL	1,570,699,797
		Consumer Products – 0.3%
30,000,000		Clorox Co., 0.250%, 3/5/2010	29,993,333
		Diversified – 0.2%
20,000,000	[1,2]	ITT Corp., 0.200%, 2/5/2010	19,999,556
		Finance@0018Commercial – 6.9%
330,000,000		General Electric Capital Corp., 0.240% — 0.250%, 3/19/2010 — 4/8/2010	329,882,856
125,000,000		General Electric Capital Services, 0.240%, 3/25/2010	124,956,667
228,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 2/12/2010	227,983,977
		TOTAL	682,823,500
		Finance@0018Retail – 0.0%
2,500,000	[1,2]	Sheffield Receivables Corp., 0.190%, 2/17/2010	2,499,789
  Semi-Annual Shareholder Report
  6

Principal Amount			Value
		Food & Beverage – 0.5%
$51,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.210% — 0.320%, 2/12/2010 — 2/25/2010	50,993,324
		Retail – 0.2%
20,000,000		Safeway Inc., 0.250%, 2/22/2010	19,997,083
		Telecommunications – 0.4%
33,700,000	[1,2]	Vodafone Group PLC, 0.220%, 2/1/2010	33,700,000
		TOTAL COMMERCIAL PAPER	2,509,984,126
		CORPORATE BONDS – 0.8%
		Banking – 0.8%
75,000,000		JPMorgan Chase Bank, N.A., 0.231%, 2/22/2010	75,000,000
		Finance@0018Commercial – 0.0%
1,000,000		General Electric Capital Corp., 4.250%, 12/1/2010	1,029,764
		TOTAL CORPORATE BONDS	76,029,764
		CORPORATE NOTE – 1.8%
		Sovereign – 1.8%
181,485,000		International Bank for Reconstruction & Development (World Bank), 0.000%, 3/15/2010	181,480,765
		TOTAL CORPORATE NOTE	181,480,765
		GOVERNMENT AGENCIES – 2.1%
		Government Agency – 2.1%
50,000,000		Federal Home Loan Bank System Notes, 0.400%, 12/27/2010	50,000,000
50,000,000		Federal Home Loan Bank System Notes, 0.500%, 1/19/2011	49,997,589
28,000,000		Federal Home Loan Bank System Notes, 0.500%, 1/5/2011	28,000,000
75,000,000		Federal Home Loan Bank System Notes, 0.800%, 3/11/2010	74,998,983
		TOTAL GOVERNMENT AGENCIES	202,996,572
		MUNICIPALS – 0.4%
		Banking – 0.4%
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	22,300,000
19,200,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thueringen GTD LOC), 0.160%, 2/3/2010	19,200,000
		TOTAL MUNICIPALS	41,500,000
		NOTES@0018VARIABLE – 13.3%;4
		Banking – 11.4%
11,800,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	11,800,000
460,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.250%, 2/4/2010	460,000
  Semi-Annual Shareholder Report
  7

Principal Amount		Value
$7,580,000	American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.300%, 2/4/2010	7,580,000
100,000,000	Australia & New Zealand Banking Group, Melbourne, 0.281%, 2/23/2010	100,000,000
5,845,000	Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.350%, 2/3/2010	5,845,000
3,250,000	Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.280%, 2/4/2010	3,250,000
3,495,000	Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,495,000
11,585,000	Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	11,585,000
4,800,000	Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	4,800,000
2,700,000	Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,700,000
4,660,000	First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.250%, 2/4/2010	4,660,000
2,210,000	Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.300%, 2/4/2010	2,210,000
900,000	Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.700%, 2/4/2010	900,000
23,240,000	Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.800%, 2/4/2010	23,240,000
7,145,000	Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.300%, 2/4/2010	7,145,000
2,765,000	Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,765,000
5,200,000	H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	5,200,000
7,095,000	Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	7,095,000
10,600,000	Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	10,600,000
24,300,000	Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	24,300,000
6,440,000	Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	6,440,000
25,000,000	Lloyds TSB Bank PLC, London, 0.183%, 2/8/2010	25,000,000
4,490,000	Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.400%, 2/4/2010	4,490,000
3,950,000	M & C Holdings LLC, (RBC Bank (USA) LOC), 0.380%, 2/4/2010	3,950,000
12,735,000	Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.330%, 2/4/2010	12,735,000
  Semi-Annual Shareholder Report
  8

Principal Amount			Value
$10,830,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 2/2/2010	10,830,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	7,000,000
2,630,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.380%, 2/4/2010	2,630,000
7,215,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.350%, 2/4/2010	7,215,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.360%, 2/3/2010	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.390%, 2/3/2010	65,000,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, Series E-2, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	8,200,000
3,400,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.300%, 2/4/2010	3,400,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.660%, 2/4/2010	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.700%, 2/4/2010	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	150,000,000
4,180,750		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	4,180,750
645,000		Spiller LLC, Series 2003, (Regions Bank, Alabama LOC), 0.380%, 2/4/2010	645,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	10,420,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.980%, 2/4/2010	10,120,000
1,215,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/4/2010	1,215,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,135,000
7,935,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	7,935,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/11/2010	75,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/4/2010	150,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 0.283%, 2/15/2010	250,000,000
  Semi-Annual Shareholder Report
  9

Principal Amount			Value
$5,870,000		World of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	5,870,000
3,470,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.280%, 2/4/2010	3,470,000
		TOTAL	1,135,430,750
		Finance@0018Commercial – 0.3%
2,700,000		General Electric Capital Corp., 0.333%, 2/11/2010	2,691,867
7,490,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	7,490,000
15,975,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 2/4/2010	15,975,000
4,470,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.350%, 2/4/2010	4,470,000
		TOTAL	30,626,867
		Government Agency – 1.1%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.260%, 2/4/2010	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.330%, 2/4/2010	90,000,000
		TOTAL	106,545,000
		Healthcare – 0.5%
50,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	50,000,000
		TOTAL NOTES — VARIABLE	1,322,602,617
		REPURCHASE AGREEMENTS – 4.8%
176,707,000		Interest in $1,715,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $176,708,767 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,749,317,493.	176,707,000
300,000,000		Interest in $1,300,000,000 joint repurchase agreement 0.130%, dated 1/29/2010 under which Morgan Stanley & Co., Inc., will repurchase securities provided as collateral for $300,003,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2040 and the market value of those underlying securities was $1,326,257,366.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	476,707,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	9,930,495,964
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	2,007,718
		TOTAL NET ASSETS — 100%	$9,932,503,682
  Semi-Annual Shareholder Report
  10

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,572,203,965, which represented 15.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2010, these liquid restricted securities amounted to $1,487,775,752, which represented 15.0% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Assets and Liabilities - Federated Capital Reserves Fund

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$9,930,495,964
Cash		16,152
Income receivable		4,024,512
TOTAL ASSETS		9,934,536,628
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$858,334
Payable for share registration costs	535,972
Payable for distribution services fee (Note 4)	416,600
Payable for custodian fees	117,354
Payable for printing and postage fees	77,964
Accrued expenses	26,722
TOTAL LIABILITIES		2,032,946
Net assets for 9,932,498,353 shares outstanding		$9,932,503,682
Net Assets Consist of:
Paid-in capital		$9,932,485,797
Undistributed net investment income		17,885
TOTAL NET ASSETS		$9,932,503,682
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$9,932,503,682 ÷ 9,932,498,353 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  12

  Statement of Operations - Federated Capital Reserves Fund

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$27,164,451
Expenses:
Investment adviser fee (Note 4)		$15,416,962
Administrative personnel and services fee (Note 4)		3,991,237
Custodian fees		141,462
Transfer and dividend disbursing agent fees and expenses		5,140,080
Directors'/Trustees' fees		24,975
Auditing fees		10,788
Legal fees		4,304
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		28,264,430
Shareholder services fee (Note 4)		12,847,468
Share registration costs		1,399,478
Printing and postage		400,626
Insurance premiums		13,617
Miscellaneous		510,398
TOTAL EXPENSES		68,254,044
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(9,882,646)
Waiver of administrative personnel and services fee (Note 4)	(80,468)
Waiver of distribution services fee (Note 4)	(18,278,427)
Waiver of shareholder services fee (Note 4)	(12,847,468)
Reduction of custodian fees (Note 5)	(584)
TOTAL WAIVERS AND REDUCTION		(41,089,593)
Net expenses			27,164,451
Net investment income			—
Net realized gain on investments			4,547
Change in net assets resulting from operations			$4,547
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  13

  Statement of Changes in Net Assets - Federated Capital Reserves Fund

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$102,294,473
Net realized gain on investments	4,547	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,547	102,294,473
Distributions to Shareholders:
Distributions from net investment income	(219)	(102,276,369)
Distributions from net realized gain on investments	(4,547)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,766)	(102,276,369)
Share Transactions:
Proceeds from sale of shares	1,632,678,376	4,419,219,105
Net asset value of shares issued to shareholders in payment of distributions declared	4,654	100,215,341
Cost of shares redeemed	(2,274,773,218)	(4,051,673,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(642,090,188)	467,760,936
Change in net assets	(642,090,407)	467,779,040
Net Assets:
Beginning of period	10,574,594,089	10,106,815,049
End of period (including undistributed net investment income of $17,885 and $18,104, respectively)	$9,932,503,682	$10,574,594,089
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  14

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. Organization

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  Semi-Annual Shareholder Report
  15

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report
  16

  securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by the Fund at January 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
BMW Canada Auto Trust Series 2009-1, Class A1, 0.674%, 10/20/2010	9/23/2009	$36,245,233	$36,245,233
Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	1/25/2010	$41,585,066	$41,585,066
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$6,597,914	$6,597,914

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. Shares of Beneficial Interest

  The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	1,632,678,376	4,419,219,105
Shares issued to shareholders in payment of distributions declared	4,654	100,215,341
Shares redeemed	(2,274,773,218)	(4,051,673,510)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(642,090,188)	467,760,936

  4. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $9,882,646 of its fee.

  Semi-Annual Shareholder Report
  17

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $80,468 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC waived $18,278,427 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $19,043 of fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third party financial intermediaries waived $12,847,468 of Service Fees. This waiver can be modified or terminated at any time.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report
  18

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $20,190,000. There were no sales transactions for the Fund which complied with Rule 17a-7 under the Act for the six months ended January, 31, 2010.

  5. Expense Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2010, the Fund's expenses were reduced by $584 under these arrangements

  6. Concentration of Risk

  A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

  7. Line of Credit

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  8. Interfund Lending

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit Semi-Annual Shareholder Report
  19

  of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

  10. Subsequent Events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  20

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Capital Reserves Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  21

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  22

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  23

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  24

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  25

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  26

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  27

  Federated Capital Reserves Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 608919304

  Q450204 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Government Reserves Fund

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Federated Government Reserves Fund

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.004	0.028	0.043	0.034	0.009
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	—	(0.004)	(0.028)	(0.043)	(0.034)	(0.009)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	0.000[2]	(0.004)	(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.43%	2.84%	4.41%	3.46%	0.87%
Ratios to Average Net Assets:
Net expenses	0.29%[5,6]	0.85%[5]	1.00%	1.00%	1.00%	1.00%[6]
Net investment income	0.00%[4],[6]	0.41%	2.69%	4.33%	3.43%	2.23%[6]
Expense waiver/reimbursement[7]	1.02%[6]	0.48%	0.30%	0.30%	0.30%	0.31%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,155,277	$12,545,150	$12,325,955	$9,295,241	$7,623,531	$6,250,822
1	Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.29% and 0.85% after taking into account these expense reductions for the six months ended January 31, 2010, and the year ended July 31, 2009, respectively.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.46
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.74	$1.48
1	Expenses are equal to the Fund's annualized net expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period using the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365, to reflect expenses as if they had been in effect through the most recent one-half-year period would be $5.14 and $5.19, respectively.
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited) - Federated Government Reserves Fund

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	47.5%
Repurchase Agreements	51.7%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.7%
8-30 Days	15.6%
31-90 Days	15.8%
91-180 Days	9.1%
181 Days or more	2.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
4

Portfolio of Investments - Federated Government Reserves Fund

January 31, 2010 (unaudited)

Principal Amount			Value
		U.S. Government Agencies – 47.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.142%, 2/8/2010	50,000,000
60,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.110% — 0.420%, 2/3/2010 — 5/17/2010	59,950,878
1,395,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% — 0.790%, 2/1/2010 — 4/15/2010	1,395,369,903
904,000,000		Federal Home Loan Bank System Notes, 0.200% — 5.250%, 2/4/2010 — 1/26/2011	905,421,560
1,598,460,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110% — 1.000%, 2/1/2010 — 7/6/2010	1,597,953,125
244,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135% — 0.226%, 2/9/2010 — 3/10/2010	243,976,521
133,500,000		Federal Home Loan Mortgage Corp. Notes, 3.125% — 7.000%, 2/4/2010 — 3/15/2010	134,217,091
576,950,000	[2]	Federal National Mortgage Association Discount Notes, 0.130% — 0.540%, 3/1/2010 — 7/15/2010	576,463,715
250,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.131% — 0.218%, 2/12/2010 — 4/13/2010	249,933,272
88,845,000		Federal National Mortgage Association Note, 2.500%, 4/9/2010	89,192,700
		TOTAL U.S. GOVERNMENT AGENCIES	5,302,478,765
		U.S. Treasury – 0.7%
75,250,000	[2]	United States Treasury Bills, 0.445% — 0.483%, 4/1/2010	75,193,276
		TOTAL U.S. TREASURY	75,193,276
		Repurchase Agreements – 51.7%
1,457,478,000		Interest in $1,500,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which Bank of America N.A., will repurchase securities provided as collateral for $1,457,492,575 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2039 and the market value of those underlying securities was $1,530,015,300.	1,457,478,000
957,478,000		Interest in $1,000,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which Barclays Capital, Inc., will repurchase securities provided as collateral for $957,487,575 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,023,769,881.	957,478,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$1,495,771,000		Interest in $1,715,000,000 joint repurchase agreement 0.120%, dated 1/29/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $1,495,785,958 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,749,317,493.	1,495,771,000
225,000,000	[3]	Repurchase agreement 0.160%, dated 11/3/2009 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $225,090,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2039 and the market value of those underlying securities was $231,842,701.	225,000,000
200,000,000	[3]	Repurchase agreement 0.160%, dated 11/5/2009 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $200,080,000 on 2/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $204,079,787.	200,000,000
225,000,000	[3]	Repurchase agreement 0.160%, dated 11/3/2009 under which Credit Suisse First Boston LLC, will repurchase securities provided as collateral for $225,091,000 on 2/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/16/2039 and the market value of those underlying securities was $231,840,046.	225,000,000
250,000,000	[3]	Repurchase agreement 0.160%, dated 1/22/2010 under which Goldman Sachs & Co., will repurchase securities provided as collateral for $250,092,222 on 4/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2033 and the market value of those underlying securities was $255,011,334.	250,000,000
957,478,000		Interest in $1,300,000,000 joint repurchase agreement 0.130%, dated 1/29/2010 under which Morgan Stanley & Co., Inc., will repurchase securities provided as collateral for $957,488,373 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2040 and the market value of those underlying securities was $1,326,257,366.	957,478,000
		TOTAL REPURCHASE AGREEMENTS	5,768,205,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[4]	11,145,877,041
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	9,399,910
		TOTAL NET ASSETS — 100%	$11,155,276,951
Semi-Annual Shareholder Report
6

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities - Federated Government Reserves Fund

January 31, 2010 (unaudited)

Assets:
Investments in securities	$5,377,672,041
Investments in repurchase agreements	5,768,205,000
Total investments in securities, at amortized cost and value		$11,145,877,041
Cash		107,380
Income receivable		10,458,823
TOTAL ASSETS		11,156,443,244
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	973,566
Payable for custodian fees	130,122
Payable for investment adviser fee (Note 4)	50,289
Accrued expenses	12,316
TOTAL LIABILITIES		1,166,293
Net assets for 11,155,234,515 shares outstanding		$11,155,276,951
Net Assets Consist of:
Paid-in capital		$11,155,233,353
Accumulated net realized gain on investments		42,456
Undistributed net investment income		1,142
TOTAL NET ASSETS		$11,155,276,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,155,276,951 ÷ 11,155,234,515 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations - Federated Government Reserves Fund

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$17,403,312
Expenses:
Investment adviser fee (Note 4)		$17,724,659
Administrative personnel and services fee (Note 4)		4,588,594
Custodian fees		158,657
Transfer and dividend disbursing agent fees and expenses		5,912,496
Directors'/Trustees' fees		47,838
Auditing fees		10,788
Legal fees		4,594
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		32,495,209
Shareholder services fee (Note 4)		14,770,549
Share registration costs		232,016
Printing and postage		670,697
Insurance premiums		16,801
Miscellaneous		688,855
TOTAL EXPENSES		77,409,972
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(12,934,461)
Waiver of administrative personnel and services fee (Note 4)	(92,439)
Waiver of distribution services fee (Note 4)	(32,210,197)
Waiver of shareholder services fee (Note 4)	(14,770,549)
Reduction of custodian fees (Note 5)	(156)
TOTAL WAIVERS AND REDUCTION		(60,007,802)
Net expenses			17,402,170
Net investment income			1,142
Net realized gain on investments			153,271
Change in net assets resulting from operations			$154,413
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets - Federated Government Reserves Fund

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,142	$58,211,362
Net realized gain on investments	153,271	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	154,413	58,211,362
Distributions to Shareholders:
Distributions from net investment income	—	(58,211,362)
Distributions from net realized gain on investments	(110,815)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,815)	(58,211,362)
Share Transactions:
Proceeds from sale of shares	1,477,028,477	6,327,555,699
Net asset value of shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Cost of shares redeemed	(2,867,053,802)	(6,164,994,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,389,916,664)	219,194,653
Change in net assets	(1,389,873,066)	219,194,653
Net Assets:
Beginning of period	12,545,150,017	12,325,955,364
End of period (including undistributed net investment income of $1,142 and $0, respectively)	$11,155,276,951	$12,545,150,017
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standard Board Interpretation No 48, “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	1,477,028,477	6,327,555,699
Shares issued to shareholders in payment of distributions declared	108,661	56,633,890
Shares redeemed	(2,867,053,802)	(6,164,994,936)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,389,916,664)	219,194,653

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $12,934,461 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $92,439 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC waived $32,210,197 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $43,312 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $14,770,549 of Service Fees. This waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $99,997,667 and $200,668,391, respectively.

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Expense Limitation

Due to the possibility of changes in market condition and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding expenses related to the Temporary Guarantee Program and other extraordinary expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

5. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2010, the Fund's expenses were reduced by $156 under these arrangements.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in Semi-Annual Shareholder Report
15

2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Government Reserves Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.015	0.038	0.049	0.040	0.020
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.015	0.038	0.049	0.040	0.020
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.015)	(0.038)	(0.049)	(0.040)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.48%	3.87%	5.03%	4.05%	1.97%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.52%	0.47%	0.47%	0.48%	0.47%
Net investment income	0.05%[3]	1.45%	3.79%	4.92%	3.97%	1.91%
Expense waiver/reimbursement[4]	0.17%[3]	0.11%	0.12%	0.16%[5]	0.34%[5]	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$139,184	$187,319	$233,369	$221,362	$189,392	$114,763
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,000.20	$2.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.94	$2.29
1	Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	56.8%
Bank Instruments	25.1%
Variable Rate Instruments	15.4%
Repurchase Agreements	4.5%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	18.3%[4]
8-30 Days	28.4%
31-90 Days	44.5%
91-180 Days	5.5%
181 Days and more	5.1%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 6.8% of the Fund's portfolio.

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4

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance@0018Automotive – 2.1%
$160,577	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	160,577
572,458	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	572,458
1,140,903	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	1,140,903
678,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	678,000
350,435	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	350,435
		TOTAL	2,902,373
		Finance@0018Equipment – 0.4%
558,101		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	558,101
		TOTAL ASSET-BACKED SECURITIES	3,460,474
		Certificates of Deposit – 25.1%
		Finance@0018Banking – 25.1%
2,700,000		Banco Bilbao Vizcaya Argentaria SA, 0.255% - 0.275%, 3/2/2010 - 4/12/2010	2,700,015
4,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 2/19/2010	4,000,000
1,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	1,000,000
5,000,000		BNP Paribas SA, 0.220%, 4/14/2010	5,000,000
7,200,000		Calyon, Paris, 0.220% - 0.450%, 2/22/2010 - 4/12/2010	7,200,000
9,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 - 3/24/2010	9,000,000
3,000,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	3,000,000
2,000,000		Societe Generale, Paris, 0.500%, 2/1/2010	2,000,000
1,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	34,900,015
		Collateralized Loan Agreements – 12.1%
		Finance@0018Banking – 12.1%
5,000,000		Banc of America Securities LLC, 0.630%, 4/19/2010	5,000,000
4,000,000		Barclays Capital, Inc., 0.558%, 3/22/2010	4,000,000
3,500,000		Deutsche Bank Securities, Inc., 0.630%, 2/1/2010	3,500,000
4,400,000		RBS Securities, Inc., 0.580%, 2/3/2010	4,400,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	16,900,000
		Commercial Paper – 32.1%;3
		Finance@0018Automotive – 3.6%
5,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.600%, 7/9/2010	4,986,833
		Finance@0018Banking – 20.6%
5,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010	4,998,429
1,500,000		Bank of America Corp., 0.200%, 4/28/2010	1,499,283
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Principal Amount			Value
$5,000,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	4,998,778
2,000,000	[1,2]	Clipper Receivables Company LLC, 0.170%, 2/23/2010	1,999,792
7,200,000	[1,2]	Grampian Funding LLC, 0.230%, 2/8/2010	7,199,678
8,000,000		ING (U.S.) Funding LLC, 0.380%, 3/15/2010	7,996,454
		TOTAL	28,692,414
		Finance@0018Commercial – 2.2%
3,000,000		General Electric Capital Corp., 0.240%, 3/26/2010	2,998,940
		Finance@0018Retail – 5.7%
8,000,000	[1,2]	Enterprise Funding Co. LLC, 0.230%, 2/17/2010	7,999,182
		TOTAL COMMERCIAL PAPER	44,677,369
		Corporate Bonds – 4.4%
		Finance@0018Banking – 2.2%
3,000,000		JPMorgan Chase Bank, N.A., 0.230%, 2/21/2011	3,000,000
		Finance@0018Commercial – 2.2%
3,000,000		General Electric Capital Corp., 5.200% - 6.875%, 11/15/2010 - 2/1/2011	3,138,751
		TOTAL CORPORATE BONDS	6,138,751
		Government Agency – 5.7%
		Government Agency – 5.7%
8,000,000		Federal Home Loan Bank System, 0.500% - 0.800%, 3/11/2010 - 1/19/2011	7,999,787
		Notes@0018Variable – 15.4%;4
		Finance@0018Banking – 11.7%
2,000,000		Barclays Bank PLC, 0.481%, 2/22/2010	2,000,000
2,000,000		JPMorgan Chase Bank, N.A., 0.230%, 2/28/2010	2,000,000
5,000,000		Wachovia Corp., 0.405%, 3/1/2010	5,002,251
7,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% - 0.283%, 2/4/2010 - 2/16/2010	7,000,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.700%, 2/4/2010	285,000
		TOTAL	16,287,251
		Finance@0018Commercial – 0.9%
1,170,000		General Electric Capital Corp., 0.334% - 0.657%, 2/10/2010 - 3/9/2010	1,166,170
		Government Agency – 1.4%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 2/4/2010	2,000,000
		Health Care – 1.4%
2,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	2,000,000
		TOTAL NOTES — VARIABLE	21,453,421
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Principal Amount		Value
	Repurchase Agreement – 4.5%
$6,219,000	Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	6,219,000
	TOTAL INVESTMENTS — 101.8% (AT AMORTIZED COST)[6]	141,748,817
	OTHER ASSETS AND LIABILITIES - NET — (1.8)%[7]	(2,564,576)
	TOTAL NET ASSETS — 100%	$139,184,241
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $27,099,454, which represented 19.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $27,099,454, which represented 19.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
FNMA	— Federal National Mortgage Association
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$141,748,817
Cash		17,035
Income receivable		125,733
Receivable for shares sold		5,466
TOTAL ASSETS		141,897,051
Liabilities:
Payable for investments purchased	$2,678,000
Payable for shares redeemed	2,139
Payable for Directors'/Trustees' fees	246
Accrued expenses	32,425
TOTAL LIABILITIES		2,712,810
Net assets for 139,174,715 shares outstanding		$139,184,241
Net Assets Consist of:
Paid-in capital		$139,184,280
Accumulated net realized loss on investments		(34)
Distributions in excess of net investment income		(5)
TOTAL NET ASSETS		$139,184,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$139,184,241 ÷ 139,174,715 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$430,954
Expenses:
Investment adviser fee (Note 5)		$340,586
Administrative personnel and services fee (Note 5)		73,623
Custodian fees		6,579
Transfer and dividend disbursing agent fees and expenses		14,979
Directors'/Trustees' fees		300
Auditing fees		9,830
Legal fees		3,010
Portfolio accounting fees		24,681
Share registration costs		32,918
Printing and postage		10,729
Insurance premiums		2,336
Miscellaneous		10,491
TOTAL EXPENSES		530,062
Waivers (Note 5):
Waiver of investment adviser fee	$(135,807)
Waiver of administrative personnel and services fee	(8,827)
TOTAL WAIVERS		(144,634)
Net expenses			385,428
Net investment income			45,526
Net realized gain on investments			91
Change in net assets resulting from operations			$45,617
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,526	$2,750,178
Net realized gain (loss) on investments	91	(125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,617	2,750,053
Distributions to Shareholders:
Distributions from net investment income	(44,844)	(2,748,185)
Share Transactions:
Proceeds from sale of shares	174,054,579	495,534,394
Net asset value of shares issued to shareholders in payment of distributions declared	22,832	1,248,390
Cost of shares redeemed	(222,213,398)	(542,833,826)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,135,987)	(46,051,042)
Change in net assets	(48,135,214)	(46,049,174)
Net Assets:
Beginning of period	187,319,455	233,368,629
End of period (including distributions in excess of net investment income of $(5) and $(687), respectively)	$139,184,241	$187,319,455
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	174,054,579	495,534,394
Shares issued to shareholders in payment of distributions declared	22,832	1,248,390
Shares redeemed	(222,213,398)	(542,833,826)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(48,135,987)	(46,051,042)

4. FEDERAL TAX INFORMATION

At July 31, 2009, the Fund had a capital loss carryforward of $125 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $135,807 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,827 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $6,503,791, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Master Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Short-Term
U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.009	0.034	0.049	0.039	0.019
Net realized gain on investments	0.000[1]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.009	0.034	0.049	0.039	0.019
Less Distributions:
Distributions from net investment income	—	(0.009)	(0.034)	(0.049)	(0.039)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.87%	3.41%	4.97%	4.01%	1.93%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.50%	0.46%	0.46%	0.46%	0.46%
Net investment income	0.00%[3,4]	0.90%	3.31%	4.86%	3.96%	1.91%
Expense waiver/reimbursement[5]	0.40%[3]	0.11%	0.11%	0.10%	0.31%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,833	$166,441	$228,019	$209,398	$204,909	$110,588
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Shares current annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the current expenses as if they had been in effect through the most recent one-half-year period) would be $2.32 and $2.35, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	52.4%
U.S. Government Agency Securities	43.1%
U.S. Treasury Securities	4.5%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.3%
8-30 Days	12.1%
31-90 Days	18.0%
91-180 Days	7.2%
181 Days or more	2.4%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 43.1%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.142%, 2/8/2010	1,000,000
11,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% — 0.360%, 2/1/2010 — 4/15/2010	11,499,428
6,100,000		Federal Home Loan Bank System Notes, 0.400% — 5.250%, 3/2/2010 — 1/19/2011	6,108,415
9,730,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.180% — 1.000%, 2/1/2010 — 7/6/2010	9,727,052
1,550,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.226%, 3/10/2010	1,549,625
1,500,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	1,511,263
3,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210% — 0.540%, 6/16/2010 — 7/15/2010	2,996,567
1,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.218%, 2/12/2010	999,993
250,000		Federal National Mortgage Association Notes, 2.500%, 4/9/2010	251,065
		TOTAL GOVERNMENT AGENCIES	35,643,408
		U.S. Treasury – 4.5%
3,750,000	[2]	United States Treasury Bills, 0.445% — 0.482%, 4/1/2010	3,747,102
		Repurchase Agreements – 52.4%
12,419,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	12,419,000
500,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 1/21/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,276,667 on 4/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $765,034,000.	500,000
10,000,000		Interest in $600,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,005,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $612,005,628.	10,000,000
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Principal Amount			Value
$10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,010,833 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/1/2036 and the market value of those underlying securities was $1,020,011,131.	10,000,000
10,000,000		Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2049 and the market value of those underlying securities was $2,754,029,835.	10,000,000
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.15%, dated 1/22/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $250,051,042 on 3/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/15/2039 and the market value of those underlying securities was $255,005,288.	500,000
		TOTAL REPURCHASE AGREEMENTS	43,419,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[4]	82,809,510
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	23,200
		TOTAL NET ASSETS — 100%	$82,832,710
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$43,419,000
Investments in securities	39,390,510
Total investments in securities, at amortized cost and value		$82,809,510
Income receivable		76,741
Receivable for shares sold		13,450
Prepaid expenses		5,589
TOTAL ASSETS		82,905,290
Liabilities:
Bank overdraft	51,531
Payable for transfer and dividend disbursing agent fees and expenses	10,929
Payable for Directors'/Trustees' fees	206
Payable for portfolio accounting fees	9,914
TOTAL LIABILITIES		72,580
Net assets for 82,820,993 shares outstanding		$82,832,710
Net Assets Consist of:
Paid-in capital		$82,832,195
Accumulated net realized gain on investments		252
Undistributed net investment income		263
TOTAL NET ASSETS		$82,832,710
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$82,832,710 ÷ 82,820,993 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$179,273
Expenses:
Investment adviser fee (Note 4)		$206,502
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		8,243
Transfer and dividend disbursing agent fees and expenses		16,189
Directors'/Trustees' fees		521
Auditing fees		9,830
Legal fees		3,012
Portfolio accounting fees		22,452
Share registration costs		23,820
Printing and postage		6,559
Insurance premiums		2,415
Miscellaneous		11,948
TOTAL EXPENSES		387,108
Waivers (Note 4):
Waiver of investment adviser fee	$(171,768)
Waiver of administrative personnel and services fee	(36,330)
TOTAL WAIVERS		$(208,098)
Net expenses			179,010
Net investment income			263
Net realized gain on investments			252
Change in net assets resulting from operations			$515
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$263	$1,857,041
Net realized gain on investments	252	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	515	1,857,041
Distributions to Shareholders:
Distributions from net investment income	—	(1,856,682)
Share Transactions:
Proceeds from sale of shares	95,975,454	429,665,747
Net asset value of shares issued to shareholders in payment of distributions declared	—	472,477
Cost of shares redeemed	(179,584,557)	(491,715,785)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(83,609,103)	(61,577,561)
Change in net assets	(83,608,588)	(61,577,202)
Net Assets:
Beginning of period	166,441,298	228,018,500
End of period (including undistributed net investment income of $263 and $0, respectively)	$82,832,710	$166,441,298
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	95,975,454	429,665,747
Shares issued to shareholders in payment of distributions declared	—	472,477
Shares redeemed	(179,584,557)	(491,715,785)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(83,609,103)	(61,577,561)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $171,768 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $36,330 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund did not incur a shareholder services fee.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report
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material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

8. Subsequent events

On February 19, 2010, the Fund's Shareholders approved the reorganization of the Fund into Institutional Shares of Government Obligations Fund, a portfolio of the Trust, in complete liquidation and dissolution/termination of the Fund. This occurred as a tax-free reorganization at the close of business on Friday, March 5, 2010.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Short-Term U.S. Government Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Short-Term
U.S. Government Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Government Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Capital Shares
Institutional Shares
Institutional Service Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[2]
		2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.008	0.035	0.050	0.041	0.014
Net realized gain on investments	0.000[3]	0.000[3]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.008	0.035	0.050	0.041	0.014
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.008)	(0.035)	(0.050)	(0.041)	(0.014)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.008)	(0.035)	(0.050)	(0.041)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	0.85%	3.54%	5.14%	4.19%	1.38%
Ratios to Average Net Assets:
Net expenses	0.28%[5]	0.33%	0.30%	0.31%	0.31%	0.31%[5]
Net investment income	0.02%[5]	0.73%	3.45%	5.04%	4.17%	2.92%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.08%	0.09%	0.09%	0.20%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,054,275	$2,196,774	$1,128,743	$637,491	$377,414	$298,625
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.
3	Represents less than $0.001.
4	Based on net asset value. Total returns of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.009	0.036	0.051	0.042	0.022
Net realized gain (loss) on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.009	0.036	0.051	0.042	0.022
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.009)	(0.036)	(0.051)	(0.042)	(0.022)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.009)	(0.036)	(0.051)	(0.042)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.95%	3.64%	5.25%	4.30%	2.20%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.23%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.08%[4]	0.74%	3.33%	5.14%	4.22%	2.17%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.09%	0.09%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,166,389	$45,592,513	$20,425,207	$8,943,042	$6,619,952	$5,721,965
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.007	0.033	0.049	0.040	0.019
Net realized gain (loss) on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.007	0.033	0.049	0.040	0.019
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)	(0.019)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.71%	3.38%	4.99%	4.04%	1.95%
Ratios to Average Net Assets:
Net expenses	0.29%[4]	0.47%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	0.66%	3.07%	4.89%	3.99%	1.91%
Expense waiver/reimbursement[5]	0.26%[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,660,659	$7,913,479	$8,770,060	$4,267,271	$3,493,161	$2,759,651
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.031	0.047	0.037	0.017
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.031	0.047	0.037	0.017
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.54%	3.12%	4.74%	3.78%	1.69%
Ratios to Average Net Assets:
Net expenses	0.28%[4]	0.64%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.01%[4]	0.50%	2.76%	4.64%	3.77%	1.84%
Expense waiver/reimbursement[5]	0.51%[4]	0.17%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$526,036	$448,872	$459,837	$239,414	$104,260	$55,057
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual:
Institutional Shares	$1,000	$1,000.50	$1.06
Institutional Service Shares	$1,000	$1,000.10	$1.46
Institutional Capital Shares	$1,000	$1,000.20	$1.41
Trust Shares	$1,000	$1,000.10	$1.41
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.74	$1.48
Institutional Capital Shares	$1,000	$1,023.79	$1.43
Trust Shares	$1,000	$1,023.79	$1.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.29%
Institutional Capital Shares	0.28%
Trust Shares	0.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares and Trust Shares current annualized net expense ratios of 0.45% and 0.70%, respectively multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, and $3.53 and $3.57, respectively.
Semi-Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	46.2%
Repurchase Agreements	51.1%
U.S. Treasury Securities	3.0%
Other Assets and Liabilities — Net[2]	(0.3)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.2%
8-30 Days	13.7%
31-90 Days	19.4%
91-180 Days	9.8%
181 Days or more	3.2%
Other Assets and Liabilities — Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
7

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 46.2%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.142%, 2/8/2010	135,000,000
50,000,000		Federal Farm Credit System Notes, 0.560%, 7/1/2010	50,002,667
694,689,000	[2]	Federal Home Loan Bank System Discount Notes, 0.110% - 0.550%, 2/3/2010 - 3/1/2010	694,640,574
4,993,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% - 0.820%, 2/1/2010 - 4/15/2010	4,992,439,835
4,145,900,000		Federal Home Loan Bank System Notes, 0.180% - 5.015%, 2/4/2010 - 1/26/2011	4,147,294,371
4,503,450,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 1.000%, 2/1/2010 - 7/6/2010	4,501,782,701
1,857,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135% - 0.226%, 2/5/2010 - 4/12/2010	1,856,914,475
137,000,000		Federal Home Loan Mortgage Corp. Notes, 7.000%, 3/15/2010	138,028,703
2,776,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.010% - 0.540%, 3/1/2010 - 7/15/2010	2,773,740,081
725,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.131% - 0.218%, 2/12/2010 - 4/13/2010	724,670,269
481,627,000		Federal National Mortgage Association Notes, 2.500% - 4.750%, 3/12/2010 - 4/19/2010	483,896,826
478,667,000	[1]	Housing and Urban Development Floating Rate Notes, 0.451%, 2/1/2010	478,667,000
		TOTAL GOVERNMENT AGENCIES	20,977,077,502
		U.S. Treasury – 3.0%
1,280,000,000	[2]	United States Treasury Bills, 0.445% - 0.482%, 4/1/2010	1,279,009,149
75,000,000		United States Treasury Notes, 3.500%, 2/15/2010	75,092,105
		TOTAL U.S. TREASURY	1,354,101,254
		Repurchase AgreementS – 51.1%
50,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $50,000,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2032 and the market value of those underlying securities was $51,001,607.	50,000,000
3,041,212,000		Interest in $7,176,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,176,059,800 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $7,319,581,063.	3,041,212,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$477,189,000		Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $4,904,283,310.	477,189,000
1,022,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,190,476,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $1,222,133,824.	1,022,000,000
985,000,000	[3]	Interest in $1,200,000,000 joint repurchase agreement 0.16%, dated 11/5/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,480,000 on 2/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,224,478,720.	985,000,000
335,495,000		Repurchase agreement 0.12%, dated 1/29/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $335,498,355 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $343,943,425.	335,495,000
500,000,000	[3]	Repurchase agreement 0.13%, dated 12/3/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $500,108,333 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2042 and the market value of those underlying securities was $513,935,456.	500,000,000
2,870,000,000		Interest in $4,870,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $4,870,048,700 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $4,967,449,674.	2,870,000,000
4,665,050,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	4,665,050,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,500,015,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,532,834,320.	500,000,000
1,000,000,000		Repurchase agreement 0.11%, dated 1/29/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,009,167 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/30/2019 and the market value of those underlying securities was $1,020,003,772.	1,000,000,000
364,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 1/26/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,140,000 on 4/9/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2038 and the market value of those underlying securities was $515,005,593.	364,000,000
890,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/2/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,190,481,289 on 2/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2049 and the market value of those underlying securities was $1,226,176,101.	890,000,000
547,500,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 1/21/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,276,667 on 4/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $765,034,000.	547,500,000
340,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 1/19/2010 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,058,333 on 2/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $515,018,550.	340,000,000
250,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,002,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $255,799,989.	250,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$1,000,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,010,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $1,030,001,737.	1,000,000,000
500,000,000	[3]	Repurchase agreement 0.13%, dated 1/14/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,137,222 on 3/31/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,030,611.	500,000,000
1,500,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,500,015,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $1,545,004,912.	1,500,000,000
500,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,005,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $515,000,328.	500,000,000
745,000,000		Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2049 and the market value of those underlying securities was $2,754,029,835.	745,000,000
500,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which Natixis Financial Products Inc. will repurchase securities provided as collateral for $500,005,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2039 and the market value of those underlying securities was $513,978,287.	500,000,000
250,000,000		Repurchase agreement 0.12%, dated 1/29/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $250,002,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $256,742,894.	250,000,000
182,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.15%, dated 1/22/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $250,051,042 on 3/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/15/2039 and the market value of those underlying securities was $255,005,288.	182,500,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
$200,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which Wells Fargo Securities, LLC will repurchase securities provided as collateral for $200,002,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/15/2040 and the market value of those underlying securities was $204,168,995.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	23,214,946,000
	TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[4]	45,546,124,756
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(138,765,716)
	TOTAL NET ASSETS — 100%	$45,407,359,040
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$23,214,946,000
Investments in securities	22,331,178,756
Total investments in securities, at amortized cost and value		$45,546,124,756
Income receivable		35,789,871
Receivable for shares sold		790,578
TOTAL ASSETS		45,582,705,205
Liabilities:
Payable for investments purchased	$50,033,588
Payable for shares redeemed	112,849,494
Bank overdraft	10,882,183
Income distribution payable	628,280
Payable for distribution services fee (Note 4)	8,362
Payable for shareholder services fee (Note 4)	693,373
Accrued expenses	250,885
TOTAL LIABILITIES		175,346,165
Net assets for 45,407,406,553 shares outstanding		$45,407,359,040
Net Assets Consist of:
Paid-in capital		$45,407,406,545
Accumulated net realized gain on investments		202,272
Distributions in excess of net investment income		(249,777)
TOTAL NET ASSETS		$45,407,359,040
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,166,388,812 ÷ 36,166,782,246 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,660,658,854 ÷ 6,660,428,182 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$2,054,275,494 ÷ 2,054,404,226 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$526,035,880 ÷ 525,791,899 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$78,046,923
Expenses:
Investment adviser fee (Note 4)	$53,702,426
Administrative personnel and services fee (Note 4)	20,854,057
Custodian fees	897,496
Transfer and dividend disbursing agent fees and expenses	171,779
Directors'/Trustees' fees	175,840
Auditing fees	10,333
Legal fees	6,678
Portfolio accounting fees	109,755
Distribution services fee — Trust Shares (Note 4)	534,754
Shareholder services fee — Institutional Service Shares (Note 4)	5,764,483
Shareholder services fee — Institutional Capital Shares (Note 4)	881,599
Shareholder services fee — Trust Shares (Note 4)	108,876
Account administration fee — Institutional Service Shares	2,735,805
Account administration fee — Institutional Capital Shares	208,215
Account administration fee — Trust Shares	425,879
Share registration costs	84,457
Printing and postage	88,464
Insurance premiums	39,940
Miscellaneous	1,909,094
TOTAL EXPENSES	$88,709,930
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Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(20,774,235)
Waiver of administrative personnel and services fee	(420,284)
Waiver of distribution services fee — Trust Shares	(382,248)
Waiver of shareholder services fee — Institutional Service Shares	(4,521,249)
Waiver of shareholder services fee — Institutional Capital Shares	(286,455)
Waiver of shareholder services fee — Trust Shares	(108,876)
Waiver of account administration fee — Trust Shares	(425,879)
Reimbursement of shareholder services fee — Institutional Service Shares	(1,243,234)
Reimbursement of shareholder services fee — Institutional Capital Shares	(98,819)
Reimbursement of account administration fee — Institutional Service Shares	(234,841)
TOTAL WAIVERS AND REIMBURSEMENTS		$(28,496,120)
Net expenses			60,213,810
Net investment income			17,833,113
Net realized gain on investments			202,257
Change in net assets resulting from operations			$18,035,370
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,833,113	$404,131,321
Net realized gain on investments	202,257	3,841,613
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,035,370	404,972,934
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,596,481)	(315,321,407)
Institutional Service Shares	(280,305)	(71,228,553)
Institutional Capital Shares	(188,183)	(11,788,138)
Trust Shares	(17,921)	(2,659,971)
Distributions from net realized gain on investments
Institutional Shares	(3,167,363)	(12,565)
Institutional Service Shares	(475,233)	(2,838)
Institutional Capital Shares	(153,780)	(470)
Trust Shares	(29,243)	(106)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,908,509)	(401,014,048)
Share Transactions:
Proceeds from sale of shares	160,013,103,571	374,579,922,882
Net asset value of shares issued to shareholders in payment of distributions declared	7,881,650	174,410,401
Cost of shares redeemed	(170,761,391,307)	(349,390,500,864)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,740,406,086)	25,363,832,419
Change in net assets	(10,744,279,225)	25,367,791,305
Net Assets:
Beginning of period	56,151,638,265	30,783,846,960
End of period (including undistributed (distributions in excess of) net investment income of $(249,777) and $0, respectively)	$45,407,359,040	$56,151,638,265
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of the Trustees (“the Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	146,265,885,905	$146,265,885,905	314,837,879,149	$314,837,879,149
Shares issued to shareholders in payment of distributions declared	7,321,880	7,321,880	132,458,610	132,458,610
Shares redeemed	(155,696,176,534)	(155,696,176,534)	(289,806,080,078)	(289,806,080,078)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,422,968,749)	$(9,422,968,749)	25,164,257,681	$25,164,257,681
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,655,914,851	$10,655,914,851	51,513,575,802	$51,513,575,802
Shares issued to shareholders in payment of distributions declared	308,823	308,823	30,392,403	30,392,403
Shares redeemed	(11,908,522,371)	(11,908,522,371)	(52,401,271,041)	(52,401,271,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,252,298,697)	$(1,252,298,697)	(857,302,836)	$(857,302,836)
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,493,229,332	$2,493,229,332	5,882,354,206	$5,882,354,206
Shares issued to shareholders in payment of distributions declared	242,470	242,470	10,725,279	10,725,279
Shares redeemed	(2,635,806,344)	(2,635,806,344)	(4,825,202,562)	(4,825,202,562)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(142,334,542)	$(142,334,542)	1,067,876,923	$1,067,876,923
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	598,073,483	$598,073,483	2,346,113,725	$2,346,113,725
Shares issued to shareholders in payment of distributions declared	8,477	8,477	834,109	834,109
Shares redeemed	(520,886,058)	(520,886,058)	(2,357,947,183)	(2,357,947,183)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	77,195,902	$77,195,902	(10,999,349)	(10,999,349)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(10,740,406,086)	$(10,740,406,086)	25,363,832,419	$25,363,832,419

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $20,774,235 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

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Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $420,284 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $382,248 of its fee. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $1,342,053 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, FSSC voluntarily reimbursed $234,841 of account administration fees. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $4,916,580 of Service Fees and $425,879 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Institutional Shares for the Fund did not incur a shareholder services fee.

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Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $599,995,222 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG Semi-Annual Shareholder Report
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with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

8. Subsequent events

On February 19, 2010, shareholders for Federated Short-Term U.S. Government Trust, formerly a portfolio of the Trust, approved its reorganization into the Institutional Shares of the Fund as part of a complete liquidation and dissolution/termination of Federated Short-Term U.S. Government Trust. This tax-free reorganization consummated at the close of business on Friday, March 5, 2010.

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Evaluation and Approval of Advisory Contract - May 2009

Government Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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28

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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30

Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 60934N104
Cusip 60934N807
Cusip 60934N153

Q450196 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.011	0.036	0.051	0.041	0.022
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.011	0.036	0.051	0.041	0.022
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.036)	(0.051)	(0.041)	(0.022)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.011)	(0.036)	(0.051)	(0.041)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.09%	3.70%	5.18%	4.21%	2.17%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.23%	0.20%[5]	0.20%	0.20%	0.20%
Net investment income	0.09%[4]	0.96%	3.38%	5.06%	4.15%	2.15%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.09%	0.09%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,588,813	$13,569,616	$7,643,447	$2,062,328	$1,556,092	$1,206,111
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.20% after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.008	0.034	0.048	0.039	0.019
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.008	0.034	0.048	0.039	0.019
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)	(0.019)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.84%	3.44%	4.92%	3.96%	1.92%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.48%	0.45%[5]	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	0.71%	3.13%	4.81%	3.90%	1.90%
Expense waiver/reimbursement[6]	0.25%[4]	0.09%	0.09%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,933,326	$2,941,394	$3,020,861	$2,148,776	$2,010,881	$1,797,876
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.45% after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.50	$1.06
Institutional Service Shares	$1,000	$1,000.10	$1.51[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.69	$1.53[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	85.2%
U.S. Treasury Securities	14.4%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	16.1%
8-30 Days	31.8%
31-90 Days	37.8%
91-180 Days	11.9%
181 Days or more	2.0%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 85.2%
$1,039,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030% — 0.800%, 2/5/2010 — 9/1/2010	1,038,238,860
2,093,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% — 0.393%, 2/1/2010 — 3/20/2010	2,092,894,743
321,440,000		Federal Farm Credit System Notes, 0.500% — 7.375%, 2/9/2010 — 9/13/2010	322,831,451
4,643,600,000	[1]	Federal Home Loan Bank System Discount Notes, 0.055% — 0.320%, 2/1/2010 — 7/6/2010	4,643,019,844
1,005,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.131% — 0.820%, 2/1/2010 — 2/25/2010	1,004,953,452
708,250,000		Federal Home Loan Bank System Notes, 0.820% — 4.375%, 2/5/2010 — 10/22/2010	710,754,630
		TOTAL GOVERNMENT AGENCIES	9,812,692,980
		U.s. Treasury – 14.4%
186,000,000	[1]	United States Treasury Bill, 0.010%, 4/8/2010	185,996,590
245,000,000	[1]	United States Treasury Bill, 0.110%, 4/1/2010	244,955,832
263,000,000	[1]	United States Treasury Bills, 0.155% — 0.200%, 7/1/2010	262,784,583
293,000,000		United States Treasury Note, 2.000%, 2/28/2010	293,400,255
200,000,000		United States Treasury Note, 2.625%, 5/31/2010	201,519,965
100,000,000		United States Treasury Note, 4.125%, 8/15/2010	102,080,465
375,000,000		United States Treasury Notes, 3.500% — 4.750%, 2/15/2010	375,638,873
		TOTAL U.S. TREASURY	1,666,376,563
		TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[3]	11,479,069,543
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	43,069,140
		TOTAL NET ASSETS — 100%	$11,522,138,683
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
Semi-Annual Shareholder Report
6

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$11,479,069,543
Receivable for investments sold		29,308,125
Income receivable		20,284,300
Receivable for shares sold		899
TOTAL ASSETS		11,528,662,867
Liabilities:
Bank overdraft	$4,543,894
Payable for shares redeemed	1,352,062
Income distribution payable	63,471
Payable for shareholder services fee (Note 4)	195,715
Payable for advisory fee (Note 4)	124,769
Accrued expenses	244,273
TOTAL LIABILITIES		6,524,184
Net assets for 11,522,262,174 shares outstanding		$11,522,138,683
Net Assets Consist of:
Paid-in capital		$11,522,271,551
Accumulated net realized gain on investments		83,422
Distributions in excess of net investment income		(216,290)
TOTAL NET ASSETS		$11,522,138,683
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,588,812,820 ÷ 9,589,054,565 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,933,325,863 ÷ 1,933,207,609 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$22,722,060
Expenses:
Investment adviser fee (Note 4)		$15,046,432
Administrative personnel and services fee (Note 4)		5,842,711
Custodian fees		262,680
Transfer and dividend disbursing agent fees and expenses		57,047
Directors'/Trustees' fees		69,757
Auditing fees		9,830
Legal fees		4,772
Portfolio accounting fees		88,219
Shareholder services fee — Institutional Service Shares (Note 4)		1,147,089
Account administration fee — Institutional Service Shares		1,590,635
Share registration costs		36,270
Printing and postage		27,246
Insurance premiums		16,258
Miscellaneous		690,464
TOTAL EXPENSES		24,889,410
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(6,050,867)
Waiver of administrative personnel and services fee	(117,544)
Waiver of shareholder services fee — Institutional Service Shares	(560,781)
Reimbursement of shareholder services fee — Institutional Service Shares	(217,576)
Waiver of account administration fee — Institutional Service Shares	(774,413)
Reimbursement of account administration fee — Institutional Service Shares	(235,707)
TOTAL WAIVERS AND REIMBURSEMENTS		(7,956,888)
Net expenses			16,932,522
Net investment income			5,789,538
Net realized gain on investments			302,289
Change in net assets resulting from operations			$6,091,827
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,789,538	$158,873,219
Net realized gain on investments	302,289	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,091,827	158,873,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,810,027)	(124,766,486)
Institutional Service Shares	(88,035)	(34,144,668)
Distributions from net realized gain on investments
Institutional Shares	(190,134)	—
Institutional Service Shares	(28,733)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,116,929)	(158,911,154)
Share Transactions:
Proceeds from sale of shares	29,372,470,359	69,651,345,742
Net asset value of shares issued to shareholders in payment of distributions declared	3,848,359	94,786,604
Cost of shares redeemed	(34,365,164,507)	(63,899,392,717)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,988,845,789)	5,846,739,629
Change in net assets	(4,988,870,891)	5,846,701,694
Net Assets:
Beginning of period	16,511,009,574	10,664,307,880
End of period (including distributions in excess of net investment income of $(216,290) and $(107,766), respectively)	$11,522,138,683	$16,511,009,574

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report
11

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,664,083,623	$26,664,083,623	57,499,022,014	$57,499,022,014
Shares issued to shareholders in payment of distributions declared	3,820,174	3,820,174	82,580,667	82,580,667
Shares redeemed	(30,648,678,313)	(30,648,678,313)	(51,655,359,973)	(51,655,359,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,980,774,516)	$(3,980,774,516)	5,926,242,708	$5,926,242,708
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,708,386,736	$2,708,386,736	12,152,323,728	$12,152,323,728
Shares issued to shareholders in payment of distributions declared	28,185	28,185	12,205,937	12,205,937
Shares redeemed	(3,716,486,194)	(3,716,486,194)	(12,244,032,744)	(12,244,032,744)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,008,071,273)	$(1,008,071,273)	(79,503,079)	$(79,503,079)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,988,845,789)	$(4,988,845,789)	5,846,739,629	$5,846,739,629

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $6,050,867 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $117,544 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $217,576 of shareholder services fees and $235,707 of account administration fees. For the six months ended January 31, 2010, FSSC Semi-Annual Shareholder Report
13

did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $560,781 of shareholder services fees and $774,413 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $744,041,939 and $726,991,753, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate Semi-Annual Shareholder Report
14

amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Government Obligations Tax-Managed Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
17

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856
Cusip 60934N849

38172 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.011	0.036	0.051	0.041	0.022
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.011	0.036	0.051	0.041	0.022
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.011)	(0.036)	(0.051)	(0.041)	(0.022)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.011)	(0.036)	(0.051)	(0.041)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.09%	3.70%	5.18%	4.21%	2.17%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.23%	0.20%[5]	0.20%	0.20%	0.20%
Net investment income	0.09%[4]	0.96%	3.38%	5.06%	4.15%	2.15%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.09%	0.09%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,588,813	$13,569,616	$7,643,447	$2,062,328	$1,556,092	$1,206,111
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008, was 0.20% after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,000.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	85.2%
U.S. Treasury Securities	14.4%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	16.1%
8-30 Days	31.8%
31-90 Days	37.8%
91-180 Days	11.9%
181 Days or more	2.0%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 85.2%
$1,039,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030% — 0.800%, 2/5/2010 — 9/1/2010	1,038,238,860
2,093,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% — 0.393%, 2/1/2010 — 3/20/2010	2,092,894,743
321,440,000		Federal Farm Credit System Notes, 0.500% — 7.375%, 2/9/2010 — 9/13/2010	322,831,451
4,643,600,000	[1]	Federal Home Loan Bank System Discount Notes, 0.055% — 0.320%, 2/1/2010 — 7/6/2010	4,643,019,844
1,005,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.131% — 0.820%, 2/1/2010 — 2/25/2010	1,004,953,452
708,250,000		Federal Home Loan Bank System Notes, 0.820% — 4.375%, 2/5/2010 — 10/22/2010	710,754,630
		TOTAL GOVERNMENT AGENCIES	9,812,692,980
		U.s. Treasury – 14.4%
186,000,000	[1]	United States Treasury Bill, 0.010%, 4/8/2010	185,996,590
245,000,000	[1]	United States Treasury Bill, 0.110%, 4/1/2010	244,955,832
263,000,000	[1]	United States Treasury Bills, 0.155% — 0.200%, 7/1/2010	262,784,583
293,000,000		United States Treasury Note, 2.000%, 2/28/2010	293,400,255
200,000,000		United States Treasury Note, 2.625%, 5/31/2010	201,519,965
100,000,000		United States Treasury Note, 4.125%, 8/15/2010	102,080,465
375,000,000		United States Treasury Notes, 3.500% — 4.750%, 2/15/2010	375,638,873
		TOTAL U.S. TREASURY	1,666,376,563
		TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[3]	11,479,069,543
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	43,069,140
		TOTAL NET ASSETS — 100%	$11,522,138,683
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
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  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$11,479,069,543
Receivable for investments sold		29,308,125
Income receivable		20,284,300
Receivable for shares sold		899
TOTAL ASSETS		11,528,662,867
Liabilities:
Bank overdraft	$4,543,894
Payable for shares redeemed	1,352,062
Income distribution payable	63,471
Payable for shareholder services fee (Note 4)	195,715
Payable for advisory fee (Note 4)	124,769
Accrued expenses	244,273
TOTAL LIABILITIES		6,524,184
Net assets for 11,522,262,174 shares outstanding		$11,522,138,683
Net Assets Consist of:
Paid-in capital		$11,522,271,551
Accumulated net realized gain on investments		83,422
Distributions in excess of net investment income		(216,290)
TOTAL NET ASSETS		$11,522,138,683
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$9,588,812,820 ÷ 9,589,054,565 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,933,325,863 ÷ 1,933,207,609 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$22,722,060
Expenses:
Investment adviser fee (Note 4)		$15,046,432
Administrative personnel and services fee (Note 4)		5,842,711
Custodian fees		262,680
Transfer and dividend disbursing agent fees and expenses		57,047
Directors'/Trustees' fees		69,757
Auditing fees		9,830
Legal fees		4,772
Portfolio accounting fees		88,219
Shareholder services fee — Institutional Service Shares (Note 4)		1,147,089
Account administration fee — Institutional Service Shares		1,590,635
Share registration costs		36,270
Printing and postage		27,246
Insurance premiums		16,258
Miscellaneous		690,464
TOTAL EXPENSES		24,889,410
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(6,050,867)
Waiver of administrative personnel and services fee	(117,544)
Waiver of shareholder services fee — Institutional Service Shares	(560,781)
Reimbursement of shareholder services fee — Institutional Service Shares	(217,576)
Waiver of account administration fee — Institutional Service Shares	(774,413)
Reimbursement of account administration fee — Institutional Service Shares	(235,707)
TOTAL WAIVERS AND REIMBURSEMENTS		(7,956,888)
Net expenses			16,932,522
Net investment income			5,789,538
Net realized gain on investments			302,289
Change in net assets resulting from operations			$6,091,827
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,789,538	$158,873,219
Net realized gain on investments	302,289	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,091,827	158,873,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,810,027)	(124,766,486)
Institutional Service Shares	(88,035)	(34,144,668)
Distributions from net realized gain on investments
Institutional Shares	(190,134)	—
Institutional Service Shares	(28,733)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,116,929)	(158,911,154)
Share Transactions:
Proceeds from sale of shares	29,372,470,359	69,651,345,742
Net asset value of shares issued to shareholders in payment of distributions declared	3,848,359	94,786,604
Cost of shares redeemed	(34,365,164,507)	(63,899,392,717)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,988,845,789)	5,846,739,629
Change in net assets	(4,988,870,891)	5,846,701,694
Net Assets:
Beginning of period	16,511,009,574	10,664,307,880
End of period (including distributions in excess of net investment income of $(216,290) and $(107,766), respectively)	$11,522,138,683	$16,511,009,574

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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10

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,664,083,623	$26,664,083,623	57,499,022,014	$57,499,022,014
Shares issued to shareholders in payment of distributions declared	3,820,174	3,820,174	82,580,667	82,580,667
Shares redeemed	(30,648,678,313)	(30,648,678,313)	(51,655,359,973)	(51,655,359,973)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,980,774,516)	$(3,980,774,516)	5,926,242,708	$5,926,242,708
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,708,386,736	$2,708,386,736	12,152,323,728	$12,152,323,728
Shares issued to shareholders in payment of distributions declared	28,185	28,185	12,205,937	12,205,937
Shares redeemed	(3,716,486,194)	(3,716,486,194)	(12,244,032,744)	(12,244,032,744)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,008,071,273)	$(1,008,071,273)	(79,503,079)	$(79,503,079)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,988,845,789)	$(4,988,845,789)	5,846,739,629	$5,846,739,629

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $6,050,867 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $117,544 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $217,576 of shareholder services fees and $235,707 of account administration fees. For the six months ended January 31, 2010, FSSC Semi-Annual Shareholder Report
12

did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $560,781 of shareholder services fees and $774,413 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $744,041,939 and $726,991,753, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate Semi-Annual Shareholder Report
13

amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Government Obligations Tax-Managed Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Liberty U.S. Government
Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.029	0.044	0.035	0.015
Net realized gain on investments	0.000[1]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.005	0.029	0.044	0.035	0.015
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.029)	(0.044)	(0.035)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.50%	2.94%	4.49%	3.53%	1.47%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.84%	0.92%	0.92%	0.93%	0.92%
Net investment income	0.00%[3,4]	0.50%	2.91%	4.40%	3.47%	1.42%
Expense waiver/reimbursement[5]	0.95%[3]	0.34%	0.27%	0.28%	0.29%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,779	$226,330	$246,375	$249,100	$258,486	$270,162
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.020	0.035	0.026	0.006
Net realized gain on investments	0.000[1]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.020	0.035	0.026	0.006
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.020)	(0.035)	(0.026)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.12%	2.02%	3.56%	2.61%	0.62%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	1.17%	1.82%	1.82%	1.83%	1.75%
Net investment income	0.00%[3,4]	0.09%	1.96%	3.50%	2.51%	0.52%
Expense waiver/reimbursement[5]	1.69%[3]	0.76%	0.12%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,849	$44,967	$35,707	$30,839	$41,481	$54,502
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.020	0.035	0.026	0.003
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.020	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.020)	(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.13%	2.06%	3.60%	2.61%	0.33%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	1.15%	1.79%	1.79%	1.82%	1.82%[4]
Net investment income	0.00%[4,5]	0.08%	1.70%	3.53%	2.73%	1.46%[4]
Expense waiver/reimbursement[6]	1.69%[4]	0.77%	0.12%	0.14%	0.14%	0.00%[4,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,247	$14,911	$10,390	$3,563	$3,699	$1,285
1	Reflects operations for the period from May 2, 2005 (date of initial investment) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.029	0.044	0.035	0.006
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.029	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.029)	(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.50%	2.94%	4.49%	3.53%	0.56%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.82%	0.92%	0.92%	0.94%	0.92%[4]
Net investment income	0.00%[4,5]	0.39%	2.35%	4.43%	3.46%	3.57%[4]
Expense waiver/reimbursement[6]	0.94%[4]	0.36%	0.20%	0.18%	0.28%	0.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,480	$2,079	$1,365	$507	$184	$5
1	Reflects operations for the period from May 2, 2005 (date of initial investment) to July 31, 2005.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual:
Class A Shares	$1,000	$1,000.00	$1.51
Class B Shares	$1,000	$1,000.00	$1.56
Class C Shares	$1,000	$1,000.00	$1.56
Class F Shares	$1,000	$1,000.00	$1.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.69	$1.53
Class B Shares	$1,000	$1,023.64	$1.58
Class C Shares	$1,000	$1,023.64	$1.58
Class F Shares	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.30%
Class B Shares	0.31%
Class C Shares	0.31%
Class F Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares current annualized net expense ratios of 0.93%, 1.83%, 1.83% and 0.93%, respectively, (as reflected in the Fund's Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expense as if they had been in effect through the most recent one-half-year period) would be $4.69 and $4.74, $9.23 and $9.30, $9.23 and $9.30, $4.69 and $4.74, respectively.
Semi-Annual Shareholder Report

6

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	54.0%
U.S. Government Agency Securities	43.6%
U.S. Treasury Securities	2.6%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.3%
8-30 Days	15.7%
31-90 Days	16.0%
91-180 Days	7.7%
181 Days or more	2.5%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 43.6%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.142%, 2/8/2010	1,500,000
3,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.110%, 2/3/2010	2,999,982
28,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% - 0.780%, 2/1/2010 - 4/15/2010	27,998,070
18,655,000		Federal Home Loan Bank System Notes, 0.310% - 5.250%, 2/4/2010 - 1/19/2011	18,680,056
24,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 1.000%, 2/1/2010 - 7/6/2010	23,991,648
7,200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135% - 0.303%, 2/9/2010 - 4/7/2010	7,199,491
2,275,000		Federal Home Loan Mortgage Corp. Notes, 4.125% - 7.000%, 3/15/2010 - 4/14/2010	2,292,139
11,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.130% - 0.540%, 3/1/2010 - 7/15/2010	11,489,401
7,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.131% - 0.218%, 2/12/2010 - 2/27/2010	7,498,476
350,000		Federal National Mortgage Association Notes, 2.500%, 4/9/2010	351,492
		TOTAL GOVERNMENT AGENCIES	104,000,755
		U.S. Treasury – 2.6%
6,250,000	[2]	United States Treasury Bills, 0.445% - 0.482%, 4/1/2010	6,245,165
		Repurchase Agreements – 54.0%
40,603,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	40,603,000
3,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,190,476,000 on 2/1/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $1,222,133,824.	3,000,000
4,000,000	[3]	Interest in $1,200,000,000 joint repurchase agreement 0.16%, dated 11/5/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,480,000 on 2/3/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $1,224,478,720.	4,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 1/26/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,140,000 on 4/9/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 8/25/2038 and the market value of those underlying securities was $515,005,593.	2,000,000
3,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/2/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,190,481,289 on 2/2/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 10/15/2049 and the market value of those underlying securities was $1,226,176,101.	3,000,000
3,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 1/21/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,276,667 on 4/15/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $765,034,000.	3,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 1/19/2010 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,058,333 on 2/19/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $515,018,550.	2,000,000
20,000,000		Interest in $600,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,005,500 on 2/1/2010. The securities provided as collateral at the end of period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $612,005,628.	20,000,000
30,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,010,833 on 2/1/2010. The securities provided as collateral at the end of period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,011,131.	30,000,000
20,000,000		Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co. Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 12/1/2049 and the market value of those underlying securities was $2,754,029,835.	20,000,000
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9

Principal Amount			Value
$1,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.15%, dated 1/22/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $250,051,042 on 3/15/2010. The securities provided as collateral at the end of period were U.S. Government Agency securities with various maturities to 12/15/2039 and the market value of those underlying securities was $255,005,288.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	128,603,000
		TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[4]	238,848,920
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(493,484)
		TOTAL NET ASSETS — 100%	$238,355,436
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$128,603,000
Investments in securities	110,245,920
Total investments in securities, at amortized cost and value		$238,848,920
Cash		145
Income receivable		184,049
Receivable for shares sold		177,676
TOTAL ASSETS		239,210,790
Liabilities:
Payable for shares redeemed	592,070
Payable for transfer and dividend disbursing agent fees and expenses	224,423
Payable for Directors'/Trustees' fees	132
Payable for distribution services fee (Note 4)	75
Payable for shareholder services fee (Note 4)	9,894
Accrued expenses	28,760
TOTAL LIABILITIES		855,354
Net assets for 238,408,675 shares outstanding		$238,355,436
Net Assets Consist of:
Paid-in capital		$238,353,746
Accumulated net realized gain on investments		1,030
Undistributed net investment income		660
TOTAL NET ASSETS		$238,355,436
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities — continued
Net Asset Value and Offering Price Per Share
Class A Shares:
$192,778,567 ÷ 192,834,257 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$33,849,429 ÷ 33,848,526 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$10,247,085 ÷ 10,245,405 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$1,480,355 ÷ 1,480,487 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00)[1]	$0.95
Class C Shares (99.00/100 of $1.00)[1]	$0.99
Class F Shares (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$406,683
Expenses:
Investment adviser fee (Note 4)	$666,779
Administrative personnel and services fee (Note 4)	136,110
Custodian fees	11,310
Transfer and dividend disbursing agent fees and expenses	372,011
Directors'/Trustees' fees	1,025
Auditing fees	9,829
Legal fees	3,019
Portfolio accounting fees	53,835
Distribution services fee — Class B Shares (Note 4)	148,843
Distribution services fee — Class C Shares (Note 4)	47,052
Shareholder services fee — Class A Shares (Note 4)	264,149
Shareholder services fee — Class B Shares (Note 4)	49,614
Shareholder services fee — Class C Shares (Note 4)	15,678
Shareholder services fee — Class F Shares (Note 4)	2,193
Share registration costs	44,328
Printing and postage	20,903
Insurance premiums	2,497
Miscellaneous	16,790
TOTAL EXPENSES	1,865,965
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13

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(666,779)
Waiver of administrative personnel and services fee	(28,078)
Waiver of distribution services fee — Class B Shares	(148,843)
Waiver of distribution services fee — Class C Shares	(47,052)
Waiver of shareholder services fee — Class A Shares	(264,149)
Waiver of shareholder services fee — Class C Shares	(15,678)
Waiver of shareholder services fee — Class F Shares	(2,193)
Reimbursement of shareholder services fee — Class B Shares	(49,614)
Reimbursement of other operating expenses	(237,556)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,459,942)
Net expenses			$406,023
Net investment income			660
Net realized gain on investments			1,030
Change in net assets resulting from operations			$1,690
  See Notes which are an integral part of the Financial Statements
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14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$660	$1,335,659
Net realized gain on investments	1,030	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,690	1,335,659
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(1,267,460)
Class B Shares	—	(46,460)
Class C Shares	—	(15,051)
Class F Shares	—	(7,898)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,336,869)
Share Transactions:
Proceeds from sale of shares	43,768,612	246,470,373
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,259,087
Cost of shares redeemed	(93,701,301)	(253,279,453)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,932,689)	(5,549,993)
Change in net assets	(49,930,999)	(5,551,203)
Net Assets:
Beginning of period	288,286,435	293,837,638
End of period (including undistributed net investment income of $660 and $0, respectively)	$238,355,436	$288,286,435
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
16

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	35,949,270	$35,949,270	163,161,233	$163,161,233
Shares issued to shareholders in payment of distributions declared	—	—	1,196,624	1,196,624
Shares redeemed	(69,502,515)	(69,502,515)	(184,401,075)	(184,401,075)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(33,553,245)	$(33,553,245)	(20,043,218)	$(20,043,218)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,240,554	$4,240,554	50,779,803	$50,779,803
Shares issued to shareholders in payment of distributions declared	—	—	41,408	41,408
Shares redeemed	(15,358,034)	(15,358,034)	(41,561,976)	(41,561,976)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,117,480)	$(11,117,480)	9,259,235	$9,259,235
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,278,824	$3,278,824	30,173,796	$30,173,796
Shares issued to shareholders in payment of distributions declared	—	—	13,415	13,415
Shares redeemed	(7,942,588)	(7,942,588)	(25,666,976)	(25,666,976)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,663,764)	$(4,663,764)	4,520,235	$4,520,235
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	299,964	$299,964	2,355,541	$2,355,541
Shares issued to shareholders in payment of distributions declared	—	—	7,640	7,640
Shares redeemed	(898,164)	(898,164)	(1,649,426)	(1,649,426)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(598,200)	$(598,200)	713,755	$713,755
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(49,932,689)	$(49,932,689)	(5,549,993)	$(5,549,993)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sold discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $666,779 of its fee and voluntarily reimbursed $237,556 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.081% of average daily net assets of the Fund. FAS waived $28,078 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $195,895 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $1,022 of CDSC relating to redemptions of Class C Shares and $126 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $49,614 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $282,020 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report
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material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

8. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Liberty U.S. Government Money Market Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Liberty U.S. Government
Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8110106 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Eagle Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.017	0.036	0.042	0.032	0.012
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.017	0.036	0.042	0.032	0.012
Less Distributions:
Distributions from net investment income	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)	(0.012)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	1.67%	3.64%	4.26%	3.29%	1.22%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.41%	0.53%	1.22%	1.22%	1.22%
Net investment income	0.16%[3]	1.71%	3.55%	4.19%	3.22%	1.19%
Expense waiver/reimbursement[4]	1.45%[3]	1.29%	0.78%	0.66%	0.56%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,426	$35,007	$50,576	$35,555	$36,597	$41,519
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Premier Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.019
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.019
Less Distributions:
Distributions from net investment income	(0.002)	(0.019)
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.20%	1.89%
Ratios to Average Net Assets:
Net expenses	0.16%[4]	0.19%
Net investment income	0.41%[4]	0.99%
Expense waiver/reimbursement[5]	1.45%[4]	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]
1	The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
  See Notes which are an integral part of the Financial Statements
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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.80	$2.07
Premier Shares	$1,000	$1,002.00	$0.81
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.14	$2.09
Premier Shares	$1,000	$1,024.40	$0.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.41%
Premier Shares	0.16%
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.8%
Bank Instruments	36.8%
Variable Rate Instruments	14.5%
Repurchase Agreement	0.9%
Other Assets and Liabilities — Net[2]	(0.0)%[3]
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	19.6%[5]
8-30 Days	33.6%
31-90 Days	37.3%
91-180 Days	4.9%
181 Days or more	4.6%
Other Assets and Liabilities — Net[2]	(0.0)%[3]
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 2.7% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.6%
		Finance@0018Automotive – 1.5%
$482,657		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	482,656
		Finance@0018Equipment – 1.1%
347,729	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	347,729
		TOTAL ASSET-BACKED SECURITIES	830,385
		Certificates of Deposit – 36.8%
		Finance@0018Banking – 36.8%
1,600,000		BNP Paribas SA, 0.220%, 3/3/2010	1,600,000
1,700,000		Banco Bilbao Vizcaya Argentaria SA, 0.255%, 4/9/2010	1,700,016
400,000		Bank of Montreal, 0.230%, 12/6/2010	400,000
1,700,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.180%, 2/26/2010	1,700,000
1,000,000		Barclays Bank PLC, 0.480% - 0.710%, 1/21/2011	1,000,000
1,600,000		Calyon, Paris, 0.450%, 2/22/2010	1,600,000
1,600,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	1,600,000
1,600,000		Societe Generale, Paris, 0.240% - 0.500%, 2/1/2010 - 2/23/2010	1,600,000
750,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	750,000
		TOTAL CERTIFICATES OF DEPOSIT	11,950,016
		Collateralized Loan Agreements – 10.1%
		Finance@0018Banking – 10.1%
1,600,000		Banc of America Securities LLC, 0.580% - 0.630%, 3/5/2010 - 4/19/2010	1,600,000
600,000		Barclays Capital, Inc., 0.550%, 3/22/2010	600,000
75,000		Deutsche Bank Securities, Inc., 0.630%, 2/1/2010	75,000
1,000,000		RBS Securities, Inc., 0.598%, 2/3/2010	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,275,000
		Commercial Paper – 25.9%;3
		Finance@0018Automotive – 4.9%
1,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.600%, 7/9/2010	1,595,787
		Finance@0018Banking – 13.3%
600,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	599,853
600,000	[1,2]	Clipper Receivables Company LLC, 0.370%, 4/1/2010	599,636
1,500,000	[1,2]	Grampian Funding LLC, 0.250%, 2/5/2010	1,499,958
1,600,000		ING (U.S.) Funding LLC, 0.380%, 3/15/2010	1,599,291
		TOTAL	4,298,738
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6

Principal Amount			Value
		Finance@0018Commercial – 1.8%
$600,000		General Electric Capital Services, 0.240%, 3/25/2010	599,792
		Finance@0018Retail – 5.9%
1,000,000	[1,2]	Chariot Funding LLC, 0.140%, 2/16/2010	999,942
900,000	[1,2]	Yorktown Capital LLC, 0.240%, 2/5/2010	899,976
		TOTAL	1,899,918
		TOTAL COMMERCIAL PAPER	8,394,235
		Corporate Bond – 1.5%
		Finance@0018Banking – 1.5%
500,000		JPMorgan Chase Bank, N.A., 0.230%, 2/21/2011	500,000
		Government Agency – 3.1%
		Government Agency – 3.1%
1,000,000		Federal Home Loan Bank System, 0.400% - 0.500%, 12/27/2010 - 1/19/2011	999,976
		Loan Participation – 4.6%
		Chemicals – 4.6%
1,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 2/25/2010	1,500,000
		Notes@0018Variable – 14.5%;4
		Finance@0018Banking – 11.4%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.261%, 2/25/2010	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.230%, 2/4/2010	1,000,000
1,700,000		Westpac Banking Corp. Ltd., Sydney, 0.281% - 0.283%, 2/4/2010 - 2/16/2010	1,700,000
		TOTAL	3,700,000
		Finance@0018Commercial – 3.1%
1,000,000		General Electric Capital Corp., 0.334%, 2/10/2010	994,172
		TOTAL NOTES — VARIABLE	4,694,172
		Repurchase Agreement – 0.9%
291,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	291,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	32,434,784
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(8,268)
		TOTAL NET ASSETS — 100%	$32,426,516
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7

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $5,347,241, which represented 16.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $5,347,241, which represented 16.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$32,434,784
Cash		145
Income receivable		11,666
Receivable for shares sold		55,742
Prepaid expenses		3,052
TOTAL ASSETS		32,505,389
Liabilities:
Payable for shares redeemed	$34,905
Payable for transfer and dividend disbursing agent fees and expenses	26,578
Payable for shareholder services fee (Note 4)	17,390
TOTAL LIABILITIES		78,873
Net assets for 32,425,971 shares outstanding		$32,426,516
Net Assets Consist of:
Paid-in capital		$32,426,347
Accumulated net realized gain on investments		3
Undistributed net investment income		166
TOTAL NET ASSETS		$32,426,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$32,426,416 ÷ 32,425,871 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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9

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$94,646
Expenses:
Investment adviser fee (Note 4)		$33,378
Administrative personnel and services fee (Note 4)		95,781
Custodian fees		3,854
Transfer and dividend disbursing agent fees and expenses		40,859
Directors'/Trustees' fees		138
Auditing fees		9,830
Legal fees		3,946
Portfolio accounting fees		26,968
Shareholder services fee — Eagle Shares (Note 4)		41,723
Share registration costs		28,599
Printing and postage		10,762
Insurance premiums		2,211
Miscellaneous		12,912
TOTAL EXPENSES		310,961
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(33,378)
Waiver of administrative personnel and services fee	(17,477)
Reimbursement of other operating expenses	(191,472)
TOTAL WAIVERS AND REIMBURSEMENT		(242,327)
Net expenses			68,634
Net investment income			26,012
Net realized gain on investments			46
Change in net assets resulting from operations			$26,058
  See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,012	$644,725
Net realized gain on investments	46	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,058	644,725
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(25,786)	(644,906)
Premier Shares	(0)[1]	(1)
Distributions from net realized gain on investments
Eagle Shares	(43)	—
Premier Shares	(0)[1]	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,829)	(644,907)
Share Transactions:
Proceeds from sale of shares	10,367,126	24,303,932
Net asset value of shares issued to shareholders in payment of distributions declared	25,189	567,457
Cost of shares redeemed	(12,973,418)	(40,439,614)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,581,103)	(15,568,225)
Change in net assets	(2,580,874)	(15,568,407)
Net Assets:
Beginning of period	35,007,390	50,575,797
End of period (including undistributed (distributions in excess of) net investment income of $166 and $(60), respectively)	$32,426,516	$35,007,390
1	Represents less than $1.
  See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

Effective July 28, 2008, the Fund began offering Premier Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
12

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Semi-Annual Shareholder Report
13

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	10,367,126	$10,367,126	24,303,935	$24,303,932
Shares issued to shareholders in payment of distributions declared	25,189	25,189	567,457	567,457
Shares redeemed	(12,973,418)	(12,973,418)	(40,439,614)	(40,439,614)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS[1]	(2,581,103)	$(2,581,103)	(15,568,222)	$(15,568,225)
1	There was no activity for Premier Shares during either period.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $33,378 of its fee and voluntarily reimbursed $191,472 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $17,477 of its fee. The net fee paid to FAS was 0.469% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,983 of Service Fees for the six months ended January 31, 2010. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $33,693 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Premier Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

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15

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

7. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

8. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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16

Evaluation and Approval of Advisory Contract - May 2009

Money Market Management (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

8080103 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginningof Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.029	0.035	0.030	0.018
Net realized gain (loss) on investments	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.029	0.035	0.030	0.018
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.029)	(0.035)	(0.030)	(0.018)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.029)	(0.035)	(0.030)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.16%	1.52%	2.92%	3.57%	3.01%	1.82%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.22%[5]	0.18%[5]	0.18%	0.18%	0.18%
Net investment income	0.30%[4]	1.41%	2.94%	3.48%	2.99%	1.85%
Expense waiver/reimbursement[6]	0.08%[4]	0.11%	0.12%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,722,642	$2,950,672	$3,192,965	$4,067,288	$3,490,983	$3,040,759
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginningof Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.013	0.026	0.033	0.027	0.016
Net realized gain (loss) on investments	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.013	0.026	0.033	0.027	0.016
Less Distributions:
Distributions from net investment income	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	1.27%	2.67%	3.31%	2.75%	1.57%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.47%[5]	0.43%[5]	0.43%	0.43%	0.43%
Net investment income	0.10%[4]	1.16%	2.57%	3.26%	2.72%	1.63%
Expense waiver/reimbursement[6]	0.11%[4]	0.11%	0.12%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,210,021	$1,342,615	$964,094	$856,704	$620,552	$641,950
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47% and 0.43% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.014	0.028	0.034	0.029	0.017
Net realized gain (loss) on investments	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.014	0.028	0.034	0.029	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.014)	(0.028)	(0.034)	(0.029)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.014)	(0.028)	(0.034)	(0.029)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	1.42%	2.82%	3.46%	2.90%	1.71%
Ratios to Average Net Assets:
Net expenses	0.32%[4]	0.32%[5]	0.28%[5]	0.28%	0.28%	0.28%
Net investment income	0.22%[4]	1.30%	2.78%	3.41%	2.83%	1.94%
Expense waiver/reimbursement[6]	0.08%[4]	0.11%	0.12%	0.12%	0.24%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,405,400	$1,537,150	$1,156,792	$1,012,433	$882,006	$1,061,717
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.32% and 0.28% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.60	$1.11
Institutional Service Shares	$1,000	$1,000.50	$2.17
Institutional Capital Shares	$1,000	$1,001.10	$1.61
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$1.12
Institutional Service Shares	$1,000	$1,023.04	$2.19
Institutional Capital Shares	$1,000	$1,023.59	$1.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.22%
Institutional Service Shares	0.43%
Institutional Capital Shares	0.32%
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.3%
Municipal Notes	14.5%
Commercial Paper	4.0%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.4%
8-30 Days	3.3%
31-90 Days	1.3%
91-180 Days	6.1%
181 Days or more	7.7%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.8%;1,2
	Alabama – 2.6%
$2,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	2,325,000
4,500,000	Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	4,500,000
7,840,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	7,840,000
4,180,000	Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	4,180,000
9,755,000	Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,755,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	10,000,000
50,000,000	Columbia, AL IDB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.330%, 2/1/2010	50,000,000
15,000,000	Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.320%, 2/3/2010	15,000,000
20,000,000	Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	20,000,000
2,220,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.350%, 2/3/2010	2,220,000
3,335,000	Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.100%, 2/4/2010	3,335,000
6,700,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.270%, 2/3/2010	6,700,000
2,485,000	Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 0.800%, 2/4/2010	2,485,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.400%, 2/4/2010	27,000,000
	TOTAL	165,340,000
	Alaska – 1.6%
7,500,000	Alaska International Airports System, (Series 2009A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.210%, 2/3/2010	7,500,000
10,000,000	Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.260%, 2/4/2010	10,000,000
42,650,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.220%, 2/4/2010	42,650,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
$44,020,000	Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.230%, 2/4/2010	44,020,000
	TOTAL	104,170,000
	Arizona – 0.3%
13,475,000	Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.250%, 2/1/2010	13,475,000
1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.290%, 2/4/2010	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/4/2010	4,000,000
	TOTAL	18,635,000
	Arkansas – 0.4%
5,630,000	Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	5,630,000
10,900,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	10,900,000
2,000,000	Sheridan, AR IDA, (Series A) Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	2,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/4/2010	7,100,000
	TOTAL	25,630,000
	California – 8.5%
3,200,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.150%, 2/4/2010	3,200,000
76,710,000	Bay Area Toll Authority, CA, (2008 Series D-1) Weekly VRDNs (BNP Paribas SA LIQ), 0.160%, 2/4/2010	76,710,000
8,270,000	California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.350%, 2/4/2010	8,270,000
14,700,000	California Infrastructure & Economic Development Bank, (Series 2009A) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/1/2010	14,700,000
620,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.310%, 2/3/2010	620,000
2,980,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	2,980,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	1,550,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.330%, 2/4/2010	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.380%, 2/4/2010	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	2,940,000
955,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	955,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.380%, 2/4/2010	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	2,000,000
2,330,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	2,330,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.290%, 2/3/2010	3,920,000
2,995,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.310%, 2/3/2010	2,995,000
11,000,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.250%, 2/3/2010	11,000,000
3,920,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.250%, 2/3/2010	3,920,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 2/4/2010	20,630,000
12,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-4) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.180%, 2/1/2010	12,000,000
9,200,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	9,200,000
3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 2/4/2010	3,750,000
42,400,000		California State, Economic Recovery Bonds (Series 2004C-5) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	42,400,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$22,875,000		California State, GO Tax Exempt Notes, 0.28% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	22,875,000
22,429,000		California State, GO Tax Exempt Notes, 0.30% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/17/2010	22,429,000
50,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/9/2010	50,000,000
13,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	13,000,000
4,775,000		California State, GO Tax Exempt Notes, 0.60% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/4/2010	4,775,000
2,020,000		California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.750%, 2/3/2010	2,020,000
10,410,000		California Statewide Communities Development Authority, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.300%, 2/4/2010	10,410,000
4,435,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.400%, 2/4/2010	4,435,000
9,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	9,230,000
8,000,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 2/3/2010	8,000,000
30,065,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	30,065,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$1,830,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.340%, 2/4/2010	1,830,000
6,500,000		Dublin, CA Unified School District, 2.50% TRANs, 10/6/2010	6,583,054
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.180%, 2/4/2010	36,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.190%, 2/4/2010	4,000,000
5,200,000		Los Angeles, CA, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.410%, 2/1/2010	5,200,000
4,100,000		Milpitas, CA Unified School District, 2.50% TRANs, 10/6/2010	4,152,388
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	10,000,000
8,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
		TOTAL	536,739,442
		Colorado – 1.9%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	1,020,000
1,990,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 2/3/2010	1,990,000
5,540,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	5,540,000
2,735,000		Colorado Educational & Cultural Facilities Authority, (Series A4) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	2,735,000
1,950,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	1,950,000
410,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	410,000
26,375,000		Colorado State, 2.00% TRANs, 6/25/2010	26,535,569
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,500,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.300%, 2/3/2010	15,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	28,500,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	28,500,000
7,310,000	[3,4]	Lower Colorado River Authority, TX, (Stage Trust 2009-32C) Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	7,310,000
		TOTAL	120,990,569
		Connecticut – 0.9%
4,600,000		Connecticut Development Authority, (Series 1999), 0.95% CP (New England Power Co.), Mandatory Tender 2/11/2010	4,600,000
2,100,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.160%, 2/3/2010	2,100,000
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,825,805
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,003,354
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,048,664
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,371,706
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,029,368
		TOTAL	55,978,897
		Delaware – 1.6%
5,000,000		Delaware Economic Development Authority IDRB, (Series 1997C) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	5,000,000
63,500,000		Delaware Economic Development Authority IDRB, (Series B) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	63,500,000
18,000,000		Delaware Economic Development Authority IDRB, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	18,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 2/4/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	5,000,000
		TOTAL	98,500,000
		District of Columbia – 0.4%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.250%, 2/4/2010	7,500,000
11,315,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	11,315,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	5,300,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.230%, 2/4/2010	3,795,000
		TOTAL	27,910,000
		Florida – 4.9%
28,750,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	28,750,000
5,895,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	5,895,000
7,190,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	7,190,000
3,000,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.810%, 2/4/2010	3,000,000
29,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.450%, 2/3/2010	29,500,000
17,030,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 2/1/2010	17,030,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	16,160,000
2,637,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.500%, 2/4/2010	2,637,000
3,500,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.250%, 2/3/2010	3,500,000
4,845,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/4/2010	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 2/4/2010	25,000,000
43,745,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.240%, 2/1/2010	43,745,000
77,745,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.230%, 2/4/2010	77,745,000
7,315,000		Palm Beach County, FL Airport System, (Series 2007) Weekly VRDNs (Galaxy Aviation)/(Citibank NA, New York LOC), 0.350%, 2/3/2010	7,315,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
$5,000,000	Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.240%, 2/1/2010	5,000,000
4,815,000	Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	4,815,000
15,000,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.260%, 2/1/2010	15,000,000
	TOTAL	307,927,000
	Georgia – 4.5%
30,115,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.240%, 2/1/2010	30,115,000
52,490,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.390%, 2/1/2010	52,490,000
10,850,000	Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.240%, 2/1/2010	10,850,000
230,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 2/4/2010	230,000
5,400,000	Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.490%, 2/4/2010	5,400,000
920,000	Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.100%, 2/4/2010	920,000
5,540,000	Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2010	5,540,000
9,300,000	Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,300,000
10,125,000	Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	10,125,000
13,680,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.780%, 2/4/2010	13,680,000
25,500,000	DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 2/4/2010	25,500,000
7,475,000	DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	7,475,000
11,000,000	DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.390%, 2/4/2010	11,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$780,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.450%, 2/3/2010	780,000
6,370,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	6,370,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	16,000,000
900,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	900,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/4/2010	2,600,000
14,345,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.560%, 2/4/2010	14,345,000
17,800,000		Heard County, GA Development Authority , (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.190%, 2/1/2010	17,800,000
4,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	4,000,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.240%, 2/4/2010	7,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.300%, 2/3/2010	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	19,000,000
		TOTAL	282,170,000
		Illinois – 1.8%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.480%, 2/4/2010	945,000
3,600,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.480%, 2/4/2010	3,600,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.300%, 2/4/2010	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.240%, 2/3/2010	3,000,000
980,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/3/2010	980,000
1,390,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/4/2010	1,390,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
$430,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	430,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.500%, 2/4/2010	3,695,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.260%, 2/4/2010	6,700,000
3,170,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 2/3/2010	3,170,000
1,100,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	1,100,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.500%, 2/4/2010	4,490,000
2,960,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.480%, 2/4/2010	2,960,000
4,540,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	4,540,000
2,640,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.960%, 2/3/2010	2,640,000
1,260,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	1,260,000
7,345,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.260%, 2/4/2010	7,345,000
1,040,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,040,000
7,500,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	7,500,000
5,500,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.420%, 2/4/2010	5,500,000
960,000	Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2010	960,000
8,500,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.350%, 2/3/2010	8,500,000
25,000,000	Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	25,000,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.350%, 2/3/2010	1,200,000
Semi-Annual Shareholder Report
16

Principal Amount		Value
$1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.240%, 2/4/2010	1,080,000
3,855,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	3,855,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	1,400,000
1,334,000	West Chicago, IL IDA, (Series 1997) Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	1,334,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/4/2010	500,000
	TOTAL	117,014,000
	Indiana – 2.6%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,699,660
550,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/4/2010	550,000
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.490%, 2/4/2010	4,100,000
660,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	660,000
900,000	Indiana Development Finance Authority, (Series 2001) Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	900,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.580%, 2/4/2010	2,600,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.420%, 2/4/2010	6,095,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	10,000,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2010	9,750,000
Semi-Annual Shareholder Report
17

Principal Amount		Value
$20,000,000	Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-7) Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.270%, 2/1/2010	20,000,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	5,000,000
1,100,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.450%, 2/3/2010	1,100,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	6,500,000
14,510,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	14,510,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.260%, 2/4/2010	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	10,000,000
1,600,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 2/4/2010	1,600,000
10,000,000	Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	10,000,000
11,700,000	Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	11,700,000
1,400,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	1,400,000
	TOTAL	167,584,660
	Iowa – 0.3%
5,000,000	Iowa Finance Authority — Health Facilities, (Series 2009C) Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/1/2010	5,000,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 2/4/2010	5,300,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
$6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 2/4/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	500,000
2,375,000		Scott County, IA IDA, (Series 2005A) Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,375,000
		TOTAL	19,175,000
		Kansas – 0.9%
6,282,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	6,282,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.240%, 2/4/2010	9,285,000
10,000,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	10,000,000
5,375,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.250%, 2/4/2010	5,375,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	19,300,000
		TOTAL	53,672,000
		Kentucky – 0.8%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	8,500,000
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.500%, 2/4/2010	5,500,000
200,000		Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2010	200,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	3,000,000
6,075,000		Kentucky EDFA, (Series 2003) Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	6,075,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.500%, 2/4/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.590%, 2/4/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 2/4/2010	10,000,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
$10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	10,000,000
		TOTAL	50,400,000
		Louisiana – 3.6%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.370%, 2/3/2010	15,000,000
18,800,000		Calcasieu Parish, LA, IDB, (Series 1994) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.180%, 2/1/2010	18,800,000
3,144,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	3,144,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.290%, 2/4/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.310%, 2/4/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	4,000,000
25,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	25,000,000
35,000,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.220%, 2/1/2010	35,000,000
4,300,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	4,300,000
12,400,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	12,400,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	40,000,000
29,000,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	29,000,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.240%, 2/1/2010	21,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	7,500,000
		TOTAL	224,774,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/3/2010	3,100,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 2/4/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.5%
2,270,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	2,270,000
1,000,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.320%, 2/4/2010	1,000,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	475,000
2,730,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2010	2,730,000
6,450,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2010	6,450,000
4,900,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.250%, 2/4/2010	4,900,000
6,700,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.250%, 2/4/2010	6,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.260%, 2/4/2010	33,000,000
2,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2010	2,250,000
5,000,000		Maryland State Economic Development Corp., (Series 2007) Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.210%, 2/4/2010	5,000,000
7,410,000	[3,4]	Maryland State Economic Development Corp., (SPEARs DB-635) Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.230%, 2/4/2010	7,410,000
13,185,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.800%, 2/4/2010	13,185,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.270%, 2/5/2010	3,500,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
$8,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C) Weekly VRDNs (FHLMC and FNMA LOCs), 0.240%, 2/3/2010	8,450,000
		TOTAL	97,320,000
		Massachusetts – 2.3%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,757,403
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,160,215
15,100,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	15,100,000
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,669,582
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 1.05% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/4/2010	10,000,000
1,965,000		Massachusetts Development Finance Agency, (Series 2004), 1.15% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/4/2010	1,965,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.200%, 2/4/2010	4,900,000
1,900,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.400%, 2/4/2010	1,900,000
7,500,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 3/10/2010	7,500,000
4,700,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,700,000
8,180,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.170%, 2/4/2010	8,180,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	3,000,000
8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,863,881
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,026,092
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,881,610
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,053,611
		TOTAL	148,657,394
		Michigan – 5.1%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 2/4/2010	5,500,000
Semi-Annual Shareholder Report
22

Principal Amount		Value
$16,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,138,258
7,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,062,751
43,100,000	Michigan State Housing Development Authority, (Series A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.250%, 2/4/2010	43,100,000
16,900,000	Michigan State Housing Development Authority, (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/4/2010	16,900,000
6,715,000	Michigan State Housing Development Authority: Multi-Family, (Series 2003A: Arbors at Georgetown Apartments) Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.300%, 2/4/2010	6,715,000
5,800,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.400%, 2/4/2010	5,800,000
7,800,000	Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	7,800,000
2,945,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,945,000
90,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	90,869,813
9,500,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/3/2010	9,500,000
12,000,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	12,000,000
6,105,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	6,105,000
5,110,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	5,110,000
46,775,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	46,775,000
19,600,000	Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 0.250%, 2/4/2010	19,600,000
9,850,000	Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2010	9,850,000
9,795,000	Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/3/2010	9,795,000
	TOTAL	323,065,822
	Minnesota – 2.0%
850,000	Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	850,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
$2,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	2,000,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.300%, 2/5/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	6,000,000
38,300,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.230%, 2/1/2010	38,300,000
10,540,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 2/4/2010	10,540,000
4,390,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	4,390,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	3,415,000
		TOTAL	126,160,000
		Mississippi – 1.1%
12,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	12,020,000
1,300,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	1,300,000
2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	2,090,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
$2,495,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	2,495,000
9,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Petal Gas Storage LLC)/(Deutsche Bank AG LOC), 0.160%, 2/3/2010	9,500,000
9,800,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.310%, 2/4/2010	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,670,000
6,105,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	6,105,000
		TOTAL	68,780,000
		Missouri – 0.3%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.230%, 2/4/2010	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/4/2010	2,000,000
890,000		Missouri State HEFA, (Series 1999A) Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	890,000
1,390,000		Missouri State HEFA, (Series 2003) Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	1,390,000
3,790,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.350%, 2/4/2010	3,790,000
510,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.560%, 2/4/2010	510,000
		TOTAL	18,580,000
		Montana – 0.6%
5,005,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	5,005,000
35,600,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.200%, 2/3/2010	35,600,000
		TOTAL	40,605,000
		Multi-State – 6.8%
25,613,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	25,613,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
$75,097,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	75,097,000
16,001,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	16,001,000
21,734,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	21,734,206
39,465,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	39,465,000
10,790,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	10,790,000
21,468,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 2/4/2010	21,468,000
9,347,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	9,347,000
27,432,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	27,432,000
24,220,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	24,220,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.24%, 2/4/2010	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.24%, 2/4/2010	85,300,000
		TOTAL	432,767,206
		Nebraska – 0.3%
2,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,150,000
300,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	300,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.310%, 2/4/2010	10,720,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.270%, 2/3/2010	5,700,000
		TOTAL	20,870,000
		Nevada – 2.6%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2) Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 2/3/2010	50,000,000
44,250,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008C-1) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 2/3/2010	44,250,000
21,590,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.210%, 2/1/2010	21,590,000
15,900,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.270%, 2/3/2010	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.400%, 2/4/2010	10,000,000
16,200,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.350%, 2/4/2010	16,200,000
8,710,243	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP) Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.230%, 2/4/2010	8,710,243
		TOTAL	166,650,243
		New Hampshire – 0.7%
11,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2010	11,260,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.95% CP (New England Power Co.), Mandatory Tender 2/11/2010	30,000,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.05% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,000,000
		TOTAL	45,260,000
		New Jersey – 2.6%
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,278,166
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,478,357
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,307,070
4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,610,526
9,450,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.160%, 2/3/2010	9,450,000
3,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 2/3/2010	3,500,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
$100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	100,769,204
8,396,000		Point Pleasant Beach, NJ, 1.50% BANs, 8/13/2010	8,422,456
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,529,047
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,377,165
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/22/2010	2,865,027
		TOTAL	165,587,018
		New Mexico – 0.6%
745,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	745,000
3,790,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	3,790,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	1,900,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	7,500,000
4,000,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	4,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.240%, 2/3/2010	10,000,000
1,820,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	1,820,000
		TOTAL	40,455,000
		New York – 5.4%
10,500,000		Akron, NY CSD, 2.50% BANs, 7/14/2010	10,534,560
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,773,541
13,100,000		Averill Park, NY CSD, 2.00% BANs, 6/25/2010	13,143,382
9,800,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	9,851,422
25,970,000		Greene, NY CSD, 2.00% BANs, 7/30/2010	26,039,029
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	8,993,820
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/4/2010	5,590,000
Semi-Annual Shareholder Report
28

Principal Amount			Value
$20,000,000		Indian River, NY CSD, 2.50% BANs, 6/25/2010	20,069,830
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	8,860,000
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.500%, 2/4/2010	4,735,000
20,000,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.200%, 2/4/2010	20,000,000
49,830,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 0.190%, 2/1/2010	49,830,000
3,600,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.200%, 2/1/2010	3,600,000
31,900,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.190%, 2/1/2010	31,900,000
1,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.210%, 2/1/2010	1,500,000
11,000,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.210%, 2/1/2010	11,000,000
29,000,000		New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.220%, 2/3/2010	29,000,000
5,400,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	5,400,000
16,900,000		New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.210%, 2/3/2010	16,900,000
20,900,000		New York State HFA, (Series 2008A: 505 West 37th Street) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	20,900,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.20%, 2/4/2010	19,500,000
2,500,000		Waverly, NY CSD, 2.00% BANs, 7/16/2010	2,504,441
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2010	4,255,000
		TOTAL	340,880,025
Semi-Annual Shareholder Report
29

Principal Amount		Value
	North Carolina – 0.7%
$7,200,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	7,200,000
9,000,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	9,000,000
7,200,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.450%, 2/3/2010	7,200,000
13,500,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.350%, 2/3/2010	13,500,000
3,975,000	North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,975,000
5,000,000	North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	5,000,000
	TOTAL	45,875,000
	North Dakota – 0.3%
515,000	Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 2/4/2010	515,000
9,895,000	North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/3/2010	9,895,000
10,920,000	Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	10,920,000
	TOTAL	21,330,000
	Ohio – 1.2%
100,000	Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	100,000
20,555,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.220%, 2/1/2010	20,555,000
20,105,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	20,105,000
19,825,000	Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.380%, 2/4/2010	19,825,000
4,300,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	4,300,000
12,000,000	Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	12,000,000
	TOTAL	76,885,000
	Oklahoma – 0.4%
5,200,000	Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.380%, 2/3/2010	5,200,000
Semi-Annual Shareholder Report
30

Principal Amount			Value
$6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	6,000,000
12,213,536	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	12,213,536
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.240%, 2/3/2010	2,500,000
1,725,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	1,725,000
		TOTAL	27,638,536
		Oregon – 1.5%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.500%, 2/4/2010	500,000
35,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.230%, 2/4/2010	35,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,304,778
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.210%, 2/4/2010	2,000,000
		TOTAL	94,804,778
		Pennsylvania – 2.8%
40,000,000	[3,4]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	40,000,000
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	1,080,000
8,200,000		Pennsylvania HFA, (Series 2004-84D) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	8,200,000
8,515,000		Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	8,515,000
11,700,000		Pennsylvania HFA, (Series 2005-91B) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	11,700,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,475,467
70,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	70,506,097
7,160,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.190%, 2/4/2010	7,160,000
Semi-Annual Shareholder Report
31

Principal Amount		Value
$1,335,000	Westmoreland County, PA IDA, (Series 2005A) Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	1,335,000
	TOTAL	179,971,564
	Rhode Island – 0.7%
3,040,000	Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.000%, 2/4/2010	3,040,000
12,780,000	Rhode Island State Health and Educational Building Corp., Catholic School Pool Program Issue (Series 2005A) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.220%, 2/1/2010	12,780,000
13,245,000	Rhode Island State Health and Educational Building Corp., Catholic School Pool Program Issue (Series 2006A) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.220%, 2/1/2010	13,245,000
7,000,000	Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.220%, 2/3/2010	7,000,000
7,960,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 2/1/2010	7,960,000
	TOTAL	44,025,000
	South Carolina – 1.7%
9,400,000	Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP Corporation North America, Inc.), 0.190%, 2/1/2010	9,400,000
24,000,000	Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.270%, 2/3/2010	24,000,000
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.260%, 2/3/2010	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.280%, 2/3/2010	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.260%, 2/3/2010	25,000,000
3,600,000	South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.300%, 2/3/2010	3,600,000
5,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/3/2010	5,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 2/4/2010	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 2/4/2010	6,225,000
12,520,000	South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	12,520,000
	TOTAL	104,345,000
Semi-Annual Shareholder Report
32

Principal Amount			Value
		South Dakota – 0.8%
$9,850,000		Marshall County, SD, (Series 2007) Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2010	9,850,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.400%, 2/4/2010	4,000,000
8,500,000		South Dakota Housing Development Authority, (Series 2006 C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	8,500,000
20,800,000		South Dakota Housing Development Authority, (Series 2007 I) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	20,800,000
4,500,000		South Dakota Housing Development Authority, (Series 2009C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.200%, 2/4/2010	4,500,000
		TOTAL	47,650,000
		Tennessee – 1.3%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.350%, 2/3/2010	5,000,000
800,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.000%, 2/4/2010	800,000
6,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	6,000,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	35,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.240%, 2/4/2010	10,000,000
790,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	790,000
4,535,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	4,535,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	11,100,000
6,925,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	6,925,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.600%, 2/3/2010	845,000
		TOTAL	80,995,000
		Texas – 10.8%
35,075,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 2/4/2010	35,075,000
Semi-Annual Shareholder Report
33

Principal Amount		Value
$9,950,000	Brazos Harbor, TX Industrial Development Corp., Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.350%, 2/3/2010	9,950,000
1,010,000	Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.270%, 2/1/2010	1,010,000
24,630,000	Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.270%, 2/1/2010	24,630,000
12,500,000	Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	12,500,000
8,200,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 2/4/2010	8,200,000
4,390,000	Colorado County, TX IDC, (Series 2000 ) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	4,390,000
4,000,000	Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/4/2010	4,000,000
2,100,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,100,000
2,950,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,950,000
23,900,000	Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.190%, 2/1/2010	23,900,000
22,500,000	Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.), 0.190%, 2/1/2010	22,500,000
22,700,000	Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	22,700,000
70,000	Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	70,000
8,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	8,000,000
12,500,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	12,500,000
3,625,000	Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.250%, 2/4/2010	3,625,000
10,250,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.180%, 2/1/2010	10,250,000
Semi-Annual Shareholder Report
34

Principal Amount			Value
$6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	6,900,000
80,400,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.250%, 2/3/2010	80,400,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1, (Stage Trust 2009-31-C) Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	4,200,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	15,000,000
6,000,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	6,000,000
56,200,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	56,200,000
8,890,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008B) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	8,890,000
10,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009B) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 2/1/2010	10,000,000
15,750,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 2/1/2010	15,750,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.260%, 2/4/2010	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	1,500,000
9,895,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	9,895,000
32,385,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.250%, 2/4/2010	32,385,000
650,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.280%, 2/3/2010	650,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	132,531,390
Semi-Annual Shareholder Report
35

Principal Amount			Value
$7,220,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	7,220,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.270%, 2/4/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/3/2010	10,000,000
		TOTAL	683,371,390
		Utah – 0.1%
1,455,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.330%, 2/4/2010	1,455,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.500%, 2/4/2010	4,000,000
300,000		West Valley City. UT, (Series 1987) Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.250%, 2/1/2010	300,000
		TOTAL	6,855,000
		Vermont – 1.8%
12,945,000		Vermont HFA, (Series 25A) Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.330%, 2/3/2010	12,945,000
100,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.240%, 2/4/2010	100,000,000
		TOTAL	112,945,000
		Virginia – 1.0%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.050%, 2/4/2010	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	34,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	5,000,000
5,185,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	5,185,000
5,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	5,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	3,000,000
Semi-Annual Shareholder Report
36

Principal Amount			Value
$5,885,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	5,885,000
		TOTAL	62,170,000
		Washington – 2.3%
2,500,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.700%, 2/4/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,175,000
535,000		Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.330%, 2/4/2010	535,000
15,000,000		Port of Bellingham, WA Industrial Development Corp., (Series 2007) Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.190%, 2/1/2010	15,000,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 2/4/2010	3,025,000
7,470,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/4/2010	7,470,000
35,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.220%, 2/1/2010	35,400,000
1,100,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.000%, 2/4/2010	1,100,000
685,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.490%, 2/4/2010	685,000
3,225,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.000%, 2/4/2010	3,225,000
10,850,000		Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/3/2010	10,850,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.450%, 2/4/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.450%, 2/4/2010	1,000,000
1,715,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.240%, 2/4/2010	1,715,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.270%, 2/3/2010	4,720,000
Semi-Annual Shareholder Report
37

Principal Amount		Value
$5,510,000	Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.280%, 2/3/2010	5,510,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.000%, 2/4/2010	10,000,000
4,500,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	4,500,000
3,080,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	3,080,000
4,800,000	Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	4,800,000
5,350,000	Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.340%, 2/4/2010	5,350,000
3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.350%, 2/4/2010	3,560,000
	TOTAL	142,575,000
	West Virginia – 0.2%
9,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2010	9,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.270%, 2/4/2010	3,760,000
	TOTAL	12,760,000
	Wisconsin – 1.6%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	9,500,000
4,000,000	Combined Locks, WI, Development Revenue Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	4,000,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.750%, 2/3/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.460%, 2/4/2010	1,325,000
5,270,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.420%, 2/4/2010	5,270,000
1,490,000	Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/4/2010	1,490,000
1,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.590%, 2/4/2010	1,000,000
1,700,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/4/2010	1,700,000
Semi-Annual Shareholder Report
38

Principal Amount		Value
$1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	1,700,000
26,935,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 2/3/2010	26,935,000
17,200,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 2/3/2010	17,200,000
17,115,000	Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/4/2010	17,115,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	16,000,000
	TOTAL	104,035,000
	Wyoming – 0.8%
19,200,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank plc LOC), 0.270%, 2/1/2010	19,200,000
30,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/4/2010	30,000,000
	TOTAL	49,200,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	6,327,779,544
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	10,282,813
	TOTAL NET ASSETS — 100%	$6,338,062,357
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report
39

At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.9%	4.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $747,164,985, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $747,164,985, which represented 11.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
40

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTERs	— Puttable Tax-Exempt Receipt(s)
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  41

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,327,779,544
Income receivable		9,291,389
Receivable for shares sold		9,407,255
TOTAL ASSETS		6,346,478,188
Liabilities:
Payable for shares redeemed	$7,158,409
Bank overdraft	730,874
Income distribution payable	171,376
Payable for shareholder services fee (Note 5)	283,019
Accrued expenses	72,153
TOTAL LIABILITIES		8,415,831
Net assets for 6,338,321,510 shares outstanding		$6,338,062,357
Net Assets Consist of:
Paid-in capital		$6,338,301,199
Distributions in excess of net realized gains		(210,935)
Distributions in excess of net investment income		(27,907)
TOTAL NET ASSETS		$6,338,062,357
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,722,641,546 ÷ 3,721,763,450 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,210,021,129 ÷ 1,210,577,044 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,405,399,682 ÷ 1,405,981,016 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  42

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$18,270,103
Expenses:
Investment adviser fee (Note 5)		$6,931,671
Administrative personnel and services fee (Note 5)		2,691,814
Custodian fees		110,479
Transfer and dividend disbursing agent fees and expenses		65,358
Directors'/Trustees' fees		15,646
Auditing fees		9,830
Legal fees		5,773
Portfolio accounting fees		93,810
Shareholder services fee — Institutional Service Shares (Note 5)		1,545,301
Shareholder services fee — Institutional Capital Shares (Note 5)		811,707
Account administration fee — Institutional Service Shares		165,483
Account administration fee — Institutional Capital Shares		2,580
Share registration costs		92,222
Printing and postage		22,267
Insurance premiums		7,945
Miscellaneous		245,232
TOTAL EXPENSES		12,817,118
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,710,099)
Waiver of administrative personnel and services fee	(54,313)
Waiver of shareholder services fee — Institutional Service Shares	(167,431)
Reimbursement of shareholder services fee — Institutional Service Shares	(57,692)
Reimbursement of shareholder services fee — Institutional Capital Shares	(6,944)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,996,479)
Net expenses			9,820,639
Net investment income			8,449,464
Net realized loss on investments			(16,433)
Change in net assets resulting from operations			$8,433,031
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  43

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,449,464	$62,963,616
Net realized loss on investments	(16,433)	(45,470)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,433,031	62,918,146
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,979,430)	(34,404,821)
Institutional Service Shares	(713,604)	(13,057,682)
Institutional Capital Shares	(1,784,840)	(15,505,843)
Distributions from net realized gain on investments
Institutional Shares	(86,584)	(220,358)
Institutional Service Shares	(25,755)	(126,731)
Institutional Capital Shares	(30,465)	(134,422)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,620,678)	(63,449,857)
Share Transactions:
Proceeds from sale of shares	11,455,356,164	17,661,169,505
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	562,995,263
Net asset value of shares issued to shareholders in payment of distributions declared	5,921,612	48,048,842
Cost of shares redeemed	(10,953,464,935)	(17,755,095,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,812,841	517,117,674
Change in net assets	507,625,194	516,585,963
Net Assets:
Beginning of period	5,830,437,163	5,313,851,200
End of period (including undistributed (distributions in excess of) net investment income of $(27,907) and $503, respectively)	$6,338,062,357	$5,830,437,163
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  44

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

  On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligation Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report
  45

  monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report
  46

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,807,652,950	$8,807,652,950	11,902,736,941	$11,902,740,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	360,018,125	360,018,125
Shares issued to shareholders in payment of distributions declared	3,618,554	3,618,554	24,092,325	24,092,325
Shares redeemed	(8,039,192,108)	(8,039,192,108)	(12,529,038,717)	(12,529,038,717)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	772,079,396	$772,079,396	(242,191,326)	$(242,187,479)
  Semi-Annual Shareholder Report
  47

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,427,302,395	$1,427,302,395	2,946,076,686	$2,946,064,202
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	165,544,173	165,544,173
Shares issued to shareholders in payment of distributions declared	622,173	622,173	10,775,825	10,775,825
Shares redeemed	(1,560,482,903)	(1,560,482,903)	(2,743,634,198)	(2,743,634,198)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(132,558,335)	$(132,558,335)	378,762,486	$378,750,002
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,220,400,819	$1,220,400,819	2,812,364,655	$2,812,364,515
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	37,432,965	37,432,965
Shares issued to shareholders in payment of distributions declared	1,680,885	1,680,885	13,180,692	13,180,692
Shares redeemed	(1,353,789,924)	$(1,353,789,924)	(2,482,423,021)	(2,482,423,021)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(131,708,220)	$(131,708,220)	380,555,291	$380,555,151
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	507,812,841	$507,812,841	517,126,451	$517,117,674

  4. federal tax information

  At July 31, 2009, the Fund had a capital loss carryforward of $51,698 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$6,228
2017	$45,470
  Semi-Annual Shareholder Report
  48

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $2,710,099 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $54,313 of its fee.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $64,636 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $167,431 of Services Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,333,580,000 and $3,603,155,000, respectively.

  Semi-Annual Shareholder Report
  49

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  8. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report
  50

  material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  9. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  51

  Evaluation and Approval of Advisory Contract - May 2009

  Municipal Obligations Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  52

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  53

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Semi-Annual Shareholder Report
  54

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Semi-Annual Shareholder Report
  55

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  56

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  57

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  58

  Municipal Obligations Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N633
  Cusip 60934N658
  Cusip 60934N641

  Q450197 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Municipal Obligations Fund

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginningof Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.029	0.035	0.030	0.018
Net realized gain (loss) on investments	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.029	0.035	0.030	0.018
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.029)	(0.035)	(0.030)	(0.018)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.029)	(0.035)	(0.030)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.16%	1.52%	2.92%	3.57%	3.01%	1.82%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.22%[5]	0.18%[5]	0.18%	0.18%	0.18%
Net investment income	0.30%[4]	1.41%	2.94%	3.48%	2.99%	1.85%
Expense waiver/reimbursement[6]	0.08%[4]	0.11%	0.12%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,722,642	$2,950,672	$3,192,965	$4,067,288	$3,490,983	$3,040,759
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.60	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

  Semi-Annual Shareholder Report

  3

  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.3%
Municipal Notes	14.5%
Commercial Paper	4.0%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.4%
8-30 Days	3.3%
31-90 Days	1.3%
91-180 Days	6.1%
181 Days or more	7.7%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.8%;1,2
	Alabama – 2.6%
$2,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	2,325,000
4,500,000	Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	4,500,000
7,840,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	7,840,000
4,180,000	Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	4,180,000
9,755,000	Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,755,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	10,000,000
50,000,000	Columbia, AL IDB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.330%, 2/1/2010	50,000,000
15,000,000	Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.320%, 2/3/2010	15,000,000
20,000,000	Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	20,000,000
2,220,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.350%, 2/3/2010	2,220,000
3,335,000	Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.100%, 2/4/2010	3,335,000
6,700,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.270%, 2/3/2010	6,700,000
2,485,000	Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 0.800%, 2/4/2010	2,485,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.400%, 2/4/2010	27,000,000
	TOTAL	165,340,000
	Alaska – 1.6%
7,500,000	Alaska International Airports System, (Series 2009A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.210%, 2/3/2010	7,500,000
10,000,000	Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.260%, 2/4/2010	10,000,000
42,650,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.220%, 2/4/2010	42,650,000
  Semi-Annual Shareholder Report
  5

Principal Amount		Value
$44,020,000	Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.230%, 2/4/2010	44,020,000
	TOTAL	104,170,000
	Arizona – 0.3%
13,475,000	Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.250%, 2/1/2010	13,475,000
1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.290%, 2/4/2010	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/4/2010	4,000,000
	TOTAL	18,635,000
	Arkansas – 0.4%
5,630,000	Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	5,630,000
10,900,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	10,900,000
2,000,000	Sheridan, AR IDA, (Series A) Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	2,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/4/2010	7,100,000
	TOTAL	25,630,000
	California – 8.5%
3,200,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.150%, 2/4/2010	3,200,000
76,710,000	Bay Area Toll Authority, CA, (2008 Series D-1) Weekly VRDNs (BNP Paribas SA LIQ), 0.160%, 2/4/2010	76,710,000
8,270,000	California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.350%, 2/4/2010	8,270,000
14,700,000	California Infrastructure & Economic Development Bank, (Series 2009A) Daily VRDNs (Pacific Gas & Electric Co.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/1/2010	14,700,000
620,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.310%, 2/3/2010	620,000
2,980,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	2,980,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	1,550,000
  Semi-Annual Shareholder Report
  6

Principal Amount			Value
$6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.330%, 2/4/2010	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.380%, 2/4/2010	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	2,940,000
955,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	955,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.380%, 2/4/2010	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	2,000,000
2,330,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.360%, 2/3/2010	2,330,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.290%, 2/3/2010	3,920,000
2,995,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.310%, 2/3/2010	2,995,000
11,000,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.250%, 2/3/2010	11,000,000
3,920,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.250%, 2/3/2010	3,920,000
20,630,000	[3,4]	California Pooled School Districts (DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 2/4/2010	20,630,000
12,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-4) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.180%, 2/1/2010	12,000,000
9,200,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	9,200,000
3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 2/4/2010	3,750,000
42,400,000		California State, Economic Recovery Bonds (Series 2004C-5) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	42,400,000
  Semi-Annual Shareholder Report
  7

Principal Amount			Value
$22,875,000		California State, GO Tax Exempt Notes, 0.28% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	22,875,000
22,429,000		California State, GO Tax Exempt Notes, 0.30% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/17/2010	22,429,000
50,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/9/2010	50,000,000
13,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	13,000,000
4,775,000		California State, GO Tax Exempt Notes, 0.60% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/4/2010	4,775,000
2,020,000		California Statewide Communities Development Authority, (Series 1996-H) Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 0.750%, 2/3/2010	2,020,000
10,410,000		California Statewide Communities Development Authority, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.300%, 2/4/2010	10,410,000
4,435,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.400%, 2/4/2010	4,435,000
9,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	9,230,000
8,000,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 2/3/2010	8,000,000
30,065,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	30,065,000
  Semi-Annual Shareholder Report
  8

Principal Amount			Value
$1,830,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.340%, 2/4/2010	1,830,000
6,500,000		Dublin, CA Unified School District, 2.50% TRANs, 10/6/2010	6,583,054
36,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.180%, 2/4/2010	36,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	30,000,000
4,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.190%, 2/4/2010	4,000,000
5,200,000		Los Angeles, CA, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.410%, 2/1/2010	5,200,000
4,100,000		Milpitas, CA Unified School District, 2.50% TRANs, 10/6/2010	4,152,388
10,000,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	10,000,000
8,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	8,000,000
		TOTAL	536,739,442
		Colorado – 1.9%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	1,020,000
1,990,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 2/3/2010	1,990,000
5,540,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	5,540,000
2,735,000		Colorado Educational & Cultural Facilities Authority, (Series A4) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	2,735,000
1,950,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	1,950,000
410,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	410,000
26,375,000		Colorado State, 2.00% TRANs, 6/25/2010	26,535,569
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,500,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.300%, 2/3/2010	15,000,000
  Semi-Annual Shareholder Report
  9

Principal Amount			Value
$28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	28,500,000
28,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	28,500,000
7,310,000	[3,4]	Lower Colorado River Authority, TX, (Stage Trust 2009-32C) Weekly VRDNs (LCRA Transmission Services Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	7,310,000
		TOTAL	120,990,569
		Connecticut – 0.9%
4,600,000		Connecticut Development Authority, (Series 1999), 0.95% CP (New England Power Co.), Mandatory Tender 2/11/2010	4,600,000
2,100,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.160%, 2/3/2010	2,100,000
16,765,000		Hamden, CT, 1.25% BANs, 8/25/2010	16,825,805
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,003,354
5,000,000		Plainville, CT, 2.00% BANs, 10/28/2010	5,048,664
6,350,000		Sherman, CT, 1.25% BANs, 8/26/2010	6,371,706
14,000,000		Stafford, CT, 1.50% BANs, 8/9/2010	14,029,368
		TOTAL	55,978,897
		Delaware – 1.6%
5,000,000		Delaware Economic Development Authority IDRB, (Series 1997C) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	5,000,000
63,500,000		Delaware Economic Development Authority IDRB, (Series B) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	63,500,000
18,000,000		Delaware Economic Development Authority IDRB, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	18,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 2/4/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	5,000,000
		TOTAL	98,500,000
		District of Columbia – 0.4%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.250%, 2/4/2010	7,500,000
11,315,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	11,315,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	5,300,000
  Semi-Annual Shareholder Report
  10

Principal Amount			Value
$3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.230%, 2/4/2010	3,795,000
		TOTAL	27,910,000
		Florida – 4.9%
28,750,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	28,750,000
5,895,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	5,895,000
7,190,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	7,190,000
3,000,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.810%, 2/4/2010	3,000,000
29,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.450%, 2/3/2010	29,500,000
17,030,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 2/1/2010	17,030,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	16,160,000
2,637,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.500%, 2/4/2010	2,637,000
3,500,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.250%, 2/3/2010	3,500,000
4,845,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	4,845,000
10,800,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/4/2010	10,800,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 2/4/2010	25,000,000
43,745,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.240%, 2/1/2010	43,745,000
77,745,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.230%, 2/4/2010	77,745,000
7,315,000		Palm Beach County, FL Airport System, (Series 2007) Weekly VRDNs (Galaxy Aviation)/(Citibank NA, New York LOC), 0.350%, 2/3/2010	7,315,000
  Semi-Annual Shareholder Report
  11

Principal Amount		Value
$5,000,000	Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.240%, 2/1/2010	5,000,000
4,815,000	Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	4,815,000
15,000,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.260%, 2/1/2010	15,000,000
	TOTAL	307,927,000
	Georgia – 4.5%
30,115,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.240%, 2/1/2010	30,115,000
52,490,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.390%, 2/1/2010	52,490,000
10,850,000	Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.240%, 2/1/2010	10,850,000
230,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 2/4/2010	230,000
5,400,000	Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.490%, 2/4/2010	5,400,000
920,000	Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.100%, 2/4/2010	920,000
5,540,000	Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2010	5,540,000
9,300,000	Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,300,000
10,125,000	Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	10,125,000
13,680,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.780%, 2/4/2010	13,680,000
25,500,000	DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 2/4/2010	25,500,000
7,475,000	DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	7,475,000
11,000,000	DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.390%, 2/4/2010	11,000,000
  Semi-Annual Shareholder Report
  12

Principal Amount			Value
$780,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.450%, 2/3/2010	780,000
6,370,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	6,370,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	16,000,000
900,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	900,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/4/2010	2,600,000
14,345,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.560%, 2/4/2010	14,345,000
17,800,000		Heard County, GA Development Authority , (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.190%, 2/1/2010	17,800,000
4,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	4,000,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.240%, 2/4/2010	7,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.300%, 2/3/2010	10,750,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	19,000,000
		TOTAL	282,170,000
		Illinois – 1.8%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 0.480%, 2/4/2010	945,000
3,600,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.480%, 2/4/2010	3,600,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.300%, 2/4/2010	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.240%, 2/3/2010	3,000,000
980,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/3/2010	980,000
1,390,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/4/2010	1,390,000
  Semi-Annual Shareholder Report
  13

Principal Amount		Value
$430,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	430,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.500%, 2/4/2010	3,695,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.260%, 2/4/2010	6,700,000
3,170,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 2/3/2010	3,170,000
1,100,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	1,100,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.500%, 2/4/2010	4,490,000
2,960,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.480%, 2/4/2010	2,960,000
4,540,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	4,540,000
2,640,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.960%, 2/3/2010	2,640,000
1,260,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent ContainerCompany, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	1,260,000
7,345,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.260%, 2/4/2010	7,345,000
1,040,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,040,000
7,500,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	7,500,000
5,500,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.420%, 2/4/2010	5,500,000
960,000	Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2010	960,000
8,500,000	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 0.350%, 2/3/2010	8,500,000
25,000,000	Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	25,000,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.350%, 2/3/2010	1,200,000
  Semi-Annual Shareholder Report
  14

Principal Amount		Value
$1,080,000	Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.240%, 2/4/2010	1,080,000
3,855,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	3,855,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	1,400,000
1,334,000	West Chicago, IL IDA, (Series 1997) Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	1,334,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/4/2010	500,000
	TOTAL	117,014,000
	Indiana – 2.6%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,699,660
550,000	Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/4/2010	550,000
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.490%, 2/4/2010	4,100,000
660,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	660,000
900,000	Indiana Development Finance Authority, (Series 2001) Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	900,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.580%, 2/4/2010	2,600,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.420%, 2/4/2010	6,095,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	10,000,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2010	9,750,000
  Semi-Annual Shareholder Report
  15

Principal Amount		Value
$20,000,000	Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-7) Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 0.270%, 2/1/2010	20,000,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	5,000,000
1,100,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.450%, 2/3/2010	1,100,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	6,500,000
14,510,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	14,510,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.260%, 2/4/2010	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	10,000,000
1,600,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 2/4/2010	1,600,000
10,000,000	Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	10,000,000
11,700,000	Whiting, IN Environmental Facilities Revenue, (Series 2003) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	11,700,000
1,400,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	1,400,000
	TOTAL	167,584,660
	Iowa – 0.3%
5,000,000	Iowa Finance Authority — Health Facilities, (Series 2009C) Daily VRDNs (Iowa Health System)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/1/2010	5,000,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 2/4/2010	5,300,000
  Semi-Annual Shareholder Report
  16

Principal Amount			Value
$6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 2/4/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	500,000
2,375,000		Scott County, IA IDA, (Series 2005A) Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,375,000
		TOTAL	19,175,000
		Kansas – 0.9%
6,282,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	6,282,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.240%, 2/4/2010	9,285,000
10,000,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	10,000,000
5,375,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.250%, 2/4/2010	5,375,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	19,300,000
		TOTAL	53,672,000
		Kentucky – 0.8%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	8,500,000
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.500%, 2/4/2010	5,500,000
200,000		Jefferson County, KY, (Series 1995) Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2010	200,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	3,000,000
6,075,000		Kentucky EDFA, (Series 2003) Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	6,075,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.500%, 2/4/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.590%, 2/4/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 2/4/2010	10,000,000
  Semi-Annual Shareholder Report
  17

Principal Amount			Value
$10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	10,000,000
		TOTAL	50,400,000
		Louisiana – 3.6%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.370%, 2/3/2010	15,000,000
18,800,000		Calcasieu Parish, LA, IDB, (Series 1994) Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.180%, 2/1/2010	18,800,000
3,144,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	3,144,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.290%, 2/4/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.310%, 2/4/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	4,000,000
25,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	25,000,000
35,000,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.220%, 2/1/2010	35,000,000
4,300,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	4,300,000
12,400,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	12,400,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	40,000,000
29,000,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.200%, 2/1/2010	29,000,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.240%, 2/1/2010	21,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	7,500,000
		TOTAL	224,774,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/3/2010	3,100,000
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  18

Principal Amount			Value
$15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 2/4/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.5%
2,270,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	2,270,000
1,000,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.320%, 2/4/2010	1,000,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	475,000
2,730,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2010	2,730,000
6,450,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2010	6,450,000
4,900,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.250%, 2/4/2010	4,900,000
6,700,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.250%, 2/4/2010	6,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.260%, 2/4/2010	33,000,000
2,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2010	2,250,000
5,000,000		Maryland State Economic Development Corp., (Series 2007) Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.210%, 2/4/2010	5,000,000
7,410,000	[3,4]	Maryland State Economic Development Corp., (SPEARs DB-635) Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Deutsche Bank AG LIQ), 0.230%, 2/4/2010	7,410,000
13,185,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.800%, 2/4/2010	13,185,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.270%, 2/5/2010	3,500,000
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  19

Principal Amount			Value
$8,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C) Weekly VRDNs (FHLMC and FNMA LOCs), 0.240%, 2/3/2010	8,450,000
		TOTAL	97,320,000
		Massachusetts – 2.3%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,757,403
30,000,000		Beverly, MA, 1.50% BANs, 10/21/2010	30,160,215
15,100,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	15,100,000
21,549,181		Gloucester, MA, 1.50% BANs, 9/17/2010	21,669,582
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 1.05% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/4/2010	10,000,000
1,965,000		Massachusetts Development Finance Agency, (Series 2004), 1.15% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/4/2010	1,965,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.200%, 2/4/2010	4,900,000
1,900,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.400%, 2/4/2010	1,900,000
7,500,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 3/10/2010	7,500,000
4,700,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,700,000
8,180,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.170%, 2/4/2010	8,180,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	3,000,000
8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,863,881
5,000,000		Pittsfield, MA, 1.50% BANs, 10/15/2010	5,026,092
8,845,000		Quincy, MA, 1.50% BANs, 7/30/2010	8,881,610
10,000,000		Salem, MA, 1.50% BANs, 10/22/2010	10,053,611
		TOTAL	148,657,394
		Michigan – 5.1%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,500,000
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 2/4/2010	5,500,000
  Semi-Annual Shareholder Report
  20

Principal Amount		Value
$16,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	16,138,258
7,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	7,062,751
43,100,000	Michigan State Housing Development Authority, (Series A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.250%, 2/4/2010	43,100,000
16,900,000	Michigan State Housing Development Authority, (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/4/2010	16,900,000
6,715,000	Michigan State Housing Development Authority: Multi-Family, (Series 2003A: Arbors at Georgetown Apartments) Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.300%, 2/4/2010	6,715,000
5,800,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.400%, 2/4/2010	5,800,000
7,800,000	Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Whitehall Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	7,800,000
2,945,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,945,000
90,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	90,869,813
9,500,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/3/2010	9,500,000
12,000,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	12,000,000
6,105,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	6,105,000
5,110,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	5,110,000
46,775,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	46,775,000
19,600,000	Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 0.250%, 2/4/2010	19,600,000
9,850,000	Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2010	9,850,000
9,795,000	Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/3/2010	9,795,000
	TOTAL	323,065,822
	Minnesota – 2.0%
850,000	Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	850,000
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  21

Principal Amount			Value
$2,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	2,000,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.300%, 2/5/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	6,000,000
38,300,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.230%, 2/1/2010	38,300,000
10,540,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 2/4/2010	10,540,000
4,390,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	4,390,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	3,415,000
		TOTAL	126,160,000
		Mississippi – 1.1%
12,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	12,020,000
1,300,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	1,300,000
2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	2,090,000
  Semi-Annual Shareholder Report
  22

Principal Amount			Value
$2,495,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.750%, 2/4/2010	2,495,000
9,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Petal Gas Storage LLC)/(Deutsche Bank AG LOC), 0.160%, 2/3/2010	9,500,000
9,800,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,800,000
7,200,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.310%, 2/4/2010	7,200,000
8,600,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	8,600,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	9,670,000
6,105,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	6,105,000
		TOTAL	68,780,000
		Missouri – 0.3%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.230%, 2/4/2010	10,000,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/4/2010	2,000,000
890,000		Missouri State HEFA, (Series 1999A) Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	890,000
1,390,000		Missouri State HEFA, (Series 2003) Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	1,390,000
3,790,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.350%, 2/4/2010	3,790,000
510,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.560%, 2/4/2010	510,000
		TOTAL	18,580,000
		Montana – 0.6%
5,005,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	5,005,000
35,600,000		Montana State Board Of Investments, (Series 1989) Weekly VRDNs (Colstrip Energy LP)/(Union Bank, N.A. LOC), 0.200%, 2/3/2010	35,600,000
		TOTAL	40,605,000
		Multi-State – 6.8%
25,613,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	25,613,000
  Semi-Annual Shareholder Report
  23

Principal Amount			Value
$75,097,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	75,097,000
16,001,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	16,001,000
21,734,206	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	21,734,206
39,465,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 2/4/2010	39,465,000
10,790,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	10,790,000
21,468,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.200%, 2/4/2010	21,468,000
9,347,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	9,347,000
27,432,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	27,432,000
24,220,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.240%, 2/4/2010	24,220,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.24%, 2/4/2010	76,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.24%, 2/4/2010	85,300,000
		TOTAL	432,767,206
		Nebraska – 0.3%
2,150,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,150,000
300,000		Douglas County, NE, (Series 2000) Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	300,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.310%, 2/4/2010	10,720,000
  Semi-Annual Shareholder Report
  24

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.270%, 2/3/2010	5,700,000
		TOTAL	20,870,000
		Nevada – 2.6%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2) Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.220%, 2/3/2010	50,000,000
44,250,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008C-1) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 2/3/2010	44,250,000
21,590,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.210%, 2/1/2010	21,590,000
15,900,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.270%, 2/3/2010	15,900,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.400%, 2/4/2010	10,000,000
16,200,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.350%, 2/4/2010	16,200,000
8,710,243	[3,4]	Nevada Housing Division, Stage Trust (Series 2007-116TP) Weekly VRDNs (Arby Road Apartments)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), 0.230%, 2/4/2010	8,710,243
		TOTAL	166,650,243
		New Hampshire – 0.7%
11,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2010	11,260,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.95% CP (New England Power Co.), Mandatory Tender 2/11/2010	30,000,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.05% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,000,000
		TOTAL	45,260,000
		New Jersey – 2.6%
7,227,000		East Brunswick Township, NJ, 1.75% BANs, 10/7/2010	7,278,166
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,478,357
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,307,070
4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,610,526
9,450,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.160%, 2/3/2010	9,450,000
3,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 2/3/2010	3,500,000
  Semi-Annual Shareholder Report
  25

Principal Amount			Value
$100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	100,769,204
8,396,000		Point Pleasant Beach, NJ, 1.50% BANs, 8/13/2010	8,422,456
5,515,000		Ridgewood, NJ, 1.25% BANs, 6/25/2010	5,529,047
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,377,165
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/22/2010	2,865,027
		TOTAL	165,587,018
		New Mexico – 0.6%
745,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	745,000
3,790,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	3,790,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	1,900,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	7,500,000
4,000,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/3/2010	4,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.240%, 2/3/2010	10,000,000
1,820,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	1,820,000
		TOTAL	40,455,000
		New York – 5.4%
10,500,000		Akron, NY CSD, 2.50% BANs, 7/14/2010	10,534,560
16,715,000		Amherst, NY CSD, 2.00% BANs, 8/5/2010	16,773,541
13,100,000		Averill Park, NY CSD, 2.00% BANs, 6/25/2010	13,143,382
9,800,000		Binghamton, NY City School District, 2.00% BANs, 9/17/2010	9,851,422
25,970,000		Greene, NY CSD, 2.00% BANs, 7/30/2010	26,039,029
8,970,000		Hamburg Town, NY, 1.50% BANs, 7/14/2010	8,993,820
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/4/2010	5,590,000
  Semi-Annual Shareholder Report
  26

Principal Amount			Value
$20,000,000		Indian River, NY CSD, 2.50% BANs, 6/25/2010	20,069,830
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	8,860,000
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.500%, 2/4/2010	4,735,000
20,000,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.200%, 2/4/2010	20,000,000
49,830,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 0.190%, 2/1/2010	49,830,000
3,600,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.200%, 2/1/2010	3,600,000
31,900,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.190%, 2/1/2010	31,900,000
1,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.210%, 2/1/2010	1,500,000
11,000,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.210%, 2/1/2010	11,000,000
29,000,000		New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.220%, 2/3/2010	29,000,000
5,400,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	5,400,000
16,900,000		New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringen LOC), 0.210%, 2/3/2010	16,900,000
20,900,000		New York State HFA, (Series 2008A: 505 West 37th Street) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	20,900,000
19,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.20%, 2/4/2010	19,500,000
2,500,000		Waverly, NY CSD, 2.00% BANs, 7/16/2010	2,504,441
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2010	4,255,000
		TOTAL	340,880,025
  Semi-Annual Shareholder Report
  27

Principal Amount		Value
	North Carolina – 0.7%
$7,200,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	7,200,000
9,000,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	9,000,000
7,200,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.450%, 2/3/2010	7,200,000
13,500,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.350%, 2/3/2010	13,500,000
3,975,000	North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,975,000
5,000,000	North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	5,000,000
	TOTAL	45,875,000
	North Dakota – 0.3%
515,000	Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 2/4/2010	515,000
9,895,000	North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/3/2010	9,895,000
10,920,000	Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	10,920,000
	TOTAL	21,330,000
	Ohio – 1.2%
100,000	Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	100,000
20,555,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.220%, 2/1/2010	20,555,000
20,105,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	20,105,000
19,825,000	Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.380%, 2/4/2010	19,825,000
4,300,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	4,300,000
12,000,000	Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	12,000,000
	TOTAL	76,885,000
	Oklahoma – 0.4%
5,200,000	Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.380%, 2/3/2010	5,200,000
  Semi-Annual Shareholder Report
  28

Principal Amount			Value
$6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	6,000,000
12,213,536	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	12,213,536
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.240%, 2/3/2010	2,500,000
1,725,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	1,725,000
		TOTAL	27,638,536
		Oregon – 1.5%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.500%, 2/4/2010	500,000
35,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.230%, 2/4/2010	35,000,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,304,778
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.210%, 2/4/2010	2,000,000
		TOTAL	94,804,778
		Pennsylvania – 2.8%
40,000,000	[3,4]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	40,000,000
1,080,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	1,080,000
8,200,000		Pennsylvania HFA, (Series 2004-84D) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	8,200,000
8,515,000		Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	8,515,000
11,700,000		Pennsylvania HFA, (Series 2005-91B) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	11,700,000
31,250,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,475,467
70,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	70,506,097
7,160,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.190%, 2/4/2010	7,160,000
  Semi-Annual Shareholder Report
  29

Principal Amount		Value
$1,335,000	Westmoreland County, PA IDA, (Series 2005A) Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	1,335,000
	TOTAL	179,971,564
	Rhode Island – 0.7%
3,040,000	Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.000%, 2/4/2010	3,040,000
12,780,000	Rhode Island State Health and Educational Building Corp., Catholic School Pool Program Issue (Series 2005A) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.220%, 2/1/2010	12,780,000
13,245,000	Rhode Island State Health and Educational Building Corp., Catholic School Pool Program Issue (Series 2006A) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.220%, 2/1/2010	13,245,000
7,000,000	Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.220%, 2/3/2010	7,000,000
7,960,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.250%, 2/1/2010	7,960,000
	TOTAL	44,025,000
	South Carolina – 1.7%
9,400,000	Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP Corporation North America, Inc.), 0.190%, 2/1/2010	9,400,000
24,000,000	Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.270%, 2/3/2010	24,000,000
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.260%, 2/3/2010	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.280%, 2/3/2010	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.260%, 2/3/2010	25,000,000
3,600,000	South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.300%, 2/3/2010	3,600,000
5,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/3/2010	5,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 2/4/2010	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 2/4/2010	6,225,000
12,520,000	South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	12,520,000
	TOTAL	104,345,000
  Semi-Annual Shareholder Report
  30

Principal Amount			Value
		South Dakota – 0.8%
$9,850,000		Marshall County, SD, (Series 2007) Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2010	9,850,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.400%, 2/4/2010	4,000,000
8,500,000		South Dakota Housing Development Authority, (Series 2006 C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	8,500,000
20,800,000		South Dakota Housing Development Authority, (Series 2007 I) Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	20,800,000
4,500,000		South Dakota Housing Development Authority, (Series 2009C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.200%, 2/4/2010	4,500,000
		TOTAL	47,650,000
		Tennessee – 1.3%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.350%, 2/3/2010	5,000,000
800,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.000%, 2/4/2010	800,000
6,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	6,000,000
35,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	35,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.240%, 2/4/2010	10,000,000
790,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	790,000
4,535,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	4,535,000
11,100,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	11,100,000
6,925,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.650%, 2/4/2010	6,925,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.600%, 2/3/2010	845,000
		TOTAL	80,995,000
		Texas – 10.8%
35,075,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 2/4/2010	35,075,000
  Semi-Annual Shareholder Report
  31

Principal Amount		Value
$9,950,000	Brazos Harbor, TX Industrial Development Corp., Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.350%, 2/3/2010	9,950,000
1,010,000	Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.270%, 2/1/2010	1,010,000
24,630,000	Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.270%, 2/1/2010	24,630,000
12,500,000	Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	12,500,000
8,200,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.280%, 2/4/2010	8,200,000
4,390,000	Colorado County, TX IDC, (Series 2000 ) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	4,390,000
4,000,000	Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/4/2010	4,000,000
2,100,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,100,000
2,950,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	2,950,000
23,900,000	Gulf Coast, TX IDA, (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.190%, 2/1/2010	23,900,000
22,500,000	Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Corporation North America, Inc.), 0.190%, 2/1/2010	22,500,000
22,700,000	Gulf Coast, TX Waste Disposal Authority, (Series 2001) Daily VRDNs (BP Corporation North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	22,700,000
70,000	Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	70,000
8,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	8,000,000
12,500,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	12,500,000
3,625,000	Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.250%, 2/4/2010	3,625,000
10,250,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.180%, 2/1/2010	10,250,000
  Semi-Annual Shareholder Report
  32

Principal Amount			Value
$6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	6,900,000
80,400,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.250%, 2/3/2010	80,400,000
7,500,000	[3,4]	Matagorda County, TX Navigation District No. 1, (Stage Trust 2009-31-C) Weekly VRDNs (AEP Texas Central Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	7,500,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	4,200,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 2/3/2010	15,000,000
6,000,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	6,000,000
56,200,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.240%, 2/1/2010	56,200,000
8,890,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008B) Daily VRDNs (Motiva Enterprises LLC), 0.220%, 2/1/2010	8,890,000
10,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009B) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 2/1/2010	10,000,000
15,750,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.190%, 2/1/2010	15,750,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.260%, 2/4/2010	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	1,500,000
9,895,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	9,895,000
32,385,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.250%, 2/4/2010	32,385,000
650,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.280%, 2/3/2010	650,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	132,531,390
  Semi-Annual Shareholder Report
  33

Principal Amount			Value
$7,220,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	7,220,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.270%, 2/4/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/3/2010	10,000,000
		TOTAL	683,371,390
		Utah – 0.1%
1,455,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.330%, 2/4/2010	1,455,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.350%, 2/4/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.500%, 2/4/2010	4,000,000
300,000		West Valley City. UT, (Series 1987) Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.250%, 2/1/2010	300,000
		TOTAL	6,855,000
		Vermont – 1.8%
12,945,000		Vermont HFA, (Series 25A) Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.330%, 2/3/2010	12,945,000
100,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.240%, 2/4/2010	100,000,000
		TOTAL	112,945,000
		Virginia – 1.0%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 2.050%, 2/4/2010	1,000,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	34,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	3,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	5,000,000
5,185,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	5,185,000
5,100,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	5,100,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	3,000,000
  Semi-Annual Shareholder Report
  34

Principal Amount			Value
$5,885,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	5,885,000
		TOTAL	62,170,000
		Washington – 2.3%
2,500,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.700%, 2/4/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,175,000
535,000		Port of Bellingham, WA Industrial Development Corp., (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.330%, 2/4/2010	535,000
15,000,000		Port of Bellingham, WA Industrial Development Corp., (Series 2007) Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 0.190%, 2/1/2010	15,000,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.360%, 2/4/2010	3,025,000
7,470,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/4/2010	7,470,000
35,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.220%, 2/1/2010	35,400,000
1,100,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.000%, 2/4/2010	1,100,000
685,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.490%, 2/4/2010	685,000
3,225,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.000%, 2/4/2010	3,225,000
10,850,000		Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/3/2010	10,850,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.450%, 2/4/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 0.450%, 2/4/2010	1,000,000
1,715,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.240%, 2/4/2010	1,715,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.270%, 2/3/2010	4,720,000
  Semi-Annual Shareholder Report
  35

Principal Amount		Value
$5,510,000	Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.280%, 2/3/2010	5,510,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.000%, 2/4/2010	10,000,000
4,500,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	4,500,000
3,080,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	3,080,000
4,800,000	Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	4,800,000
5,350,000	Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.340%, 2/4/2010	5,350,000
3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.350%, 2/4/2010	3,560,000
	TOTAL	142,575,000
	West Virginia – 0.2%
9,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2010	9,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.270%, 2/4/2010	3,760,000
	TOTAL	12,760,000
	Wisconsin – 1.6%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	9,500,000
4,000,000	Combined Locks, WI, Development Revenue Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	4,000,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.750%, 2/3/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.460%, 2/4/2010	1,325,000
5,270,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.420%, 2/4/2010	5,270,000
1,490,000	Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/4/2010	1,490,000
1,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.590%, 2/4/2010	1,000,000
1,700,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/4/2010	1,700,000
  Semi-Annual Shareholder Report
  36

Principal Amount		Value
$1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	1,700,000
26,935,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 2/3/2010	26,935,000
17,200,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 2/3/2010	17,200,000
17,115,000	Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/4/2010	17,115,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	16,000,000
	TOTAL	104,035,000
	Wyoming – 0.8%
19,200,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank plc LOC), 0.270%, 2/1/2010	19,200,000
30,000,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 2/4/2010	30,000,000
	TOTAL	49,200,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	6,327,779,544
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	10,282,813
	TOTAL NET ASSETS — 100%	$6,338,062,357
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
  Semi-Annual Shareholder Report
  37

At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.9%	4.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $747,164,985, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $747,164,985, which represented 11.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  Semi-Annual Shareholder Report
  38

      The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTERs	— Puttable Tax-Exempt Receipt(s)
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    39

    Statement of Assets and Liabilities

    January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,327,779,544
Income receivable		9,291,389
Receivable for shares sold		9,407,255
TOTAL ASSETS		6,346,478,188
Liabilities:
Payable for shares redeemed	$7,158,409
Bank overdraft	730,874
Income distribution payable	171,376
Payable for shareholder services fee (Note 5)	283,019
Accrued expenses	72,153
TOTAL LIABILITIES		8,415,831
Net assets for 6,338,321,510 shares outstanding		$6,338,062,357
Net Assets Consist of:
Paid-in capital		$6,338,301,199
Distributions in excess of net realized gains		(210,935)
Distributions in excess of net investment income		(27,907)
TOTAL NET ASSETS		$6,338,062,357
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,722,641,546 ÷ 3,721,763,450 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,210,021,129 ÷ 1,210,577,044 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,405,399,682 ÷ 1,405,981,016 shares outstanding, no par value, unlimited shares authorized		$1.00
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    40

    Statement of Operations

    Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$18,270,103
Expenses:
Investment adviser fee (Note 5)		$6,931,671
Administrative personnel and services fee (Note 5)		2,691,814
Custodian fees		110,479
Transfer and dividend disbursing agent fees and expenses		65,358
Directors'/Trustees' fees		15,646
Auditing fees		9,830
Legal fees		5,773
Portfolio accounting fees		93,810
Shareholder services fee — Institutional Service Shares (Note 5)		1,545,301
Shareholder services fee — Institutional Capital Shares (Note 5)		811,707
Account administration fee — Institutional Service Shares		165,483
Account administration fee — Institutional Capital Shares		2,580
Share registration costs		92,222
Printing and postage		22,267
Insurance premiums		7,945
Miscellaneous		245,232
TOTAL EXPENSES		12,817,118
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,710,099)
Waiver of administrative personnel and services fee	(54,313)
Waiver of shareholder services fee — Institutional Service Shares	(167,431)
Reimbursement of shareholder services fee — Institutional Service Shares	(57,692)
Reimbursement of shareholder services fee — Institutional Capital Shares	(6,944)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,996,479)
Net expenses			9,820,639
Net investment income			8,449,464
Net realized loss on investments			(16,433)
Change in net assets resulting from operations			$8,433,031
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
41

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,449,464	$62,963,616
Net realized loss on investments	(16,433)	(45,470)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,433,031	62,918,146
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,979,430)	(34,404,821)
Institutional Service Shares	(713,604)	(13,057,682)
Institutional Capital Shares	(1,784,840)	(15,505,843)
Distributions from net realized gain on investments
Institutional Shares	(86,584)	(220,358)
Institutional Service Shares	(25,755)	(126,731)
Institutional Capital Shares	(30,465)	(134,422)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,620,678)	(63,449,857)
Share Transactions:
Proceeds from sale of shares	11,455,356,164	17,661,169,505
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	562,995,263
Net asset value of shares issued to shareholders in payment of distributions declared	5,921,612	48,048,842
Cost of shares redeemed	(10,953,464,935)	(17,755,095,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,812,841	517,117,674
Change in net assets	507,625,194	516,585,963
Net Assets:
Beginning of period	5,830,437,163	5,313,851,200
End of period (including undistributed (distributions in excess of) net investment income of $(27,907) and $503, respectively)	$6,338,062,357	$5,830,437,163
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
42

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free reorganization, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligation Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report
43

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report
44

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,807,652,950	$8,807,652,950	11,902,736,941	$11,902,740,788
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	360,018,125	360,018,125
Shares issued to shareholders in payment of distributions declared	3,618,554	3,618,554	24,092,325	24,092,325
Shares redeemed	(8,039,192,108)	(8,039,192,108)	(12,529,038,717)	(12,529,038,717)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	772,079,396	$772,079,396	(242,191,326)	$(242,187,479)
Semi-Annual Shareholder Report
45

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,427,302,395	$1,427,302,395	2,946,076,686	$2,946,064,202
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	165,544,173	165,544,173
Shares issued to shareholders in payment of distributions declared	622,173	622,173	10,775,825	10,775,825
Shares redeemed	(1,560,482,903)	(1,560,482,903)	(2,743,634,198)	(2,743,634,198)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(132,558,335)	$(132,558,335)	378,762,486	$378,750,002
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,220,400,819	$1,220,400,819	2,812,364,655	$2,812,364,515
Shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	—	—	37,432,965	37,432,965
Shares issued to shareholders in payment of distributions declared	1,680,885	1,680,885	13,180,692	13,180,692
Shares redeemed	(1,353,789,924)	$(1,353,789,924)	(2,482,423,021)	(2,482,423,021)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(131,708,220)	$(131,708,220)	380,555,291	$380,555,151
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	507,812,841	$507,812,841	517,126,451	$517,117,674

4. federal tax information

At July 31, 2009, the Fund had a capital loss carryforward of $51,698 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$6,228
2017	$45,470
Semi-Annual Shareholder Report
46

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $2,710,099 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $54,313 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $64,636 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $167,431 of Services Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,333,580,000 and $3,603,155,000, respectively.

Semi-Annual Shareholder Report
47

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report
48

material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
49

Evaluation and Approval of Advisory Contract - May 2009

Municipal Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report
50

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
51

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report
52

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
53

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
54

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
55

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
56

Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.040	0.052	0.043	0.022
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.040	0.052	0.043	0.022
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.040)	(0.052)	(0.043)	(0.022)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.016)	(0.040)	(0.052)	(0.043)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	1.58%	4.09%	5.33%	4.36%	2.26%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.22%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.21%[4]	1.37%	3.85%	5.20%	4.21%	2.15%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.11%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,512,027	$14,086,196	$10,476,830	$5,428,996	$4,363,938	$5,674,270
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[2]	0.013	0.038	0.050	0.040	0.020
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.013	0.038	0.050	0.040	0.020
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)	(0.020)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.33%	3.83%	5.07%	4.10%	2.00%
Ratios to Average Net Assets:
Net expenses	0.41%[4]	0.47%	0.43%	0.43%	0.43%	0.43%
Net investment income	0.03%[4]	1.22%	3.70%	4.95%	3.98%	1.94%
Expense waiver/reimbursement[5]	0.13%[4]	0.10%	0.11%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,215,794	$2,172,963	$2,120,381	$1,913,630	$1,932,607	$1,780,479
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.039	0.051	0.042	0.021
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.039	0.051	0.042	0.021
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)	(0.021)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	1.48%	3.99%	5.23%	4.28%	2.16%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.32%	0.28%	0.28%	0.26%	0.28%
Net investment income	0.12%[4]	1.40%	3.83%	5.10%	4.21%	2.12%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.11%	0.11%	0.24%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,337,142	$1,523,322	$1,495,405	$982,594	$987,698	$709,195
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual:
Institutional Shares	$1,000	$1,001.10	$1.06
Institutional Service Shares	$1,000	$1,000.10	$2.07
Institutional Capital Shares	$1,000	$1,000.60	$1.56

Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.14	$2.09
Institutional Capital Shares	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.41%
Institutional Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $2.27 and $2.29, respectively.
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5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.9%
Bank Instruments	29.4%
Variable Rate Demand Instruments	16.9%
Repurchase Agreements	18.3%
Other Assets and Liabilities — Net[2]	(2.5)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.2%[4]
8-30 Days	20.5%
31-90 Days	30.3%
91-180 Days	4.6%
181 Days or more	2.9%
Other Assets and Liabilities — Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 17.8% of the Fund's portfolio.
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6

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.0%
		Finance@0018Automotive – 2.8%
$34,420,123	[1,2]	Ally Auto Receivables Trust 2009-B, Class A1, 0.305%, 11/15/2010	34,420,123
22,987,047		AmeriCredit Automobile Receivables Trust 2009-1, Class A1, 0.837%, 7/15/2010	22,987,047
3,154,744	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	3,154,744
17,513,065	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	17,513,065
28,522,578	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	28,522,578
68,013,063	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	68,013,063
4,820,684	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.326%, 10/15/2010	4,820,684
55,000,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	55,000,000
143,707	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	143,707
11,000,964	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	11,000,965
101,625,992	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	101,625,992
5,564,503	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	5,564,503
21,660,410		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	21,660,410
69,557,880		World Omni Automobile Lease Securitization Trust 2009-A, Class A1, 0.402%, 11/15/2010	69,558,517
		TOTAL	443,985,398
		Finance@0018Equipment – 0.2%
27,388,891		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	27,388,891
11,162,025		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	11,162,025
		TOTAL	38,550,916
		TOTAL ASSET-BACKED SECURITIES	482,536,314
		Certificates of Deposit – 29.4%
		Finance@0018Banking – 29.4%
425,000,000		BNP Paribas SA, 0.220% — 0.340%, 4/14/2010 — 5/5/2010	425,000,000
563,300,000		Banco Bilbao Vizcaya Argentaria SA, 0.235% — 0.275%, 3/2/2010 — 4/9/2010	563,304,273
200,000,000		Bank of Montreal, 0.230%, 2/4/2010	200,000,000
778,200,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.180% — 0.250%, 2/2/2010 — 3/2/2010	778,200,000
215,000,000		Barclays Bank PLC, 0.650% — 0.710%, 1/21/2011 — 1/26/2011	215,000,000
740,000,000		Calyon, Paris, 0.220% — 0.450%, 2/1/2010 — 4/26/2010	740,000,000
400,000,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 — 3/24/2010	400,000,000
200,000,000		Lloyds TSB Bank PLC, London, 0.170%, 2/25/2010	200,000,000
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7

Principal Amount			Value
$65,000,000		Mizuho Corporate Bank Ltd., 0.200%, 4/27/2010	65,000,000
620,000,000		Societe Generale, Paris, 0.240% — 0.500%, 2/1/2010 — 4/23/2010	620,000,000
385,250,000		State Street Bank and Trust Co., 0.340%, 4/6/2010 — 4/20/2010	385,250,000
129,000,000		Toronto Dominion Bank, 0.231%, 2/9/2010	129,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,720,754,273
		Collateralized Loan Agreements – 19.2%
		Finance@0018Banking – 19.2%
50,000,000		BNP Paribas Securities Corp., 0.436%, 2/1/2010	50,000,000
586,000,000		Banc of America Securities LLC, 0.410% — 0.630%, 2/1/2010 — 4/19/2010	586,000,000
380,000,000		Barclays Capital, Inc., 0.450% — 0.550%, 2/8/2010 — 4/26/2010	380,000,000
700,000,000		Citigroup Global Markets, Inc., 0.530% — 0.630%, 2/1/2010	700,000,000
800,000,000		Deutsche Bank Securities, Inc., 0.608% — 0.630%, 2/1/2010	800,000,000
64,000,000		RBC Capital Markets Corp., 0.330%, 2/1/2010	64,000,000
480,000,000		RBS Securities, Inc., 0.537% — 0.598%, 2/1/2010 — 2/8/2010	480,000,000
25,000,000		Wells Fargo Securities, LLC, 0.350%, 2/1/2010	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,085,000,000
		Commercial Paper – 11.5%;3
		Finance@0018Banking – 9.5%
195,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010 — 3/18/2010	194,936,079
200,000,000		Bank of America Corp., 0.200%, 4/28/2010	199,904,445
21,400,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	21,394,769
245,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% — 0.355%, 2/22/2010 — 5/10/2010	244,894,874
151,000,000	[1,2]	Grampian Funding LLC, 0.230% — 0.250%, 2/4/2010 — 2/12/2010	150,994,874
550,000,000		ING (U.S.) Funding LLC, 0.290% — 0.300%, 2/19/2010 — 3/10/2010	549,867,292
5,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 0.370%, 3/29/2010	4,997,122
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/1/2010 — 3/17/2010	149,962,944
		TOTAL	1,516,952,399
		Finance@0018Commercial – 2.0%
325,000,000		General Electric Capital Corp., 0.200% — 0.240%, 3/26/2010 — 5/4/2010	324,857,444
		TOTAL COMMERCIAL PAPER	1,841,809,843
		Corporate BondS – 1.0%
		Finance@0018Banking – 0.9%
150,000,000		JPMorgan Chase Bank, N.A., 0.231%, 2/22/2011	150,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Finance@0018Commercial – 0.1%
$18,600,000		General Electric Capital Corp., 0.299% — 5.000%, 12/1/2010 — 1/26/2011	18,880,342
		TOTAL CORPORATE BONDS	168,880,342
		Corporate NoteS – 1.2%
		Sovereign – 1.2%
200,000,000		International Bank for Reconstruction & Development (World Bank), 0.020%, 3/15/2010	199,995,333
		Government Agency – 2.0%
		Government Agency – 2.0%
316,000,000		Federal Home Loan Bank System, 0.400% — 0.800%, 2/1/2010 — 1/19/2011	315,994,161
		Notes@0018Variable – 16.9%;4
		Finance@0018Banking – 14.6%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2010	2,000,000
6,785,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.700%, 2/4/2010	6,785,000
489,000,000		Australia & New Zealand Banking Group, Melbourne, 0.251% — 0.281%, 2/23/2010 — 2/26/2010	489,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.261%, 2/25/2010	150,000,000
150,000,000		Barclays Bank PLC, 0.451%, 2/26/2010	150,000,000
450,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.230%, 2/4/2010	450,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	830,000
3,990,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.280%, 2/1/2010	3,990,000
34,508,000		Calyon, Paris, 0.287%, 2/22/2010	34,509,087
10,005,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	10,005,000
9,581,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.400% — 1.500%, 2/4/2010	9,581,000
7,060,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	7,060,000
1,189,000		Capital One Funding Corp., (Series 2002-A), (JPMorgan Chase Bank, N.A. LOC), 1.500%, 2/4/2010	1,189,000
916,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	916,000
1,257,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	1,257,000
1,120,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	1,120,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$7,800,000		Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	7,800,000
690,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.250%, 2/3/2010	690,000
8,930,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	8,930,000
5,030,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	5,030,000
9,165,000		Guiding Light Church, (Series 2005), (Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	9,165,000
22,195,000		Hamilton Station Park and Ride, (Series 2005), (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	22,195,000
19,000,000		Idaho Health Facilities Authority, (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.180%, 2/3/2010	19,000,000
4,230,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 0.700%, 2/4/2010	4,230,000
250,000,000		JPMorgan Chase Bank, N.A., 0.229%, 2/26/2010	250,000,000
610,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.260%, 2/4/2010	610,000
75,000,000		Lloyds TSB Bank PLC, London, 0.233%, 2/8/2010	75,000,000
1,515,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	1,515,000
36,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E), (Wachovia Bank N.A. LOC), 0.180%, 2/3/2010	36,000,000
9,410,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/4/2010	9,410,000
2,625,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 1.000%, 2/4/2010	2,625,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	2,565,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wachovia Bank N.A. LOC), 0.500%, 2/3/2010	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	200,000,000
3,020,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.700%, 2/4/2010	3,020,000
5,400,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.260%, 2/5/2010	5,400,000
625,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	625,000
1,920,000		Southeast Christian Church of Jefferson County, KY Inc., (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/4/2010	1,920,000
30,000,000		Tuscaloosa County, AL IDA, (Series 2009 A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	30,000,000
2,010,000		University Church of Christ, (Wachovia Bank N.A. LOC), 0.280%, 2/5/2010	2,010,000
530,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.350%, 2/4/2010	530,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$25,000,000		Wachovia Bank N.A., 0.322%, 2/25/2010	25,005,082
20,000,000		Wells Fargo & Co., 0.273%, 3/19/2010	20,001,825
707,300,000		Westpac Banking Corp. Ltd., Sydney, 0.281% — 0.283%, 2/4/2010 — 2/16/2010	707,300,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.700%, 2/4/2010	2,485,000
		TOTAL	2,342,973,994
		Finance@0018Commercial – 1.8%
1,400,000		Decoster, (Series 2003-A), (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	1,400,000
275,748,000		General Electric Capital Corp., 0.299% — 0.731%, 2/1/2010 — 4/26/2010	275,458,082
7,480,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.350%, 2/4/2010	7,480,000
		TOTAL	284,338,082
		Health Care – 0.5%
80,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	80,000,000
		TOTAL NOTES — VARIABLE	2,707,312,076
		Repurchase Agreements – 18.3%
750,000,000		Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and market value of those underlying securities was $4,904,283,310.	750,000,000
836,658,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2047 and market value of those underlying securities was $8,675,249,388.	836,658,000
600,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2044 and market value of those underlying securities was $2,047,634,950.	600,000,000
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11

Principal Amount		Value
$750,000,000	Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co. Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2049 and market value of those underlying securities was $2,754,029,835.	750,000,000
	TOTAL REPURCHASE AGREEMENTS	2,936,658,000
	TOTAL INVESTMENTS — 102.5% (AT AMORTIZED COST)[5]	16,458,940,342
	OTHER ASSETS AND LIABILITES - NET — (2.5)%[6]	(393,977,636)
	TOTAL NET ASSETS — 100%	$16,064,962,706
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,358,085,251, which represented 8.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,358,085,251, which represented 8.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
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12

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in securities	$13,522,282,342
Investments in repurchase agreements	2,936,658,000
Total investments in securities, at amortized cost and value		$16,458,940,342
Cash		137,940
Income receivable		5,823,564
Receivable for shares sold		111,308,176
TOTAL ASSETS		16,576,210,022
Liabilities:
Payable for investments purchased	$505,000,000
Payable for shares redeemed	5,268,267
Income distribution payable	514,324
Payable for shareholder services fee (Note 5)	274,371
Accrued expenses	190,354
TOTAL LIABILITIES		511,247,316
Net assets for 16,064,980,409 shares outstanding		$16,064,962,706
Net Assets Consist of:
Paid-in capital		$16,064,960,652
Accumulated net realized gain on investments		295
Undistributed net investment income		1,759
TOTAL NET ASSETS		$16,064,962,706
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$13,512,027,328 ÷ 13,511,726,167 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,215,793,561 ÷ 1,216,254,521 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,337,141,817 ÷ 1,336,999,721 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$36,809,857
Expenses:
Investment adviser fee (Note 5)		$17,246,844
Administrative personnel and services fee (Note 5)		6,697,279
Custodian fees		322,330
Transfer and dividend disbursing agent fees and expenses		93,325
Directors'/Trustees' fees		60,553
Auditing fees		9,830
Legal fees		3,890
Portfolio accounting fees		93,375
Shareholder services fee — Institutional Service Shares (Note 5)		1,523,263
Shareholder services fee — Institutional Capital Shares (Note 5)		664,543
Account administration fee — Institutional Service Shares		483,520
Account administration fee — Institutional Capital Shares		124,723
Share registration costs		57,650
Printing and postage		21,585
Insurance premiums		16,910
Miscellaneous		640,148
TOTAL EXPENSES		28,059,768

Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(6,853,168)
Waiver of administrative personnel and services fee	(134,855)
Waiver of shareholder services fee — Institutional Service Shares	(324,916)
Reimbursement of shareholder services fee — Institutional Service Shares	(123,242)
Reimbursement of shareholder services fee — Institutional Capital Shares	(27,975)
TOTAL WAIVERS AND REIMBURSEMENTS		$(7,464,156)
Net expenses			$20,595,612
Net investment income			16,214,245
Net realized gain on investments			4,842
Change in net assets resulting from operations			$16,219,087
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,214,245	$193,228,853
Net realized gain (loss) on investments	4,842	(974)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,219,087	193,227,879
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,095,403)	(148,529,244)
Institutional Service Shares	(225,556)	(25,761,742)
Institutional Capital Shares	(922,322)	(18,643,805)
Distributions from net realized gain on investments
Institutional Shares	(2,819)	—
Institutional Service Shares	(384)	—
Institutional Capital Shares	(370)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,246,854)	(192,934,791)
Share Transactions:
Proceeds from sale of shares	38,800,388,909	75,203,415,358
Net asset value of shares issued to shareholders in payment of distributions declared	9,218,801	106,264,551
Cost of shares redeemed	(40,527,097,397)	(71,620,109,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,717,489,687)	3,689,570,505
Change in net assets	(1,717,517,454)	3,689,863,593
Net Assets:
Beginning of period	17,782,480,160	14,092,616,567
End of period (including undistributed net investment income of $1,759 and $30,795, respectively)	$16,064,962,706	$17,782,480,160
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Semi-Annual Shareholder Report
18

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”) through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,730,958,732	$34,730,958,732	61,137,825,950	$61,137,825,950
Shares issued to shareholders in payment of distributions declared	8,458,957	8,458,957	78,866,646	78,866,646
Shares redeemed	(35,313,527,351)	(35,313,527,351)	(57,607,646,180)	(57,607,646,180)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(574,109,662)	$(574,109,662)	3,609,046,416	$3,609,046,416
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,283,292,846	$2,283,292,846	9,158,743,390	$9,158,743,390
Shares issued to shareholders in payment of distributions declared	130,000	130,000	15,705,456	15,705,456
Shares redeemed	(3,240,600,843)	(3,240,600,843)	(9,121,827,905)	(9,121,827,905)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(957,177,997)	$(957,177,997)	52,620,941	$52,620,941
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,786,137,331	$1,786,137,331	4,906,846,018	$4,906,846,018
Shares issued to shareholders in payment of distributions declared	629,844	629,844	11,692,449	11,692,449
Shares redeemed	(1,972,969,203)	(1,972,969,203)	(4,890,635,319)	(4,890,635,319)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(186,202,028)	$(186,202,028)	27,903,148	$27,903,148
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,717,489,687)	$(1,717,489,687)	3,689,570,505	$3,689,570,505

4. federal tax information

At July 31, 2009, the Fund had a capital loss carryforward of $974 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $6,853,168 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $134,855 of its fee.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Intuitional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $151,217 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended January 31, 2010, unaffiliated third-party financial intermediaries waived $324,916 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and
$150,975,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Prime Cash Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes

30

Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N591
Cusip 60934N625
Cusip 60934N617

Q450198 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[2]
		2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.017	0.040	0.052	0.043	0.024
Net realized gain on investments	0.000[3]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.017	0.040	0.052	0.043	0.024
Less Distributions:
Distributions from net investment income	(0.001)	(0.017)	(0.040)	(0.052)	(0.043)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.14%	1.74%	4.05%	5.36%	4.38%	2.39%
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.20%	0.17%	0.17%	0.16%	0.13%[5]
Net investment income	0.29%[5]	1.76%	4.08%	5.22%	4.26%	2.82%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.15%	0.15%	0.15%	0.34%	0.45%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,023,126	$1,117,636	$1,231,446	$1,681,581	$1,986,138	$2,638,079
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Reflects operations for period from August 11, 2004 (date of initial public investment) to July 31, 2005.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[2]
		2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.015	0.037	0.050	0.040	0.014
Net realized gain on investments	0.000[3]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.015	0.037	0.050	0.040	0.014
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.015)	(0.037)	(0.050)	(0.040)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.03%	1.49%	3.79%	5.09%	4.13%	1.40%
Ratios to Average Net Assets:
Net expenses	0.42%[5]	0.45%	0.42%	0.42%	0.41%	0.38%[5]
Net investment income	0.07%[5]	1.38%	3.70%	4.99%	4.07%	2.87%[5]
Expense waiver/reimbursement[6]	0.14%[5]	0.15%	0.15%	0.15%	0.16%	0.20%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$961,967	$1,350,587	$1,218,247	$1,571,872	$1,027,151	$812,886
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Reflects operations for period from January 18, 2005 (date of initial public investment) to July 31, 2005.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,				Period Ended 7/31/2005[2]
		2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.039	0.051	0.042	0.015
Net realized gain on investments	0.000[3]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.039	0.051	0.042	0.015
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.09%	1.64%	3.95%	5.25%	4.28%	1.47%
Ratios to Average Net Assets:
Net expenses	0.29%[5]	0.30%	0.27%	0.27%	0.26%	0.23%[5]
Net investment income	0.19%[5]	1.56%	3.97%	5.14%	4.18%	3.00%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.15%	0.15%	0.15%	0.27%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$837,012	$893,126	$832,279	$1,180,189	$734,060	$817,205
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Reflects operations for period from January 18, 2005 (date of initial public investment) to July 31, 2005.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.40	$1.01
Institutional Service Shares	$1,000	$1,000.30	$2.12
Institutional Capital Shares	$1,000	$1,000.90	$1.46
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,023.09	$2.14
Institutional Capital Shares	$1,000	$1,023.74	$1.48
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.42%
Institutional Capital Shares	0.29%
Semi-Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.2%
Bank Instruments	22.0%
Variable Rate Demand Instruments	14.0%
Repurchase Agreements	16.6%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.0%[4]
8-30 Days	21.8%
31-90 Days	23.1%
91-180 Days	3.1%
181 Days or more	2.8%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 35.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.2%
		Finance@0018Automotive – 1.7%
$13,560,706		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.673%, 10/20/2010	13,560,706
5,503,465	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	5,503,465
12,091,211	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	12,091,211
14,479,700		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	14,479,700
1,145,036	[1,2]	MMCA Auto Owner Trust 2009-A, Class A1, 1.688%, 6/4/2010	1,145,036
2,418,195		Nissan Auto Lease Trust 2009-A, Class A1, 1.043%, 6/15/2010	2,418,195
		TOTAL	49,198,313
		Finance@0018Equipment – 0.5%
3,423,611		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	3,423,611
9,913,323	[1,2]	Great America Leasing Receivables 2009-1, Class A1, 0.495%, 11/15/2010	9,913,323
		TOTAL	13,336,934
		TOTAL ASSET-BACKED SECURITIES	62,535,247
		Certificates of Deposit – 22.0%
		Finance@0018Banking – 22.0%
90,000,000		BNP Paribas SA, 0.220% — 0.340%, 4/14/2010 — 5/5/2010	90,000,000
55,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.275%, 3/2/2010	55,000,221
125,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.190% — 0.240%, 2/22/2010 — 3/2/2010	125,000,000
70,000,000		Barclays Bank PLC, 0.480% — 0.710%, 4/12/2010 — 1/21/2011	70,000,000
20,000,000		Bayerische Landesbank, 0.400%, 3/22/2010	20,000,272
100,000,000		Calyon, Paris, 0.280% — 0.450%, 2/1/2010 — 2/22/2010	100,000,000
5,000,000		Landesbank Baden-Wuerttemberg, 0.320%, 2/10/2010	5,000,000
50,000,000		Landesbank Hessen-Thueringen, 0.250%, 3/8/2010	50,000,000
75,000,000		Societe Generale, Paris, 0.480% — 0.500%, 2/1/2010 — 2/11/2010	75,000,000
30,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	620,000,493
		Collateralized Loan Agreements – 24.4%
		Finance@0018Banking – 24.4%
42,000,000		BNP Paribas Securities Corp., 0.580%, 2/1/2010	42,000,000
60,000,000		Banc of America Securities LLC, 0.410% — 0.630%, 2/1/2010 — 4/19/2010	60,000,000
65,000,000		Barclays Capital, Inc., 0.550%, 2/8/2010 — 3/10/2010	65,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$135,000,000		Citigroup Global Markets, Inc., 0.630%, 2/1/2010	135,000,000
130,000,000		Deutsche Bank Securities, Inc., 0.600% — 0.630%, 2/1/2010	130,000,000
48,000,000		Natixis Financial Products Inc., 0.400%, 2/4/2010 — 2/8/2010	48,000,000
50,000,000		RBC Capital Markets Corp., 0.330%, 2/1/2010	50,000,000
83,000,000		RBS Securities, Inc., 0.530% — 0.580%, 2/1/2010 — 2/3/2010	83,000,000
75,000,000		Wells Fargo Securities, LLC, 0.350%, 2/1/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	688,000,000
		Commercial Paper – 18.9%;3
		Finance@0018Banking – 16.8%
50,000,000		Bank of America Corp., 0.200%, 4/28/2010	49,976,111
36,000,000		Bayerische Landesbank, 0.380%, 4/2/2010	35,977,200
65,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% — 0.355%, 2/23/2010 — 5/10/2010	64,969,407
137,500,000	[1,2]	Grampian Funding LLC, 0.230% — 0.250%, 2/3/2010 — 2/12/2010	137,494,050
85,000,000		ING (U.S.) Funding LLC, 0.300%, 2/12/2010 — 2/19/2010	84,989,291
49,300,000		Landesbank Baden-Wuerttemberg, 0.340%, 2/3/2010	49,299,069
50,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.200%, 3/12/2010	49,989,167
		TOTAL	472,694,295
		Finance@0018Commercial – 2.1%
60,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 2/11/2010 — 2/12/2010	59,996,039
		TOTAL COMMERCIAL PAPER	532,690,334
		Corporate Bond – 1.8%
		Finance@0018Banking – 1.8%
50,000,000		JPMorgan Chase Bank, N.A., 0.230%, 2/28/2011	50,000,000
		Government Agency – 1.9%
		Government Agency – 1.9%
55,000,000		Federal Home Loan Bank System, 0.400% — 0.500%, 12/27/2010 — 1/19/2011	54,998,554
		Notes@0018Variable – 14.0%;4
		Finance@0018Banking – 13.3%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.261%, 2/25/2010	25,000,000
35,000,000		Australia & New Zealand Banking Group, Melbourne, 0.281%, 2/23/2010	35,000,000
11,260,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 0.380%, 2/4/2010	11,260,000
1,580,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 1.850%, 2/4/2010	1,580,000
30,000,000		Bank of Montreal, 0.231%, 2/4/2010	30,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$3,095,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.230%, 2/4/2010	3,095,000
830,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	830,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/4/2010	10,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 0.480%, 2/4/2010	4,350,000
2,075,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.750%, 2/4/2010	2,075,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T Highlands), (Wachovia Bank N.A. LOC), 1.000%, 2/4/2010	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.280%, 2/4/2010	21,155,000
180,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/5/2010	180,000
1,425,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 1.500%, 2/4/2010	1,425,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	20,000,000
8,990,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	8,990,000
4,850,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.600%, 2/4/2010	4,850,000
3,615,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	3,615,000
3,635,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.360%, 2/4/2010	3,635,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	50,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.230%, 2/4/2010	10,000,000
1,805,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	1,805,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.750%, 2/4/2010	340,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% — 0.283%, 2/4/2010 — 2/16/2010	125,000,000
		TOTAL	375,685,000
		Health Care – 0.7%
20,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	20,000,000
		TOTAL NOTES — VARIABLE	395,685,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	Repurchase Agreements – 16.6%
$117,657,000	Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	117,657,000
50,000,000	Interest in $600,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,005,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $612,005,628.	50,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,010,833 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,011,131.	300,000,000
	TOTAL REPURCHASE AGREEMENTS	467,657,000
	TOTAL INVESTMENTS — 101.8% (AT AMORTIZED COST)[5]	2,871,566,628
	OTHER ASSETS AND LIABILITIES - NET — (1.8)%[6]	(49,462,338)
	TOTAL NET ASSETS — 100%	$2,822,104,290
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $436,101,698, which represented 15.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $436,101,698, which represented 15.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Semi-Annual Shareholder Report
10

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
IDA	— Industrial Development Authority
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$467,657,000
Investments in securities	2,403,909,628
Total investments in securities, at amortized cost and value		$2,871,566,628
Income receivable		1,002,166
Receivable for shares sold		49,577
TOTAL ASSETS		2,872,618,371
Liabilities:
Payable for investments purchased	50,000,000
Payable for shares redeemed	130,331
Bank overdraft	4,869
Income distribution payable	54,927
Payable for Directors'/Trustees' fees	1,762
Payable for shareholder services fee (Note 4)	183,326
Accrued expenses	138,866
TOTAL LIABILITIES		50,514,081
Net assets for 2,822,105,315 shares outstanding		$2,822,104,290
Net Assets Consist of:
Paid-in capital		$2,822,105,315
Accumulated net realized gain on investments		127
Distributions in excess of net investment income		(1,152)
TOTAL NET ASSETS		$2,822,104,290
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,023,125,673 ÷ 1,022,903,368 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$961,967,009 ÷ 962,067,148 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$837,011,608 ÷ 837,134,799 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$7,500,126
Expenses:
Investment adviser fee (Note 4)		$3,080,803
Administrative personnel and services fee (Note 4)		1,196,300
Custodian fees		57,779
Transfer and dividend disbursing agent fees and expenses		67,722
Directors'/Trustees' fees		2,050
Auditing fees		9,829
Legal fees		3,304
Portfolio accounting fees		91,650
Shareholder services fee — Institutional Service Shares (Note 4)		1,248,139
Shareholder services fee — Institutional Capital Shares (Note 4)		440,349
Account administration fee — Institutional Service Shares		177,421
Account administration fee — Institutional Capital Shares		2,634
Share registration costs		76,804
Printing and postage		6,999
Insurance premiums		5,750
Miscellaneous		141,267
TOTAL EXPENSES		6,608,800
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(1,586,853)
Waiver of administrative personnel and services fee	(24,055)
Waiver of shareholder services fee — Institutional Service Shares	(172,051)
Reimbursement of shareholder services fee — Institutional Service Shares	(11,479)
Reimbursement of shareholder services fee — Institutional Capital Shares	(44,895)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,839,333)
Net expenses			4,769,467
Net investment income			2,730,659
Net realized gain on investments			127
Change in net assets resulting from operations			$2,730,786
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,730,659	$43,005,645
Net realized gain on investments	127	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,730,786	43,005,645
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,497,560)	(18,122,558)
Institutional Service Shares	(376,661)	(14,717,456)
Institutional Capital Shares	(846,493)	(10,160,310)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,720,714)	(43,000,324)
Share Transactions:
Proceeds from sale of shares	4,363,812,675	9,065,707,756
Net asset value of shares issued to shareholders in payment of distributions declared	2,110,701	37,707,358
Cost of shares redeemed	(4,905,178,023)	(9,024,044,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(539,254,647)	79,370,436
Change in net assets	(539,244,575)	79,375,757
Net Assets:
Beginning of period	3,361,348,865	3,281,973,108
End of period (including distributions in excess of net investment income of $(1,152) and $(11,097), respectively)	$2,822,104,290	$3,361,348,865
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
15

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Semi-Annual Shareholder Report
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,177,175,463	$3,177,175,463	5,992,775,663	$5,992,775,663
Shares issued to shareholders in payment of distributions declared	988,378	988,378	15,814,569	15,814,569
Shares redeemed	(3,272,682,112)	(3,272,682,112)	(6,122,405,576)	(6,122,405,576)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(94,518,271)	$(94,518,271)	(113,815,344)	$(113,815,344)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	633,848,677	$633,848,677	1,846,522,183	$1,846,522,183
Shares issued to shareholders in payment of distributions declared	312,012	312,012	12,777,876	12,777,876
Shares redeemed	(1,022,778,133)	(1,022,778,133)	(1,726,957,667)	(1,726,957,667)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(388,617,444)	$(388,617,444)	132,342,392	$132,342,392
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	552,788,535	$552,788,535	1,226,409,910	$1,226,409,910
Shares issued to shareholders in payment of distributions declared	810,311	810,311	9,114,913	9,114,913
Shares redeemed	(609,717,778)	(609,717,778)	(1,174,681,435)	(1,174,681,435)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(56,118,932)	$(56,118,932)	60,843,388	$60,843,388
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(539,254,647)	$(539,254,647)	79,370,436	$79,370,436

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $1,586,853 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $24,055 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at Semi-Annual Shareholder Report
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any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $56,374 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $172,051 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sales transactions complied with Rule 17a-7 under the Act and amounted to $7,973,000.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract  -  May 2009

Prime Management Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes

28

Notes
29

Notes
30

Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919841
Cusip 60934N112
Cusip 608919833

Q450199 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.040	0.052	0.042	0.022
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.040	0.052	0.042	0.022
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.040)	(0.052)	(0.042)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.10%	1.54%	4.03%	5.30%	4.33%	2.24%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.23%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.19%[4]	1.28%	3.90%	5.18%	4.24%	2.19%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.09%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,304,193	$39,580,019	$18,430,487	$16,469,931	$15,151,070	$15,600,659
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.013	0.037	0.049	0.040	0.020
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.013	0.037	0.049	0.040	0.020
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.013)	(0.037)	(0.049)	(0.040)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.29%	3.77%	5.04%	4.07%	1.99%
Ratios to Average Net Assets:
Net expenses	0.39%[4]	0.48%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	1.22%	3.72%	4.94%	4.02%	1.96%
Expense waiver/reimbursement[5]	0.15%[4]	0.08%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,865,813	$7,734,783	$6,625,756	$6,207,517	$5,827,992	$5,727,774
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.010	0.035	0.047	0.038	0.017
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.010	0.035	0.047	0.038	0.017
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.035)	(0.047)	(0.038)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	1.04%	3.51%	4.78%	3.82%	1.73%
Ratios to Average Net Assets:
Net expenses	0.39%[5]	0.72%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.01%[5]	0.93%	3.35%	4.69%	3.94%	1.67%
Expense waiver/reimbursement[6]	0.40%[5]	0.09%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$739,780	$801,290	$492,957	$306,383	$91,389	$26,434
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual:
Institutional Shares	$1,000	$1,001.00	$1.06
Institutional Service Shares	$1,000	$1,000.10	$1.97
Trust Shares	$1,000	$1,000.00	$1.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.24	$1.99
Trust Shares	$1,000	$1,023.24	$1.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.39%
Trust Shares	0.39%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares and Trust Shares current annualized net expense ratios of 0.45% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, and $3.53 and $3.57, respectively.

Semi-Annual Shareholder Report

5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	39.9%
Bank Instruments	26.9%
Repurchase Agreements	22.3%
Variable Rate Demand Instruments	12.5%
Other Assets and Liabilities — Net[2]	(1.6)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.7%[4]
8-30 Days	15.1%
31-90 Days	25.1%
91-180 Days	4.8%
181 Days or more	2.9%
Other Assets and Liabilities — Net[2]	(1.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 39.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance@0018Automotive – 2.4%
$63,740,969	[1,2]	Ally Auto Receivables Trust 2009-B, Class A1, 0.305%, 11/15/2010	63,740,969
15,784,491		AmeriCredit Prime Automobile Receivables Trust 2009-1, Class A1, 0.330%, 11/15/2010	15,784,491
52,684,215	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	52,684,215
65,491,566	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	65,491,773
142,612,888	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	142,612,888
176,833,964	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	176,833,964
74,720,607	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.326%, 10/15/2010	74,720,607
10,422,332	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	10,422,332
277,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	277,500,000
5,179	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	5,179
64,434,220	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	64,434,220
24,880,846	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	24,880,846
49,206,512		Harley-Davidson Motorcycle Trust 2009-4, Class A1, 0.286%, 12/15/2010	49,206,512
9,845,641		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	9,845,641
		TOTAL	1,028,163,637
		Finance@0018Equipment – 0.1%
5,674,063	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.219%, 6/15/2010	5,674,063
6,710,278		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	6,710,278
29,579,368		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	29,579,368
		TOTAL	41,963,709
		TOTAL ASSET-BACKED SECURITIES	1,070,127,346
		Certificates of Deposit – 23.4%
		Finance@0018Banking – 23.4%
981,000,000		BNP Paribas SA, 0.220% - 0.340%, 3/3/2010 - 5/5/2010	981,000,000
1,235,800,000		Banco Bilbao Vizcaya Argentaria SA, 0.235% - 0.275%, 3/2/2010 - 4/12/2010	1,235,810,431
200,000,000		Bank of Montreal, 0.170%, 2/8/2010	200,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.310%, 3/29/2010	200,003,102
2,081,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.180% - 0.250%, 2/2/2010 - 3/4/2010	2,081,300,000
605,500,000		Barclays Bank PLC, 0.520% - 0.710%, 4/12/2010 - 1/26/2011	605,500,000
48,150,000		Branch Banking & Trust Co., 0.750%, 2/1/2010	48,150,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$1,863,700,000		Calyon, Paris, 0.220% - 0.450%, 2/1/2010 - 4/26/2010	1,863,700,000
528,500,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 - 3/24/2010	528,500,000
192,000,000		Lloyds TSB Bank PLC, London, 0.170%, 2/25/2010	192,000,000
484,400,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	484,400,000
1,361,500,000		Societe Generale, Paris, 0.340% - 0.500%, 2/1/2010 - 4/23/2010	1,361,500,000
267,000,000		State Street Bank and Trust Co., 0.340%, 4/6/2010 - 4/20/2010	267,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,048,863,533
		Collateralized Loan Agreements – 17.7%
		Finance@0018Banking – 17.7%
50,000,000		BNP Paribas Securities Corp., 0.430%, 2/1/2010	50,000,000
1,166,400,000		Banc of America Securities LLC, 0.410% - 0.630%, 2/1/2010 - 4/19/2010	1,166,400,000
1,323,000,000		Barclays Capital, Inc., 0.380% - 0.550%, 2/1/2010 - 4/26/2010	1,323,000,000
2,010,000,000		Citigroup Global Markets, Inc., 0.530% - 0.630%, 2/1/2010	2,010,000,000
1,295,425,000		Deutsche Bank Securities, Inc., 0.580% - 0.630%, 2/1/2010	1,295,425,000
25,000,000		ING Financial Markets LLC, 0.400%, 2/22/2010	25,000,000
200,000,000		J.P. Morgan Securities, Inc., 0.480%, 2/5/2010	200,000,000
50,000,000		RBC Capital Markets Corp., 0.330%, 2/1/2010	50,000,000
1,288,200,000		RBS Securities, Inc., 0.530% - 0.580%, 2/1/2010 - 2/8/2010	1,288,200,000
200,000,000		Wells Fargo Securities, LLC, 0.350%, 2/1/2010	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,608,025,000
		Commercial Paper – 15.7%;3
		Diversified – 0.7%
294,710,000		General Electric Co., 0.110%, 2/1/2010	294,710,000
		Finance@0018Automotive – 0.7%
286,400,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.550% - 0.600%, 6/25/2010 - 7/16/2010	285,669,768
		Finance@0018Banking – 10.2%
375,000,000		Bank of America Corp., 0.200%, 4/28/2010	374,820,833
50,000,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	49,987,778
763,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% - 0.370%, 2/23/2010 - 5/10/2010	762,645,937
1,698,050,000	[1,2]	Grampian Funding LLC, 0.230% - 0.250%, 2/1/2010 - 2/12/2010	1,697,991,698
903,400,000		ING (U.S.) Funding LLC, 0.290% - 0.380%, 2/1/2010 - 3/15/2010	903,253,103
95,000,000	[1,2]	Kitty Hawk Funding Corp., 0.240%, 2/5/2010	94,997,467
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.270%, 2/24/2010	15,170,000
350,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/17/2010	349,901,611
Semi-Annual Shareholder Report
8

Principal Amount			Value
$3,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 4/5/2010	2,998,950
147,054,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.160%, 2/11/2010	147,047,464
		TOTAL	4,398,814,841
		Finance@0018Commercial – 3.9%
308,644,000	[1,2]	Edison Asset Securitization LLC, 0.330%, 5/3/2010	308,386,539
113,817,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 3/1/2010	113,796,639
785,000,000		General Electric Capital Corp., 0.200% - 0.250%, 3/19/2010 - 5/3/2010	784,672,718
441,400,000		General Electric Capital Services, 0.240% - 0.250%, 3/23/2010 - 3/25/2010	441,246,804
25,000,000	[1,2]	Starbird Funding Corp., 0.420%, 3/2/2010	24,991,542
		TOTAL	1,673,094,242
		Finance@0018Retail – 0.2%
81,500,000	[1,2]	Chariot Funding LLC, 0.140%, 2/16/2010	81,495,246
17,000,000	[1,2]	Enterprise Funding Co. LLC, 0.230%, 2/17/2010	16,998,262
		TOTAL	98,493,508
		TOTAL COMMERCIAL PAPER	6,750,782,359
		Corporate Bonds – 2.3%
		Finance@0018Banking – 1.8%
456,500,000		JPMorgan Chase Bank, N.A., 0.230%, 2/21/2011	456,500,000
300,000,000		Societe Generale, Paris, 0.110%, 2/1/2010	300,000,000
		TOTAL	756,500,000
		Finance@0018Commercial – 0.5%
228,152,000		General Electric Capital Corp., 1.750% - 6.875%, 9/13/2010 - 2/1/2011	235,060,780
		TOTAL CORPORATE BONDS	991,560,780
		Government Agency – 1.7%
		Government Agency – 1.7%
724,000,000		FHLB System, 0.400% - 1.100%, 3/10/2010 - 1/19/2011	723,980,572
		Notes@0018Variable – 12.5%;4
		Electrical Equipment – 0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.300%, 2/4/2010	1,835,000
43,195,594		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.290%, 2/1/2010	43,195,594
		TOTAL	45,030,594
		Finance@0018Banking – 10.7%
28,375,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	28,375,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$2,435,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.260%, 2/4/2010	2,435,000
50,000,000	Alaska State Housing Finance Corp., (Series 2009B), 0.180%, 2/4/2010	49,999,932
17,650,000	Arizona Board of Regents, (Series 2008A), (Lloyds TSB Bank PLC, London LOC), 0.130%, 2/3/2010	17,650,000
231,600,000	Bank of Montreal, 0.231%, 2/4/2010	231,600,000
10,000,000	Bank of New York Mellon Corp., 0.266%, 3/29/2010	10,000,732
212,000,000	Barclays Bank PLC, 0.451% - 0.481%, 2/22/2010 - 2/26/2010	212,000,000
15,500,000	Bay Area Toll Authority, CA, (Series 2007C-1), 0.150%, 2/4/2010	15,500,000
8,440,000	Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.230%, 2/4/2010	8,440,000
21,400,000	Board of Regents of The University of Texas, (Series 2008B-4), 0.130%, 2/4/2010	21,400,000
4,405,000	Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	4,405,000
25,375,000	COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.280%, 2/4/2010	25,375,000
25,600,000	California Infrastructure & Economic Development Bank, (Series 2008A), (Bank of America N.A. LOC), 0.160%, 2/3/2010	25,600,000
44,600,000	California Infrastructure & Economic Development Bank, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	44,600,000
25,200,000	California Infrastructure & Economic Development Bank, (Series 2009A: JSerra Catholic High School), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	25,200,000
10,675,000	California PCFA, (Series 1996C), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2010	10,675,000
33,590,000	California State Department of Water Resources Power Supply Program, (Series 2005F-4), (Bank of America N.A. LOC), 0.170%, 2/1/2010	33,590,000
30,000,000	California Statewide Communities Development Authority, (Series 2007 G), (Bank of America N.A. LOC), 0.200%, 2/4/2010	30,000,000
13,435,000	Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	13,435,000
6,675,000	Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	6,675,000
5,450,000	Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	5,450,000
3,608,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	3,608,000
964,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 1.800%, 2/4/2010	964,000
1,002,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.500%, 2/4/2010	1,002,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
$642,000	Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	642,000
946,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	946,000
1,201,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	1,201,000
3,288,000	Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	3,288,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.630%, 2/4/2010	2,350,000
25,025,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.180%, 2/4/2010	25,025,000
7,355,000	Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	7,355,000
5,540,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.300%, 2/4/2010	5,540,000
640,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 1.800%, 2/4/2010	640,000
7,425,000	Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	7,425,000
6,355,000	Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	6,355,000
29,400,000	Cook County, IL, (Series 2002 A), 0.250%, 2/3/2010	29,400,000
3,025,000	Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	3,025,000
23,000,000	Franklin County, OH Hospital Facility Authority, (Series G), 0.200%, 2/4/2010	23,000,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.250%, 2/3/2010	33,900,000
8,530,000	H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	8,530,000
10,000,000	Hanover County, VA EDA, (Series 2008D-2), (U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	10,000,000
20,000,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C), (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	20,000,000
30,300,000	Illinois Development Finance Authority IDB, 0.200%, 2/3/2010	30,300,000
23,000,000	Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	23,000,000
21,700,000	Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/4/2010	21,700,000
70,145,000	Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	70,145,000
37,620,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (Wells Fargo Bank, N.A. LOC), 0.130%, 2/3/2010	37,620,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
$13,510,000	Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.300%, 3/1/2010	13,510,000
3,025,000	J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.430%, 2/3/2010	3,025,000
400,000,000	JPMorgan Chase Bank, N.A., 0.231%, 2/3/2010	400,000,000
2,235,000	Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	2,235,000
1,455,000	L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	1,455,000
150,000,000	Lloyds TSB Bank PLC, London, 0.233%, 2/8/2010	150,000,000
49,485,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.230%, 2/3/2010	49,485,000
390,000	Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/4/2010	390,000
26,105,000	Massachusetts State Development Finance Agency, (Series B), (Banco Santander, S.A. LOC), 0.150%, 2/4/2010	26,105,000
3,930,000	McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	3,930,000
43,885,000	Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	43,885,000
25,000,000	Michigan Higher Education Facilities Authority, (Series 2007B), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/5/2010	25,000,000
46,000,000	Michigan Higher Education Facilities Authority, (Series 2008A), (Wachovia Bank N.A. LOC), 0.150%, 2/4/2010	46,000,000
34,385,000	Michigan Higher Education Facilities Authority, (Series 2008B), (Federal Home Loan Bank of Boston LOC), 0.150%, 2/4/2010	34,385,000
110,810,000	Michigan State Hospital Finance Authority, (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/3/2010	110,810,000
17,710,000	Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/3/2010	17,710,000
1,440,000	Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 1.500%, 2/4/2010	1,440,000
10,000,000	Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.260%, 2/4/2010	10,000,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.000%, 2/4/2010	10,000,000
35,510,000	Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.240%, 2/1/2010	35,510,000
14,100,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A), 0.210%, 2/3/2010	14,100,000
25,800,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Sub Series 3-B), 0.180%, 2/1/2010	25,800,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$71,345,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.140%, 2/4/2010	71,345,000
30,725,000		New York City, NY, (Fiscal 2008 Sub Series L-6), 0.180%, 2/1/2010	30,725,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.180%, 2/3/2010	40,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	24,525,000
82,215,000		North Broward Florida Hospital District, (Series 2007), (Wachovia Bank N.A. LOC), 0.150%, 2/4/2010	82,215,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.250%, 2/4/2010	11,135,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	28,000,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/3/2010	78,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2010	5,225,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.200%, 2/4/2010	153,275,000
50,000,000		Philadelphia, PA School District, (Series 2008 B-4), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	50,000,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/3/2010	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.500%, 2/3/2010	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.330%, 2/4/2010	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	400,000,000
27,000,000		Richmond County, GA Development Authority, (Series 2008B), (Bank of America N.A. LOC), 0.220%, 2/3/2010	27,000,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.170%, 2/3/2010	20,000,000
9,800,000		Riverside County, CA Transportation Commission, (2009 Series A), 0.180%, 2/4/2010	9,800,000
100,000,000		Rochester, MN Health Care Facility Authority, (Series A), 0.130%, 2/3/2010	100,000,000
39,250,000		Rochester, MN Health Care Facility Authority, (Series B), 0.130%, 2/3/2010	39,250,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.230%, 2/4/2010	19,000,000
2,875,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	2,875,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
$40,375,000	South Carolina Jobs-EDA, (Series 2001), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	40,375,000
23,000,000	South Regional Joint Development Authority, GA, (Series 2008B), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	23,000,000
9,990,000	Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.250%, 2/4/2010	9,990,000
1,080,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.500%, 2/4/2010	1,080,000
1,170,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.460%, 2/4/2010	1,170,000
25,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.210%, 2/3/2010	25,000,000
23,675,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.210%, 2/3/2010	23,675,000
17,910,000	The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.250%, 2/4/2010	17,910,000
150,000,000	Toronto Dominion Bank, 0.231%, 2/9/2010	150,000,000
1,000,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/3/2010	1,000,000
10,400,000	Wachovia Bank N.A., 1.172%, 2/16/2010	10,423,541
51,696,000	Wachovia Corp., 0.406%, 3/1/2010	51,704,101
24,275,000	Washington State Housing Finance Commission, (Series 2007B), (U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	24,275,000
16,000,000	Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	16,000,000
204,424,000	Wells Fargo & Co., 0.273% - 0.349%, 3/19/2010 - 3/23/2010	204,429,898
500,000,000	Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/11/2010	500,000,000
12,500,000	Winder-Barrow County, GA Joint Development Authority, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	12,500,000
7,905,000	Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.230%, 2/4/2010	7,905,000
17,200,000	Yuma, AZ IDA - Hospital Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	17,200,000
	TOTAL	4,588,064,204
	Finance@0018Commercial – 0.8%
325,879,000	General Electric Capital Corp., 0.270% - 0.731%, 2/1/2010 - 4/21/2010	325,693,847
19,000,000	Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	19,000,000
15,440,000	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	15,440,000
	TOTAL	360,133,847
	Government Agency – 0.3%
9,000,000	California HFA, (Series 2006 B), 0.230%, 2/3/2010	9,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 2/4/2010	36,020,000
33,945,000		Chester County, PA IDA, (Series 2003), (FHLB of Pittsburgh LOC), 0.170%, 2/3/2010	33,945,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 2/4/2010	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.380%, 2/4/2010	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 2/4/2010	17,725,000
		TOTAL	110,330,000
		Health Care – 0.5%
200,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	200,000,000
		Insurance – 0.1%
22,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.130%, 2/3/2010	22,500,000
8,875,000		North Central Texas HFDC, (Series 2006B), (FSA INS), 0.180%, 2/3/2010	8,875,000
		TOTAL	31,375,000
		TOTAL NOTES — VARIABLE	5,334,933,645
		Time Deposits – 3.5%
		Finance@0018Banking – 3.5%
1,000,000,000		BNP Paribas SA, 0.110%, 2/1/2010	1,000,000,000
500,000,000		Branch Banking & Trust Co., 0.090%, 2/1/2010	500,000,000
		TOTAL TIME DEPOSITS	1,500,000,000
		Repurchase Agreements – 22.3%
785,000,000		Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $4,904,283,310.	785,000,000
366,561,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	366,561,000
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Principal Amount		Value
$2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $2,054,818,142.	2,000,000,000
1,397,872,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2044 and the market value of those underlying securities was $2,047,634,950.	1,397,872,000
1,000,000,000	Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2049 and the market value of those underlying securities was $2,754,029,835.	1,000,000,000
2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $2,060,001,542.	2,000,000,000
2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2040 and the market value of those underlying securities was $2,040,203,290.	2,000,000,000
	TOTAL REPURCHASE AGREEMENTS	9,549,433,000
	TOTAL INVESTMENTS — 101.6% (AT AMORTIZED COST)[5]	43,577,706,235
	OTHER ASSETS AND LIABILITIES - NET — (1.6)%[6]	(667,920,936)
	TOTAL NET ASSETS — 100%	$42,909,785,299
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $4,810,350,800, which represented 11.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $4,810,350,800, which represented 11.2% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
16

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
PCFA	— Pollution Control Finance Authority
SWP	— Swap Agreement
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$9,549,433,000
Investments in securities	34,028,273,235
Total investments in securities, at amortized cost and value		$43,577,706,235
Income receivable		16,645,049
Receivable for shares sold		3,277,043
TOTAL ASSETS		43,597,628,327
Liabilities:
Payable for investments purchased	677,500,000
Payable for shares redeemed	6,846,318
Bank overdraft	421,606
Income distribution payable	2,027,616
Payable for distribution services fee (Note 6)	63,668
Payable for shareholder services fee (Note 6)	148,936
Accrued expenses	834,884
TOTAL LIABILITIES		687,843,028
Net assets for 42,893,788,956 shares outstanding		$42,909,785,299
Net Assets Consist of:
Paid-in capital		$42,920,390,363
Accumulated net realized loss on investments		(10,645,097)
Undistributed net investment income		40,033
TOTAL NET ASSETS		$42,909,785,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,304,192,748 ÷ 36,289,347,485 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,865,812,766 ÷ 5,864,625,640 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$739,779,785 ÷ 739,815,831 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$94,178,657
Expenses:
Investment adviser fee (Note 6)	$46,696,589
Administrative personnel and services fee (Note 6)	18,132,986
Custodian fees	795,470
Transfer and dividend disbursing agent fees and expenses	145,292
Directors'/Trustees' fees	84,358
Auditing fees	10,334
Legal fees	5,168
Portfolio accounting fees	103,932
Distribution services fee — Trust Shares (Note 6)	974,322
Shareholder services fee — Institutional Service Shares (Note 6)	6,039,663
Shareholder services fee — Trust Shares (Note 6)	493,998
Account administration fee — Institutional Service Shares	3,155,986
Account administration fee — Trust Shares	480,323
Share registration costs	37,640
Printing and postage	77,738
Insurance premiums	30,707
Miscellaneous	1,257,361
TOTAL EXPENSES	78,521,867
Semi-Annual Shareholder Report
19

Statement of Operations — continued
Waivers and Reimbursements (Note 6):
Waiver of investment adviser fee	$(17,968,298)
Waiver of administrative personnel and services fee	(364,934)
Waiver of distribution services fee — Trust Shares	(297,278)
Waiver of shareholder services fee — Institutional Service Shares	(2,026,923)
Waiver of shareholder services fee — Trust Shares	(493,998)
Reimbursement of shareholder services fee — Institutional Service Shares	(568,147)
Waiver of account administration fee — Trust Shares	(424,414)
Reimbursement of account administration fee — Trust Shares	(22,245)
TOTAL WAIVERS AND REIMBURSEMENTS		$(22,166,237)
Net expenses			$56,355,630
Net investment income			37,823,027
Net realized gain on investments			30,591
Change in net assets resulting from operations			$37,853,618
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,823,027	$444,084,233
Net realized gain on investments	30,591	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,853,618	444,084,233
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(37,073,071)	(352,356,414)
Institutional Service Shares	(673,452)	(84,706,781)
Trust Shares	(32,992)	(6,443,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,779,515)	(443,506,384)
Share Transactions:
Proceeds from sale of shares	121,375,811,957	247,921,292,060
Putnam Prime Money Market Fund purchase in-kind	—	12,318,195,817
Net asset value of shares issued to shareholders in payment of distributions declared	13,969,220	182,411,258
Cost of shares redeemed	(126,596,162,075)	(237,855,585,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,206,380,898)	22,566,313,826
Change in net assets	(5,206,306,795)	22,566,891,675
Net Assets:
Beginning of period	48,116,092,094	25,549,200,419
End of period (including undistributed (distributions in excess of) net investment income of $40,033 and $(3,479), respectively)	$42,909,785,299	$48,116,092,094
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
22

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Semi-Annual Shareholder Report
23

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,287,726,726	$110,287,726,726	218,798,840,824	$218,798,840,824
Putnam Prime Money Market Fund purchase in-kind	—	—	12,093,621,126	12,109,266,710
Shares issued to shareholders in payment of distributions declared	13,770,676	13,770,676	151,562,664	151,562,664
Shares redeemed	(113,577,440,398)	(113,577,440,398)	(209,910,551,458)	(209,910,551,458)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,275,942,996)	$(3,275,942,996)	21,133,473,156	$21,149,118,740
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,060,505,996	$10,060,505,996	26,852,583,012	$26,852,583,012
Putnam Prime Money Market Fund purchase in-kind	—	—	208,659,164	208,929,107
Shares issued to shareholders in payment of distributions declared	176,489	176,489	28,179,929	28,179,929
Shares redeemed	(11,929,620,639)	(11,929,620,639)	(25,980,856,376)	(25,980,856,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,868,938,154)	$(1,868,938,154)	1,108,565,729	$1,108,835,672
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,579,235	$1,027,579,235	2,269,868,224	$2,269,868,224
Shares issued to shareholders in payment of distributions declared	22,055	22,055	2,668,665	2,668,665
Shares redeemed	(1,089,101,038)	(1,089,101,038)	(1,964,177,475)	(1,964,177,475)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(61,499,748)	$(61,499,748)	308,359,414	$308,359,414
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,206,380,898)	$(5,206,380,898)	22,550,398,299	$22,566,313,826

4. federal tax information

At July 31, 2009, the Fund had a capital loss carryforward of $10,675,688 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$4,647
2013	$2,522
2014	$53,682
2015	$24,466
2016	$65,766
2017	$10,524,605

5. purchase in-kind

On September 24, 2008, the Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of the Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of the Fund's Institutional Service Shares.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $17,968,298 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $364,934 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $297,278 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $568,147 of shareholder services fees and $22,245 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $2,520,921 of Service Fees and $424,414 of account administration fees. This waiver/reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,133,844,875 and $1,805,260,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though Semi-Annual Shareholder Report
27

some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Prime Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708
Cusip 60934N146

Q450200 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.040	0.052	0.042	0.022
Net realized gain on investments	0.000[2]	—	—	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.040	0.052	0.042	0.022
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.040)	(0.052)	(0.042)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.10%	1.54%	4.03%	5.30%	4.33%	2.24%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.23%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.19%[4]	1.28%	3.90%	5.18%	4.24%	2.19%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.09%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,304,193	$39,580,019	$18,430,487	$16,469,931	$15,151,070	$15,600,659
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.00	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	39.9%
Bank Instruments	26.9%
Repurchase Agreements	22.3%
Variable Rate Demand Instruments	12.5%
Other Assets and Liabilities — Net[2]	(1.6)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.7%[4]
8-30 Days	15.1%
31-90 Days	25.1%
91-180 Days	4.8%
181 Days or more	2.9%
Other Assets and Liabilities — Net[2]	(1.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 39.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
4

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance@0018Automotive – 2.4%
$63,740,969	[1,2]	Ally Auto Receivables Trust 2009-B, Class A1, 0.305%, 11/15/2010	63,740,969
15,784,491		AmeriCredit Prime Automobile Receivables Trust 2009-1, Class A1, 0.330%, 11/15/2010	15,784,491
52,684,215	[1,2]	Bank of America Auto Trust 2009-1, Class A1, 0.668%, 7/15/2010	52,684,215
65,491,566	[1,2]	Bank of America Auto Trust 2009-2, Class A1, 0.396%, 9/15/2010	65,491,773
142,612,888	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	142,612,888
176,833,964	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	176,833,964
74,720,607	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A1, 0.326%, 10/15/2010	74,720,607
10,422,332	[1,2]	Ford Credit Auto Lease Trust 2009-A, Class A1, 1.237%, 6/15/2010	10,422,332
277,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	277,500,000
5,179	[1,2]	Ford Credit Auto Owner Trust 2009-B, Class A1, 0.987%, 6/15/2010	5,179
64,434,220	[1,2]	Ford Credit Auto Owner Trust 2009-D, Class A1, 0.357%, 9/15/2010	64,434,220
24,880,846	[1,2]	Ford Credit Auto Owner Trust 2009-E, Class A1, 0.294%, 12/15/2010	24,880,846
49,206,512		Harley-Davidson Motorcycle Trust 2009-4, Class A1, 0.286%, 12/15/2010	49,206,512
9,845,641		Nissan Auto Lease Trust 2009-B, Class A1, 0.410%, 9/15/2010	9,845,641
		TOTAL	1,028,163,637
		Finance@0018Equipment – 0.1%
5,674,063	[1,2]	CIT Equipment Collateral 2009-VT1, Class A1, 1.219%, 6/15/2010	5,674,063
6,710,278		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	6,710,278
29,579,368		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	29,579,368
		TOTAL	41,963,709
		TOTAL ASSET-BACKED SECURITIES	1,070,127,346
		Certificates of Deposit – 23.4%
		Finance@0018Banking – 23.4%
981,000,000		BNP Paribas SA, 0.220% - 0.340%, 3/3/2010 - 5/5/2010	981,000,000
1,235,800,000		Banco Bilbao Vizcaya Argentaria SA, 0.235% - 0.275%, 3/2/2010 - 4/12/2010	1,235,810,431
200,000,000		Bank of Montreal, 0.170%, 2/8/2010	200,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.310%, 3/29/2010	200,003,102
2,081,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.180% - 0.250%, 2/2/2010 - 3/4/2010	2,081,300,000
605,500,000		Barclays Bank PLC, 0.520% - 0.710%, 4/12/2010 - 1/26/2011	605,500,000
48,150,000		Branch Banking & Trust Co., 0.750%, 2/1/2010	48,150,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$1,863,700,000		Calyon, Paris, 0.220% - 0.450%, 2/1/2010 - 4/26/2010	1,863,700,000
528,500,000		Canadian Imperial Bank of Commerce, 0.380%, 3/22/2010 - 3/24/2010	528,500,000
192,000,000		Lloyds TSB Bank PLC, London, 0.170%, 2/25/2010	192,000,000
484,400,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	484,400,000
1,361,500,000		Societe Generale, Paris, 0.340% - 0.500%, 2/1/2010 - 4/23/2010	1,361,500,000
267,000,000		State Street Bank and Trust Co., 0.340%, 4/6/2010 - 4/20/2010	267,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,048,863,533
		Collateralized Loan Agreements – 17.7%
		Finance@0018Banking – 17.7%
50,000,000		BNP Paribas Securities Corp., 0.430%, 2/1/2010	50,000,000
1,166,400,000		Banc of America Securities LLC, 0.410% - 0.630%, 2/1/2010 - 4/19/2010	1,166,400,000
1,323,000,000		Barclays Capital, Inc., 0.380% - 0.550%, 2/1/2010 - 4/26/2010	1,323,000,000
2,010,000,000		Citigroup Global Markets, Inc., 0.530% - 0.630%, 2/1/2010	2,010,000,000
1,295,425,000		Deutsche Bank Securities, Inc., 0.580% - 0.630%, 2/1/2010	1,295,425,000
25,000,000		ING Financial Markets LLC, 0.400%, 2/22/2010	25,000,000
200,000,000		J.P. Morgan Securities, Inc., 0.480%, 2/5/2010	200,000,000
50,000,000		RBC Capital Markets Corp., 0.330%, 2/1/2010	50,000,000
1,288,200,000		RBS Securities, Inc., 0.530% - 0.580%, 2/1/2010 - 2/8/2010	1,288,200,000
200,000,000		Wells Fargo Securities, LLC, 0.350%, 2/1/2010	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,608,025,000
		Commercial Paper – 15.7%;3
		Diversified – 0.7%
294,710,000		General Electric Co., 0.110%, 2/1/2010	294,710,000
		Finance@0018Automotive – 0.7%
286,400,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.550% - 0.600%, 6/25/2010 - 7/16/2010	285,669,768
		Finance@0018Banking – 10.2%
375,000,000		Bank of America Corp., 0.200%, 4/28/2010	374,820,833
50,000,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	49,987,778
763,000,000	[1,2]	Clipper Receivables Company LLC, 0.170% - 0.370%, 2/23/2010 - 5/10/2010	762,645,937
1,698,050,000	[1,2]	Grampian Funding LLC, 0.230% - 0.250%, 2/1/2010 - 2/12/2010	1,697,991,698
903,400,000		ING (U.S.) Funding LLC, 0.290% - 0.380%, 2/1/2010 - 3/15/2010	903,253,103
95,000,000	[1,2]	Kitty Hawk Funding Corp., 0.240%, 2/5/2010	94,997,467
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.270%, 2/24/2010	15,170,000
350,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/17/2010	349,901,611
Semi-Annual Shareholder Report
6

Principal Amount			Value
$3,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 4/5/2010	2,998,950
147,054,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.160%, 2/11/2010	147,047,464
		TOTAL	4,398,814,841
		Finance@0018Commercial – 3.9%
308,644,000	[1,2]	Edison Asset Securitization LLC, 0.330%, 5/3/2010	308,386,539
113,817,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 3/1/2010	113,796,639
785,000,000		General Electric Capital Corp., 0.200% - 0.250%, 3/19/2010 - 5/3/2010	784,672,718
441,400,000		General Electric Capital Services, 0.240% - 0.250%, 3/23/2010 - 3/25/2010	441,246,804
25,000,000	[1,2]	Starbird Funding Corp., 0.420%, 3/2/2010	24,991,542
		TOTAL	1,673,094,242
		Finance@0018Retail – 0.2%
81,500,000	[1,2]	Chariot Funding LLC, 0.140%, 2/16/2010	81,495,246
17,000,000	[1,2]	Enterprise Funding Co. LLC, 0.230%, 2/17/2010	16,998,262
		TOTAL	98,493,508
		TOTAL COMMERCIAL PAPER	6,750,782,359
		Corporate Bonds – 2.3%
		Finance@0018Banking – 1.8%
456,500,000		JPMorgan Chase Bank, N.A., 0.230%, 2/21/2011	456,500,000
300,000,000		Societe Generale, Paris, 0.110%, 2/1/2010	300,000,000
		TOTAL	756,500,000
		Finance@0018Commercial – 0.5%
228,152,000		General Electric Capital Corp., 1.750% - 6.875%, 9/13/2010 - 2/1/2011	235,060,780
		TOTAL CORPORATE BONDS	991,560,780
		Government Agency – 1.7%
		Government Agency – 1.7%
724,000,000		FHLB System, 0.400% - 1.100%, 3/10/2010 - 1/19/2011	723,980,572
		Notes@0018Variable – 12.5%;4
		Electrical Equipment – 0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.300%, 2/4/2010	1,835,000
43,195,594		Northwest Airlines, Inc., (GTD by General Electric Co.), 0.290%, 2/1/2010	43,195,594
		TOTAL	45,030,594
		Finance@0018Banking – 10.7%
28,375,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	28,375,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
$2,435,000	Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.260%, 2/4/2010	2,435,000
50,000,000	Alaska State Housing Finance Corp., (Series 2009B), 0.180%, 2/4/2010	49,999,932
17,650,000	Arizona Board of Regents, (Series 2008A), (Lloyds TSB Bank PLC, London LOC), 0.130%, 2/3/2010	17,650,000
231,600,000	Bank of Montreal, 0.231%, 2/4/2010	231,600,000
10,000,000	Bank of New York Mellon Corp., 0.266%, 3/29/2010	10,000,732
212,000,000	Barclays Bank PLC, 0.451% - 0.481%, 2/22/2010 - 2/26/2010	212,000,000
15,500,000	Bay Area Toll Authority, CA, (Series 2007C-1), 0.150%, 2/4/2010	15,500,000
8,440,000	Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.230%, 2/4/2010	8,440,000
21,400,000	Board of Regents of The University of Texas, (Series 2008B-4), 0.130%, 2/4/2010	21,400,000
4,405,000	Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	4,405,000
25,375,000	COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.280%, 2/4/2010	25,375,000
25,600,000	California Infrastructure & Economic Development Bank, (Series 2008A), (Bank of America N.A. LOC), 0.160%, 2/3/2010	25,600,000
44,600,000	California Infrastructure & Economic Development Bank, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	44,600,000
25,200,000	California Infrastructure & Economic Development Bank, (Series 2009A: JSerra Catholic High School), (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2010	25,200,000
10,675,000	California PCFA, (Series 1996C), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2010	10,675,000
33,590,000	California State Department of Water Resources Power Supply Program, (Series 2005F-4), (Bank of America N.A. LOC), 0.170%, 2/1/2010	33,590,000
30,000,000	California Statewide Communities Development Authority, (Series 2007 G), (Bank of America N.A. LOC), 0.200%, 2/4/2010	30,000,000
13,435,000	Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	13,435,000
6,675,000	Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	6,675,000
5,450,000	Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	5,450,000
3,608,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	3,608,000
964,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 1.800%, 2/4/2010	964,000
1,002,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.500%, 2/4/2010	1,002,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$642,000	Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	642,000
946,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	946,000
1,201,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	1,201,000
3,288,000	Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	3,288,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.630%, 2/4/2010	2,350,000
25,025,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.180%, 2/4/2010	25,025,000
7,355,000	Church at Brook Hills, (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	7,355,000
5,540,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 1.300%, 2/4/2010	5,540,000
640,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 1.800%, 2/4/2010	640,000
7,425,000	Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	7,425,000
6,355,000	Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	6,355,000
29,400,000	Cook County, IL, (Series 2002 A), 0.250%, 2/3/2010	29,400,000
3,025,000	Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2010	3,025,000
23,000,000	Franklin County, OH Hospital Facility Authority, (Series G), 0.200%, 2/4/2010	23,000,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.250%, 2/3/2010	33,900,000
8,530,000	H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	8,530,000
10,000,000	Hanover County, VA EDA, (Series 2008D-2), (U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	10,000,000
20,000,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C), (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	20,000,000
30,300,000	Illinois Development Finance Authority IDB, 0.200%, 2/3/2010	30,300,000
23,000,000	Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	23,000,000
21,700,000	Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/4/2010	21,700,000
70,145,000	Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	70,145,000
37,620,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (Wells Fargo Bank, N.A. LOC), 0.130%, 2/3/2010	37,620,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$13,510,000	Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.300%, 3/1/2010	13,510,000
3,025,000	J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.430%, 2/3/2010	3,025,000
400,000,000	JPMorgan Chase Bank, N.A., 0.231%, 2/3/2010	400,000,000
2,235,000	Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	2,235,000
1,455,000	L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	1,455,000
150,000,000	Lloyds TSB Bank PLC, London, 0.233%, 2/8/2010	150,000,000
49,485,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.230%, 2/3/2010	49,485,000
390,000	Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/4/2010	390,000
26,105,000	Massachusetts State Development Finance Agency, (Series B), (Banco Santander, S.A. LOC), 0.150%, 2/4/2010	26,105,000
3,930,000	McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 0.230%, 2/5/2010	3,930,000
43,885,000	Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	43,885,000
25,000,000	Michigan Higher Education Facilities Authority, (Series 2007B), (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/5/2010	25,000,000
46,000,000	Michigan Higher Education Facilities Authority, (Series 2008A), (Wachovia Bank N.A. LOC), 0.150%, 2/4/2010	46,000,000
34,385,000	Michigan Higher Education Facilities Authority, (Series 2008B), (Federal Home Loan Bank of Boston LOC), 0.150%, 2/4/2010	34,385,000
110,810,000	Michigan State Hospital Finance Authority, (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/3/2010	110,810,000
17,710,000	Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/3/2010	17,710,000
1,440,000	Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 1.500%, 2/4/2010	1,440,000
10,000,000	Midwestern University Foundation, (Series 2009-A), (Royal Bank of Canada, Montreal LOC), 0.260%, 2/4/2010	10,000,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.000%, 2/4/2010	10,000,000
35,510,000	Municipal Gas Authority of Georgia, (Series A), Gas Portfolio III Project, (Wachovia Bank N.A. LOC), 0.240%, 2/1/2010	35,510,000
14,100,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A), 0.210%, 2/3/2010	14,100,000
25,800,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Sub Series 3-B), 0.180%, 2/1/2010	25,800,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$71,345,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.140%, 2/4/2010	71,345,000
30,725,000		New York City, NY, (Fiscal 2008 Sub Series L-6), 0.180%, 2/1/2010	30,725,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.180%, 2/3/2010	40,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.300%, 2/3/2010	24,525,000
82,215,000		North Broward Florida Hospital District, (Series 2007), (Wachovia Bank N.A. LOC), 0.150%, 2/4/2010	82,215,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.250%, 2/4/2010	11,135,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	28,000,000
78,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/3/2010	78,800,000
5,225,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2010	5,225,000
153,275,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.200%, 2/4/2010	153,275,000
50,000,000		Philadelphia, PA School District, (Series 2008 B-4), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	50,000,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/3/2010	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.500%, 2/3/2010	17,220,000
9,425,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.330%, 2/4/2010	9,425,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	400,000,000
27,000,000		Richmond County, GA Development Authority, (Series 2008B), (Bank of America N.A. LOC), 0.220%, 2/3/2010	27,000,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.170%, 2/3/2010	20,000,000
9,800,000		Riverside County, CA Transportation Commission, (2009 Series A), 0.180%, 2/4/2010	9,800,000
100,000,000		Rochester, MN Health Care Facility Authority, (Series A), 0.130%, 2/3/2010	100,000,000
39,250,000		Rochester, MN Health Care Facility Authority, (Series B), 0.130%, 2/3/2010	39,250,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.230%, 2/4/2010	19,000,000
2,875,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.280%, 2/3/2010	2,875,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
$40,375,000	South Carolina Jobs-EDA, (Series 2001), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	40,375,000
23,000,000	South Regional Joint Development Authority, GA, (Series 2008B), (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	23,000,000
9,990,000	Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.250%, 2/4/2010	9,990,000
1,080,000	Springfield Ltd. Partnership, (UBS AG LOC), 1.500%, 2/4/2010	1,080,000
1,170,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.460%, 2/4/2010	1,170,000
25,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.210%, 2/3/2010	25,000,000
23,675,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.210%, 2/3/2010	23,675,000
17,910,000	The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.250%, 2/4/2010	17,910,000
150,000,000	Toronto Dominion Bank, 0.231%, 2/9/2010	150,000,000
1,000,000	Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 2/3/2010	1,000,000
10,400,000	Wachovia Bank N.A., 1.172%, 2/16/2010	10,423,541
51,696,000	Wachovia Corp., 0.406%, 3/1/2010	51,704,101
24,275,000	Washington State Housing Finance Commission, (Series 2007B), (U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	24,275,000
16,000,000	Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	16,000,000
204,424,000	Wells Fargo & Co., 0.273% - 0.349%, 3/19/2010 - 3/23/2010	204,429,898
500,000,000	Westpac Banking Corp. Ltd., Sydney, 0.281%, 2/11/2010	500,000,000
12,500,000	Winder-Barrow County, GA Joint Development Authority, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	12,500,000
7,905,000	Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.230%, 2/4/2010	7,905,000
17,200,000	Yuma, AZ IDA - Hospital Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	17,200,000
	TOTAL	4,588,064,204
	Finance@0018Commercial – 0.8%
325,879,000	General Electric Capital Corp., 0.270% - 0.731%, 2/1/2010 - 4/21/2010	325,693,847
19,000,000	Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	19,000,000
15,440,000	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 2/4/2010	15,440,000
	TOTAL	360,133,847
	Government Agency – 0.3%
9,000,000	California HFA, (Series 2006 B), 0.230%, 2/3/2010	9,000,000
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12

Principal Amount			Value
$36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 2/4/2010	36,020,000
33,945,000		Chester County, PA IDA, (Series 2003), (FHLB of Pittsburgh LOC), 0.170%, 2/3/2010	33,945,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 2/4/2010	5,350,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.380%, 2/4/2010	8,290,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 2/4/2010	17,725,000
		TOTAL	110,330,000
		Health Care – 0.5%
200,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	200,000,000
		Insurance – 0.1%
22,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.130%, 2/3/2010	22,500,000
8,875,000		North Central Texas HFDC, (Series 2006B), (FSA INS), 0.180%, 2/3/2010	8,875,000
		TOTAL	31,375,000
		TOTAL NOTES — VARIABLE	5,334,933,645
		Time Deposits – 3.5%
		Finance@0018Banking – 3.5%
1,000,000,000		BNP Paribas SA, 0.110%, 2/1/2010	1,000,000,000
500,000,000		Branch Banking & Trust Co., 0.090%, 2/1/2010	500,000,000
		TOTAL TIME DEPOSITS	1,500,000,000
		Repurchase Agreements – 22.3%
785,000,000		Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $4,904,283,310.	785,000,000
366,561,000		Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	366,561,000
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Principal Amount		Value
$2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $2,054,818,142.	2,000,000,000
1,397,872,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2044 and the market value of those underlying securities was $2,047,634,950.	1,397,872,000
1,000,000,000	Interest in $2,700,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,700,029,250 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2049 and the market value of those underlying securities was $2,754,029,835.	1,000,000,000
2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $2,060,001,542.	2,000,000,000
2,000,000,000	Repurchase agreement 0.12%, dated 1/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,020,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2040 and the market value of those underlying securities was $2,040,203,290.	2,000,000,000
	TOTAL REPURCHASE AGREEMENTS	9,549,433,000
	TOTAL INVESTMENTS — 101.6% (AT AMORTIZED COST)[5]	43,577,706,235
	OTHER ASSETS AND LIABILITIES - NET — (1.6)%[6]	(667,920,936)
	TOTAL NET ASSETS — 100%	$42,909,785,299
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $4,810,350,800, which represented 11.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $4,810,350,800, which represented 11.2% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
PCFA	— Pollution Control Finance Authority
SWP	— Swap Agreement
  See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$9,549,433,000
Investments in securities	34,028,273,235
Total investments in securities, at amortized cost and value		$43,577,706,235
Income receivable		16,645,049
Receivable for shares sold		3,277,043
TOTAL ASSETS		43,597,628,327
Liabilities:
Payable for investments purchased	677,500,000
Payable for shares redeemed	6,846,318
Bank overdraft	421,606
Income distribution payable	2,027,616
Payable for distribution services fee (Note 6)	63,668
Payable for shareholder services fee (Note 6)	148,936
Accrued expenses	834,884
TOTAL LIABILITIES		687,843,028
Net assets for 42,893,788,956 shares outstanding		$42,909,785,299
Net Assets Consist of:
Paid-in capital		$42,920,390,363
Accumulated net realized loss on investments		(10,645,097)
Undistributed net investment income		40,033
TOTAL NET ASSETS		$42,909,785,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,304,192,748 ÷ 36,289,347,485 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,865,812,766 ÷ 5,864,625,640 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$739,779,785 ÷ 739,815,831 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
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16

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$94,178,657
Expenses:
Investment adviser fee (Note 6)	$46,696,589
Administrative personnel and services fee (Note 6)	18,132,986
Custodian fees	795,470
Transfer and dividend disbursing agent fees and expenses	145,292
Directors'/Trustees' fees	84,358
Auditing fees	10,334
Legal fees	5,168
Portfolio accounting fees	103,932
Distribution services fee — Trust Shares (Note 6)	974,322
Shareholder services fee — Institutional Service Shares (Note 6)	6,039,663
Shareholder services fee — Trust Shares (Note 6)	493,998
Account administration fee — Institutional Service Shares	3,155,986
Account administration fee — Trust Shares	480,323
Share registration costs	37,640
Printing and postage	77,738
Insurance premiums	30,707
Miscellaneous	1,257,361
TOTAL EXPENSES	78,521,867
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17

Statement of Operations — continued
Waivers and Reimbursements (Note 6):
Waiver of investment adviser fee	$(17,968,298)
Waiver of administrative personnel and services fee	(364,934)
Waiver of distribution services fee — Trust Shares	(297,278)
Waiver of shareholder services fee — Institutional Service Shares	(2,026,923)
Waiver of shareholder services fee — Trust Shares	(493,998)
Reimbursement of shareholder services fee — Institutional Service Shares	(568,147)
Waiver of account administration fee — Trust Shares	(424,414)
Reimbursement of account administration fee — Trust Shares	(22,245)
TOTAL WAIVERS AND REIMBURSEMENTS		$(22,166,237)
Net expenses			$56,355,630
Net investment income			37,823,027
Net realized gain on investments			30,591
Change in net assets resulting from operations			$37,853,618
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,823,027	$444,084,233
Net realized gain on investments	30,591	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,853,618	444,084,233
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(37,073,071)	(352,356,414)
Institutional Service Shares	(673,452)	(84,706,781)
Trust Shares	(32,992)	(6,443,189)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,779,515)	(443,506,384)
Share Transactions:
Proceeds from sale of shares	121,375,811,957	247,921,292,060
Putnam Prime Money Market Fund purchase in-kind	—	12,318,195,817
Net asset value of shares issued to shareholders in payment of distributions declared	13,969,220	182,411,258
Cost of shares redeemed	(126,596,162,075)	(237,855,585,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,206,380,898)	22,566,313,826
Change in net assets	(5,206,306,795)	22,566,891,675
Net Assets:
Beginning of period	48,116,092,094	25,549,200,419
End of period (including undistributed (distributions in excess of) net investment income of $40,033 and $(3,479), respectively)	$42,909,785,299	$48,116,092,094
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
20

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Semi-Annual Shareholder Report
21

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,287,726,726	$110,287,726,726	218,798,840,824	$218,798,840,824
Putnam Prime Money Market Fund purchase in-kind	—	—	12,093,621,126	12,109,266,710
Shares issued to shareholders in payment of distributions declared	13,770,676	13,770,676	151,562,664	151,562,664
Shares redeemed	(113,577,440,398)	(113,577,440,398)	(209,910,551,458)	(209,910,551,458)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,275,942,996)	$(3,275,942,996)	21,133,473,156	$21,149,118,740
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,060,505,996	$10,060,505,996	26,852,583,012	$26,852,583,012
Putnam Prime Money Market Fund purchase in-kind	—	—	208,659,164	208,929,107
Shares issued to shareholders in payment of distributions declared	176,489	176,489	28,179,929	28,179,929
Shares redeemed	(11,929,620,639)	(11,929,620,639)	(25,980,856,376)	(25,980,856,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,868,938,154)	$(1,868,938,154)	1,108,565,729	$1,108,835,672
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,579,235	$1,027,579,235	2,269,868,224	$2,269,868,224
Shares issued to shareholders in payment of distributions declared	22,055	22,055	2,668,665	2,668,665
Shares redeemed	(1,089,101,038)	(1,089,101,038)	(1,964,177,475)	(1,964,177,475)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(61,499,748)	$(61,499,748)	308,359,414	$308,359,414
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,206,380,898)	$(5,206,380,898)	22,550,398,299	$22,566,313,826

4. federal tax information

At July 31, 2009, the Fund had a capital loss carryforward of $10,675,688 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$4,647
2013	$2,522
2014	$53,682
2015	$24,466
2016	$65,766
2017	$10,524,605

5. purchase in-kind

On September 24, 2008, the Fund received an in-kind subscription of securities and other assets from Putnam Prime Money Market Fund for $12,109,266,710 in exchange for 12,093,621,126 shares of the Fund's Institutional Shares. Additionally, securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of the Fund's Institutional Service Shares.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $17,968,298 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $364,934 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $297,278 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $568,147 of shareholder services fees and $22,245 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $2,520,921 of Service Fees and $424,414 of account administration fees. This waiver/reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,133,844,875 and $1,805,260,000, respectively.

Semi-Annual Shareholder Report
24

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

7. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though Semi-Annual Shareholder Report
25

some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Prime Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
28

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.017	0.040	0.052	0.043	0.023
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.017	0.040	0.052	0.043	0.023
Less Distributions:
Distributions from net investment income	(0.001)	(0.017)	(0.040)	(0.052)	(0.043)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.14%	1.73%	4.09%	5.35%	4.40%	2.30%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.22%	0.17%	0.17%	0.17%	0.17%
Net investment income	0.28%[4]	1.66%	4.13%	5.24%	4.32%	2.17%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.12%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,312,044	$8,831,803	$7,344,142	$10,023,082	$6,708,463	$5,799,231
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.015	0.038	0.050	0.041	0.020
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.015	0.038	0.050	0.041	0.020
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.015)	(0.038)	(0.050)	(0.041)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.48%	3.83%	5.09%	4.14%	2.05%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.47%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.07%[4]	1.49%	3.74%	4.99%	4.11%	1.98%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.12%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,353,185	$2,138,614	$2,319,962	$2,282,934	$1,755,737	$1,263,130
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.016	0.039	0.051	0.042	0.022
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.016	0.039	0.051	0.042	0.022
Less Distributions:
Distributions from net investment income	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.09%	1.64%	3.99%	5.25%	4.29%	2.20%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.30%	0.27%	0.27%	0.27%	0.27%
Net investment income	0.19%[4]	1.89%	3.70%	5.14%	4.28%	2.19%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.12%	0.12%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$689,915	$1,162,306	$4,799,985	$2,534,174	$1,427,494	$1,169,349
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.40	$1.06
Institutional Service Shares	$1,000	$1,000.30	$2.17
Institutional Capital Shares	$1,000	$1,000.90	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.04	$2.19
Institutional Capital Shares	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.43%
Institutional Capital Shares	0.31%
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.1%
Variable Rate Demand Instruments	21.4%
Bank Instruments	20.2%
Repurchase Agreements	16.1%
Other Assets and Liabilities — Net[2]	(2.8)%
TOTAL	100.0%

At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.5%[4]
8-30 Days	21.0%
31-90 Days	25.8%
91-180 Days	2.5%
181 Days or more	2.0%
Other Assets and Liabilities — Net[2]	(2.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 33.6% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.7%
		Finance@0018Automotive – 1.5%
$25,745,465	[1,2]	Ally Auto Receivables Trust 2009-A, Class A1, 0.396%, 9/15/2010	25,745,465
46,130,297		BMW Canada Auto Trust (Series 2009-1), Class A1, 0.673%, 10/20/2010	46,130,297
2,993,730	[1,2]	Bank of America Auto Trust 2009-3, Class A1, 0.296%, 11/15/2010	2,993,730
40,000,000	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	40,000,000
25,553,970		Honda Auto Receivables Owner Trust 2009-3, Class A1, 0.754%, 7/15/2010	25,553,970
14,238,371		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	14,237,591
5,758,178	[1]	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	5,758,178
		TOTAL	160,419,231
		Finance@0018Equipment – 1.2%
43,903,355		GE Equipment Midticket LLC (Series 2009-1), Class A1, 0.500%, 9/15/2010	43,903,355
68,543,014	[1,2]	GE Equipment Small Ticket LLC (Series 2009-1), Class A1, 0.381%, 11/15/2010	68,543,014
10,049,822		John Deere Owner Trust 2009-A, Class A1, 1.131%, 7/2/2010	10,049,822
		TOTAL	122,496,191
		TOTAL ASSET-BACKED SECURITIES	282,915,422
		Certificates of Deposit – 20.2%
		Finance@0018Banking – 20.2%
150,000,000		BNP Paribas SA, 0.220%, 4/14/2010	150,000,000
275,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.255% — 0.275%, 3/2/2010 — 3/17/2010	275,001,159
320,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.190% — 0.240%, 2/22/2010 — 2/23/2010	320,000,000
40,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	40,000,000
214,000,000		Bayerische Landesbank, 0.390% — 0.400%, 3/15/2010 — 3/22/2010	214,002,594
275,000,000		Calyon, Paris, 0.280% — 0.450%, 2/1/2010 — 2/22/2010	275,000,000
122,000,000		Fifth Third Bank, Cincinnati, 0.295%, 2/1/2010	122,000,000
70,000,000		Landesbank Baden-Wuerttemberg, 0.320%, 2/10/2010	70,000,000
100,000,000		Landesbank Hessen-Thueringen, 0.250%, 3/8/2010	100,000,000
347,500,000		Societe Generale, Paris, 0.240% — 0.500%, 2/1/2010 — 4/23/2010	347,500,000
175,000,000		State Street Bank and Trust Co., 0.340%, 4/6/2010	175,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,088,503,753
Semi-Annual Shareholder Report
7

Principal Amount			Value
		Collateralized Loan Agreements – 23.4%
		Finance@0018Banking – 23.4%
$100,000,000		BNP Paribas Securities Corp., 0.580%, 2/1/2010	100,000,000
335,000,000		Banc of America Securities LLC, 0.410% — 0.630%, 2/1/2010 — 4/19/2010	335,000,000
296,400,000		Barclays Capital, Inc., 0.450% — 0.550%, 3/10/2010 — 4/26/2010	296,400,000
465,000,000		Citigroup Global Markets, Inc., 0.530% — 0.630%, 2/1/2010	465,000,000
500,000,000		Deutsche Bank Securities, Inc., 0.600% — 0.630%, 2/1/2010	500,000,000
50,000,000		Mizuho Securities USA, Inc., 0.250%, 2/1/2010	50,000,000
197,000,000		Natixis Financial Products Inc., 0.400%, 2/4/2010 — 2/8/2010	197,000,000
75,000,000		RBC Capital Markets Corp., 0.330%, 2/1/2010	75,000,000
150,000,000		RBS Securities, Inc., 0.580%, 2/3/2010	150,000,000
250,000,000		Wells Fargo Securities, LLC, 0.350%, 2/1/2010	250,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,418,400,000
		Commercial Paper – 15.2%;3
		Aerospace/Auto – 1.0%
102,700,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.270% — 0.320%, 2/8/2010 — 3/24/2010	102,684,524
		Consumer Products – 0.5%
49,700,000		Clorox Co., 0.220% — 0.230%, 2/18/2010 — 2/26/2010	49,693,138
		Diversified – 0.1%
15,600,000	[1,2]	ITT Corp., 0.200%, 2/5/2010	15,599,653
		Finance@0018Automotive – 0.2%
20,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.550%, 6/25/2010	19,956,000
		Finance@0018Banking – 10.5%
186,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/2010 — 3/18/2010	185,939,004
100,000,000		Bank of America Corp., 0.200%, 4/28/2010	99,952,222
158,000,000	[1,2]	Clipper Receivables Company LLC, 0.210% — 0.355%, 4/5/2010 — 5/10/2010	157,892,227
100,000,000	[1,2]	Grampian Funding LLC, 0.250%, 2/5/2010	99,997,222
300,000,000		ING (U.S.) Funding LLC, 0.300%, 2/5/2010	299,990,000
145,000,000		Landesbank Baden-Wuerttemberg, 0.300%, 3/16/2010	144,948,042
100,774,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 3/1/2010 — 3/17/2010	100,752,395
		TOTAL	1,089,471,112
		Finance@0018Commercial – 1.7%
173,500,000	[1,2]	Versailles Commercial Paper LLC, 0.230% — 0.250%, 2/4/2010 — 2/11/2010	173,492,144
		Food & Beverage – 0.9%
96,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.220% — 0.350%, 2/5/2010 — 3/5/2010	95,986,656
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Retail – 0.3%
$26,700,000		Safeway Inc., 0.250%, 2/22/2010 — 2/24/2010	26,696,013
		TOTAL COMMERCIAL PAPER	1,573,579,240
		Corporate Bond – 1.4%
		Finance@0018Banking – 1.4%
150,000,000		JPMorgan Chase Bank, N.A., 0.230%, 2/2/2011	150,000,000
		Government Agency – 2.4%
		Government Agency – 2.4%
250,000,000		FHLB System, 0.400% — 0.800%, 3/11/2010 — 1/19/2011	249,994,161
		Notes@0018Variable – 21.4%;4
		Finance@0018Banking – 18.3%
995,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	995,000
3,910,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,910,000
13,780,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	13,780,000
50,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.260%, 2/4/2010	50,000
2,650,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 0.950%, 2/4/2010	2,650,000
250,000,000		Australia & New Zealand Banking Group, Melbourne, 0.251% — 0.281%, 2/23/2010 — 2/26/2010	250,000,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.261%, 2/25/2010	100,000,000
1,050,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	1,050,000
3,800,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.380%, 2/3/2010	3,800,000
150,000,000		Barclays Bank PLC, 0.451%, 2/26/2010	150,000,000
6,285,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	6,285,000
12,895,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.630%, 2/4/2010	12,895,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/4/2010	12,000,000
5,865,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.280%, 2/4/2010	5,865,000
6,555,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	6,555,000
5,345,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.350%, 2/3/2010	5,345,000
406,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2010	406,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$10,925,000	Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 2/4/2010	10,925,000
4,395,000	Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.330%, 2/3/2010	4,395,000
5,730,000	Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	5,730,000
2,940,000	Commerce Towers LLC, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,940,000
5,500,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	5,500,000
9,475,000	Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 0.630%, 2/4/2010	9,475,000
765,000	Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.830%, 2/4/2010	765,000
5,245,000	Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.260%, 2/4/2010	5,245,000
6,305,000	DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.750%, 2/4/2010	6,305,000
4,285,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	4,285,000
1,440,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/5/2010	1,440,000
1,545,000	Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/4/2010	1,545,000
1,023,000	First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	1,023,000
9,340,000	Frogtown LLC, (Series 2004), (Comerica Bank LOC), 0.700%, 2/4/2010	9,340,000
12,610,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.950%, 2/4/2010	12,610,000
2,135,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/5/2010	2,135,000
35,520,000	Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.330%, 2/4/2010	35,520,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.350%, 2/3/2010	16,700,000
1,285,000	Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	1,285,000
820,000	Guilford Capital LLC, (Series 2002 — D), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	820,000
2,650,000	Guilford Capital LLC, (Series 2002 — E), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	2,650,000
3,745,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	3,745,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	4,500,000
3,780,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,780,000
3,825,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	3,825,000
410,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 0.700%, 2/4/2010	410,000
141,000,000		JPMorgan Chase Bank, N.A., 0.231%, 2/22/2010	141,000,000
6,225,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	6,225,000
4,360,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.810%, 2/5/2010	4,360,000
6,160,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	6,160,000
25,000,000		Lloyds TSB Bank PLC, London, 0.233%, 2/8/2010	25,000,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	16,000,000
18,190,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	18,190,000
3,535,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.930%, 2/2/2010	3,535,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/4/2010	3,000,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.360%, 2/3/2010	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.390%, 2/3/2010	65,000,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 0.690%, 2/4/2010	16,300,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.253%, 4/7/2010	100,000,000
28,560,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.500%, 2/4/2010	28,560,000
4,835,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.300%, 2/4/2010	4,835,000
8,025,000		Shepherd Capital LLC, Trade Center 2004-A, (Fifth Third Bank, Cincinnati LOC), 0.630%, 2/4/2010	8,025,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$6,155,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.660%, 2/4/2010	6,155,000
19,175,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.250%, 2/4/2010	19,175,000
650,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 2/4/2010	650,000
8,300,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/5/2010	8,300,000
7,455,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.300%, 2/4/2010	7,455,000
100,000,000		Toronto Dominion Bank, 0.231%, 2/9/2010	100,000,000
7,375,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.230%, 2/4/2010	7,375,000
754,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/4/2010	754,000
9,045,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.300%, 2/4/2010	9,045,000
6,025,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/5/2010	6,025,000
519,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% — 0.283%, 2/4/2010 — 2/16/2010	519,000,000
7,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/4/2010	7,610,000
5,585,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.910%, 2/3/2010	5,585,000
7,380,000		Yonkers, NY IDA, JME Associates, (LLC Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.280%, 2/4/2010	7,380,000
3,000,000		York County, PA IDA, (Series 2003-B), 3.000%, 2/4/2010	3,000,000
		TOTAL	1,894,978,000
		Finance@0018Commercial – 2.1%
213,590,000		General Electric Capital Corp., 0.449% — 0.731%, 2/1/2010 — 2/20/2010	214,214,463
		Finance@0018Retail – 0.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.788%, 2/16/2010	43,000,000
		Government Agency – 0.0%
3,925,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 2/4/2010	3,925,000
		Health Care – 0.6%
60,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	60,000,000
		TOTAL NOTES — VARIABLE	2,216,117,463
Semi-Annual Shareholder Report
12

Principal Amount		Value
	Repurchase Agreements – 16.1%
$235,000,000	Interest in $4,785,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,785,047,850 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $4,904,283,310.	235,000,000
796,572,000	Interest in $8,500,000,000 joint repurchase agreement 0.12%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,500,085,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 8/1/2047 and the market value of those underlying securities was $8,675,249,388.	796,572,000
350,000,000	Interest in $600,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,005,500 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $612,005,628.	350,000,000
285,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 1/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,010,833 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,011,131.	285,000,000
	TOTAL REPURCHASE AGREEMENTS	1,666,572,000
	TOTAL INVESTMENTS — 102.8% (AT AMORTIZED COST)[5]	10,646,082,039
	OTHER ASSETS AND LIABILITES - NET — (2.8)%[6]	(290,937,732)
	TOTAL NET ASSETS — 100%	$10,355,144,307
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,234,631,817, which represented 11.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,188,873,639, which represented 11.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
Semi-Annual Shareholder Report
13

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$1,666,572,000
Investments in securities	8,979,510,039
Total investments in securities, at amortized cost and value		$10,646,082,039
Income receivable		3,825,166
Receivable for shares sold		391,135
TOTAL ASSETS		10,650,298,340
Liabilities:
Payable for investments purchased	291,000,000
Payable for shares redeemed	2,999,828
Bank overdraft	83,718
Payable for Directors'/Trustees' fees	10,590
Payable for shareholder services fee (Note 4)	281,549
Income distribution payable	611,582
Accrued expenses	166,766
TOTAL LIABILITIES		295,154,033
Net assets for 10,355,130,096 shares outstanding		$10,355,144,307
Net Assets Consist of:
Paid-in capital		$10,355,130,096
Accumulated net realized gain on investments		925
Undistributed net investment income		13,286
TOTAL NET ASSETS		$10,355,144,307
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,312,044,106 ÷ 8,311,676,590 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,353,184,921 ÷ 1,353,475,938 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$689,915,280 ÷ 689,977,568 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$29,138,435
Expenses:
Investment adviser fee (Note 4)		$11,883,121
Administrative personnel and services fee (Note 4)		4,614,329
Custodian fees		213,346
Transfer and dividend disbursing agent fees and expenses		142,157
Directors'/Trustees' fees		1,777
Auditing fees		10,334
Legal fees		3,870
Portfolio accounting fees		90,685
Shareholder services fee — Institutional Service Shares (Note 4)		2,013,468
Shareholder services fee — Institutional Capital Shares (Note 4)		477,130
Account administration fee — Institutional Service Shares		297,491
Account administration fee — Institutional Capital Shares		15,938
Share registration costs		87,979
Printing and postage		38,887
Insurance premiums		16,270
Miscellaneous		573,093
TOTAL EXPENSES		20,479,875
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(5,074,864)
Waiver of administrative personnel and services fee	(92,802)
Waiver of shareholder services fee — Institutional Service Shares	(216,079)
Reimbursement of shareholder services fee — Institutional Service Shares	(83,206)
TOTAL WAIVERS AND REIMBURSEMENT		(5,466,951)
Net expenses			15,012,924
Net investment income			14,125,511
Net realized gain on investments			925
Change in net assets resulting from operations			$14,126,436
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,125,511	$171,274,829
Net realized gain on investments	925	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,126,436	171,274,829
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,320,394)	(117,904,166)
Institutional Service Shares	(586,310)	(28,077,257)
Institutional Capital Shares	(943,922)	(25,193,622)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,850,626)	(171,175,045)
Share Transactions:
Proceeds from sale of shares	31,312,517,948	68,719,257,662
Net asset value of shares issued to shareholders in payment of distributions declared	7,203,187	105,245,936
Cost of shares redeemed	(33,097,575,596)	(71,155,969,129)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,777,854,461)	(2,331,465,531)
Change in net assets	(1,777,578,651)	(2,331,365,747)
Net Assets:
Beginning of period	12,132,722,958	14,464,088,705
End of period (including undistributed (distributions in excess of) net investment income of $13,286 and $(261,599), respectively)	$10,355,144,307	$12,132,722,958
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fleet Leasing Receivables Trust 2010-1, Class A1, 0.469%, 2/15/2011	1/25/2010	$40,000,000	$40,000,000
NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	3/9/2009	$5,758,178	$5,758,178

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,927,505,253	$27,927,505,253	60,196,020,359	$60,196,020,359
Shares issued to shareholders in payment of distributions declared	6,038,708	6,038,708	73,233,931	73,233,931
Shares redeemed	(28,453,515,093)	(28,453,515,093)	(58,781,306,784)	(58,781,306,784)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(519,971,132)	$(519,971,132)	1,487,947,506	$1,487,947,506
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,094,809,400	$2,094,809,400	5,879,980,821	$5,879,980,821
Shares issued to shareholders in payment of distributions declared	438,163	438,163	21,608,666	21,608,666
Shares redeemed	(2,880,714,572)	(2,880,714,572)	(6,082,851,726)	(6,082,851,726)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(785,467,009)	$(785,467,009)	(181,262,239)	$(181,262,239)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,203,295	$1,290,203,295	2,643,256,482	$2,643,256,482
Shares issued to shareholders in payment of distributions declared	726,316	726,316	10,403,339	10,403,339
Shares redeemed	(1,763,345,931)	(1,763,345,931)	(6,291,810,619)	(6,291,810,619)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(472,416,320)	$(472,416,320)	(3,638,150,798)	$(3,638,150,798)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,777,854,461)	$(1,777,854,461)	(2,331,465,531)	$(2,331,465,531)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $5,074,864 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $92,802 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $83,206 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $216,079 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,465,000 and $18,865,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Prime Value Obligations Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N567
Cusip 60934N583
Cusip 60934N575

Q450201 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.028	0.034	0.029	0.017
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.028	0.034	0.029	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.028)	(0.034)	(0.029)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.015)	(0.028)	(0.034)	(0.029)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	1.49%	2.79%	3.50%	2.91%	1.75%
Ratios to Average Net Assets:
Net expenses	0.22%[4,5]	0.23%[4]	0.20%[4]	0.20%	0.20%	0.20%
Net investment income	0.20%[5]	1.34%	2.67%	3.45%	2.82%	1.78%
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.09%	0.09%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,530,439	$14,743,753	$10,053,590	$6,652,945	$5,941,736	$8,460,989
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22%, 0.23% and 0.20% for the six months ended January 31, 2010 and for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.012	0.025	0.032	0.026	0.015
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.012	0.025	0.032	0.026	0.015
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)	(0.015)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.24%	2.54%	3.24%	2.65%	1.50%
Ratios to Average Net Assets:
Net expenses	0.39%[4,5]	0.48%[4]	0.45%[4]	0.45%	0.45%	0.45%
Net investment income	0.03%[5]	1.13%	2.52%	3.20%	2.61%	1.53%
Expense waiver/reimbursement[6]	0.15%[5]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,184,316	$2,924,183	$2,623,669	$2,645,622	$2,066,260	$2,073,222
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.48% and 0.45% for the six months ended January 31, 2010 and for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$1.11
Institutional Service Shares	$1,000	$1,000.30	$1.97[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$1.12
Institutional Service Shares	$1,000	$1,023.24	$1.99[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.22%
Institutional Service Shares	0.39%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $2.32 and 2.35, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.2%
Municipal Notes	21.5%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2010, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.4%
8-30 Days	2.4%
31-90 Days	1.8%
91-180 Days	10.4%
181 Days or more	8.8%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 2.3%
$20,865,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	20,865,000
98,250,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.250%, 2/3/2010	98,250,000
17,900,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.200%, 2/5/2010	17,900,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	23,000,000
17,745,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.250%, 2/4/2010	17,745,000
3,135,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	3,135,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.430%, 2/5/2010	1,750,000
5,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
8,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.200%, 2/4/2010	8,500,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	31,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.230%, 2/1/2010	18,950,000
1,600,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,600,000
20,500,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	20,500,000
13,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	13,000,000
15,870,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	15,870,000
		TOTAL	297,065,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Arizona – 1.3%
$1,100,000	Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	1,100,000
3,415,000	Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	3,415,000
7,000,000	Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/3/2010	7,000,000
1,800,000	Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	1,800,000
14,000,000	Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.250%, 2/4/2010	14,000,000
4,150,000	Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	4,150,000
5,000,000	Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	5,000,000
3,590,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.200%, 2/4/2010	3,590,000
6,750,000	Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.230%, 2/3/2010	6,750,000
2,555,000	Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	2,555,000
3,500,000	Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.300%, 2/4/2010	3,500,000
8,950,000	Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.300%, 2/3/2010	8,950,000
42,875,000	Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	42,875,000
34,400,000	Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	34,400,000
13,325,000	Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	13,325,000
3,345,000	Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.200%, 2/4/2010	3,345,000
3,885,000	Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.290%, 2/3/2010	3,885,000
8,615,000	Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.300%, 2/4/2010	8,615,000
Semi-Annual Shareholder Report

Principal Amount		Value
$2,300,000	Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.200%, 2/4/2010	2,300,000
	TOTAL	170,555,000
	Arkansas – 0.2%
19,560,000	Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	19,560,000
	California – 7.4%
114,600,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	114,600,000
99,825,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.200%, 2/4/2010	99,825,000
98,900,000	Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 2/4/2010	98,900,000
10,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.400%, 2/4/2010	10,000,000
59,280,000	California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	59,280,000
55,000,000	California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,426,709
12,000,000	California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,096,600
50,000,000	California State Department of Water Resources Power Supply Program, (Series 2002 C-8) Weekly VRDNs (GTD by Bayerische Landesbank) LOC), 0.150%, 2/4/2010	50,000,000
14,000,000	California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 2/4/2010	14,000,000
14,500,000	California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	14,500,000
10,280,000	California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/1/2010	10,280,000
35,000,000	California State, Economic Recovery Bonds (Series 2004C-3) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	35,000,000
25,000,000	California State, GO Tax Exempt Notes, 0.30% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/3/2010	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$31,505,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/8/2010	31,505,000
22,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	22,000,000
26,486,000		California State, GO Tax Exempt Notes, 0.50% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/23/2010	26,486,000
4,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.240%, 2/4/2010	4,500,000
50,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,659,823
15,235,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/3/2010	15,235,000
25,925,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0118) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.170%, 2/4/2010	25,925,000
65,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	65,000,000
25,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	25,000,000
16,395,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 2/4/2010	16,395,000
11,590,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	11,590,000
11,505,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	11,505,000
10,500,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
20,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	20,166,714
		TOTAL	935,375,846
Semi-Annual Shareholder Report

Principal Amount			Value
		Colorado – 1.6%
$4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	6,510,000
23,580,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	23,580,000
15,425,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	15,425,000
9,965,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	9,965,000
2,265,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	2,265,000
3,900,000		Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	3,900,000
10,000,000		Colorado HFA, (2006 Series C-2) Weekly VRDNs (FHLB of Topeka LIQ), 0.190%, 2/3/2010	10,000,000
10,875,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.220%, 2/3/2010	10,875,000
78,125,000		Colorado State, 2.00% TRANs, 6/25/2010	78,600,619
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	8,625,000
10,000,000		Denver (City & County), CO, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	10,000,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	11,765,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 2/1/2010	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	7,455,000
		TOTAL	206,600,619
		Connecticut – 0.7%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	21,800,000
50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	50,179,324
13,000,000	[3,4]	Connecticut State, PUTTERS (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	13,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,900,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/4/2010	4,900,000
		TOTAL	89,879,324
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 2/4/2010	6,900,000
		District of Columbia – 0.8%
4,710,000		District of Columbia Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2010	4,710,000
11,000,000		District of Columbia Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	11,000,000
1,700,000		District of Columbia Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	1,700,000
13,900,000		District of Columbia Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/4/2010	13,900,000
13,200,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	13,200,000
4,000,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,000,000
9,270,000		District of Columbia, (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	9,270,000
15,590,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	15,590,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	26,665,000
		TOTAL	100,035,000
		Florida – 7.3%
19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	19,300,000
31,725,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	31,725,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 2/4/2010	42,020,000
Semi-Annual Shareholder Report

Principal Amount			Value
$28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 2/4/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.200%, 2/4/2010	10,000,000
23,575,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	23,575,000
15,210,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	15,210,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,032,203
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	17,000,000
4,000,000		Dade County, FL IDA, (Series 1985C) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.200%, 2/3/2010	4,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	13,000,000
18,000,000		Florida Local Government Finance Commission, (Series A), 0.30% CP (Wachovia Bank N.A. LOC), Mandatory Tender 3/4/2010	18,000,000
15,490,000	[3,4]	Florida State Board of Education, PZ-198, 0.34% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2010	15,490,000
13,380,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 2/1/2010	13,380,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	4,705,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.170%, 2/4/2010	5,000,000
20,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Calyon, Paris LOC), 0.180%, 2/4/2010	20,000,000
24,700,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.190%, 2/4/2010	24,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,000,000		Highlands County, FL Health Facilities Authority, (Series 2005I) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group), 0.160%, 2/4/2010	15,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.190%, 2/4/2010	27,750,000
19,035,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Harris, N.A. LOC), 0.180%, 2/4/2010	19,035,000
3,865,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	3,865,000
28,000,000		Indian River County School District, FL, (Series 2009), 2.00% TANs, 6/30/2010	28,171,131
28,400,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/3/2010	28,400,000
2,000,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	2,000,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.170%, 2/3/2010	6,505,000
37,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.250%, 2/3/2010	37,645,000
605,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	605,000
4,900,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	4,900,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	57,440,000
31,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/3/2010	31,000,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.350%, 2/3/2010	5,000,000
5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,300,000
45,360,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	45,360,000
6,905,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	6,905,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	4,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,760,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.230%, 2/4/2010	15,760,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	22,600,000
10,345,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	10,345,000
18,090,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	18,090,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.270%, 2/3/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	8,875,000
17,310,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	17,310,000
6,840,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	6,840,000
13,410,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	13,410,000
3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	3,300,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,150,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	2,125,000
		TOTAL	933,448,334
		Georgia – 3.0%
12,000,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	12,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$4,800,000	Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.400%, 2/3/2010	4,800,000
26,450,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	26,450,000
45,480,000	DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 2/4/2010	45,480,000
7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.210%, 2/4/2010	7,550,000
28,400,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.180%, 2/3/2010	28,400,000
7,000,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	7,000,000
8,060,000	Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	8,060,000
2,200,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	2,200,000
5,025,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	5,025,000
5,700,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,700,000
5,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	5,000,000
31,325,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.170%, 2/3/2010	31,325,000
4,300,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	4,300,000
12,000,000	Fulton County, GA Development Authority, (Series 2009B) Weekly VRDNs (Piedmont Healthcare, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	12,000,000
500,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	500,000
6,000,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	6,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	8,300,000
8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	8,300,000
10,055,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	10,055,000
37,000,000	Hall County & Gainesville, GA Hospital Authority, (Series 2007G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Assured Guaranty Corp. INS)/(Bayerische Landesbank LIQ), 0.300%, 2/3/2010	37,000,000
23,000,000	Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	23,000,000
20,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,055,373
12,000,000	Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	12,000,000
13,765,000	Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	13,765,000
8,965,000	Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	8,965,000
22,975,000	Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	22,975,000
5,600,000	Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,600,000
	TOTAL	381,805,373
	Hawaii – 0.2%
19,000,000	Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.170%, 2/4/2010	19,000,000
	Idaho – 0.9%
15,000,000	Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/3/2010	15,000,000
100,000,000	Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	100,853,475
	TOTAL	115,853,475
Semi-Annual Shareholder Report

Principal Amount			Value
		Illinois – 9.1%
$12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.200%, 2/4/2010	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.220%, 2/4/2010	31,085,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.380%, 2/4/2010	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.380%, 2/4/2010	79,520,000
41,230,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	41,230,000
7,100,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.200%, 2/4/2010	7,100,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.200%, 2/4/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	6,230,000
24,020,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.200%, 2/1/2010	24,020,000
19,860,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.200%, 2/4/2010	19,860,000
14,800,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.200%, 2/4/2010	14,800,000
3,200,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	3,200,000
9,205,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/4/2010	9,205,000
6,750,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 2/3/2010	6,750,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.750%, 2/4/2010	6,980,000
10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,900,000
54,300,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 2/3/2010	54,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 0.650%, 2/4/2010	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	3,700,000
12,870,000		Illinois Finance Authority Weekly VRDNs (Trinity International)/(FHLB of Chicago LOC), 0.170%, 2/4/2010	12,870,000
11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	11,980,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	4,220,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.270%, 2/4/2010	30,000,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	18,000,000
13,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.250%, 2/4/2010	13,000,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/3/2010	38,195,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.200%, 2/3/2010	69,200,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.210%, 2/4/2010	5,185,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	8,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	50,000,000
5,470,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2010	5,470,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.230%, 2/4/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.65% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/10/2010	9,885,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,100,000		Illinois Finance Authority, (Series 2009-F) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	10,100,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(National City Bank LOC), 0.160%, 2/3/2010	7,200,000
2,765,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 2/4/2010	2,765,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/3/2010	6,875,000
9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	9,500,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
12,100,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/1/2010	12,100,000
4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 2/4/2010	4,200,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 2/4/2010	19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.180%, 2/3/2010	20,000,000
47,720,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.210%, 2/4/2010	47,720,000
15,325,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	15,325,000
51,670,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	51,670,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	2,000,000
23,500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	23,500,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	75,000,000
19,980,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	19,980,000
Semi-Annual Shareholder Report

Principal Amount			Value
$14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.200%, 2/4/2010	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 2/4/2010	10,815,000
6,565,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.180%, 2/3/2010	6,565,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/4/2010	2,660,000
22,070,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	22,070,000
		TOTAL	1,162,000,000
		Indiana – 2.5%
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.210%, 2/3/2010	73,400,000
150,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.190%, 2/3/2010	150,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	5,400,000
7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	7,580,000
22,000,000		Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
17,900,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	17,900,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.450%, 2/4/2010	25,985,000
4,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/1/2010	4,500,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	11,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$15,000,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Community Health Network)/(National City Bank LOC), 0.160%, 2/4/2010	15,000,000
7,000,000	Indiana State Finance Authority, (Series 2009 A) Weekly VRDNs (Columbus Regional Hospital, IN)/(National City Bank LOC), 0.200%, 2/3/2010	7,000,000
5,370,000	Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.210%, 2/4/2010	5,370,000
3,720,000	Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.210%, 2/4/2010	3,720,000
15,045,000	Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.220%, 2/4/2010	15,045,000
22,775,000	Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	22,775,000
63,890,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/1/2010	63,890,000
1,735,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.540%, 2/3/2010	1,735,000
6,485,000	Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	6,485,000
	TOTAL	320,435,000
	Iowa – 0.7%
17,000,000	Iowa Finance Authority — Health Facilities, (Series 2009E) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	17,000,000
13,845,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	13,845,000
59,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	59,000,000
	TOTAL	89,845,000
	Kansas – 0.6%
24,890,000	Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	25,174,505
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.200%, 2/4/2010	10,195,000
33,750,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,750,000
	TOTAL	69,119,505
Semi-Annual Shareholder Report

Principal Amount			Value
		Kentucky – 0.7%
$20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/4/2010	20,080,000
2,090,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	2,090,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	6,650,000
58,575,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.180%, 2/4/2010	58,575,000
4,915,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.180%, 2/5/2010	4,915,000
		TOTAL	92,310,000
		Louisiana – 1.7%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.370%, 2/3/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	3,350,000
22,075,000		Louisiana Public Facilities Authority, (Series 1999) Weekly VRDNs (Tiger Athletic Foundation)/(FHLB of Atlanta LOC), 0.190%, 2/4/2010	22,075,000
15,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	15,000,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.210%, 2/3/2010	3,000,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-3) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.160%, 2/3/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 2/4/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.65% TOBs (FSA INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	37,830,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.250%, 2/4/2010	6,435,000
16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/3/2010	16,200,000
		TOTAL	217,890,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Maine – 0.0%
$3,390,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	3,390,000
		Maryland – 1.7%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.200%, 2/4/2010	6,450,000
16,855,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.320%, 2/3/2010	16,855,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,775,000
5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	5,254,639
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	3,555,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/5/2010	555,000
15,000,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 0.210%, 2/4/2010	15,000,000
3,400,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,400,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,185,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,435,000
400,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	400,000
3,100,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.800%, 2/4/2010	3,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/3/2010	5,300,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.210%, 2/3/2010	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	735,000
22,970,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/5/2010	22,970,000
14,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	14,000,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,485,000
4,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,100,000
2,520,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,520,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	6,000,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,150,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2010	10,410,000
16,205,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	16,205,000
13,400,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	13,400,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/2/2010	1,734,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,335,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 2/2/2010	1,230,000
3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2010	3,780,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/1/2010	500,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	9,980,000
		TOTAL	211,893,639
		Massachusetts – 1.2%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,212,642
6,399,347		Chelmsford, MA, 1.25% BANs, 6/17/2010	6,415,765
23,000,000		Commonwealth of Massachusetts, (Series 2005A) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 2/3/2010	23,000,000
10,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300), 0.60% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	10,000,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,522,117
28,815,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/4/2010	28,815,000
11,470,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	11,470,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	22,590,000
5,135,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	5,135,000
4,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.180%, 2/4/2010	4,200,000
35,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.170%, 2/4/2010	35,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,265,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	2,265,000
15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	15,258,345
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,527,975
		TOTAL	154,941,844
		Michigan – 4.6%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.230%, 2/4/2010	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	15,900,000
7,000,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	7,000,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.600%, 2/3/2010	400,000
7,175,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.190%, 2/4/2010	7,175,000
30,350,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.280%, 2/4/2010	30,350,000
2,800,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.200%, 2/1/2010	2,800,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/4/2010	28,000,000
25,750,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.210%, 2/4/2010	25,750,000
25,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.340%, 2/4/2010	25,405,000
52,920,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.350%, 2/3/2010	52,920,000
510,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.170%, 2/3/2010	510,000
22,245,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.180%, 2/4/2010	22,245,000
Semi-Annual Shareholder Report

Principal Amount		Value
$5,310,000	Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	5,310,000
700,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	700,000
3,020,000	Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/1/2010	3,020,000
4,900,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 2/4/2010	4,900,000
3,480,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	3,480,000
47,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,406,132
22,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,197,216
5,855,000	Michigan State Building Authority, (Series 5), 0.25% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/25/2010	5,855,000
6,200,000	Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.190%, 2/4/2010	6,200,000
6,000,000	Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	6,000,000
5,000,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	5,000,000
925,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.230%, 2/1/2010	925,000
5,600,000	Michigan State Hospital Finance Authority, (Series 2008 B-8) Weekly VRDNs (Ascension Health Credit Group), 0.170%, 2/3/2010	5,600,000
2,150,000	Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Healthcare Equipment Loan Program)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	2,150,000
5,000,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	5,000,000
3,870,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.230%, 2/4/2010	3,870,000
14,050,000	Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.250%, 2/1/2010	14,050,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	1,000,000
2,455,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.200%, 2/4/2010	2,455,000
17,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.280%, 2/4/2010	17,280,000
6,910,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.250%, 2/4/2010	6,910,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.210%, 2/4/2010	800,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	1,000,000
114,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	115,101,763
3,025,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/4/2010	3,025,000
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/3/2010	8,700,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	11,000,000
700,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.270%, 2/4/2010	700,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	3,995,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	3,345,000
35,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	35,200,000
		TOTAL	578,630,111
		Minnesota – 1.8%
3,700,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.200%, 2/4/2010	3,700,000
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	1,000,000
5,900,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.200%, 2/4/2010	5,900,000
Semi-Annual Shareholder Report

Principal Amount		Value
$5,800,000	Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	5,800,000
2,300,000	Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/3/2010	2,300,000
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.210%, 2/1/2010	2,600,000
600,000	Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	600,000
8,460,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 2/4/2010	8,460,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.180%, 2/4/2010	6,345,000
51,500,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.200%, 2/1/2010	51,500,000
14,000,000	Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
8,975,000	Minnesota Agricultural and Economic Development Board, (Series 2008C-3) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.200%, 2/1/2010	8,975,000
1,755,000	Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.200%, 2/4/2010	1,755,000
4,400,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.210%, 2/4/2010	4,400,000
13,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,115,754
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.200%, 2/4/2010	4,560,000
3,575,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.210%, 2/5/2010	3,575,000
5,085,000	Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	5,085,000
6,000,000	Rochester, MN Health Care Facility Authority, (Series 2000A), 0.28% CP (Mayo Clinic), Mandatory Tender 6/8/2010	6,000,000
28,810,000	Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.190%, 2/3/2010	28,810,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.190%, 2/3/2010	5,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
6,880,000		Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.190%, 2/4/2010	6,880,000
5,900,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	5,900,000
12,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	12,000,000
4,250,000		St. Francis, MN ISD#015, (Series B), 1.00% TANs (GTD by Minnesota State), 9/20/2010	4,259,348
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.200%, 2/4/2010	5,565,000
2,900,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2010	2,900,000
		TOTAL	230,985,102
		Mississippi – 0.1%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	6,210,000
		Missouri – 1.8%
4,100,000		Cape Girardeau County, MO IDA, (Series 2009B) Weekly VRDNs (Saint Francis Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	4,100,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/3/2010	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	12,400,000
52,000,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 2/4/2010	52,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,200,000		Missouri State HEFA, (Series 2009) Daily VRDNs (Bethesda Heath Group, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/1/2010	7,200,000
26,600,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	26,600,000
7,300,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.200%, 2/3/2010	7,300,000
8,800,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	8,853,971
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	6,000,000
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,403,900
		TOTAL	224,162,871
		Multi-State – 0.1%
10,380,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.250%, 2/4/2010	10,380,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.330%, 2/5/2010	3,485,000
		TOTAL	13,865,000
		Nebraska – 0.6%
75,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	75,000,000
		Nevada – 1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	26,700,000
39,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 2/3/2010	39,350,000
18,975,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/1/2010	18,975,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	13,400,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.190%, 2/3/2010	21,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,970,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/3/2010	5,970,000
		TOTAL	160,795,000
		New Jersey – 3.6%
6,105,800		Cliffside Park, NJ, 1.50% BANs, 3/26/2010	6,111,861
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	21,000,000
10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 2/3/2010	10,000,000
56,955,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs RR II R-12294 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	56,955,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	25,000,000
250,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	251,923,007
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,311,521
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	42,920,000
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,503,141
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,098,460
		TOTAL	459,822,990
		New Mexico – 0.5%
7,000,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York LOC), Mandatory Tender 10/6/2010	7,000,000
55,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	55,000,000
		TOTAL	62,000,000
		New York – 5.5%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,183,547
3,700,000		Bellmore, NY Union Free School District, 1.50% TANs, 6/25/2010	3,713,099
10,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	10,033,270
Semi-Annual Shareholder Report

Principal Amount			Value
$12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/4/2010	12,350,000
36,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.280%, 2/3/2010	36,750,000
34,850,000		Maine-Endwell, NY CSD, 1.50% BANs, 6/25/2010	34,979,791
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.250%, 2/3/2010	32,420,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II-12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.190%, 2/4/2010	17,325,000
5,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.190%, 2/1/2010	5,000,000
28,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.180%, 2/3/2010	28,500,000
13,685,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.210%, 2/1/2010	13,685,000
11,000,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	11,000,000
12,500,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.190%, 2/1/2010	12,500,000
14,100,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	14,100,000
5,600,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/1/2010	5,600,000
10,500,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.170%, 2/4/2010	10,500,000
33,375,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.210%, 2/1/2010	33,375,000
20,000,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.200%, 2/1/2010	20,000,000
26,000,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 0.190%, 2/3/2010	26,000,000
5,000,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.210%, 2/1/2010	5,000,000
33,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.210%, 2/4/2010	33,000,000
194,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center) Mandatory Tender 1/18/2011	194,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$31,730,000	New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/3/2010	31,730,000
24,500,000	New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.230%, 2/3/2010	24,500,000
4,200,000	New York State HFA, West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.170%, 2/3/2010	4,200,000
11,000,000	Tonawanda, NY, 1.50% BANs, 9/9/2010	11,046,676
50,665,000	Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	51,271,470
5,950,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.190%, 2/3/2010	5,950,000
	TOTAL	704,712,853
	North Carolina – 1.0%
50,000,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/4/2010	50,000,000
20,000,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.300%, 0204/2010	20,000,000
7,100,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.200%, 2/3/2010	7,100,000
10,055,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.240%, 2/3/2010	10,055,000
7,215,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	7,215,000
2,200,000	North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,200,000
4,805,000	North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,805,000
7,550,000	North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	7,550,000
7,640,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Bank of America N.A. LIQ), 0.200%, 2/1/2010	7,640,000
4,600,000	North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,600,000
	TOTAL	121,165,000
Semi-Annual Shareholder Report

Principal Amount		Value
	Ohio – 3.5%
$3,125,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.280%, 2/4/2010	3,125,000
4,900,000	Allen County, OH, (Series 2008B) Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	4,900,000
9,285,000	Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	9,285,000
2,800,000	Avon, OH, 1.30% BANs, 5/12/2010	2,803,415
1,825,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,825,000
7,500,000	Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	7,500,000
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	3,000,000
8,000,000	Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,069,628
300,000	Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.300%, 2/4/2010	300,000
3,835,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	3,835,000
4,595,000	Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	4,595,000
21,830,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	21,830,000
2,075,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/4/2010	2,075,000
9,331,000	Fairborn, OH, 2.00% BANs, 5/19/2010	9,351,243
7,365,000	Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	7,365,000
14,705,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.200%, 2/4/2010	14,705,000
8,210,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	8,210,000
15,895,000	Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/4/2010	15,895,000
5,550,000	Green City, OH, 1.75% BANs, 7/9/2010	5,576,235
4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	4,615,000
Semi-Annual Shareholder Report

Principal Amount		Value
$27,975,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 0.180%, 2/4/2010	27,975,000
20,295,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	20,295,000
8,140,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,140,000
15,555,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	15,555,000
34,245,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	34,245,000
3,715,000	Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.000%, 2/4/2010	3,715,000
4,045,000	Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.000%, 2/4/2010	4,045,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	9,305,000
8,100,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,100,000
17,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	17,000,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,800,000
46,500,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.340%, 2/3/2010	46,500,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 2/4/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	10,700,000
13,000,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	13,000,000
3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	3,925,000
7,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.200%, 2/3/2010	7,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$3,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	3,000,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.450%, 2/4/2010	14,085,000
4,900,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	4,900,000
4,870,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	4,870,000
665,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.520%, 2/4/2010	665,000
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.750%, 2/4/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	20,000,000
6,090,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	6,090,000
	TOTAL	447,070,521
	Oklahoma – 0.3%
7,575,000	Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	7,575,000
7,995,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	7,995,000
6,200,000	Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/1/2010	6,200,000
12,240,000	Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,388,819
	TOTAL	34,158,819
	Oregon – 1.5%
15,000,000	Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	15,000,000
146,740,000	Oregon State, 2.50% TANs, 6/30/2010	147,948,735
27,500,000	Oregon State, Veteran's Welfare Bonds (Series 73F) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.180%, 2/3/2010	27,500,000
	TOTAL	190,448,735
Semi-Annual Shareholder Report

Principal Amount			Value
		Pennsylvania – 9.8%
$86,705,000	[3,4]	Allegheny County, PA Hospital Development, (MT-548) Weekly VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	86,705,000
7,245,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	7,245,000
9,615,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	9,615,000
4,800,000		Allegheny County, PA IDA Health & Housing Facilities, (Series 2001B) Daily VRDNs (Longwood at Oakmont, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/1/2010	4,800,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	4,300,000
4,100,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	4,100,000
14,140,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	14,140,000
2,310,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	2,310,000
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 2/3/2010	10,000,000
5,600,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.180%, 2/3/2010	5,600,000
20,535,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.200%, 2/3/2010	20,535,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.180%, 2/3/2010	28,525,000
15,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 2/4/2010	15,000,000
3,500,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.180%, 2/4/2010	3,500,000
4,000,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 0.210%, 2/4/2010	4,000,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	10,000,000
4,800,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.250%, 2/3/2010	4,800,000
Semi-Annual Shareholder Report

Principal Amount		Value
$3,100,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.160%, 2/4/2010	3,100,000
4,500,000	Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.180%, 2/4/2010	4,500,000
8,000,000	Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(FHLB of Pittsburgh LOC), 0.190%, 2/4/2010	8,000,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	7,900,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	28,400,000
6,375,000	Dallastown Area School District, PA, (Series 2009) VRNs, 2.030%, 4/15/2010	6,386,395
5,000,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.190%, 2/4/2010	5,000,000
19,790,000	Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	19,790,000
20,500,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	20,500,000
19,870,000	Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	19,870,000
9,185,000	Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	9,185,000
4,000,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.200%, 2/4/2010	4,000,000
6,000,000	Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	6,000,000
10,000,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.160%, 2/4/2010	10,000,000
3,610,000	Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	3,610,000
52,125,000	Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/4/2010	52,125,000
5,300,000	Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	5,300,000
5,000,000	Lower Merion, PA School District, (Series A of 2009) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.190%, 2/4/2010	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	4,300,000
8,135,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	8,135,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/3/2010	8,650,000
10,940,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.210%, 2/4/2010	10,940,000
5,520,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.190%, 2/4/2010	5,520,000
20,190,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	20,190,000
1,100,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.430%, 2/3/2010	1,100,000
300,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/4/2010	300,000
12,200,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	12,200,000
4,700,000		Pennsylvania EDFA, (Series 2009C), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	4,700,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	4,000,000
10,555,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/3/2010	10,555,000
6,550,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/3/2010	6,550,000
91,845,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	91,845,000
28,200,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	28,200,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,500,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/4/2010	5,030,000
6,220,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	6,220,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.240%, 2/4/2010	3,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.200%, 2/4/2010	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 0.220%, 2/3/2010	11,500,000
10,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	10,000,000
5,040,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/4/2010	5,040,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	9,500,000
10,675,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/4/2010	10,675,000
19,665,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	19,665,000
3,500,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.190%, 2/4/2010	3,500,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.300%, 2/1/2010	10,125,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/4/2010	20,000,000
28,700,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	28,700,000
1,875,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.190%, 2/4/2010	1,875,000
40,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	40,000,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	3,500,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	29,900,000
17,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	17,500,000
Semi-Annual Shareholder Report

Principal Amount		Value
$7,790,000	Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.160%, 2/4/2010	7,790,000
62,500,000	Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	62,950,935
40,395,000	Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	40,395,000
106,875,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.190%, 2/4/2010	106,875,000
29,025,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	29,025,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	51,785,000
3,890,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.200%, 2/4/2010	3,890,000
3,450,000	Somerset County, PA, (Series 2009A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,450,000
3,945,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2010	3,945,000
8,065,000	Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	8,065,000
9,505,000	Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	9,505,000
2,100,000	Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	2,100,000
	TOTAL	1,243,032,330
	Rhode Island – 0.8%
102,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2010), 2.50% TANs, 6/30/2010	102,822,486
	South Carolina – 0.5%
19,595,000	Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.210%, 2/4/2010	19,595,000
9,000,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/4/2010	9,000,000
4,600,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	4,600,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	7,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.200%, 2/4/2010	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.250%, 2/3/2010	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,300,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	4,500,000
		TOTAL	67,515,000
		Tennessee – 2.0%
6,080,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	6,080,000
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	44,850,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	5,465,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	3,030,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	5,000,000
9,525,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-B) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.210%, 2/1/2010	9,525,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	5,800,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,100,000
11,330,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	11,330,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,441,398
20,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	20,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.250%, 2/3/2010	4,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
$8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	8,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	15,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.270%, 2/4/2010	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,804,872
5,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.170%, 2/3/2010	5,200,000
5,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,000,000
3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2010	3,885,000
6,045,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.210%, 2/1/2010	6,045,000
950,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.160%, 2/4/2010	950,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	7,225,000
21,700,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	21,700,000
		TOTAL	259,331,270
		Texas – 9.4%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/3/2010	9,680,000
21,500,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 2/4/2010	21,500,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.210%, 2/4/2010	3,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
$13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/4/2010	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.150%, 2/4/2010	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	11,500,000
10,390,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	10,390,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/4/2010	400,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.30% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2010	20,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/25/2010	20,000,000
6,800,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/1/2010	6,800,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	7,500,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	6,580,000
20,500,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	20,500,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.270%, 2/4/2010	13,000,000
102,220,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.180%, 2/1/2010	102,220,000
7,100,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	7,100,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/4/2010	6,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
$9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.150%, 2/4/2010	9,710,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.220%, 2/1/2010	4,730,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,255,048
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.160%, 2/4/2010	8,945,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C), 0.65% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	18,965,000
7,950,000		North Central Texas HFDC, (Series 2006C) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.200%, 2/3/2010	7,950,000
24,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.200%, 2/4/2010	24,255,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.190%, 2/3/2010	29,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.240%, 2/3/2010	28,000,000
13,230,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/1/2010	13,230,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	37,000,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.400%, 2/4/2010	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.400%, 2/4/2010	160,405,000
15,880,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.270%, 2/3/2010	15,880,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	413,131,167
Semi-Annual Shareholder Report

Principal Amount			Value
$10,430,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	10,430,000
5,395,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.200%, 2/4/2010	5,395,000
		TOTAL	1,194,231,215
		Utah – 0.6%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.250%, 2/3/2010	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.200%, 2/4/2010	47,500,000
		TOTAL	81,715,000
		Vermont – 0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.310%, 2/1/2010	7,815,000
		TOTAL	16,370,000
		Virginia – 2.7%
8,020,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.170%, 2/4/2010	8,020,000
21,945,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	21,945,000
4,500,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.200%, 2/2/2010	4,500,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	15,040,000
3,600,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.250%, 2/4/2010	3,600,000
5,910,000		Fairfax County, VA IDA, (Series 2005C-1) Daily VRDNs (Inova Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/1/2010	5,910,000
20,000,000		Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$8,203,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	8,203,000
4,250,000	Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,250,000
4,400,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	4,400,000
4,235,000	Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.300%, 2/3/2010	4,235,000
9,510,000	Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	9,510,000
5,875,000	Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	5,875,000
8,655,000	Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	8,655,000
9,375,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	9,375,000
7,600,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	7,600,000
3,850,000	Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	3,850,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	21,000,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	21,000,000
6,275,000	Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.250%, 2/3/2010	6,275,000
5,915,000	Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	5,915,000
4,000,000	Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.160%, 2/3/2010	4,000,000
10,820,000	Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	10,820,000
11,000,000	Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	11,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$13,100,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	13,100,000
36,925,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	36,925,000
41,925,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	41,925,000
6,810,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	6,810,000
3,430,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	3,430,000
2,880,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.300%, 2/3/2010	2,880,000
12,100,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 0.250%, 2/4/2010	12,100,000
		TOTAL	342,148,000
		Washington – 0.7%
9,300,000	[3,4]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/1/2010	9,300,000
3,390,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	3,390,000
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,384,967
13,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009B), 2.00% BANs, 8/5/2010	13,100,717
11,000,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.200%, 2/3/2010	11,000,000
2,500,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.210%, 2/1/2010	2,500,000
6,900,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	6,900,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	17,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
$6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	6,065,000
360,000		Washington State Housing Finance Commission, (Series 2007B) Weekly VRDNs (Eastside Catholic School)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	360,000
240,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	240,000
		TOTAL	93,640,684
		West Virginia – 0.1%
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	7,600,000
		TOTAL	17,600,000
		Wisconsin – 2.8%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/4/2010	22,000,000
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,765,924
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,030,612
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,468,041
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,228,519
12,500,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/1/2010	12,500,000
6,005,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	6,005,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.210%, 2/4/2010	51,000,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.250%, 2/4/2010	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	6,490,000
4,145,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	4,145,000
Semi-Annual Shareholder Report

Principal Amount		Value
$20,000,000	Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	20,000,000
39,400,000	Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	39,400,000
100,000,000	Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	100,741,416
	TOTAL	356,044,512
	Wyoming – 0.1%
9,000,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	9,000,000
3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	3,760,000
	TOTAL	12,760,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	12,694,140,458
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	20,614,261
	TOTAL NET ASSETS — 100%	$12,714,754,719
At January 31, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security. At January 31, 2010, the portfolio securities were rated as follows:Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,495,655,000, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,495,655,000, which represented 11.8% of total net assets.
Semi-Annual Shareholder Report

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
INV	— Investment Agreement
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANS	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$12,694,140,458
Income receivable		26,495,159
Receivable for shares sold		2,881,668
TOTAL ASSETS		12,723,517,285
Liabilities:
Payable for shares redeemed	$1,342,615
Bank overdraft	6,743,928
Income distribution payable	390,711
Payable for shareholder services fee (Note 4)	106,987
Accrued expenses	178,325
TOTAL LIABILITIES		8,762,566
Net assets for 12,714,885,068 shares outstanding		$12,714,754,719
Net Assets Consist of:
Paid-in capital		$12,714,865,585
Distributions in excess of net realized gain on investments		(30,772)
Distributions in excess of net investment income		(80,094)
TOTAL NET ASSETS		$12,714,754,719
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,530,438,927 ÷ 10,530,877,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,184,315,792 ÷ 2,184,007,489 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$33,588,999
Expenses:
Investment adviser fee (Note 4)		$15,892,108
Administrative personnel and services fee (Note 4)		6,170,797
Custodian fees		261,834
Transfer and dividend disbursing agent fees and expenses		59,540
Directors'/Trustees' fees		33,978
Auditing fees		9,830
Legal fees		13,816
Portfolio accounting fees		88,794
Shareholder services fee — Institutional Service Shares (Note 4)		2,649,144
Account administration fee — Institutional Service Shares		686,774
Share registration costs		100,492
Printing and postage		42,266
Insurance premiums		15,848
Miscellaneous		623,400
TOTAL EXPENSES		26,648,621
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(5,521,271)
Waiver of administrative personnel and services fee (Note 4)	(123,850)
Waiver of shareholder services fee — Institutional Service Shares (Note 4)	(828,546)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 4)	(251,543)
Reduction of custodian fees (Note 5)	(169,911)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(6,895,121)
Net expenses			19,753,500
Net investment income			13,835,499
Net realized gain on investments			714,416
Change in net assets resulting from operations			$14,549,915
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,835,499	$187,869,366
Net realized gain on investments	714,416	990,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,549,915	188,860,098
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,433,137)	(157,096,111)
Institutional Service Shares	(479,793)	(30,890,006)
Distributions from net realized gain on investments
Institutional Shares	(1,323,607)	(1,996,665)
Institutional Service Shares	(279,914)	(491,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,516,451)	(190,474,124)
Share Transactions:
Proceeds from sale of shares	23,003,207,660	56,367,850,018
Net asset value of shares issued to shareholders in payment of distributions declared	6,820,471	82,255,114
Cost of shares redeemed	(27,962,242,748)	(51,457,814,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,952,214,617)	4,992,291,048
Change in net assets	(4,953,181,153)	4,990,677,022
Net Assets:
Beginning of period	17,667,935,872	12,677,258,850
End of period (including distributions in excess of net investment income of $(80,094) and $(2,663), respectively)	$12,714,754,719	$17,667,935,872
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements include herein are only those of Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Semi-Annual Shareholder Report

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,327,097,493	$20,327,097,493	48,916,295,052	$48,916,295,052
Shares issued to shareholders in payment of distributions declared	6,487,194	6,487,194	69,313,162	69,313,162
Shares redeemed	(24,546,114,128)	(24,546,114,128)	(44,294,123,154)	(44,294,123,154)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,212,529,441)	$(4,212,529,441)	4,691,485,060	$4,691,485,060
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,676,110,167	$2,676,110,167	7,451,554,966	$7,451,554,966
Shares issued to shareholders in payment of distributions declared	333,277	333,277	12,941,952	12,941,952
Shares redeemed	(3,416,128,620)	(3,416,128,620)	(7,163,690,930)	(7,163,690,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(739,685,176)	$(739,685,176)	300,805,988	$300,805,988
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,952,214,617)	$(4,952,214,617)	4,992,291,048	$4,992,291,048

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $5,521,271 of its fee.

  Semi-Annual Shareholder Report

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $123,850 of its fee.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $251,543 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $828,546 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,041,565,000 and $3,861,670,500, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  5. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2010, the Fund's expenses were reduced by $169,911 under these arrangements.

  Semi-Annual Shareholder Report

  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  8. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  Semi-Annual Shareholder Report

  9. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Tax-Free Obligations Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination or these voluntary waivers.

  Semi-Annual Shareholder Report

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Semi-Annual Shareholder Report

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report

  Tax-Free Obligations Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N401
  Cusip 60934N880

  Q450202 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Tax-Free Obligations Fund

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.015	0.028	0.034	0.029	0.017
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.015	0.028	0.034	0.029	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.015)	(0.028)	(0.034)	(0.029)	(0.017)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.015)	(0.028)	(0.034)	(0.029)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	1.49%	2.79%	3.50%	2.91%	1.75%
Ratios to Average Net Assets:
Net expenses	0.22%[4,5]	0.23%[4]	0.20%[4]	0.20%	0.20%	0.20%
Net investment income	0.20%[5]	1.34%	2.67%	3.45%	2.82%	1.78%
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.09%	0.09%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,530,439	$14,743,753	$10,053,590	$6,652,945	$5,941,736	$8,460,989
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22%, 0.23% and 0.20% for the six months ended January 31, 2010 and for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.2%
Municipal Notes	21.5%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.4%
8-30 Days	2.4%
31-90 Days	1.8%
91-180 Days	10.4%
181 Days or more	8.8%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 2.3%
$20,865,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	20,865,000
98,250,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.250%, 2/3/2010	98,250,000
17,900,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.200%, 2/5/2010	17,900,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	23,000,000
17,745,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.250%, 2/4/2010	17,745,000
3,135,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	3,135,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.430%, 2/5/2010	1,750,000
5,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	5,000,000
8,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.200%, 2/4/2010	8,500,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	31,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.230%, 2/1/2010	18,950,000
1,600,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,600,000
20,500,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	20,500,000
13,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	13,000,000
15,870,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	15,870,000
		TOTAL	297,065,000
  Semi-Annual Shareholder Report
  5

Principal Amount		Value
	Arizona – 1.3%
$1,100,000	Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	1,100,000
3,415,000	Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	3,415,000
7,000,000	Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/3/2010	7,000,000
1,800,000	Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	1,800,000
14,000,000	Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Banco Santander, S.A. LOC), 0.250%, 2/4/2010	14,000,000
4,150,000	Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	4,150,000
5,000,000	Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	5,000,000
3,590,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.200%, 2/4/2010	3,590,000
6,750,000	Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.230%, 2/3/2010	6,750,000
2,555,000	Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	2,555,000
3,500,000	Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.300%, 2/4/2010	3,500,000
8,950,000	Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.300%, 2/3/2010	8,950,000
42,875,000	Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	42,875,000
34,400,000	Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	34,400,000
13,325,000	Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	13,325,000
3,345,000	Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.200%, 2/4/2010	3,345,000
3,885,000	Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.290%, 2/3/2010	3,885,000
8,615,000	Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.300%, 2/4/2010	8,615,000
  Semi-Annual Shareholder Report
  6

Principal Amount		Value
$2,300,000	Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.200%, 2/4/2010	2,300,000
	TOTAL	170,555,000
	Arkansas – 0.2%
19,560,000	Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	19,560,000
	California – 7.4%
114,600,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	114,600,000
99,825,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.200%, 2/4/2010	99,825,000
98,900,000	Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 2/4/2010	98,900,000
10,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.400%, 2/4/2010	10,000,000
59,280,000	California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	59,280,000
55,000,000	California School Cash Reserve Program Authority, 2009-2010 Senior Bonds (Series A), 2.50% TRANs, 7/1/2010	55,426,709
12,000,000	California School Cash Reserve Program Authority, 2009-2010 Subordinate Bonds (Series A), 2.50% TRANs (U.S. Bank, N.A. LOC), 7/1/2010	12,096,600
50,000,000	California State Department of Water Resources Power Supply Program, (Series 2002 C-8) Weekly VRDNs (GTD by Bayerische Landesbank) LOC), 0.150%, 2/4/2010	50,000,000
14,000,000	California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 2/4/2010	14,000,000
14,500,000	California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	14,500,000
10,280,000	California State, (Series 2005B-7) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/1/2010	10,280,000
35,000,000	California State, Economic Recovery Bonds (Series 2004C-3) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	35,000,000
25,000,000	California State, GO Tax Exempt Notes, 0.30% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/3/2010	25,000,000
  Semi-Annual Shareholder Report
  7

Principal Amount			Value
$31,505,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/8/2010	31,505,000
22,000,000		California State, GO Tax Exempt Notes, 0.32% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2010	22,000,000
26,486,000		California State, GO Tax Exempt Notes, 0.50% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/23/2010	26,486,000
4,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.240%, 2/4/2010	4,500,000
50,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	50,659,823
15,235,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/3/2010	15,235,000
25,925,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0118) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.170%, 2/4/2010	25,925,000
65,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	65,000,000
25,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	25,000,000
16,395,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 2/4/2010	16,395,000
11,590,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	11,590,000
11,505,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	11,505,000
10,500,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	10,500,000
20,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	20,166,714
		TOTAL	935,375,846
  Semi-Annual Shareholder Report
  8

Principal Amount			Value
		Colorado – 1.6%
$4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	6,510,000
23,580,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	23,580,000
15,425,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	15,425,000
9,965,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	9,965,000
2,265,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2010	2,265,000
3,900,000		Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	3,900,000
10,000,000		Colorado HFA, (2006 Series C-2) Weekly VRDNs (FHLB of Topeka LIQ), 0.190%, 2/3/2010	10,000,000
10,875,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.220%, 2/3/2010	10,875,000
78,125,000		Colorado State, 2.00% TRANs, 6/25/2010	78,600,619
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	8,625,000
10,000,000		Denver (City & County), CO, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	10,000,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	11,765,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 2/1/2010	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	7,455,000
		TOTAL	206,600,619
		Connecticut – 0.7%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	21,800,000
50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	50,179,324
13,000,000	[3,4]	Connecticut State, PUTTERS (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	13,000,000
  Semi-Annual Shareholder Report
  9

Principal Amount			Value
$4,900,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/4/2010	4,900,000
		TOTAL	89,879,324
		Delaware – 0.1%
6,900,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 2/4/2010	6,900,000
		District of Columbia – 0.8%
4,710,000		District of Columbia Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2010	4,710,000
11,000,000		District of Columbia Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	11,000,000
1,700,000		District of Columbia Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	1,700,000
13,900,000		District of Columbia Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/4/2010	13,900,000
13,200,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	13,200,000
4,000,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,000,000
9,270,000		District of Columbia, (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	9,270,000
15,590,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	15,590,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	26,665,000
		TOTAL	100,035,000
		Florida – 7.3%
19,300,000		Alachua County, FL Health Facilities Authority, (Series 2003A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	19,300,000
31,725,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	31,725,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 2/4/2010	42,020,000
  Semi-Annual Shareholder Report
  10

Principal Amount			Value
$28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 2/4/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.200%, 2/4/2010	10,000,000
23,575,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	23,575,000
15,210,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	15,210,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,032,203
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	17,000,000
4,000,000		Dade County, FL IDA, (Series 1985C) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.200%, 2/3/2010	4,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	13,000,000
18,000,000		Florida Local Government Finance Commission, (Series A), 0.30% CP (Wachovia Bank N.A. LOC), Mandatory Tender 3/4/2010	18,000,000
15,490,000	[3,4]	Florida State Board of Education, PZ-198, 0.34% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2010	15,490,000
13,380,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 2/1/2010	13,380,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	4,705,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.170%, 2/4/2010	5,000,000
20,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Calyon, Paris LOC), 0.180%, 2/4/2010	20,000,000
24,700,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.190%, 2/4/2010	24,700,000
  Semi-Annual Shareholder Report
  11

Principal Amount			Value
$15,000,000		Highlands County, FL Health Facilities Authority, (Series 2005I) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group), 0.160%, 2/4/2010	15,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.190%, 2/4/2010	27,750,000
19,035,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Harris, N.A. LOC), 0.180%, 2/4/2010	19,035,000
3,865,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	3,865,000
28,000,000		Indian River County School District, FL, (Series 2009), 2.00% TANs, 6/30/2010	28,171,131
28,400,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/3/2010	28,400,000
2,000,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	2,000,000
6,505,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.170%, 2/3/2010	6,505,000
37,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 0.250%, 2/3/2010	37,645,000
605,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	605,000
4,900,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	4,900,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	57,440,000
31,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/3/2010	31,000,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.350%, 2/3/2010	5,000,000
5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,300,000
45,360,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	45,360,000
6,905,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	6,905,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	4,500,000
  Semi-Annual Shareholder Report
  12

Principal Amount			Value
$15,760,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.230%, 2/4/2010	15,760,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	22,600,000
10,345,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	10,345,000
18,090,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	18,090,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.270%, 2/3/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	8,875,000
17,310,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	17,310,000
6,840,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	6,840,000
13,410,000		Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.240%, 2/1/2010	13,410,000
3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	3,300,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,150,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	2,125,000
		TOTAL	933,448,334
		Georgia – 3.0%
12,000,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	12,000,000
  Semi-Annual Shareholder Report
  13

Principal Amount		Value
$4,800,000	Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.400%, 2/3/2010	4,800,000
26,450,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	26,450,000
45,480,000	DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 2/4/2010	45,480,000
7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.210%, 2/4/2010	7,550,000
28,400,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.180%, 2/3/2010	28,400,000
7,000,000	Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	7,000,000
8,060,000	Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	8,060,000
2,200,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	2,200,000
5,025,000	Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	5,025,000
5,700,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,700,000
5,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	5,000,000
31,325,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.170%, 2/3/2010	31,325,000
4,300,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	4,300,000
12,000,000	Fulton County, GA Development Authority, (Series 2009B) Weekly VRDNs (Piedmont Healthcare, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	12,000,000
500,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	500,000
6,000,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	6,000,000
  Semi-Annual Shareholder Report
  14

Principal Amount		Value
$8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	8,300,000
8,300,000	Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	8,300,000
10,055,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	10,055,000
37,000,000	Hall County & Gainesville, GA Hospital Authority, (Series 2007G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Assured Guaranty Corp. INS)/(Bayerische Landesbank LIQ), 0.300%, 2/3/2010	37,000,000
23,000,000	Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	23,000,000
20,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,055,373
12,000,000	Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	12,000,000
13,765,000	Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	13,765,000
8,965,000	Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	8,965,000
22,975,000	Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	22,975,000
5,600,000	Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,600,000
	TOTAL	381,805,373
	Hawaii – 0.2%
19,000,000	Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.170%, 2/4/2010	19,000,000
	Idaho – 0.9%
15,000,000	Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/3/2010	15,000,000
100,000,000	Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	100,853,475
	TOTAL	115,853,475
  Semi-Annual Shareholder Report
  15

Principal Amount			Value
		Illinois – 9.1%
$12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.200%, 2/4/2010	12,410,000
31,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.220%, 2/4/2010	31,085,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.380%, 2/4/2010	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.380%, 2/4/2010	79,520,000
41,230,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	41,230,000
7,100,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.200%, 2/4/2010	7,100,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.200%, 2/4/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	6,230,000
24,020,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.200%, 2/1/2010	24,020,000
19,860,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.200%, 2/4/2010	19,860,000
14,800,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.200%, 2/4/2010	14,800,000
3,200,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	3,200,000
9,205,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/4/2010	9,205,000
6,750,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 2/3/2010	6,750,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.750%, 2/4/2010	6,980,000
10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,900,000
54,300,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 2/3/2010	54,300,000
  Semi-Annual Shareholder Report
  16

Principal Amount			Value
$1,200,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 0.650%, 2/4/2010	1,200,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	3,700,000
12,870,000		Illinois Finance Authority Weekly VRDNs (Trinity International)/(FHLB of Chicago LOC), 0.170%, 2/4/2010	12,870,000
11,980,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	11,980,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	4,220,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.270%, 2/4/2010	30,000,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	18,000,000
13,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.250%, 2/4/2010	13,000,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/3/2010	38,195,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.200%, 2/3/2010	69,200,000
5,185,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.210%, 2/4/2010	5,185,000
8,000,000		Illinois Finance Authority, (Series 2008-D) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	8,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	50,000,000
5,470,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2010	5,470,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.230%, 2/4/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.65% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/10/2010	9,885,000
  Semi-Annual Shareholder Report
  17

Principal Amount			Value
$10,100,000		Illinois Finance Authority, (Series 2009-F) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	10,100,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(National City Bank LOC), 0.160%, 2/3/2010	7,200,000
2,765,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 2/4/2010	2,765,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/3/2010	6,875,000
9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	9,500,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
12,100,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/1/2010	12,100,000
4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.160%, 2/4/2010	4,200,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 2/4/2010	19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.180%, 2/3/2010	20,000,000
47,720,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.210%, 2/4/2010	47,720,000
15,325,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	15,325,000
51,670,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	51,670,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	2,000,000
23,500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	23,500,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	75,000,000
19,980,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	19,980,000
  Semi-Annual Shareholder Report
  18

Principal Amount			Value
$14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.200%, 2/4/2010	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 2/4/2010	10,815,000
6,565,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.180%, 2/3/2010	6,565,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/4/2010	2,660,000
22,070,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	22,070,000
		TOTAL	1,162,000,000
		Indiana – 2.5%
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.210%, 2/3/2010	73,400,000
150,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.190%, 2/3/2010	150,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	5,400,000
7,580,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	7,580,000
22,000,000		Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
17,900,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	17,900,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.450%, 2/4/2010	25,985,000
4,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/1/2010	4,500,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	11,000,000
  Semi-Annual Shareholder Report
  19

Principal Amount		Value
$15,000,000	Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Community Health Network)/(National City Bank LOC), 0.160%, 2/4/2010	15,000,000
7,000,000	Indiana State Finance Authority, (Series 2009 A) Weekly VRDNs (Columbus Regional Hospital, IN)/(National City Bank LOC), 0.200%, 2/3/2010	7,000,000
5,370,000	Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.210%, 2/4/2010	5,370,000
3,720,000	Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.210%, 2/4/2010	3,720,000
15,045,000	Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.220%, 2/4/2010	15,045,000
22,775,000	Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	22,775,000
63,890,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/1/2010	63,890,000
1,735,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.540%, 2/3/2010	1,735,000
6,485,000	Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	6,485,000
	TOTAL	320,435,000
	Iowa – 0.7%
17,000,000	Iowa Finance Authority — Health Facilities, (Series 2009E) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	17,000,000
13,845,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	13,845,000
59,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.180%, 2/4/2010	59,000,000
	TOTAL	89,845,000
	Kansas – 0.6%
24,890,000	Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	25,174,505
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.200%, 2/4/2010	10,195,000
33,750,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,750,000
	TOTAL	69,119,505
  Semi-Annual Shareholder Report
  20

Principal Amount			Value
		Kentucky – 0.7%
$20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/4/2010	20,080,000
2,090,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	2,090,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	6,650,000
58,575,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.180%, 2/4/2010	58,575,000
4,915,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.180%, 2/5/2010	4,915,000
		TOTAL	92,310,000
		Louisiana – 1.7%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.370%, 2/3/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.250%, 2/3/2010	3,350,000
22,075,000		Louisiana Public Facilities Authority, (Series 1999) Weekly VRDNs (Tiger Athletic Foundation)/(FHLB of Atlanta LOC), 0.190%, 2/4/2010	22,075,000
15,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 2/1/2010	15,000,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.210%, 2/3/2010	3,000,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-3) Weekly VRDNs (Christus Health System)/(Bank of New York LOC), 0.160%, 2/3/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 2/4/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.65% TOBs (FSA INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	37,830,000
6,435,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.250%, 2/4/2010	6,435,000
16,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/3/2010	16,200,000
		TOTAL	217,890,000
  Semi-Annual Shareholder Report
  21

Principal Amount			Value
		Maine – 0.0%
$3,390,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	3,390,000
		Maryland – 1.7%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.200%, 2/4/2010	6,450,000
16,855,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.320%, 2/3/2010	16,855,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	11,310,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,775,000
5,000,000		Howard County, MD Retirement Community Revenue Bonds, (Series 2000A), 8.00% Bonds (Vantage House Corp.)/(United States Treasury PRF 5/15/2010@103), 5/15/2029	5,254,639
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	3,555,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/5/2010	555,000
15,000,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 0.210%, 2/4/2010	15,000,000
3,400,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,400,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,185,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,435,000
400,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	400,000
3,100,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.800%, 2/4/2010	3,100,000
  Semi-Annual Shareholder Report
  22

Principal Amount			Value
$5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/3/2010	5,300,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.210%, 2/3/2010	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	735,000
22,970,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/5/2010	22,970,000
14,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	14,000,000
2,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,485,000
4,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,100,000
2,520,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.190%, 2/5/2010	2,520,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	6,000,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,150,000
10,410,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2010	10,410,000
16,205,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	16,205,000
13,400,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	13,400,000
1,734,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/2/2010	1,734,000
  Semi-Annual Shareholder Report
  23

Principal Amount			Value
$3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,335,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 2/2/2010	1,230,000
3,560,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	3,560,000
3,780,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2010	3,780,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/1/2010	500,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	9,980,000
		TOTAL	211,893,639
		Massachusetts – 1.2%
5,185,000		Arlington, MA, 1.50% BANs, 8/26/2010	5,212,642
6,399,347		Chelmsford, MA, 1.25% BANs, 6/17/2010	6,415,765
23,000,000		Commonwealth of Massachusetts, (Series 2005A) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 2/3/2010	23,000,000
10,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300), 0.60% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	10,000,000
5,500,000		Mashpee, MA, 1.25% BANs, 9/3/2010	5,522,117
28,815,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/4/2010	28,815,000
11,470,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	11,470,000
2,495,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	2,495,000
22,590,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	22,590,000
5,135,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	5,135,000
4,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.180%, 2/4/2010	4,200,000
35,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.170%, 2/4/2010	35,000
  Semi-Annual Shareholder Report
  24

Principal Amount			Value
$2,265,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	2,265,000
15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	15,258,345
12,500,000		Winchester, MA, 1.00% BANs, 7/9/2010	12,527,975
		TOTAL	154,941,844
		Michigan – 4.6%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.230%, 2/4/2010	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	15,900,000
7,000,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	7,000,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.600%, 2/3/2010	400,000
7,175,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.190%, 2/4/2010	7,175,000
30,350,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.280%, 2/4/2010	30,350,000
2,800,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(Harris, N.A. LOC), 0.200%, 2/1/2010	2,800,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/4/2010	28,000,000
25,750,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.210%, 2/4/2010	25,750,000
25,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.340%, 2/4/2010	25,405,000
52,920,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.350%, 2/3/2010	52,920,000
510,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.170%, 2/3/2010	510,000
22,245,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.180%, 2/4/2010	22,245,000
  Semi-Annual Shareholder Report
  25

Principal Amount		Value
$5,310,000	Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	5,310,000
700,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	700,000
3,020,000	Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/1/2010	3,020,000
4,900,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.300%, 2/4/2010	4,900,000
3,480,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	3,480,000
47,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	47,406,132
22,000,000	Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	22,197,216
5,855,000	Michigan State Building Authority, (Series 5), 0.25% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/25/2010	5,855,000
6,200,000	Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.190%, 2/4/2010	6,200,000
6,000,000	Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/3/2010	6,000,000
5,000,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	5,000,000
925,000	Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.230%, 2/1/2010	925,000
5,600,000	Michigan State Hospital Finance Authority, (Series 2008 B-8) Weekly VRDNs (Ascension Health Credit Group), 0.170%, 2/3/2010	5,600,000
2,150,000	Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Healthcare Equipment Loan Program)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	2,150,000
5,000,000	Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	5,000,000
3,870,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.230%, 2/4/2010	3,870,000
14,050,000	Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.250%, 2/1/2010	14,050,000
  Semi-Annual Shareholder Report
  26

Principal Amount			Value
$1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.230%, 2/1/2010	1,000,000
2,455,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.200%, 2/4/2010	2,455,000
17,280,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.280%, 2/4/2010	17,280,000
6,910,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.250%, 2/4/2010	6,910,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.210%, 2/4/2010	800,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	1,000,000
114,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	115,101,763
3,025,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/4/2010	3,025,000
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/3/2010	8,700,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	11,000,000
700,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.270%, 2/4/2010	700,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	3,995,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	3,345,000
35,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	35,200,000
		TOTAL	578,630,111
		Minnesota – 1.8%
3,700,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.200%, 2/4/2010	3,700,000
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	1,000,000
5,900,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.200%, 2/4/2010	5,900,000
  Semi-Annual Shareholder Report
  27

Principal Amount		Value
$5,800,000	Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	5,800,000
2,300,000	Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/3/2010	2,300,000
2,600,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.210%, 2/1/2010	2,600,000
600,000	Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	600,000
8,460,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 2/4/2010	8,460,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.180%, 2/4/2010	6,345,000
51,500,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.200%, 2/1/2010	51,500,000
14,000,000	Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
8,975,000	Minnesota Agricultural and Economic Development Board, (Series 2008C-3) Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.200%, 2/1/2010	8,975,000
1,755,000	Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.200%, 2/4/2010	1,755,000
4,400,000	Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.210%, 2/4/2010	4,400,000
13,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	13,115,754
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.200%, 2/4/2010	4,560,000
3,575,000	Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.210%, 2/5/2010	3,575,000
5,085,000	Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	5,085,000
6,000,000	Rochester, MN Health Care Facility Authority, (Series 2000A), 0.28% CP (Mayo Clinic), Mandatory Tender 6/8/2010	6,000,000
28,810,000	Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.190%, 2/3/2010	28,810,000
  Semi-Annual Shareholder Report
  28

Principal Amount			Value
$5,000,000		Rochester, MN Health Care Facility Authority, (Series 2002B remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.190%, 2/3/2010	5,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
6,880,000		Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.190%, 2/4/2010	6,880,000
5,900,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	5,900,000
12,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	12,000,000
4,250,000		St. Francis, MN ISD#015, (Series B), 1.00% TANs (GTD by Minnesota State), 9/20/2010	4,259,348
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.200%, 2/4/2010	5,565,000
2,900,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2010	2,900,000
		TOTAL	230,985,102
		Mississippi – 0.1%
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	6,210,000
		Missouri – 1.8%
4,100,000		Cape Girardeau County, MO IDA, (Series 2009B) Weekly VRDNs (Saint Francis Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	4,100,000
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/3/2010	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
6,340,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	6,340,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	12,400,000
52,000,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 2/4/2010	52,000,000
  Semi-Annual Shareholder Report
  29

Principal Amount			Value
$7,200,000		Missouri State HEFA, (Series 2009) Daily VRDNs (Bethesda Heath Group, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/1/2010	7,200,000
26,600,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.200%, 2/1/2010	26,600,000
7,300,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.200%, 2/3/2010	7,300,000
8,800,000		Missouri State Public Utilities Commission, 2.25% BANs, 8/1/2010	8,853,971
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	6,000,000
18,300,000		St. Louis, MO, (Series 2009), 2.00% TRANs, 6/30/2010	18,403,900
		TOTAL	224,162,871
		Multi-State – 0.1%
10,380,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.250%, 2/4/2010	10,380,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.330%, 2/5/2010	3,485,000
		TOTAL	13,865,000
		Nebraska – 0.6%
75,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	75,000,000
		Nevada – 1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	26,700,000
39,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 2/3/2010	39,350,000
18,975,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/1/2010	18,975,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	28,500,000
13,400,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	13,400,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.190%, 2/3/2010	21,400,000
  Semi-Annual Shareholder Report
  30

Principal Amount			Value
$5,970,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/3/2010	5,970,000
		TOTAL	160,795,000
		New Jersey – 3.6%
6,105,800		Cliffside Park, NJ, 1.50% BANs, 3/26/2010	6,111,861
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	21,000,000
10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 2/3/2010	10,000,000
56,955,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs RR II R-12294 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	56,955,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	25,000,000
250,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	251,923,007
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,311,521
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	42,920,000
17,450,000		Toms River, NJ, 1.25% BANs, 6/30/2010	17,503,141
20,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	20,098,460
		TOTAL	459,822,990
		New Mexico – 0.5%
7,000,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York LOC), Mandatory Tender 10/6/2010	7,000,000
55,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	55,000,000
		TOTAL	62,000,000
		New York – 5.5%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,183,547
3,700,000		Bellmore, NY Union Free School District, 1.50% TANs, 6/25/2010	3,713,099
10,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	10,033,270
  Semi-Annual Shareholder Report
  31

Principal Amount			Value
$12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/4/2010	12,350,000
36,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.280%, 2/3/2010	36,750,000
34,850,000		Maine-Endwell, NY CSD, 1.50% BANs, 6/25/2010	34,979,791
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.250%, 2/3/2010	32,420,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II-12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.190%, 2/4/2010	17,325,000
5,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.190%, 2/1/2010	5,000,000
28,500,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.180%, 2/3/2010	28,500,000
13,685,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.210%, 2/1/2010	13,685,000
11,000,000		New York City, NY, (1994 Series A-10) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	11,000,000
12,500,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.190%, 2/1/2010	12,500,000
14,100,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	14,100,000
5,600,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/1/2010	5,600,000
10,500,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.170%, 2/4/2010	10,500,000
33,375,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.210%, 2/1/2010	33,375,000
20,000,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.200%, 2/1/2010	20,000,000
26,000,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 0.190%, 2/3/2010	26,000,000
5,000,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.210%, 2/1/2010	5,000,000
33,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.210%, 2/4/2010	33,000,000
194,000,000		New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center) Mandatory Tender 1/18/2011	194,000,000
  Semi-Annual Shareholder Report
  32

Principal Amount		Value
$31,730,000	New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/3/2010	31,730,000
24,500,000	New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.230%, 2/3/2010	24,500,000
4,200,000	New York State HFA, West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.170%, 2/3/2010	4,200,000
11,000,000	Tonawanda, NY, 1.50% BANs, 9/9/2010	11,046,676
50,665,000	Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	51,271,470
5,950,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.190%, 2/3/2010	5,950,000
	TOTAL	704,712,853
	North Carolina – 1.0%
50,000,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/4/2010	50,000,000
20,000,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.300%, 0204/2010	20,000,000
7,100,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.200%, 2/3/2010	7,100,000
10,055,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.240%, 2/3/2010	10,055,000
7,215,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	7,215,000
2,200,000	North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,200,000
4,805,000	North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,805,000
7,550,000	North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	7,550,000
7,640,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Bank of America N.A. LIQ), 0.200%, 2/1/2010	7,640,000
4,600,000	North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,600,000
	TOTAL	121,165,000
  Semi-Annual Shareholder Report
  33

Principal Amount		Value
	Ohio – 3.5%
$3,125,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.280%, 2/4/2010	3,125,000
4,900,000	Allen County, OH, (Series 2008B) Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	4,900,000
9,285,000	Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	9,285,000
2,800,000	Avon, OH, 1.30% BANs, 5/12/2010	2,803,415
1,825,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,825,000
7,500,000	Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	7,500,000
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	3,000,000
8,000,000	Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,069,628
300,000	Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.300%, 2/4/2010	300,000
3,835,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	3,835,000
4,595,000	Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	4,595,000
21,830,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	21,830,000
2,075,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/4/2010	2,075,000
9,331,000	Fairborn, OH, 2.00% BANs, 5/19/2010	9,351,243
7,365,000	Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	7,365,000
14,705,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.200%, 2/4/2010	14,705,000
8,210,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	8,210,000
15,895,000	Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/4/2010	15,895,000
5,550,000	Green City, OH, 1.75% BANs, 7/9/2010	5,576,235
4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	4,615,000
Semi-Annual Shareholder Report
34

Principal Amount		Value
$27,975,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 0.180%, 2/4/2010	27,975,000
20,295,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	20,295,000
8,140,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,140,000
15,555,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	15,555,000
34,245,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.190%, 2/4/2010	34,245,000
3,715,000	Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.000%, 2/4/2010	3,715,000
4,045,000	Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.000%, 2/4/2010	4,045,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	9,305,000
8,100,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,100,000
17,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	17,000,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,800,000
46,500,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.340%, 2/3/2010	46,500,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 2/4/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	10,700,000
13,000,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	13,000,000
3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	3,925,000
7,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.200%, 2/3/2010	7,000,000
Semi-Annual Shareholder Report
35

Principal Amount		Value
$3,000,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	3,000,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.450%, 2/4/2010	14,085,000
4,900,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	4,900,000
4,870,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	4,870,000
665,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.520%, 2/4/2010	665,000
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.750%, 2/4/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	20,000,000
6,090,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	6,090,000
	TOTAL	447,070,521
	Oklahoma – 0.3%
7,575,000	Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	7,575,000
7,995,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	7,995,000
6,200,000	Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/1/2010	6,200,000
12,240,000	Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2005B), 5.00% Bonds, 5/15/2010	12,388,819
	TOTAL	34,158,819
	Oregon – 1.5%
15,000,000	Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	15,000,000
146,740,000	Oregon State, 2.50% TANs, 6/30/2010	147,948,735
27,500,000	Oregon State, Veteran's Welfare Bonds (Series 73F) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.180%, 2/3/2010	27,500,000
	TOTAL	190,448,735
Semi-Annual Shareholder Report
36

Principal Amount			Value
		Pennsylvania – 9.8%
$86,705,000	[3,4]	Allegheny County, PA Hospital Development, (MT-548) Weekly VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 2/4/2010	86,705,000
7,245,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	7,245,000
9,615,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	9,615,000
4,800,000		Allegheny County, PA IDA Health & Housing Facilities, (Series 2001B) Daily VRDNs (Longwood at Oakmont, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 2/1/2010	4,800,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	4,300,000
4,100,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	4,100,000
14,140,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	14,140,000
2,310,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	2,310,000
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 2/3/2010	10,000,000
5,600,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.180%, 2/3/2010	5,600,000
20,535,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.200%, 2/3/2010	20,535,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.180%, 2/3/2010	28,525,000
15,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 2/4/2010	15,000,000
3,500,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.180%, 2/4/2010	3,500,000
4,000,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 0.210%, 2/4/2010	4,000,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	10,000,000
4,800,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.250%, 2/3/2010	4,800,000
Semi-Annual Shareholder Report
37

Principal Amount		Value
$3,100,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.160%, 2/4/2010	3,100,000
4,500,000	Butler County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Butler Health System)/(Branch Banking & Trust Co. LOC), 0.180%, 2/4/2010	4,500,000
8,000,000	Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(FHLB of Pittsburgh LOC), 0.190%, 2/4/2010	8,000,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	7,900,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	28,400,000
6,375,000	Dallastown Area School District, PA, (Series 2009) VRNs, 2.030%, 4/15/2010	6,386,395
5,000,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.190%, 2/4/2010	5,000,000
19,790,000	Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	19,790,000
20,500,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	20,500,000
19,870,000	Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	19,870,000
9,185,000	Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	9,185,000
4,000,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.200%, 2/4/2010	4,000,000
6,000,000	Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	6,000,000
10,000,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.160%, 2/4/2010	10,000,000
3,610,000	Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	3,610,000
52,125,000	Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/4/2010	52,125,000
5,300,000	Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	5,300,000
5,000,000	Lower Merion, PA School District, (Series A of 2009) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.190%, 2/4/2010	5,000,000
Semi-Annual Shareholder Report
38

Principal Amount			Value
$4,300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	4,300,000
8,135,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	8,135,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/3/2010	8,650,000
10,940,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.210%, 2/4/2010	10,940,000
5,520,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.190%, 2/4/2010	5,520,000
20,190,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	20,190,000
1,100,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.430%, 2/3/2010	1,100,000
300,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/4/2010	300,000
12,200,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	12,200,000
4,700,000		Pennsylvania EDFA, (Series 2009C), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	4,700,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	4,000,000
10,555,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/3/2010	10,555,000
6,550,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.220%, 2/3/2010	6,550,000
91,845,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	91,845,000
28,200,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	28,200,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,500,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/4/2010	5,030,000
6,220,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	6,220,000
Semi-Annual Shareholder Report
39

Principal Amount			Value
$3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.240%, 2/4/2010	3,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.200%, 2/4/2010	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 0.220%, 2/3/2010	11,500,000
10,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	10,000,000
5,040,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/4/2010	5,040,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	9,500,000
10,675,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/4/2010	10,675,000
19,665,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 2/4/2010	19,665,000
3,500,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.190%, 2/4/2010	3,500,000
10,125,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.300%, 2/1/2010	10,125,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/4/2010	20,000,000
28,700,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	28,700,000
1,875,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.190%, 2/4/2010	1,875,000
40,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	40,000,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	3,500,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	29,900,000
17,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	17,500,000
Semi-Annual Shareholder Report
40

Principal Amount		Value
$7,790,000	Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.160%, 2/4/2010	7,790,000
62,500,000	Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	62,950,935
40,395,000	Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	40,395,000
106,875,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.190%, 2/4/2010	106,875,000
29,025,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	29,025,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	51,785,000
3,890,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.200%, 2/4/2010	3,890,000
3,450,000	Somerset County, PA, (Series 2009A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	3,450,000
3,945,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2010	3,945,000
8,065,000	Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	8,065,000
9,505,000	Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.190%, 2/4/2010	9,505,000
2,100,000	Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	2,100,000
	TOTAL	1,243,032,330
	Rhode Island – 0.8%
102,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2010), 2.50% TANs, 6/30/2010	102,822,486
	South Carolina – 0.5%
19,595,000	Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.210%, 2/4/2010	19,595,000
9,000,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/4/2010	9,000,000
4,600,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	4,600,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	7,000,000
Semi-Annual Shareholder Report
41

Principal Amount			Value
$9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.200%, 2/4/2010	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.250%, 2/3/2010	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,300,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	4,500,000
		TOTAL	67,515,000
		Tennessee – 2.0%
6,080,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	6,080,000
44,850,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	44,850,000
5,465,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	5,465,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	3,030,000
5,000,000		Blount County, TN Public Building Authority, (Series E-9-A) Weekly VRDNs (Cleveland, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	5,000,000
9,525,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-B) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.210%, 2/1/2010	9,525,000
5,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	5,800,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.250%, 2/3/2010	4,100,000
11,330,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	11,330,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,441,398
20,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	20,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.250%, 2/3/2010	4,300,000
Semi-Annual Shareholder Report
42

Principal Amount			Value
$8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.280%, 2/3/2010	8,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.240%, 2/1/2010	15,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.270%, 2/4/2010	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	24,804,872
5,200,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.170%, 2/3/2010	5,200,000
5,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	5,000,000
3,885,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2010	3,885,000
6,045,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.210%, 2/1/2010	6,045,000
950,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C) Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.160%, 2/4/2010	950,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	7,225,000
21,700,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.190%, 2/4/2010	21,700,000
		TOTAL	259,331,270
		Texas – 9.4%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/3/2010	9,680,000
21,500,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 0.250%, 2/4/2010	21,500,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.210%, 2/4/2010	3,500,000
Semi-Annual Shareholder Report
43

Principal Amount			Value
$13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/4/2010	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.150%, 2/4/2010	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	11,500,000
10,390,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	10,390,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 2/4/2010	400,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.30% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/3/2010	20,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/25/2010	20,000,000
6,800,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/1/2010	6,800,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	7,500,000
6,580,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	6,580,000
20,500,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/1/2010	20,500,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.270%, 2/4/2010	13,000,000
102,220,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.180%, 2/1/2010	102,220,000
7,100,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	7,100,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.210%, 2/4/2010	6,200,000
Semi-Annual Shareholder Report
44

Principal Amount			Value
$9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.150%, 2/4/2010	9,710,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.220%, 2/1/2010	4,730,000
40,000,000		Houston, TX, (Series 2009), 2.00% TRANs, 6/30/2010	40,255,048
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.160%, 2/4/2010	8,945,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, STAGE (Series 2008-45C), 0.65% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/18/2010	18,965,000
7,950,000		North Central Texas HFDC, (Series 2006C) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.200%, 2/3/2010	7,950,000
24,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.200%, 2/4/2010	24,255,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.190%, 2/3/2010	29,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.240%, 2/3/2010	28,000,000
13,230,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/1/2010	13,230,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.220%, 2/3/2010	37,000,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.400%, 2/4/2010	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.400%, 2/4/2010	160,405,000
15,880,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.270%, 2/3/2010	15,880,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	8,685,000
408,350,000		Texas State, 2.50% TRANs, 8/31/2010	413,131,167
Semi-Annual Shareholder Report
45

Principal Amount			Value
$10,430,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	10,430,000
5,395,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.200%, 2/4/2010	5,395,000
		TOTAL	1,194,231,215
		Utah – 0.6%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/3/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.250%, 2/3/2010	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.200%, 2/4/2010	47,500,000
		TOTAL	81,715,000
		Vermont – 0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.310%, 2/1/2010	7,815,000
		TOTAL	16,370,000
		Virginia – 2.7%
8,020,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.170%, 2/4/2010	8,020,000
21,945,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	21,945,000
4,500,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.200%, 2/2/2010	4,500,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	15,040,000
3,600,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.250%, 2/4/2010	3,600,000
5,910,000		Fairfax County, VA IDA, (Series 2005C-1) Daily VRDNs (Inova Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/1/2010	5,910,000
20,000,000		Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
Semi-Annual Shareholder Report
46

Principal Amount		Value
$8,203,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	8,203,000
4,250,000	Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,250,000
4,400,000	Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	4,400,000
4,235,000	Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.300%, 2/3/2010	4,235,000
9,510,000	Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	9,510,000
5,875,000	Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	5,875,000
8,655,000	Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	8,655,000
9,375,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	9,375,000
7,600,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	7,600,000
3,850,000	Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	3,850,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	21,000,000
21,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	21,000,000
6,275,000	Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.250%, 2/3/2010	6,275,000
5,915,000	Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	5,915,000
4,000,000	Norfolk, VA EDA, (Series 2009C) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.160%, 2/3/2010	4,000,000
10,820,000	Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	10,820,000
11,000,000	Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	11,000,000
Semi-Annual Shareholder Report
47

Principal Amount			Value
$13,100,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	13,100,000
36,925,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	36,925,000
41,925,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	41,925,000
6,810,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	6,810,000
3,430,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	3,430,000
2,880,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.300%, 2/3/2010	2,880,000
12,100,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 0.250%, 2/4/2010	12,100,000
		TOTAL	342,148,000
		Washington – 0.7%
9,300,000	[3,4]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/1/2010	9,300,000
3,390,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	3,390,000
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,384,967
13,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2009B), 2.00% BANs, 8/5/2010	13,100,717
11,000,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.200%, 2/3/2010	11,000,000
2,500,000		Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.210%, 2/1/2010	2,500,000
6,900,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.180%, 2/4/2010	6,900,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	17,400,000
Semi-Annual Shareholder Report
48

Principal Amount			Value
$6,065,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	6,065,000
360,000		Washington State Housing Finance Commission, (Series 2007B) Weekly VRDNs (Eastside Catholic School)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	360,000
240,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/4/2010	240,000
		TOTAL	93,640,684
		West Virginia – 0.1%
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	7,600,000
		TOTAL	17,600,000
		Wisconsin – 2.8%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.250%, 2/4/2010	22,000,000
5,750,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	5,765,924
11,000,000		New Berlin, WI School District, 1.25% TRANs, 8/25/2010	11,030,612
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,468,041
4,200,000		Wisconsin School Districts Cash Flow Administration Program, (Series 2009B), 1.625% TRANs, 10/15/2010	4,228,519
12,500,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/1/2010	12,500,000
6,005,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	6,005,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.210%, 2/4/2010	51,000,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.250%, 2/4/2010	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2010	6,490,000
4,145,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/4/2010	4,145,000
Semi-Annual Shareholder Report
49

Principal Amount		Value
$20,000,000	Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	20,000,000
39,400,000	Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	39,400,000
100,000,000	Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	100,741,416
	TOTAL	356,044,512
	Wyoming – 0.1%
9,000,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.350%, 2/4/2010	9,000,000
3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2010	3,760,000
	TOTAL	12,760,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	12,694,140,458
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	20,614,261
	TOTAL NET ASSETS — 100%	$12,714,754,719
At January 31, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier or Second Tier security. At January 31, 2010, the portfolio securities were rated as follows:Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,495,655,000, which represented 11.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,495,655,000, which represented 11.8% of total net assets.
Semi-Annual Shareholder Report
50

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
51

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
INV	— Investment Agreement
ISD	— Independent School District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANS	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  52

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$12,694,140,458
Income receivable		26,495,159
Receivable for shares sold		2,881,668
TOTAL ASSETS		12,723,517,285
Liabilities:
Payable for shares redeemed	$1,342,615
Bank overdraft	6,743,928
Income distribution payable	390,711
Payable for shareholder services fee (Note 4)	106,987
Accrued expenses	178,325
TOTAL LIABILITIES		8,762,566
Net assets for 12,714,885,068 shares outstanding		$12,714,754,719
Net Assets Consist of:
Paid-in capital		$12,714,865,585
Distributions in excess of net realized gain on investments		(30,772)
Distributions in excess of net investment income		(80,094)
TOTAL NET ASSETS		$12,714,754,719
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,530,438,927 ÷ 10,530,877,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,184,315,792 ÷ 2,184,007,489 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  53

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$33,588,999
Expenses:
Investment adviser fee (Note 4)		$15,892,108
Administrative personnel and services fee (Note 4)		6,170,797
Custodian fees		261,834
Transfer and dividend disbursing agent fees and expenses		59,540
Directors'/Trustees' fees		33,978
Auditing fees		9,830
Legal fees		13,816
Portfolio accounting fees		88,794
Shareholder services fee — Institutional Service Shares (Note 4)		2,649,144
Account administration fee — Institutional Service Shares		686,774
Share registration costs		100,492
Printing and postage		42,266
Insurance premiums		15,848
Miscellaneous		623,400
TOTAL EXPENSES		26,648,621
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(5,521,271)
Waiver of administrative personnel and services fee (Note 4)	(123,850)
Waiver of shareholder services fee — Institutional Service Shares (Note 4)	(828,546)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 4)	(251,543)
Reduction of custodian fees (Note 5)	(169,911)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(6,895,121)
Net expenses			19,753,500
Net investment income			13,835,499
Net realized gain on investments			714,416
Change in net assets resulting from operations			$14,549,915
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  54

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,835,499	$187,869,366
Net realized gain on investments	714,416	990,732
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,549,915	188,860,098
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,433,137)	(157,096,111)
Institutional Service Shares	(479,793)	(30,890,006)
Distributions from net realized gain on investments
Institutional Shares	(1,323,607)	(1,996,665)
Institutional Service Shares	(279,914)	(491,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,516,451)	(190,474,124)
Share Transactions:
Proceeds from sale of shares	23,003,207,660	56,367,850,018
Net asset value of shares issued to shareholders in payment of distributions declared	6,820,471	82,255,114
Cost of shares redeemed	(27,962,242,748)	(51,457,814,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,952,214,617)	4,992,291,048
Change in net assets	(4,953,181,153)	4,990,677,022
Net Assets:
Beginning of period	17,667,935,872	12,677,258,850
End of period (including distributions in excess of net investment income of $(80,094) and $(2,663), respectively)	$12,714,754,719	$17,667,935,872
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  55

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements include herein are only those of Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

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  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,327,097,493	$20,327,097,493	48,916,295,052	$48,916,295,052
Shares issued to shareholders in payment of distributions declared	6,487,194	6,487,194	69,313,162	69,313,162
Shares redeemed	(24,546,114,128)	(24,546,114,128)	(44,294,123,154)	(44,294,123,154)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,212,529,441)	$(4,212,529,441)	4,691,485,060	$4,691,485,060
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,676,110,167	$2,676,110,167	7,451,554,966	$7,451,554,966
Shares issued to shareholders in payment of distributions declared	333,277	333,277	12,941,952	12,941,952
Shares redeemed	(3,416,128,620)	(3,416,128,620)	(7,163,690,930)	(7,163,690,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(739,685,176)	$(739,685,176)	300,805,988	$300,805,988
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,952,214,617)	$(4,952,214,617)	4,992,291,048	$4,992,291,048

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $5,521,271 of its fee.

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  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $123,850 of its fee.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $251,543 of shareholder services fees. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2010, unaffiliated third-party financial intermediaries waived $828,546 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,041,565,000 and $3,861,670,500, respectively.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  5. EXPENSE Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2010, the Fund's expenses were reduced by $169,911 under these arrangements.

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  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  8. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

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  9. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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  Evaluation and Approval of Advisory Contract - May 2009

  Tax-Free Obligations Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination or these voluntary waivers.

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  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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  Tax-Free Obligations Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N401

  40128 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Treasury Obligations Fund

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Institutional Shares
  Institutional Service Shares
  Institutional Capital Shares
  Trust Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS

  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.005	0.030	0.051	0.041	0.021
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.030	0.051	0.041	0.021
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)	(0.021)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.47%	3.09%	5.17%	4.20%	2.12%
Ratios to Average Net Assets:
Net expenses	0.19%[4]	0.23%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.02%[4]	0.46%	2.75%	5.04%	4.14%	2.12%
Expense waiver/reimbursement[5]	0.10%[4]	0.08%	0.08%	0.09%	0.27%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,493,372	$15,279,432	$17,018,264	$6,723,409	$6,419,380	$5,733,139
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
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  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.003	0.028	0.048	0.039	0.019
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.003	0.028	0.048	0.039	0.019
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)	(0.019)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.28%	2.83%	4.91%	3.94%	1.87%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.43%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.00%[4,5]	0.29%	2.86%	4.79%	3.87%	1.85%
Expense waiver/reimbursement[6]	0.33%[5]	0.13%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,268,110	$4,009,139	$5,863,864	$6,123,403	$5,712,346	$5,245,762
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  2

  Financial Highlights - Institutional Capital Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.004	0.029	0.050	0.040	0.020
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.029	0.050	0.040	0.020
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)	(0.020)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.37%	2.99%	5.06%	4.09%	2.02%
Ratios to Average Net Assets:
Net expenses	0.22%[5]	0.33%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.00%[4,5]	0.28%	2.73%	4.94%	4.07%	1.99%
Expense waiver/reimbursement[6]	0.17%[5]	0.08%	0.08%	0.09%	0.20%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$700,498	$2,411,738	$1,640,798	$1,138,133	$1,037,466	$622,744
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  3

  Financial Highlights - Trust Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.002	0.026	0.046	0.036	0.016
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.002	0.026	0.046	0.036	0.016
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)	(0.016)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.22%	2.59%	4.66%	3.68%	1.61%
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.51%	0.69%	0.70%	0.70%	0.70%
Net investment income	0.00%[4,5]	0.28%	2.62%	4.56%	3.70%	1.65%
Expense waiver/reimbursement[6]	0.58%[5]	0.30%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$475,536	$552,204	$1,125,269	$1,158,283	$791,547	$448,505
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  4

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  5

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual:
Institutional Shares	$1,000	$1,000.10	$0.96
Institutional Service Shares	$1,000	$1,000.00	$1.06
Institutional Capital Shares	$1,000	$1,000.00	$1.11
Trust Shares	$1,000	$1,000.00	$1.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.25	$0.97
Institutional Service Shares	$1,000	$1,024.15	$1.07
Institutional Capital Shares	$1,000	$1,024.10	$1.12
Trust Shares	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.19%
Institutional Service Shares	0.21%
Institutional Capital Shares	0.22%
Trust Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares and Institutional Capital Shares current annualized net expense ratios of 0.45% and 0.30%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect through the most recent one-half-year period) would be $2.27 and $2.29, and $1.51 and $1.53, respectively.
Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation) multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expense as if they had been in effect through the most recent one-half-year period) would be $3.53 and $3.57, respectively.
  Semi-Annual Shareholder Report
  6

  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	73.6%
U.S Treasury Securities	21.7%
Other Assets and Liabilities — Net[2]	4.7%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	60.7%
8-30 Days	16.2%
31-90 Days	12.6%
91-180 Days	3.7%
181 Days or more	2.1%
Other Assets and Liabilities — Net[2]	4.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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  7

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 73.6%
$340,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,004,167 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $510,004,331.	340,000,000
674,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.10%, dated 1/6/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,060,417 on 2/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $765,053,164.	674,000,000
910,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 1/12/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,229,167 on 3/29/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,059,253.	910,000,000
2,892,316,000		Interest in $7,176,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,176,059,800 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $7,319,581,063.	2,892,316,000
1,810,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,016,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $2,040,017,001.	1,810,000,000
115,000,000		Repurchase agreement 0.10%, dated 1/29/2010 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $115,000,958 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2019 and the market value of those underlying securities was $117,305,113.	115,000,000
615,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2013 and the market value of those underlying securities was $816,006,831.	615,000,000
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  8

Principal Amount			Value
$903,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/19/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,200,000 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $1,020,035,182.	903,000,000
450,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/8/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,041,667 on 2/10/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/17/2010 and the market value of those underlying securities was $510,026,210.	450,000,000
89,454,000		Repurchase agreement 0.10%, dated 1/29/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $89,454,745 on 2/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 9/30/2014 and the market value of that underlying security was $91,247,098.	89,454,000
1,800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,018,333 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2013 and the market value of those underlying securities was $2,040,601,933.	1,800,000,000
1,646,000,000		Interest in $1,650,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,650,013,750 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,683,003,336.	1,646,000,000
605,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $816,006,873.	605,000,000
250,000,000		Repurchase agreement 0.11%, dated 1/29/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,002,292 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $255,002,434.	250,000,000
836,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 1/14/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $925,107,917 on 2/26/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2015 and the market value of those underlying securities was $943,539,867.	836,000,000
		TOTAL REPURCHASE AGREEMENTS	13,935,770,000
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  9

Principal Amount			Value
		U.S. Treasury – 21.7%
$613,000,000	[2]	United States Treasury Bills, 0.155% - 0.545%, 7/1/2010	612,162,354
212,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	212,153,448
409,000,000	[2]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	408,700,876
306,500,000		United States Treasury Notes, 1.750%, 3/31/2010	307,268,660
1,205,500,000		United States Treasury Notes, 2.000%, 2/28/2010	1,206,996,166
84,000,000		United States Treasury Notes, 2.000%, 9/30/2010	84,912,509
274,500,000		United States Treasury Notes, 2.625%, 5/31/2010	276,586,152
755,000,000		United States Treasury Notes, 3.500% - 6.500%, 2/15/2010	756,382,541
50,000,000		United States Treasury Notes, 4.000%, 4/15/2010	50,341,911
192,500,000		United States Treasury Notes, 4.375%, 12/15/2010	199,002,218
		TOTAL U.S. TREASURY	4,114,506,835
		TOTAL INVESTMENTS — 95.3% (AT AMORTIZED COST)[3]	18,050,276,835
		OTHER ASSETS AND LIABILITIES - NET — 4.7%[4]	887,238,834
		TOTAL NET ASSETS — 100%	$18,937,515,669
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  10

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$13,935,770,000
Investments in securities	4,114,506,835
Total investments in securities, at amortized cost and value		$18,050,276,835
Income receivable		43,585,997
Receivable for investments sold		844,425,000
Receivable for shares sold		1,762,152
Prepaid expenses		135,519
TOTAL ASSETS		18,940,185,503
Liabilities:
Payable for shares redeemed	1,325,289
Bank overdraft	506,827
Income distribution payable	96,875
Payable for investment adviser fee (Note 4)	263,996
Payable for account administration fee	455,806
Payable for Directors'/Trustees' fees	21,041
TOTAL LIABILITIES		2,669,834
Net assets for 18,937,673,911 shares outstanding		$18,937,515,669
Net Assets Consist of:
Paid-in capital		$18,937,673,911
Accumulated net realized gain on investments		36
Distributions in excess of net investment income		(158,278)
TOTAL NET ASSETS		$18,937,515,669
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,493,372,440 ÷ 13,494,093,898 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,268,110,172 ÷ 4,267,683,252 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$700,497,520 ÷ 700,337,024 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$475,535,537 ÷ 475,559,737 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest		$20,589,121
Expenses:
Investment adviser fee (Note 4)	$19,421,125
Administrative personnel and services fee (Note 4)	7,541,936
Custodian fees	330,373
Transfer and dividend disbursing agent fees and expenses	56,268
Directors'/Trustees' fees	105,943
Auditing fees	10,333
Legal fees	5,684
Portfolio accounting fees	100,858
Distribution services fee — Trust Shares (Note 4)	629,358
Shareholder services fee — Institutional Service Shares (Note 4)	3,897,962
Shareholder services fee — Institutional Capital Shares (Note 4)	531,992
Shareholder services fee — Trust Shares (Note 4)	107,998
Account administration fee — Institutional Service Shares	1,194,571
Account administration fee — Institutional Capital Shares	15,726
Account administration fee — Trust Shares	519,598
Share registration costs	99,984
Printing and postage	51,600
Insurance premiums	34,197
Miscellaneous	61,903
TOTAL EXPENSES	34,717,409
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  12

  Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(9,482,935)
Waiver of administrative personnel and services fee	(152,198)
Waiver of distribution services fee — Trust Shares	(576,691)
Waiver of shareholder services fee — Institutional Service Shares	(3,897,962)
Waiver of shareholder services fee — Institutional Capital Shares	(350,389)
Waiver of shareholder services fee — Trust Shares	(107,998)
Reimbursement of shareholder services fee — Institutional Capital Shares	(33,785)
Reimbursement of account administration fee — Institutional Service Shares	(809,635)
Reimbursement of account administration fee — Trust Shares	(519,598)
TOTAL WAIVERS AND REIMBURSEMENTS		$(15,931,191)
Net expenses			$18,786,218
Net investment income			1,802,903
Net realized gain on investments			5,030
Change in net assets resulting from operations			$1,807,933
    See Notes which are an integral part of the Financial Statements
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  13

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,802,903	$112,572,525
Net realized gain on investments	5,030	1,282,147
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,807,933	113,854,672
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,789,188)	(84,553,313)
Institutional Service Shares	(131,062)	(15,932,732)
Institutional Capital Shares	(25,618)	(9,470,529)
Trust Shares	(15,313)	(2,419,647)
Distributions from net realized gain on investments
Institutional Shares	(122,648)	(838,606)
Institutional Service Shares	(37,217)	(158,022)
Institutional Capital Shares	(8,191)	(93,929)
Trust Shares	(4,530)	(23,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,133,767)	(113,490,776)
Share Transactions:
Proceeds from sale of shares	44,774,313,287	148,974,412,683
Net asset value of shares issued to shareholders in payment of distributions declared	901,851	42,485,404
Cost of shares redeemed	(48,089,886,469)	(152,412,943,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,314,671,331)	(3,396,045,845)
Change in net assets	(3,314,997,165)	(3,395,681,949)
Net Assets:
Beginning of period	22,252,512,834	25,648,194,783
End of period (including undistributed (distributions in excess of) net investment income of $(158,278) and $0, respectively)	$18,937,515,669	$22,252,512,834
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  14

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report
  15

  may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  Prior to May 1, 2009 the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The fee for the Program was recognized ratably over the period of participation. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

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  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,315,479,274	$35,315,479,274	119,189,723,953	$119,189,723,953
Shares issued to shareholders in payment of distributions declared	853,081	853,081	37,334,823	37,334,823
Shares redeemed	(37,102,163,159)	(37,102,163,159)	(120,966,226,974)	(120,966,226,974)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,785,830,804)	$(1,785,830,804)	(1,739,168,198)	$(1,739,168,198)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,080,750,406	$8,080,750,406	19,225,863,084	$19,225,863,084
Shares issued to shareholders in payment of distributions declared	35,564	35,564	3,578,991	3,578,991
Shares redeemed	(7,821,742,333)	(7,821,742,333)	(21,084,351,618)	(21,084,351,618)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	259,043,637	$259,043,637	(1,854,909,543)	$(1,854,909,543)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	831,966,167	$831,966,167	9,286,150,303	$9,286,150,303
Shares issued to shareholders in payment of distributions declared	10,842	10,842	1,450,604	1,450,604
Shares redeemed	(2,543,201,427)	(2,543,201,427)	(8,516,470,235)	(8,516,470,235)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(1,711,224,418)	$(1,711,224,418)	771,130,672	$771,130,672
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	546,117,440	$546,117,440	1,272,675,343	$1,272,675,343
Shares issued to shareholders in payment of distributions declared	2,364	2,364	120,986	120,986
Shares redeemed	(622,779,550)	(622,779,550)	(1,845,895,105)	(1,845,895,105)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(76,659,746)	$(76,659,746)	(573,098,776)	$(573,098,776)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,314,671,331)	$(3,314,671,331)	(3,396,045,845)	$(3,396,045,845)

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $9,482,935 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $152,198 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to Semi-Annual Shareholder Report
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  waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $576,691 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees or account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $33,785 of shareholder services fees and $1,329,233 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $4,356,349 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Institutional Shares did not incur a shareholder services fee.

  Interfund Transactions

  During the six months ended January 31, 2010, the Fund did not engage in any purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers.

  Expense Limitation

  The Adviser and its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

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  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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  Evaluation and Approval of Advisory Contract - May 2009

  Treasury Obligations Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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  with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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  Treasury Obligations Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N823
  Cusip 60934N500
  Cusip 60934N872
  Cusip 60934N120

  Q450203 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Trust for U.S. Treasury
  Obligations

  A Portfolio of Money Market Obligations Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.003	0.028	0.048	0.039	0.018
Net realized gain on investments	—	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.028	0.048	0.039	0.018
Less Distributions:
Distributions from net investment income	—	(0.003)	(0.028)	(0.048)	(0.039)	(0.018)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.028)	(0.048)	(0.039)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.29%	2.85%	4.91%	3.93%	1.86%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.46%	0.46%	0.46%	0.45%	0.45%
Net investment income	0.00%[3,4]	0.32%	2.84%	4.79%	3.83%	1.82%
Expense waiver/reimbursement[5]	0.35%[4]	0.11%	0.07%	0.07%[6]	0.27%[6]	0.32%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$204,723	$225,258	$428,344	$522,294	$524,802	$520,178
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.
    See Notes which are an integral part of the Financial Statements
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  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Shares current annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if it had been in effect through the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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  Portfolio of Investments Summary Tables (unaudited)

  At January 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	73.7%
U.S. Treasury Securities	20.9%
Other Assets and Liabilities — Net[2]	5.4%
TOTAL	100.0%

  At January 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.4%
8-30 Days	15.0%
31-90 Days	12.2%
91-180 Days	5.2%
181 Days or more	2.8%
Other Assets and Liabilities — Net[2]	5.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 73.7%
$20,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,004,167 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $510,004,331.	20,000,000
6,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.10%, dated 1/6/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,060,417 on 2/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $765,053,164.	6,000,000
8,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 1/12/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,229,167 on 3/29/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,059,253.	8,000,000
8,899,000		Interest in $7,176,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,176,059,800 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $7,319,581,063.	8,899,000
20,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Calyon Securities will repurchase securities provided as collateral for $2,000,016,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $2,040,017,001.	20,000,000
20,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2013 and the market value of those underlying securities was $816,006,831.	20,000,000
11,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/19/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,200,000 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $1,020,035,182.	11,000,000
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Principal Amount			Value
$6,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 1/8/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,041,667 on 2/10/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/17/2010 and the market value of those underlying securities was $510,026,210.	6,000,000
20,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.11%, dated 1/29/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,018,333 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2013 and the market value of those underlying securities was $2,040,601,933.	20,000,000
20,000,000		Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $800,006,667 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $816,006,873.	20,000,000
11,000,000	[1]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 1/14/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $925,107,917 on 2/26/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2015 and the market value of those underlying securities was $943,539,867.	11,000,000
		TOTAL REPURCHASE AGREEMENTS	150,899,000
		U.S. Treasury – 20.9%
7,500,000	[2]	United States Treasury Bills, 0.155% — 0.545%, 7/1/2010	7,490,677
2,500,000	[2]	United States Treasury Bills, 0.285%, 8/26/2010	2,495,923
4,000,000	[2]	United States Treasury Bills, 0.440% — 0.453%, 4/1/2010	3,997,075
4,500,000		United States Treasury Notes, 1.750%, 3/31/2010	4,511,285
10,000,000		United States Treasury Notes, 2.000%, 2/28/2010	10,012,394
1,000,000		United States Treasury Notes, 2.000%, 9/30/2010	1,010,863
3,000,000		United States Treasury Notes, 2.625%, 5/31/2010	3,022,800
2,250,000		United States Treasury Notes, 4.375%, 12/15/2010	2,326,000
7,800,000		United States Treasury Notes, 4.750% — 6.500%, 2/15/2010	7,814,625
		TOTAL U.S. TREASURY	42,681,642
		TOTAL INVESTMENTS — 94.6% (AT AMORTIZED COST)[3]	193,580,642
		OTHER ASSETS AND LIABILITIES - NET — 5.4%[4]	11,142,737
		TOTAL NET ASSETS — 100%	$204,723,379
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
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  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$150,899,000
Investments in securities	42,681,642
Total investments in securities, at amortized cost and value		$193,580,642
Income receivable		462,541
Receivable for investments sold		10,800,000
Receivable for shares sold		5,555
Prepaid expenses		2,570
TOTAL ASSETS		204,851,308
Liabilities:
Payable for shares redeemed	15,634
Bank overdraft	98,963
Payable for investment adviser fee (Note 4)	451
Payable for Directors'/Trustees' fees	944
Payable for portfolio accounting fees	11,937
TOTAL LIABILITIES		127,929
Net assets for 204,722,959 shares outstanding		$204,723,379
Net Assets Consist of:
Paid-in capital		$204,722,959
Accumulated net realized gain on investments		9
Undistributed net investment income		411
TOTAL NET ASSETS		$204,723,379
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$204,723,379 ÷ 204,722,959 shares outstanding, no par value, unlimited shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
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  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Interest			$233,133
Expenses:
Investment adviser fee (Note 4)		$422,467
Administrative personnel and services fee (Note 4)		82,029
Custodian fees		9,409
Transfer and dividend disbursing agent fees and expenses		11,362
Directors'/Trustees' fees		673
Auditing fees		9,830
Legal fees		3,158
Portfolio accounting fees		27,009
Share registration costs		23,637
Printing and postage		6,588
Insurance premiums		2,645
Miscellaneous		8,029
TOTAL EXPENSES		606,836
Waivers (Note 4):
Waiver of investment adviser fee	$(372,459)
Waiver of administrative personnel and services fee	(1,655)
TOTAL WAIVERS		(374,114)
Net expenses			232,722
Net investment income			$411
    See Notes which are an integral part of the Financial Statements
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  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$411	$1,207,368
Net realized gain on investments	—	23,324
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	411	1,230,692
Distributions to Shareholders:
Distributions from net investment income	—	(1,205,310)
Distributions from net realized gain on investments	(2,835)	(20,480)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,835)	(1,225,790)
Share Transactions:
Proceeds from sale of shares	454,399,475	1,536,613,240
Net asset value of shares issued to shareholders in payment of distributions declared	861	329,564
Cost of shares redeemed	(474,932,323)	(1,740,033,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,531,987)	(203,090,986)
Change in net assets	(20,534,411)	(203,086,084)
Net Assets:
Beginning of period	225,257,790	428,343,874
End of period (including undistributed net investment income of $411 and $0, respectively)	$204,723,379	$225,257,790
    See Notes which are an integral part of the Financial Statements
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  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  Prior to May 1, 2009, the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

	Six Months Ended 1/31/2010	Year Ended 7/31/2009
Shares sold	454,399,475	1,536,613,240
Shares issued to shareholders in payment of distributions declared	861	329,564
Shares redeemed	(474,932,323)	(1,740,033,790)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(20,531,987)	(203,090,986)

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $372,459 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,655 of its fee.

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  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, the Fund did not incur a shareholder services fee.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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  Evaluation and Approval of Advisory Contract - May 2009

  Trust for U.S. Treasury Obligations (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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  Trust for U.S. Treasury
  Obligations
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 60934N799

  8042508 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  No changes to report.

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2010